UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Fidelity®
Balanced
Fund

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Balanced	.68%
Actual		$ 1,000.00	$ 676.10	$ 2.83
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.41
Class K	.49%
Actual		$ 1,000.00	$ 676.50	$ 2.04
Hypothetical A		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	1.5	0.8
Microsoft Corp.	1.3	0.0
Procter & Gamble Co.	1.3	0.6
AT&T, Inc.	1.1	1.2
Verizon Communications, Inc.	1.0	0.6
	6.2
Top Five Bond Issuers as of February 28, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.7	8.8
Freddie Mac	5.3	3.4
U.S. Treasury Obligations	3.9	4.9
Government National Mortgage Association	3.7	2.3
Citigroup, Inc.	0.3	0.0
	28.9
Top Five Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	10.7	15.9
Information Technology	10.6	9.2
Health Care	9.7	6.3
Energy	9.2	11.8
Consumer Staples	8.7	3.9
Asset Allocation (% of fund's net assets)
As of February 28, 2009*		As of August 31, 2008**
	Stocks and Equity Futures 58.8%		Stocks and Investment Companies 64.5%
	Bonds 49.0%		Bonds 39.1%
	Convertible Securities 0.2%		Convertible Securities 0.8%
	Other Investments 0.3%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets† (8.3)%		Short-Term Investments and Net Other Assets† (4.5)%
* Foreign investments	10.8%	** Foreign investments	10.4%

† Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.1%
Gentex Corp.	936,500	$ 7,492
Johnson Controls, Inc.	1,082,700	12,321
		19,813
Automobiles - 0.1%
Renault SA	77,300	1,110
Toyota Motor Corp. sponsored ADR	119,000	7,514
		8,624
Distributors - 0.2%
Li & Fung Ltd.	16,749,000	36,295
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(e)	72,100	3,228
Service Corp. International	690,100	2,333
		5,561
Hotels, Restaurants & Leisure - 0.6%
Burger King Holdings, Inc.	209,600	4,504
Krispy Kreme Doughnuts, Inc. warrants 3/2/12 (a)	5,495	1
McDonald's Corp.	1,696,155	88,624
Wendy's/Arby's Group, Inc.	603,800	2,735
		95,864
Household Durables - 0.2%
Centex Corp.	140,488	872
D.R. Horton, Inc.	986,800	8,338
Fortune Brands, Inc.	117,400	2,788
Harman International Industries, Inc.	226,500	2,405
Mohawk Industries, Inc. (a)	495,645	11,197
Newell Rubbermaid, Inc.	495,100	2,797
Pulte Homes, Inc.	398,800	3,661
Whirlpool Corp.	137,523	3,057
		35,115
Internet & Catalog Retail - 0.1%
Expedia, Inc. (a)	508,500	4,053
Priceline.com, Inc. (a)(e)	63,183	5,362
		9,415
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	156,200	3,575
Media - 1.4%
Central European Media Enterprises Ltd. Class A (a)	662,608	4,214
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
Class A	3,947,500	$ 51,554
Class A (special) (non-vtg.)	140,200	1,703
Discovery Communications, Inc. (a)	336,200	5,214
Liberty Global, Inc. Class A (a)	688,107	8,443
News Corp. Class A	843,800	4,692
Omnicom Group, Inc.	886,700	21,307
The DIRECTV Group, Inc. (a)	745,300	14,861
The Walt Disney Co.	977,100	16,386
Time Warner Cable, Inc. (a)	1,287,900	23,478
Time Warner, Inc.	5,500,450	41,968
Viacom, Inc. Class B (non-vtg.) (a)	1,079,700	16,617
		210,437
Multiline Retail - 0.3%
Kohl's Corp. (a)	128,210	4,505
Target Corp.	1,145,625	32,433
		36,938
Specialty Retail - 1.2%
Home Depot, Inc.	1,005,400	21,003
Lowe's Companies, Inc.	2,731,100	43,261
MarineMax, Inc. (a)	387,607	558
OfficeMax, Inc.	352,430	1,346
PetSmart, Inc.	753,223	15,095
Ross Stores, Inc.	734,221	21,674
Sally Beauty Holdings, Inc. (a)	365,500	1,414
Sherwin-Williams Co.	172,400	7,922
Staples, Inc.	1,139,866	18,181
Tiffany & Co., Inc.	174,800	3,328
TJX Companies, Inc.	1,661,800	37,008
Urban Outfitters, Inc. (a)	414,800	6,902
Zumiez, Inc. (a)	782,200	6,172
		183,864
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	771,600	12,585
LVMH Moet Hennessy - Louis Vuitton	67,600	3,832
NIKE, Inc. Class B	361,600	15,017
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ports Design Ltd.	2,563,000	$ 2,623
VF Corp.	82,960	4,306
		38,363
TOTAL CONSUMER DISCRETIONARY		683,864
CONSUMER STAPLES - 7.9%
Beverages - 2.6%
Anheuser-Busch InBev NV	1,396,884	38,164
Coca-Cola Enterprises, Inc.	889,800	10,215
Coca-Cola FEMSA SAB de CV sponsored ADR	162,100	5,051
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	251,708	2,965
Coca-Cola Icecek AS	661,000	2,741
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	140,300	5,677
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,094,590	27,334
Cott Corp. (a)	1,806,700	1,449
Diageo PLC sponsored ADR	345,400	16,058
Dr Pepper Snapple Group, Inc. (a)	205,692	2,890
Embotelladora Andina SA sponsored ADR	426,794	6,103
Fomento Economico Mexicano SAB de CV sponsored ADR	109,683	2,527
Molson Coors Brewing Co. Class B	843,900	29,731
Pepsi Bottling Group, Inc.	290,000	5,365
PepsiCo, Inc.	2,278,756	109,699
Pernod Ricard SA	169,800	9,244
SABMiller PLC	163,396	2,365
The Coca-Cola Co.	2,869,841	117,233
		394,811
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	612,300	25,925
CVS Caremark Corp.	2,945,896	75,827
Kroger Co.	941,600	19,463
Safeway, Inc.	1,080,000	19,980
Wal-Mart Stores, Inc.	1,841,900	90,695
Walgreen Co.	1,447,700	34,542
		266,432
Food Products - 1.2%
Archer Daniels Midland Co.	880,000	23,461
Bunge Ltd. (e)	62,400	2,925
Cadbury PLC sponsored ADR	93,300	2,859
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Green Mountain Coffee Roasters, Inc. (a)	593,862	$ 22,181
Groupe Danone	177,900	8,441
Kraft Foods, Inc. Class A	316,000	7,198
Lindt & Spruengli AG	177	3,290
Nestle SA (Reg.)	1,474,388	48,194
Perdigao SA	236,400	2,903
PureCircle Ltd. (a)	47,400	112
Ralcorp Holdings, Inc. (a)	50,330	3,050
Sadia SA ADR (e)	476,600	1,630
SLC Agricola SA	556,200	3,276
Tyson Foods, Inc. Class A	1,505,680	12,693
Unilever NV (NY Shares)	1,869,100	35,719
Viterra, Inc. (a)	371,600	2,956
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)(e)	53,618	1,589
		182,477
Household Products - 1.5%
Colgate-Palmolive Co.	462,000	27,803
Kimberly-Clark Corp.	153,066	7,211
Procter & Gamble Co.	3,995,981	192,486
		227,500
Personal Products - 0.2%
Avon Products, Inc.	1,640,500	28,856
Mead Johnson Nutrition Co. Class A (a)	327,700	9,041
		37,897
Tobacco - 0.6%
Altria Group, Inc.	1,255,200	19,380
British American Tobacco PLC sponsored ADR	957,500	48,871
Philip Morris International, Inc.	743,300	24,878
Souza Cruz Industria Comerico	159,800	3,204
		96,333
TOTAL CONSUMER STAPLES		1,205,450
ENERGY - 7.6%
Energy Equipment & Services - 1.9%
Global Industries Ltd. (a)	941,088	2,974
Nabors Industries Ltd. (a)	2,546,900	24,730
National Oilwell Varco, Inc. (a)	2,902,054	77,572
Noble Corp.	1,959,492	48,184
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Patterson-UTI Energy, Inc.	989,900	$ 8,503
Pride International, Inc. (a)	730,800	12,599
Schlumberger Ltd. (NY Shares)	695,018	26,452
Smith International, Inc.	740,640	15,909
Superior Energy Services, Inc. (a)	193,800	2,556
Transocean Ltd. (a)	50	3
Weatherford International Ltd. (a)	6,583,352	70,244
		289,726
Oil, Gas & Consumable Fuels - 5.7%
Apache Corp.	640,600	37,853
Cabot Oil & Gas Corp.	887,953	18,088
Canadian Natural Resources Ltd.	1,790,100	57,552
Chevron Corp.	1,098,600	66,696
Comstock Resources, Inc. (a)	726,766	22,115
Concho Resources, Inc. (a)	3,439,356	68,615
Concho Resources, Inc. (a)(q)	607,780	12,125
Continental Resources, Inc. (a)(e)	589,000	9,359
Denbury Resources, Inc. (a)	3,370,522	43,412
El Paso Corp.	3,407,800	23,003
Ellora Energy, Inc. (a)(g)	1,529,700	9,313
Energy Resources of Australia Ltd.	427,558	4,952
EXCO Resources, Inc. (a)	3,031,000	27,612
Hess Corp.	870,155	47,589
Occidental Petroleum Corp.	496,900	25,774
OPTI Canada, Inc. (a)	2,681,272	2,108
Petrohawk Energy Corp. (a)	5,878,704	100,056
Plains Exploration & Production Co. (a)	1,256,310	24,046
Range Resources Corp.	190,270	6,768
Royal Dutch Shell PLC Class A sponsored ADR	1,728,100	75,985
SandRidge Energy, Inc. (a)	16,408	111
Southwestern Energy Co. (a)	2,014,232	57,949
Suncor Energy, Inc.	2,054,200	42,726
Sunoco, Inc.	105,579	3,532
Ultra Petroleum Corp. (a)	646,803	22,729
Uranium One, Inc. (a)	1,046,400	1,588
Whiting Petroleum Corp. (a)	7,817	182
Williams Companies, Inc.	5,020,600	56,733
		868,571
TOTAL ENERGY		1,158,297
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 5.6%
Capital Markets - 1.0%
BlackRock, Inc. Class A	86,900	$ 8,413
Cohen & Steers, Inc.	16,900	152
Goldman Sachs Group, Inc.	583,000	53,100
Janus Capital Group, Inc.	551,100	2,430
Morgan Stanley	2,599,923	50,802
Northern Trust Corp.	180,300	10,016
State Street Corp.	955,800	24,153
		149,066
Commercial Banks - 1.3%
Bangkok Bank Ltd. PCL (For. Reg.)	4,016,400	8,184
Mitsubishi UFJ Financial Group, Inc.	608,900	2,750
PNC Financial Services Group, Inc.	1,623,349	44,382
TCF Financial Corp.	661,600	8,111
U.S. Bancorp, Delaware	2,291,000	32,784
UCBH Holdings, Inc.	593,606	950
Uniao de Bancos Brasileiros SA (Unibanco) GDR	95,200	4,982
Wells Fargo & Co.	7,883,791	95,394
		197,537
Consumer Finance - 0.3%
American Express Co.	437,198	5,273
Capital One Financial Corp.	1,535,400	18,502
Discover Financial Services	1,358,610	7,785
Promise Co. Ltd. (e)	290,500	3,880
SLM Corp. (a)	1,169,400	5,379
		40,819
Diversified Financial Services - 1.7%
Bank of America Corp.	9,663,962	38,173
JPMorgan Chase & Co.	9,942,964	227,197
		265,370
Insurance - 1.2%
ACE Ltd.	883,800	32,268
Fidelity National Financial, Inc. Class A	315,950	5,235
Marsh & McLennan Companies, Inc.	970,900	17,408
MetLife, Inc.	1,580,163	29,170
PartnerRe Ltd.	305,400	18,904
Principal Financial Group, Inc.	626,500	5,006
Prudential Financial, Inc.	894,870	14,685
Reinsurance Group of America, Inc.	313,947	8,539
Sony Financial Holdings, Inc.	8,605	22,131
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	326,000	$ 11,785
Unum Group	1,089,000	11,086
W.R. Berkley Corp.	148,400	3,088
		179,305
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp.	211,500	624
SL Green Realty Corp.	172,190	2,001
Vornado Realty Trust	290,300	9,502
		12,127
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	456,600	3,434
TOTAL FINANCIALS		847,658
HEALTH CARE - 9.3%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	21,300	728
Amgen, Inc. (a)	917,600	44,898
Biogen Idec, Inc. (a)	810,887	37,333
BioMarin Pharmaceutical, Inc. (a)	187,836	2,254
CSL Ltd.	343,729	7,949
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0*
Genentech, Inc. (a)	485,889	41,568
Genzyme Corp. (a)	669,700	40,805
Gilead Sciences, Inc. (a)	1,600,273	71,692
Myriad Genetics, Inc. (a)	97,563	7,693
ONYX Pharmaceuticals, Inc. (a)	160,829	4,823
United Therapeutics Corp. (a)	115,725	7,766
		267,509
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	1,410,400	71,803
C.R. Bard, Inc.	253,824	20,372
Cooper Companies, Inc.	187,100	4,114
Covidien Ltd.	1,716,754	54,370
Edwards Lifesciences Corp. (a)	219,055	12,182
Mako Surgical Corp.	529,285	4,144
Masimo Corp. (a)	269,675	6,739
Medtronic, Inc.	379,095	11,217
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,716,000	$ 2,867
St. Jude Medical, Inc. (a)	432,708	14,349
		202,157
Health Care Providers & Services - 1.0%
CardioNet, Inc.	130,823	3,271
Express Scripts, Inc. (a)	691,188	34,767
Henry Schein, Inc. (a)	206,913	7,590
McKesson Corp.	252,450	10,355
Medco Health Solutions, Inc. (a)	1,529,026	62,048
UnitedHealth Group, Inc.	1,005,645	19,761
WellPoint, Inc. (a)	352,100	11,943
		149,735
Health Care Technology - 0.2%
HLTH Corp. (a)	2,236,777	24,426
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	515,342	16,146
QIAGEN NV (a)	1,040,765	16,673
Waters Corp. (a)	268,400	9,453
		42,272
Pharmaceuticals - 4.8%
Abbott Laboratories	2,517,000	119,155
Allergan, Inc.	1,448,565	56,117
Bristol-Myers Squibb Co.	1,910,525	35,173
Elan Corp. PLC sponsored ADR (a)	933,500	5,769
Johnson & Johnson	2,272,491	113,625
Merck & Co., Inc.	3,493,050	84,532
Novo Nordisk AS Series B	315,700	15,369
Perrigo Co.	137,400	2,760
Pfizer, Inc.	8,258,100	101,657
Pronova BioPharma ASA (a)	1,387,101	4,433
Schering-Plough Corp.	2,759,214	47,983
Teva Pharmaceutical Industries Ltd. sponsored ADR	74,900	3,339
Valeant Pharmaceuticals International (a)(e)	717,586	12,486
Wyeth	3,042,900	124,211
		726,609
TOTAL HEALTH CARE		1,412,708
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 5.8%
Aerospace & Defense - 1.3%
General Dynamics Corp.	237,500	$ 10,407
Honeywell International, Inc.	1,446,454	38,808
Lockheed Martin Corp.	853,074	53,838
Raytheon Co.	1,171,075	46,808
The Boeing Co.	441,500	13,881
United Technologies Corp.	727,000	29,683
		193,425
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	1,487,164	61,539
FedEx Corp.	421,500	18,213
United Parcel Service, Inc. Class B	1,424,900	58,677
		138,429
Airlines - 0.0%
AMR Corp. (a)	584,500	2,391
Building Products - 0.0%
Masco Corp.	1,273,877	6,560
Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)	1,255,500	60,239
Construction & Engineering - 0.2%
MYR Group, Inc. (a)	207,500	2,785
Quanta Services, Inc. (a)(e)	1,862,801	32,785
		35,570
Electrical Equipment - 0.4%
Alstom SA	433,700	20,347
Cooper Industries Ltd. Class A	395,800	8,347
Energy Conversion Devices, Inc. (a)	146,779	3,219
First Solar, Inc. (a)	26,300	2,781
Q-Cells SE (a)(e)	571,150	9,463
Renewable Energy Corp. AS (a)(e)	1,261,800	8,559
Sunpower Corp. Class B (a)	505,281	12,511
		65,227
Industrial Conglomerates - 0.8%
General Electric Co.	8,095,595	68,894
McDermott International, Inc. (a)	530,297	6,252
Siemens AG sponsored ADR	404,400	20,471
Textron, Inc.	1,554,211	8,781
Tyco International Ltd.	535,200	10,731
		115,129
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.4%
Cummins, Inc.	1,690,621	$ 35,165
Danaher Corp.	1,321,719	67,090
Deere & Co.	1,116,266	30,686
Eaton Corp.	943,806	34,119
Illinois Tool Works, Inc.	343,100	9,538
Ingersoll-Rand Co. Ltd. Class A	61,500	872
Navistar International Corp. (a)	670,822	18,917
PACCAR, Inc.	182,600	4,578
Toro Co.	294,516	6,441
Trinity Industries, Inc.	165,400	1,221
Vallourec SA	55,700	4,335
		212,962
Professional Services - 0.1%
Manpower, Inc.	308,089	8,590
Monster Worldwide, Inc. (a)	407,900	2,688
		11,278
Road & Rail - 0.3%
CSX Corp.	358,307	8,843
Union Pacific Corp.	1,061,100	39,812
		48,655
Trading Companies & Distributors - 0.0%
GATX Corp.	85,200	1,557
TOTAL INDUSTRIALS		891,422
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.2%
Ciena Corp. (a)	4,051,008	21,754
Cisco Systems, Inc. (a)	402,201	5,860
Juniper Networks, Inc. (a)	5,947,684	84,517
NETGEAR, Inc. (a)	125,983	1,392
QUALCOMM, Inc.	531,100	17,755
Starent Networks Corp. (a)	48,700	770
Sycamore Networks, Inc. (a)	11,020,100	27,771
Tellabs, Inc. (a)	3,623,100	13,768
ZTE Corp. (H Shares)	2,761,800	9,025
		182,612
Computers & Peripherals - 0.8%
Apple, Inc. (a)	258,300	23,069
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	1,688,800	$ 14,405
Hewlett-Packard Co.	1,116,400	32,409
SanDisk Corp. (a)	4,359,526	38,843
Seagate Technology	2,667,500	11,470
Western Digital Corp. (a)	300,300	4,102
		124,298
Electronic Equipment & Components - 0.2%
Arrow Electronics, Inc. (a)	275,588	4,583
Avnet, Inc. (a)	1,079,422	18,642
		23,225
Internet Software & Services - 0.4%
eBay, Inc. (a)	1,809,478	19,669
Google, Inc. Class A (sub. vtg.) (a)	130,411	44,078
		63,747
IT Services - 0.2%
Visa, Inc.	584,100	33,124
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp.	1,752,500	26,866
Analog Devices, Inc.	3,452,400	64,353
Applied Materials, Inc.	11,065,160	101,910
ARM Holdings PLC sponsored ADR	712,000	2,983
ASAT Holdings Ltd. (a)	88,719	0*
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	0*
ASML Holding NV (NY Shares)	7,987,175	120,846
ATMI, Inc. (a)	834,624	11,100
Broadcom Corp. Class A (a)	855,216	14,068
Brooks Automation, Inc. (a)	2,473,662	10,587
Cirrus Logic, Inc. (a)(f)	3,264,439	11,589
Cymer, Inc. (a)	1,259,384	23,261
FEI Co. (a)	508,327	7,274
Globe Specialty Metals, Inc. (Reg. S) (a)	1,579,600	8,688
Inotera Memories, Inc. (a)	27,639,000	9,305
Integrated Device Technology, Inc. (a)	697,463	3,125
Intel Corp.	2,100,500	26,760
Kulicke & Soffa Industries, Inc. (a)	40,062	54
Lam Research Corp. (a)	1,826,600	35,728
Linear Technology Corp. (e)	1,800,042	39,241
Marvell Technology Group Ltd. (a)	4,394,700	33,004
Mattson Technology, Inc. (a)(f)	2,700,983	1,540
MediaTek, Inc.	2,020,000	17,296
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	16,962,900	$ 54,621
Monolithic Power Systems, Inc. (a)	389,197	5,040
Novellus Systems, Inc. (a)	2,876,200	36,672
NVIDIA Corp. (a)	2,302,800	19,067
Photronics, Inc. (a)	408,976	376
Richtek Technology Corp.	1,484,000	6,341
Samsung Electronics Co. Ltd.	153,789	47,301
Silicon Laboratories, Inc. (a)	629,274	13,781
Skyworks Solutions, Inc. (a)	1,561,830	10,152
Taiwan Semiconductor Manufacturing Co. Ltd.	7,417,000	9,352
Teradyne, Inc. (a)	3,390,700	14,004
Texas Instruments, Inc.	1,027,300	14,742
Tokyo Electron Ltd.	2,519,900	84,461
TriQuint Semiconductor, Inc. (a)	2,239,950	5,219
Varian Semiconductor Equipment Associates, Inc. (a)	2,337,072	42,652
Verigy Ltd. (a)	1,860,976	12,859
		946,218
Software - 1.4%
Electronic Arts, Inc. (a)	272,700	4,448
Microsoft Corp.	12,268,000	198,128
Perfect World Co. Ltd. sponsored ADR Class B (a)	308,750	3,551
		206,127
TOTAL INFORMATION TECHNOLOGY		1,579,351
MATERIALS - 1.6%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	171,000	7,909
Airgas, Inc.	244,500	7,528
Albemarle Corp.	660,847	12,787
CF Industries Holdings, Inc.	44,700	2,876
E.I. du Pont de Nemours & Co.	349,800	6,562
Ecolab, Inc.	458,300	14,565
FMC Corp.	297,536	12,029
Monsanto Co.	783,713	59,774
Potash Corp. of Saskatchewan, Inc.	33,600	2,821
Praxair, Inc.	165,000	9,364
Solutia, Inc. (a)	730,970	2,741
The Mosaic Co.	109,114	4,697
		143,653
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Ball Corp.	244,205	$ 9,839
Crown Holdings, Inc. (a)	452,300	9,534
Greif, Inc. Class A	63,600	1,956
Owens-Illinois, Inc. (a)	371,900	5,735
Rock-Tenn Co. Class A	408,351	11,275
Sealed Air Corp.	268,600	2,998
Temple-Inland, Inc.	1,743,054	8,280
		49,617
Metals & Mining - 0.3%
Agnico-Eagle Mines Ltd.	262,800	13,211
Commercial Metals Co.	347,500	3,548
Freeport-McMoRan Copper & Gold, Inc. Class B	118,745	3,612
Ivanhoe Mines Ltd. (a)	525,900	2,336
Newcrest Mining Ltd.	339,544	6,677
Nucor Corp.	295,400	9,940
Randgold Resources Ltd. sponsored ADR	4,700	214
Yamana Gold, Inc.	1,390,300	12,153
		51,691
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	214,464	5,181
TOTAL MATERIALS		250,142
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	7,184,997	170,787
Embarq Corp.	40,300	1,409
Qwest Communications International, Inc.	3,872,100	13,126
Verizon Communications, Inc.	5,263,240	150,160
		335,482
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	622,039	18,114
Clearwire Corp. Class A (a)(e)	2,047,228	6,592
MetroPCS Communications, Inc. (a)	139,900	2,029
Sprint Nextel Corp. (a)	3,973,400	13,072
		39,807
TOTAL TELECOMMUNICATION SERVICES		375,289
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.9%
Electric Utilities - 1.6%
Allegheny Energy, Inc.	228,516	$ 5,402
American Electric Power Co., Inc.	845,400	23,713
DPL, Inc.	418,100	8,404
Duke Energy Corp.	1,895,800	25,536
Edison International	276,800	7,534
Entergy Corp.	444,443	29,951
Exelon Corp.	1,127,481	53,240
FirstEnergy Corp.	423,873	18,040
FPL Group, Inc.	347,300	15,743
Northeast Utilities	163,153	3,575
NV Energy, Inc.	455,467	4,222
Pepco Holdings, Inc.	652,705	9,791
Pinnacle West Capital Corp.	276,600	7,264
PPL Corp.	424,128	11,829
Progress Energy, Inc.	653,400	23,143
		247,387
Gas Utilities - 0.2%
EQT Corp.	176,900	5,440
Questar Corp.	492,800	14,207
		19,647
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	1,285,331	8,098
Constellation Energy Group, Inc.	316,700	6,258
Dynegy, Inc. Class A (a)	1,693,100	2,201
NRG Energy, Inc. (a)	1,756,586	33,199
		49,756
Multi-Utilities - 0.8%
Ameren Corp.	284,718	6,771
CMS Energy Corp.	711,000	7,864
Dominion Resources, Inc.	137,400	4,147
PG&E Corp.	915,300	34,983
Public Service Enterprise Group, Inc.	751,000	20,495
Sempra Energy	569,300	23,666
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp.	185,900	$ 7,403
Xcel Energy, Inc.	708,500	12,569
		117,898
TOTAL UTILITIES		434,688
TOTAL COMMON STOCKS (Cost $11,685,955)		8,838,869
Convertible Preferred Stocks - 0.2%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(g)	35,300	3,491
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Fifth Third Bancorp 8.50%	51,401	1,551
Huntington Bancshares, Inc. 8.50%	18,200	4,746
Wells Fargo & Co. 7.50%	22,900	10,534
		16,831
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	185,800	2,772
TOTAL FINANCIALS		19,603
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0*
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	240,700	13,019
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $62,573)		36,113
Corporate Bonds - 8.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (g)	$ 405	$ 403
Nonconvertible Bonds - 8.9%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	4,524	4,259
5.875% 3/15/11	1,680	1,599
		5,858
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 5.35% 3/1/18	1,891	1,950
Household Durables - 0.0%
Fortune Brands, Inc.:
5.125% 1/15/11	3,427	3,378
5.875% 1/15/36	1,780	1,229
		4,607
Media - 0.5%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,522	1,545
6.875% 5/1/12	1,974	1,990
7.625% 4/15/31	4,975	4,668
Comcast Cable Communications, Inc. 6.75% 1/30/11	413	428
Comcast Corp.:
4.95% 6/15/16	1,520	1,359
5.5% 3/15/11	309	314
5.7% 5/15/18	7,229	6,680
5.85% 1/15/10	49	50
6.45% 3/15/37	4,360	3,744
COX Communications, Inc.:
4.625% 1/15/10	1,731	1,716
4.625% 6/1/13	3,612	3,266
Liberty Media Corp.:
5.7% 5/15/13	1,430	1,081
8.25% 2/1/30	6,315	3,677
News America Holdings, Inc. 7.75% 12/1/45	15,780	13,704
News America, Inc.:
4.75% 3/15/10	198	193
5.3% 12/15/14	708	667
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.: - continued
6.2% 12/15/34	$ 1,720	$ 1,307
6.9% 3/1/19 (g)	2,366	2,240
Time Warner Cable, Inc.:
5.4% 7/2/12	1,976	1,901
6.2% 7/1/13	1,879	1,820
6.75% 7/1/18	949	900
7.3% 7/1/38	2,509	2,289
8.75% 2/14/19	7,496	8,002
Time Warner, Inc.:
5.875% 11/15/16	4,947	4,635
6.5% 11/15/36	3,450	2,952
		71,128
Multiline Retail - 0.0%
Macy's Retail Holdings, Inc. 7.875% 7/15/15	1,897	1,361
Specialty Retail - 0.2%
Home Depot, Inc. 2.0463% 12/16/09 (n)	3,458	3,358
Staples, Inc. 9.75% 1/15/14	17,970	18,854
		22,212
TOTAL CONSUMER DISCRETIONARY		107,116
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	59	50
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (g)	10,075	9,768
Diageo Capital PLC:
5.2% 1/30/13	4,139	4,213
5.75% 10/23/17	1,516	1,510
FBG Finance Ltd. 5.125% 6/15/15 (g)	2,374	2,016
PepsiCo, Inc. 7.9% 11/1/18	7,370	8,857
		26,414
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
2.5025% 6/1/10 (n)	1,856	1,799
6.036% 12/10/28 (g)	1,856	1,417
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.: - continued
6.302% 6/1/37 (n)	$ 3,829	$ 2,355
Wal-Mart Stores, Inc. 6.2% 4/15/38	9,030	9,365
		14,936
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (g)	572	534
General Mills, Inc. 5.65% 2/15/19	1,282	1,281
Kraft Foods, Inc.:
5.625% 11/1/11	2,959	3,092
6.75% 2/19/14	436	465
		5,372
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,447	1,412
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	20,958	21,943
Philip Morris International, Inc.:
4.875% 5/16/13	1,447	1,462
6.375% 5/16/38	3,140	3,089
Reynolds American, Inc.:
6.75% 6/15/17	2,366	1,998
7.25% 6/15/37	7,970	5,801
		34,293
TOTAL CONSUMER STAPLES		82,427
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (g)	5,262	5,101
Noble Drilling Corp. 5.875% 6/1/13	876	850
Transocean Ltd. 5.25% 3/15/13	2,802	2,775
Weatherford International Ltd.:
4.95% 10/15/13	1,408	1,200
5.15% 3/15/13	1,841	1,628
		11,554
Oil, Gas & Consumable Fuels - 0.9%
BW Group Ltd. 6.625% 6/28/17 (g)	2,391	1,255
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.:
5.15% 2/1/13	$ 3,637	$ 3,477
5.7% 5/15/17	937	827
Canadian Oil Sands Ltd. 4.8% 8/10/09 (g)	3,333	3,314
ConocoPhillips:
4.75% 2/1/14	853	863
5.75% 2/1/19	9,619	9,413
6.5% 2/1/39	4,833	4,684
Devon Energy Corp. 5.625% 1/15/14	1,895	1,910
Duke Capital LLC:
6.25% 2/15/13	809	802
6.75% 2/15/32	8,145	6,359
Duke Energy Field Services:
5.375% 10/15/15 (g)	988	810
6.45% 11/3/36 (g)	8,650	6,094
6.875% 2/1/11	1,870	1,866
7.875% 8/16/10	839	849
El Paso Natural Gas Co. 5.95% 4/15/17	756	647
Empresa Nacional de Petroleo 6.75% 11/15/12 (g)	1,370	1,375
Enbridge Energy Partners LP:
5.875% 12/15/16	1,460	1,252
6.5% 4/15/18	1,918	1,673
9.875% 3/1/19	2,368	2,458
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,335	2,266
Enterprise Products Operating LP:
4.625% 10/15/09	1,574	1,566
5.6% 10/15/14	1,581	1,468
5.65% 4/1/13	563	539
Gazstream SA 5.625% 7/22/13 (g)	888	795
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	3,123	2,837
Kinder Morgan Energy Partners LP 5.125% 11/15/14	12,250	11,546
Lukoil International Finance BV 6.656% 6/7/22 (g)	988	672
Nakilat, Inc. 6.067% 12/31/33 (g)	1,212	791
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)	2,855	1,815
Nexen, Inc.:
5.05% 11/20/13	3,109	2,824
5.2% 3/10/15	735	631
5.875% 3/10/35	1,565	1,067
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.: - continued
6.4% 5/15/37	$ 5,235	$ 3,694
NGPL PipeCo LLC 6.514% 12/15/12 (g)	2,881	2,785
Pemex Project Funding Master Trust 3.2963% 6/15/10 (g)(n)	1,007	972
Petroleos Mexicanos 8% 5/3/19 (g)	4,312	4,237
Plains All American Pipeline LP:
6.125% 1/15/17	1,940	1,652
6.65% 1/15/37	4,940	3,610
7.75% 10/15/12	1,907	1,920
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	2,415	2,488
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (g)	1,086	949
6.332% 9/30/27 (g)	5,910	4,619
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	2,199	2,140
Source Gas LLC 5.9% 4/1/17 (g)	2,865	2,148
Suncor Energy, Inc.:
6.1% 6/1/18	9,176	7,562
6.85% 6/1/39	8,895	6,471
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	2,240
TEPPCO Partners LP 5.9% 4/15/13	2,619	2,365
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,215
TransCanada PipeLines Ltd. 6.35% 5/15/67 (n)	1,917	1,160
XTO Energy, Inc.:
5% 1/31/15	1,414	1,313
5.65% 4/1/16	970	910
5.9% 8/1/12	3,600	3,568
6.5% 12/15/18	7,500	7,319
		144,082
TOTAL ENERGY		155,636
FINANCIALS - 3.4%
Capital Markets - 0.8%
Bear Stearns Companies, Inc.:
1.2625% 10/22/10 (n)	1,892	1,820
1.346% 8/21/09 (n)	946	931
1.3525% 7/16/09 (n)	465	459
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.: - continued
2.4556% 9/9/09 (n)	$ 1,028	$ 1,011
3.25% 3/25/09	555	555
4.245% 1/7/10	984	964
4.5% 10/28/10	1,482	1,471
5.3% 10/30/15	946	872
5.85% 7/19/10	3,047	3,073
6.95% 8/10/12	13,792	14,276
BlackRock, Inc. 6.25% 9/15/17	2,483	2,361
Goldman Sachs Group, Inc.:
5.25% 10/15/13	4,773	4,415
5.45% 11/1/12	3,047	2,937
5.95% 1/18/18	3,225	2,883
6.15% 4/1/18	1,593	1,447
6.6% 1/15/12	1,383	1,387
6.75% 10/1/37	11,195	7,960
6.875% 1/15/11	220	223
7.5% 2/15/19	13,421	13,293
Janus Capital Group, Inc. 6.5% 6/15/12	2,268	1,531
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	8,374
Lazard Group LLC:
6.85% 6/15/17	3,104	2,320
7.125% 5/15/15	1,113	845
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	5,188	4,632
6.15% 4/25/13	894	786
6.4% 8/28/17	2,110	1,660
6.875% 4/25/18	3,285	2,733
Morgan Stanley:
1.6475% 1/9/12 (n)	7,709	6,335
1.6975% 1/9/14 (n)	4,044	2,710
4.75% 4/1/14	642	538
5.05% 1/21/11	2,462	2,428
5.25% 11/2/12	198	186
5.45% 1/9/17	193	167
5.95% 12/28/17	445	393
6.6% 4/1/12	4,624	4,591
6.625% 4/1/18	1,106	1,021
6.75% 4/15/11	5,876	5,900
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp. 5.5% 8/15/13	$ 230	$ 238
Scotland International Finance No. 2 BV 7.7% 8/15/10 (g)	790	792
The Bank of New York, Inc. 4.95% 11/1/12	3,124	3,142
UBS AG Stamford Branch:
5.75% 4/25/18	3,319	2,902
5.875% 12/20/17	2,415	2,140
		118,702
Commercial Banks - 0.7%
American Express Bank FSB:
5.5% 4/16/13	3,307	3,130
6% 9/13/17	502	445
ANZ National International Ltd. 6.2% 7/19/13 (g)	888	859
Bank of America NA 6% 10/15/36	7,045	4,845
Bank One Corp.:
5.25% 1/30/13	752	731
7.875% 8/1/10	559	577
BB&T Corp. 6.5% 8/1/11	1,005	1,025
Chase Manhattan Corp. 7.875% 6/15/10	1,255	1,284
Credit Suisse First Boston 6% 2/15/18	14,192	12,875
Credit Suisse First Boston New York Branch 5% 5/15/13	14,702	14,194
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (g)(n)	4,965	3,922
Export-Import Bank of Korea:
5.125% 2/14/11	2,361	2,282
5.25% 2/10/14 (g)	456	409
5.5% 10/17/12	1,824	1,727
Fifth Third Bancorp:
4.5% 6/1/18	100	63
8.25% 3/1/38	1,697	1,230
HBOS PLC 6.75% 5/21/18 (g)	560	450
HSBC Holdings PLC:
1.6125% 10/6/16 (n)	1,254	1,006
6.5% 5/2/36	6,175	5,462
6.5% 9/15/37	10,625	9,248
JPMorgan Chase Bank 6% 10/1/17	1,694	1,603
KeyBank NA:
5.8% 7/1/14	905	806
7% 2/1/11	908	897
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 2,893	$ 2,893
4.625% 9/16/10	1,482	1,442
4.75% 7/20/09	758	754
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (g)(n)	791	662
National City Bank, Cleveland:
4.15% 8/1/09	1,542	1,531
4.5% 3/15/10	2,379	2,364
PNC Funding Corp.:
1.3144% 1/31/12 (n)	4,837	3,847
7.5% 11/1/09	1,638	1,632
Rabobank Capital Funding Trust II 5.26% (g)(n)	460	198
Santander Issuances SA Unipersonal:
1.885% 6/20/16 (g)(n)	3,830	2,884
5.805% 6/20/16 (g)(n)	3,399	2,379
Sovereign Bank 2.88% 8/1/13 (n)	1,795	1,339
Standard Chartered Bank 6.4% 9/26/17 (g)	3,536	2,828
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(n)	2,371	1,067
Union Planters Corp. 7.75% 3/1/11	485	471
UnionBanCal Corp. 5.25% 12/16/13	535	499
Wachovia Bank NA 4.875% 2/1/15	1,138	1,015
Wachovia Corp.:
1.2244% 10/15/11 (n)	3,247	2,881
1.255% 4/23/12 (n)	439	379
2.2525% 12/1/09 (n)	878	867
5.625% 10/15/16	2,748	2,444
5.75% 6/15/17	2,371	2,224
Wells Fargo & Co.:
4.2% 1/15/10	2,130	2,127
5.625% 12/11/17	2,371	2,251
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	469	474
		110,522
Consumer Finance - 0.5%
American Express Credit Corp. 5.875% 5/2/13	471	433
Capital One Financial Corp. 2.4694% 9/10/09 (n)	2,649	2,551
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
2.6288% 6/11/10 (n)	$ 3,252	$ 2,882
6.45% 6/12/17	7,729	5,847
General Electric Capital Corp. 5.625% 9/15/17	22,752	19,830
Household Finance Corp.:
6.375% 10/15/11	1,504	1,465
7% 5/15/12	378	376
HSBC Finance Corp.:
5.25% 1/14/11	1,058	1,038
5.25% 1/15/14	852	796
MBNA America Bank NA 7.125% 11/15/12 (g)	561	538
MBNA Corp. 7.5% 3/15/12	1,300	1,200
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (g)	3,432	3,225
ORIX Corp. 5.48% 11/22/11	311	215
SLM Corp.:
1.3194% 7/26/10 (n)	24,266	19,995
1.3894% 10/25/11 (n)	6,795	4,761
2.1963% 3/15/11 (n)	90	68
4.5% 7/26/10	3,810	3,012
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (g)	335	285
		68,517
Diversified Financial Services - 0.7%
Bank of America Corp. 7.4% 1/15/11	7,003	6,501
BP Capital Markets PLC 5.25% 11/7/13	16,534	17,568
BTM Curacao Holding NV 1.8975% 12/19/16 (g)(n)	2,449	1,893
CIT Group, Inc.:
1.3866% 6/8/09 (n)	947	905
4.75% 12/15/10	664	504
5.4% 2/13/12	1,985	1,498
Citigroup, Inc.:
1.3356% 5/18/11 (n)	2,272	1,901
5.3% 10/17/12	11,325	10,046
5.5% 4/11/13	8,594	7,782
6.125% 5/15/18	6,994	6,031
6.5% 1/18/11	1,057	997
6.5% 8/19/13	18,375	17,131
CME Group, Inc. 5.75% 2/15/14	3,229	3,250
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	16,858	17,356
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
ILFC E-Capital Trust I 5.9% 12/21/65 (g)(n)	$ 2,423	$ 485
International Lease Finance Corp.:
5.4% 2/15/12	2,316	1,494
6.375% 3/25/13	1,215	705
6.625% 11/15/13	2,200	1,254
JPMorgan Chase & Co.:
4.891% 9/1/15 (n)	2,206	1,772
5.6% 6/1/11	2,503	2,552
5.75% 1/2/13	1,792	1,770
6.75% 2/1/11	304	311
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (g)	226	210
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	881	581
5.5% 1/15/14 (g)	562	385
5.7% 4/15/17 (g)	1,371	878
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	2,618	1,924
ZFS Finance USA Trust I 6.15% 12/15/65 (g)(n)	1,878	826
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(n)	4,049	1,648
ZFS Finance USA Trust IV 5.875% 5/9/32 (g)(n)	2,022	779
		110,937
Insurance - 0.2%
Assurant, Inc.:
5.625% 2/15/14	1,546	1,276
6.75% 2/15/34	1,590	993
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	349
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(n)	1,205	747
Jackson National Life Global Funding 5.375% 5/8/13 (g)	609	556
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	481	292
MetLife, Inc.:
5% 6/15/15	941	873
6.125% 12/1/11	800	801
7.717% 2/15/19	8,679	8,374
Metropolitan Life Global Funding I:
4.625% 8/19/10 (g)	2,668	2,598
5.125% 4/10/13 (g)	452	432
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Monumental Global Funding II 5.65% 7/14/11 (g)	$ 1,336	$ 1,348
Monumental Global Funding III 5.5% 4/22/13 (g)	1,780	1,569
Pacific Life Global Funding 5.15% 4/15/13 (g)	2,737	2,670
Prudential Financial, Inc.:
5.15% 1/15/13	1,752	1,567
5.4% 6/13/35	365	216
5.5% 3/15/16	344	287
5.7% 12/14/36	310	189
8.875% 6/15/68 (n)	2,403	1,370
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(n)	2,702	1,270
Symetra Financial Corp. 6.125% 4/1/16 (g)	4,189	3,302
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,010	1,026
		32,105
Real Estate Investment Trusts - 0.4%
AMB Property LP 5.9% 8/15/13	2,086	1,446
Arden Realty LP 5.2% 9/1/11	1,083	1,091
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	262
5.5% 1/15/12	1,935	1,803
6.625% 9/15/11	661	638
Brandywine Operating Partnership LP:
4.5% 11/1/09	2,496	2,405
5.625% 12/15/10	3,298	2,913
5.75% 4/1/12	1,502	826
BRE Properties, Inc.:
4.875% 5/15/10	2,089	1,966
5.75% 9/1/09	494	492
Camden Property Trust:
4.375% 1/15/10	1,195	1,076
5.375% 12/15/13	531	435
5.875% 11/30/12	2,392	2,057
Colonial Properties Trust 4.75% 2/1/10	4,570	4,370
CPG Partners LP 6% 1/15/13	823	732
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,436	1,719
5% 5/3/10	1,812	1,268
5.25% 4/15/11	1,967	968
5.375% 10/15/12	1,039	498
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
4.625% 5/15/13	$ 507	$ 341
5.25% 1/15/10	367	350
5.4% 8/15/14	447	305
5.5% 3/1/16	3,075	1,920
5.625% 8/15/11	5,086	4,333
5.875% 8/15/12	92	70
Equity One, Inc.:
6% 9/15/17	690	455
6.25% 1/15/17	399	271
Federal Realty Investment Trust:
5.4% 12/1/13	334	254
6% 7/15/12	2,371	1,951
6.2% 1/15/17	501	381
Hospitality Properties Trust 5.625% 3/15/17	970	540
HRPT Properties Trust:
5.75% 11/1/15	719	475
6.25% 6/15/17	996	615
6.65% 1/15/18	499	318
Liberty Property LP:
5.125% 3/2/15	686	498
5.5% 12/15/16	1,202	829
Mack-Cali Realty LP:
5.05% 4/15/10	655	616
7.25% 3/15/09	2,358	2,354
7.75% 2/15/11	789	742
Simon Property Group LP:
4.6% 6/15/10	886	849
4.875% 8/15/10	545	522
5% 3/1/12	294	253
5.375% 6/1/11	502	468
5.6% 9/1/11	2,197	2,042
5.75% 5/1/12	1,024	891
7.75% 1/20/11	664	635
Tanger Properties LP 6.15% 11/15/15	20	15
Washington (REIT) 5.95% 6/15/11	2,940	2,561
		52,819
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
ERP Operating LP 5.5% 10/1/12	$ 358	$ 326
Post Apartment Homes LP:
5.45% 6/1/12	1,096	921
6.3% 6/1/13	1,938	1,589
Regency Centers LP:
4.95% 4/15/14	494	361
5.25% 8/1/15	1,725	1,197
5.875% 6/15/17	854	593
		4,987
Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp.:
1.6863% 3/24/09 (n)	1,866	1,862
4.5% 6/15/10	387	376
5.8% 6/7/12	2,358	2,161
Countrywide Home Loans, Inc.:
4.125% 9/15/09	3,111	3,082
6.25% 4/15/09	491	492
Independence Community Bank Corp.:
3.585% 6/20/13 (n)	2,576	1,855
3.75% 4/1/14 (n)	3,410	2,285
4.9% 9/23/10	1,371	1,282
World Savings Bank FSB 4.125% 12/15/09	420	418
		13,813
TOTAL FINANCIALS		512,402
HEALTH CARE - 0.2%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,390	2,440
Health Care Providers & Services - 0.0%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	924
6.3% 8/15/14	2,925	2,130
		3,054
Pharmaceuticals - 0.2%
AstraZeneca PLC 6.45% 9/15/37	2,307	2,436
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,371	2,419
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Finance PLC/Elan Finance Corp.:
5.2344% 11/15/11 (n)	$ 1,630	$ 1,361
7.75% 11/15/11	190	164
Novartis Capital Corp. 4.125% 2/10/14	2,369	2,391
Roche Holdings, Inc.:
5% 3/1/14 (g)	4,805	4,860
6% 3/1/19 (g)	7,400	7,472
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	775	762
		21,865
TOTAL HEALTH CARE		27,359
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (g)	2,135	2,130
6.4% 12/15/11 (g)	661	684
Bombardier, Inc.:
6.3% 5/1/14 (g)	2,615	1,752
7.45% 5/1/34 (g)	3,000	1,755
		6,321
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	60	59
6.978% 10/1/12	334	309
7.024% 4/15/11	2,288	2,219
7.858% 4/1/13	4,393	3,800
Continental Airlines, Inc.:
6.648% 9/15/17	2,610	2,062
6.82% 5/1/18	179	136
6.9% 7/2/19	703	566
7.056% 3/15/11	1,422	1,379
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	305	221
7.57% 11/18/10	7,740	7,082
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,834	1,321
8.36% 7/20/20	1,249	962
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	$ 458	$ 328
6.071% 9/1/14	293	284
6.201% 3/1/10	187	177
6.602% 9/1/13	529	500
		21,405
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (n)	3,811	3,419
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10	2,044	2,093
5.45% 10/15/12	4,620	4,728
6% 10/15/17	2,368	2,385
6.55% 10/15/37	4,505	4,479
General Electric Co. 5.25% 12/6/17	25,356	23,337
		37,022
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (g)	494	470
TOTAL INDUSTRIALS		68,637
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
4.95% 2/15/19	2,840	2,745
5.9% 2/15/39	454	423
		3,168
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,385	2,064
6% 10/1/12	3,134	2,762
6.55% 10/1/17	1,908	1,439
7.125% 10/1/37	2,405	1,569
		7,834
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,295	1,200
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp.:
2.2463% 6/15/10 (n)	$ 3,403	$ 2,956
6.15% 6/15/12	1,199	940
		3,896
TOTAL INFORMATION TECHNOLOGY		16,098
MATERIALS - 0.4%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	4,900	4,288
E.I. du Pont de Nemours & Co. 5% 1/15/13	381	389
Lubrizol Corp. 8.875% 2/1/19	750	769
		5,446
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,482	1,058
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,385	1,288
6.4% 1/15/18	1,414	1,153
Sealed Air Corp. 6.95% 5/15/09 (g)	525	527
		2,968
Metals & Mining - 0.3%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	1,597	1,633
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,618	1,666
Nucor Corp.:
5.85% 6/1/18	6,980	6,960
6.4% 12/1/37	5,600	5,366
Rio Tinto Finance Ltd.:
5.875% 7/15/13	9,881	8,982
6.5% 7/15/18	9,139	8,074
7.125% 7/15/28	9,574	7,862
United States Steel Corp.:
5.65% 6/1/13	1,199	981
6.65% 6/1/37	5,765	3,811
Vale Overseas Ltd. 6.25% 1/23/17	1,877	1,807
		47,142
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
International Paper Co.:
5.85% 10/30/12	$ 120	$ 107
7.4% 6/15/14	2,093	1,684
		1,791
TOTAL MATERIALS		58,405
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T Broadband Corp. 8.375% 3/15/13	2,090	2,230
AT&T, Inc.:
5.8% 2/15/19	7,105	6,900
6.3% 1/15/38	12,550	11,274
6.7% 11/15/13	949	1,004
6.8% 5/15/36	15,241	14,718
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,655	1,662
BellSouth Corp. 6.55% 6/15/34	4,340	4,020
British Telecommunications PLC:
8.625% 12/15/10	2,197	2,289
9.125% 12/15/30	4,565	4,353
Deutsche Telekom International Financial BV:
5.25% 7/22/13	1,979	1,985
6.75% 8/20/18	5,824	5,957
SBC Communications, Inc.:
5.1% 9/15/14	1,754	1,739
5.875% 2/1/12	2,210	2,284
5.875% 8/15/12	790	820
Sprint Capital Corp. 6.875% 11/15/28	15,445	8,533
Telecom Italia Capital SA:
4% 1/15/10	3,953	3,884
4.95% 9/30/14	2,594	2,235
5.25% 10/1/15	12,341	10,410
6.999% 6/4/18	8,694	7,846
7.2% 7/18/36	2,385	1,933
7.721% 6/4/38	2,417	2,081
Telefonica Emisiones SAU:
1.555% 2/4/13 (n)	1,943	1,669
6.421% 6/20/16	939	954
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU: - continued
7.045% 6/20/36	$ 8,498	$ 8,663
Telefonos de Mexico SA de CV 4.75% 1/27/10	5,015	5,065
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	2,648
6.25% 4/1/37	4,611	4,244
6.4% 2/15/38	9,165	8,599
6.9% 4/15/38	10,030	9,973
Verizon Global Funding Corp. 7.25% 12/1/10	2,216	2,340
Verizon New England, Inc. 6.5% 9/15/11	720	740
Verizon New York, Inc. 6.875% 4/1/12	2,145	2,192
		145,244
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV:
4.125% 3/1/09	983	983
5.625% 11/15/17	1,462	1,359
Rogers Communications, Inc. 6.8% 8/15/18	5,520	5,526
Verizon Wireless Capital LLC:
5.55% 2/1/14 (g)	1,919	1,908
8.5% 11/15/18 (g)	2,845	3,203
Vodafone Group PLC:
5% 12/16/13	1,856	1,861
5.5% 6/15/11	2,232	2,263
7.75% 2/15/10	1,494	1,553
		18,656
TOTAL TELECOMMUNICATION SERVICES		163,900
UTILITIES - 1.0%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	2,415	2,355
Appalachian Power Co. 6.375% 4/1/36	5,500	4,824
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	3,325	3,166
8.875% 11/15/18	7,896	8,723
Commonwealth Edison Co. 5.4% 12/15/11	1,409	1,433
Duke Energy Carolinas LLC:
6.05% 4/15/38	3,407	3,518
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Duke Energy Carolinas LLC: - continued
7% 11/15/18	$ 4,166	$ 4,757
EDP Finance BV:
5.375% 11/2/12 (g)	1,612	1,585
6% 2/2/18 (g)	2,964	2,752
Enel Finance International SA:
5.7% 1/15/13 (g)	674	667
6.8% 9/15/37 (g)	13,809	11,076
Exelon Corp.:
4.9% 6/15/15	2,587	2,221
6.75% 5/1/11	538	538
FirstEnergy Corp. 6.45% 11/15/11	1,595	1,593
Florida Power Corp.:
5.65% 6/15/18	3,630	3,724
6.4% 6/15/38	8,735	9,182
FPL Group Capital, Inc. 7.875% 12/15/15	1,250	1,413
Illinois Power Co. 6.125% 11/15/17	333	313
Jersey Central Power & Light Co. 7.35% 2/1/19	1,425	1,431
Nevada Power Co.:
6.5% 5/15/18	5,290	4,995
6.5% 8/1/18	1,270	1,198
Oncor Electric Delivery Co. 6.375% 5/1/12	2,208	2,207
Oncor Electric Delivery Co. LLC 5.95% 9/1/13 (g)	2,924	2,869
Pacific Gas & Electric Co. 5.8% 3/1/37	3,555	3,424
PacifiCorp 6% 1/15/39	974	963
PECO Energy Co. 5.6% 10/15/13	8,290	8,497
Pennsylvania Electric Co. 6.05% 9/1/17	618	566
Pepco Holdings, Inc.:
4% 5/15/10	1,804	1,763
6.125% 6/1/17	485	430
6.45% 8/15/12	3,016	2,945
PPL Capital Funding, Inc. 6.7% 3/30/67 (n)	4,819	2,891
Progress Energy, Inc. 7.1% 3/1/11	2,737	2,811
Sierra Pacific Power Co. 5.45% 9/1/13	1,261	1,220
Tampa Electric Co. 6.15% 5/15/37	4,486	3,786
West Penn Power Co. 5.95% 12/15/17 (g)	254	225
Wisconsin Electric Power Co. 6.25% 12/1/15	2,435	2,587
		108,648
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	$ 357	$ 305
Texas Eastern Transmission Corp. 7.3% 12/1/10	2,507	2,593
		2,898
Independent Power Producers & Energy Traders - 0.0%
Constellation Energy Group, Inc. 7% 4/1/12	5,210	5,072
Duke Capital LLC 5.668% 8/15/14	1,662	1,534
Exelon Generation Co. LLC 5.35% 1/15/14	1,235	1,141
		7,747
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,445	1,178
Dominion Resources, Inc.:
4.75% 12/15/10	3,178	3,197
6.3% 9/30/66 (n)	12,002	7,081
7.5% 6/30/66 (n)	4,115	2,675
DTE Energy Co. 7.05% 6/1/11	795	802
KeySpan Corp. 7.625% 11/15/10	400	417
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,361	2,433
6.5% 9/15/37	8,075	7,786
National Grid PLC 6.3% 8/1/16	1,194	1,140
NiSource Finance Corp.:
5.25% 9/15/17	682	502
5.4% 7/15/14	1,089	855
5.45% 9/15/20	2,219	1,519
6.4% 3/15/18	1,251	982
6.8% 1/15/19	6,000	4,705
7.875% 11/15/10	826	809
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	4,990	3,044
WPS Resources Corp. 6.11% 12/1/66 (n)	713	378
		39,503
TOTAL UTILITIES		158,796
TOTAL NONCONVERTIBLE BONDS		1,350,776
TOTAL CORPORATE BONDS (Cost $1,433,377)		1,351,179
U.S. Government and Government Agency Obligations - 4.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
2.75% 2/5/14	$ 50,000	$ 49,982
3.375% 5/19/11 (k)	14,965	15,556
Freddie Mac 4.875% 6/13/18	50,000	54,621
Tennessee Valley Authority 5.375% 4/1/56	5,098	5,529
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		125,688
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	15,920	15,490
1.625% 1/15/15	106,836	102,934
1.625% 1/15/18	16,062	15,295
2% 4/15/12	10,006	10,068
2% 1/15/14 (k)	109,265	108,794
2.375% 1/15/27 (k)	59,442	57,639
2.5% 7/15/16	145,792	146,165
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		456,385
U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.29% 3/12/09 to 5/14/09 (j)	17,000	16,998
U.S. Treasury Notes:
1.875% 2/28/14	3,804	3,778
3.75% 11/15/18	35,263	37,365
TOTAL U.S. TREASURY OBLIGATIONS		58,141
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $653,378)		640,214
U.S. Government Agency - Mortgage Securities - 10.5%

Fannie Mae - 6.7%
4.5% 2/1/39 (i)	44,000	44,564
5% 12/1/25 to 10/1/38	251,186	256,149
5% 3/12/39 (h)	102,000	103,769
5% 3/12/39 (h)	125,000	127,167
5% 3/12/39 (h)	44,000	44,763
5.5% 1/1/33 to 6/1/38 (i)	240,845	247,713
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.593% 7/1/37 (n)	$ 1,834	$ 1,893
6% 6/1/30 to 3/1/36	134,014	139,417
6.013% 4/1/36 (n)	1,389	1,444
6.118% 4/1/36 (n)	3,149	3,276
6.243% 6/1/36 (n)	493	501
6.328% 4/1/36 (n)	1,373	1,429
6.5% 11/1/29 to 1/1/36 (i)	55,094	58,163
TOTAL FANNIE MAE		1,030,248
Freddie Mac - 1.3%
5% 3/1/19 to 7/1/38	145,491	148,594
5.694% 10/1/35 (n)	893	931
5.86% 6/1/36 (n)	1,571	1,629
5.977% 6/1/36 (n)	1,428	1,482
6% 11/1/33 to 9/1/35	9,676	10,072
6.101% 6/1/36 (n)	1,533	1,595
6.5% 11/1/34 to 3/1/36	27,735	29,240
TOTAL FREDDIE MAC		193,543
Government National Mortgage Association - 2.5%
5.5% 7/20/37	636	654
5.5% 3/18/39 (h)	6,000	6,153
5.5% 3/18/39 (h)	70,000	71,896
5.5% 3/18/39 (h)	6,000	6,153
5.5% 3/18/39 (h)	81,000	83,194
5.5% 3/18/39 (h)	67,000	68,815
5.5% 3/18/39 (h)	6,000	6,153
5.5% 3/18/39 (h)	5,000	5,127
5.5% 3/18/39 (h)	96,000	98,600
6% 2/15/34	20,387	21,253
6.5% 3/15/34	9,820	10,327
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		378,325
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,574,428)		1,602,116
Asset-Backed Securities - 1.4%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (n)	$ 111	$ 40
Series 2005-1 Class M1, 0.9438% 4/25/35 (n)	2,047	1,207
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (n)	916	7
Class M8, 1.3238% 7/25/36 (n)	454	2
Class M9, 2.1738% 7/25/36 (n)	300	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (n)	0*	0*
Class M2, 3.0988% 6/25/33 (n)	137	95
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (n)	326	289
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (n)	682	297
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (n)	288	236
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (n)	38	34
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (n)	398	12
Class M4, 0.8738% 5/25/36 (n)	336	7
Class M5, 0.9138% 5/25/36 (n)	489	8
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (n)	187	8
Class M5, 0.8638% 4/25/36 (n)	177	6
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.5% 9/20/13 (n)	3,940	2,848
Series 2006-A7 Class A7, 0.49% 10/20/12 (n)	4,320	3,456
Series 2006-C1 Class C1, 0.95% 10/20/14 (n)	1,306	91
Series 2007-A1 Class A, 0.52% 1/20/15 (n)	2,890	2,150
Series 2007-A4 Class A4, 0.5% 4/22/13 (n)	4,787	3,543
Series 2007-B1 Class B, 0.72% 12/22/14 (n)	2,765	415
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (g)(n)	1,073	1,058
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (g)(n)	272	247
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	620	616
Ameriquest Mortgage Securities, Inc. Series 2006-M3:
Class A2A, 0.5238% 10/25/36 (n)	139	134
Class M7, 1.3238% 10/25/36 (n)	196	0*
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (n)	178	113
Series 2004-R10 Class M1, 1.1738% 11/25/34 (n)	744	332
Series 2004-R11 Class M1, 1.1338% 11/25/34 (n)	641	314
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (n)	$ 282	$ 215
Class M3, 1.0238% 4/25/34 (n)	185	70
Series 2005-R1 Class M1, 0.9238% 3/25/35 (n)	1,034	603
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (n)	938	643
Series 2005-R2 Class M1, 0.9238% 4/25/35 (n)	2,266	1,305
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (n)	198	99
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (n)	830	2
Series 2006-M2 Class M7, 1.3738% 9/25/36 (n)	759	1
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (n)	53	11
Series 2004-W11 Class M2, 1.1738% 11/25/34 (n)	616	228
Series 2004-W5 Class M1, 1.0738% 4/25/34 (n)	745	439
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (n)	652	206
Class M2, 1.0738% 5/25/34 (n)	570	308
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (n)	1,703	599
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (n)	1,430	18
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (n)	1,574	762
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (n)	268	119
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (n)	589	307
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (n)	2,929	1,269
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (n)	259	103
Class M2, 1.5938% 6/25/34 (n)	457	286
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (n)	457	176
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (n)	452	6
Class M9, 2.6238% 11/25/36 (n)	1,208	6
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (d)(g)(n)	3,736	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (n)	3,769	3,388
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (n)	356	217
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (n)	$ 706	$ 439
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (n)	120	87
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (n)	1,063	483
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (n)	1,675	555
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (n)	492	377
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.6238% 8/25/36 (n)	2,872	2,451
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (n)	2,521	2,254
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (n)	812	699
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 0.83% 6/15/10 (n)	692	681
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (n)	419	390
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (g)(n)	3,192	2,297
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (g)(n)	502	126
Class B, 1.22% 7/20/39 (g)(n)	290	41
Class C, 1.57% 7/20/39 (g)(n)	372	34
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (n)	5,102	245
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (n)	467	9
Series 2006-NC4 Class M1, 0.7738% 10/25/36 (n)	3,255	128
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (n)	205	6
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (n)	1,978	479
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (g)(n)	299	217
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (n)	582	525
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	374	187
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (g)(n)	419	284
Series 2005-HE4 Class A2C, 0.7438% 10/25/35 (n)	5,716	4,872
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (n)	830	10
Series 2006-WF2 Class A2B, 5.735% 5/25/36	922	905
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (n)	840	32
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (g)(n)	1,436	1,414
Class B, 0.735% 7/15/12 (g)(n)	1,436	1,354
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-5 Class 2A1, 0.5738% 4/25/29 (n)	$ 14,121	$ 12,221
Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (n)	477	406
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	363	0*
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (n)	57	31
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (n)	210	112
Class M1, 0.9738% 6/25/34 (n)	726	478
Class M4, 1.4438% 4/25/34 (n)	175	83
Series 2004-4:
Class A, 0.8438% 8/25/34 (n)	46	22
Class M2, 1.0038% 6/25/34 (n)	645	427
Series 2005-1:
Class M1, 0.8938% 8/25/35 (n)	563	406
Class MV2, 0.9138% 7/25/35 (n)	1,552	1,082
Series 2005-3 Class MV1, 0.8938% 8/25/35 (n)	2,721	2,372
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (n)	521	430
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (g)	167	153
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (n)	2,335	2,316
Series 2006-2 Class B1, 0.575% 1/17/12 (n)	3,192	2,860
Series 2007-1 Class B, 0.555% 8/15/12 (n)	3,192	2,494
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (n)	43	22
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (n)	319	79
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (n)	4,941	1,393
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (n)	25	13
Series 2005-FF9 Class A3, 0.7538% 10/25/35 (n)	6,488	5,006
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (n)	536	491
Series 2006-FF14 Class A2, 0.5338% 10/25/36 (n)	4,948	4,005
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (g)	193	191
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (n)	2,222	1,556
Series 2006-4 Class B, 1.005% 6/15/13 (n)	848	428
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (n)	79	23
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2004-1:
Class M2, 1.2238% 2/25/34 (n)	$ 135	$ 86
Series 2004-A Class M1, 1.2988% 1/25/34 (n)	1,318	704
Series 2005-A:
Class M1, 0.9038% 1/25/35 (n)	115	106
Class M2, 0.9338% 1/25/35 (n)	1,927	704
Class M3, 0.9638% 1/25/35 (n)	1,041	445
Class M4, 1.1538% 1/25/35 (n)	399	196
Series 2006-A:
Class M4, 0.8738% 5/25/36 (n)	993	14
Class M5, 0.9738% 5/25/36 (n)	532	7
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (g)(n)	2,585	1,742
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (g)(n)	394	244
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (n)	977	684
Class C, 0.7013% 9/17/12 (n)	760	494
Series 2007-1 Class C, 0.7313% 3/15/13 (n)	5,210	3,438
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (n)	683	333
Series 2003-FM1 Class M1, 1.7% 3/20/33 (n)	1,315	797
Series 2004-AR1 Class M1, 1.1238% 6/25/34 (n)	2,407	915
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (n)	447	239
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (n)	1,151	662
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (n)	630	205
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (n)	999	48
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (n)	17	8
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (n)	389	360
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (n)	473	6
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (g)(n)	724	326
Series 2006-3:
Class B, 0.8738% 9/25/46 (g)(n)	719	115
Class C, 1.0238% 9/25/46 (g)(n)	1,676	201
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (g)(n)	3,867	1,972
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (n)	0*	0*
Series 2003-3 Class M1, 1.7638% 8/25/33 (n)	1,098	501
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-4 Class M1, 1.6738% 10/25/33 (n)	$ 325	$ 144
Series 2003-5:
Class A2, 1.1738% 12/25/33 (n)	36	11
Class M1, 1.5238% 12/25/33 (n)	376	226
Series 2003-7 Class A2, 1.2338% 3/25/34 (n)	2	0*
Series 2003-8 Class M1, 1.5538% 4/25/34 (n)	572	265
Series 2004-3 Class M2, 2.1738% 8/25/34 (n)	372	226
Series 2004-7 Class A3, 0.8638% 1/25/35 (n)	1	0*
Series 2005-1 Class M1, 0.9038% 5/25/35 (n)	1,432	1,279
Series 2005-3 Class M1, 0.8838% 8/25/35 (n)	979	875
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (n)	438	387
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (n)	4,007	2,766
Series 2006-7 Class M4, 0.8538% 1/25/37 (n)	1,259	6
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (n)	310	189
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (n)	2,469	2,193
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (n)	848	449
Class M2, 0.8494% 1/20/35 (n)	636	312
Series 2005-3 Class A1, 0.6194% 1/20/35 (n)	446	239
Series 2006-2:
Class M1, 0.74% 3/20/36 (n)	699	366
Class M2, 0.76% 3/20/36 (n)	1,156	568
Series 2006-3 Class A1V, 0.55% 3/20/36 (n)	763	728
Series 2007-2 Class A3V, 0.69% 7/21/36 (n)	550	243
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (n)	1,359	408
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7738% 7/25/36 (n)	2,980	80
Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (n)	1,364	580
Class MV1, 0.7038% 11/25/36 (n)	1,108	113
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (n)	1,217	945
Series 2006-A Class 2A1, 1.4963% 9/27/21 (n)	827	805
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (g)(n)	295	3
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (n)	2,330	1,049
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust: - continued
Series 2004-2:
Class M1, 1.0038% 6/25/34 (n)	$ 682	$ 360
Class M2, 1.5538% 6/25/34 (n)	485	370
Series 2006-2 Class 2A2, 0.6038% 3/25/36 (n)	463	455
Series 2006-9 Class M4, 0.8438% 11/25/36 (n)	398	1
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (n)	493	18
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (n)	232	0*
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (n)	861	36
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (g)(n)	4,135	3,785
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (n)	654	420
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (n)	179	125
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (n)	2,855	2,024
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (n)	1,863	858
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (n)	48	28
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (n)	578	327
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (n)	446	259
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (n)	63	11
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (n)	1,131	544
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (n)	535	258
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (n)	484	165
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (n)	439	150
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (n)	560	270
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (n)	249	1
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (n)	519	490
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (n)	374	4
Class M6, 0.9238% 6/25/36 (n)	187	1
Series 2007-HE2:
Class A2A, 0.5138% 1/25/37 (n)	124	100
Class M1, 0.7238% 1/25/37 (n)	3,825	91
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (n)	121	81
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (n)	66	52
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (n)	29	8
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (n)	113	92
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (n)	713	402
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (g)(n)	609	350
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (n)	$ 38	$ 7
Class M1, 1.5538% 8/25/32 (n)	69	31
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (n)	448	220
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (n)	374	5
Series 2007-2 Class A1, 0.5738% 4/25/37 (n)	864	656
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.5238% 11/25/36 (n)	341	314
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (n)	1,380	1,296
Series 2006-4 Class A1, 0.5038% 3/25/25 (n)	1,124	1,003
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (n)	1,283	717
Series 2005-4 Class M2, 0.9838% 9/25/35 (n)	1,566	233
Series 2005-D Class M2, 0.9438% 2/25/36 (n)	326	22
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	290	253
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (n)	1,067	6
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (n)	913	827
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (g)(n)	622	218
Series 2006-1A Class A, 1.87% 3/20/11 (g)(n)	1,291	516
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 1.1238% 11/25/34 (n)	378	238
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (n)	184	164
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (n)	255	228
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (n)	306	175
Class M3, 1.7238% 9/25/34 (n)	585	131
Class M4, 1.9238% 9/25/34 (n)	750	79
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (n)	440	73
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (n)	1,277	934
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (n)	1,765	1,036
Class M3, 1.2138% 2/25/35 (n)	219	88
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (n)	847	484
Class M3, 1.0338% 1/25/35 (n)	525	208
Class M4, 1.3038% 1/25/35 (n)	1,620	250
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (n)	$ 1,920	$ 75
Class M9, 2.3538% 5/25/35 (n)	3,649	105
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.5438% 9/25/36 (n)	1,968	1,881
Class M4, 0.8338% 9/25/36 (n)	1,872	12
Class M5, 0.8638% 9/25/36 (n)	933	4
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (g)(n)	3,987	1,715
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (n)	372	328
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (n)	6	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (n)	2,074	986
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.5538% 8/25/36 (n)	1,220	758
Series 2007-NC1 Class A2A, 0.5238% 12/25/36 (n)	838	663
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (g)(n)	1,179	884
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (n)	1,397	628
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	176	174
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (g)(n)	1,898	1,614
Class C, 0.835% 8/15/11 (g)(n)	866	649
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (n)	257	167
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (n)	100	40
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (n)	151	67
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (n)	3	0*
Series 2007-BC4 Class A3, 0.6394% 11/25/37 (n)	11,609	9,486
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (g)(n)	1,436	417
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (n)	1,513	1,146
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (n)	5,772	4,647
Class B, 0.7413% 9/15/11 (n)	4,317	1,727
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Superior Wholesale Inventory Financing Trust: - continued
Series 2007-AE1:
Class A, 0.555% 1/15/12 (n)	$ 1,074	$ 752
Class B, 0.755% 1/15/12 (n)	934	374
Class C, 1.055% 1/15/12 (n)	1,161	348
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.555% 6/15/12 (n)	3,154	2,271
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (n)	32	7
Series 2003-6HE Class A1, 0.9438% 11/25/33 (n)	40	13
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (g)(n)	3,106	2,954
Series 2006-2:
Class B, 0.605% 10/17/11 (n)	3,759	3,289
Class C, 0.805% 10/17/11 (n)	3,532	2,854
Series 2007-1 Class C, 0.8313% 6/15/12 (n)	4,027	2,591
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (n)	662	12
Class M7, 1.2738% 10/25/36 (n)	479	5
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (g)(n)	6,030	5,743
Series 2006-C2A Class C2, 0.955% 8/15/15 (g)(n)	7,684	3,339
Series 2006-C3A Class C3A, 0.835% 10/15/13 (g)(n)	5,378	4,340
Series 2007-A4A Class A4, 5.2% 10/15/14 (g)	3,515	3,146
Series 2007-C1 Class C1, 0.855% 5/15/14 (g)(n)	4,680	2,754
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	8	0*
Series 2006-2 Class A2, 0.5738% 7/25/36 (n)	1,049	948
Series 2007-2 Class A1, 0.5638% 4/25/37 (n)	675	556
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	20	20
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (g)(n)	1,964	236
TOTAL ASSET-BACKED SECURITIES (Cost $231,523)		207,914
Collateralized Mortgage Obligations - 0.9%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.9%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (g)(n)	$ 735	$ 551
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (g)(n)	2,586	2,414
Class 2M, 1.4375% 2/17/52 (g)(n)	1,759	1,580
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (g)(n)	1,651	701
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.2046% 9/25/33 (n)	620	493
Series 2003-J Class 2A2, 5.2918% 11/25/33 (n)	500	405
Series 2003-K Class 1A1, 5.2035% 12/25/33 (n)	74	60
Series 2003-L Class 2A1, 5.3147% 1/25/34 (n)	1,012	786
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (n)	1,521	1,183
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (n)	342	279
Class 2A2, 5.1951% 2/25/34 (n)	1,230	1,003
Series 2004-B:
Class 1A1, 6.433% 3/25/34 (n)	82	63
Class 2A2, 4.0864% 3/25/34 (n)	553	413
Series 2004-C Class 1A1, 5.971% 4/25/34 (n)	146	115
Series 2004-D Class 2A1, 3.6163% 5/25/34 (n)	197	152
Series 2004-F Class 2A6, 4.1429% 7/25/34 (n)	818	799
Series 2004-J Class 2A1, 4.7597% 11/25/34 (n)	684	532
Series 2004-L Class 2A1, 4.3695% 1/25/35 (n)	795	607
Series 2005-H Class 1A1, 5.3329% 9/25/35 (n)	194	140
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(n)(p)	45,019	3,759
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9867% 8/25/33 (n)	1,657	1,129
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (n)	3,377	1,668
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (n)	626	347
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (n)	796	403
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (n)	775	581
Series 2007-A2 Class 2A1, 5.1795% 7/25/37 (n)	6,461	5,227
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.9419% 8/25/34 (n)	1,770	1,433
Class A4, 4.399% 8/25/34 (n)	1,631	1,305
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (n)	113	108
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2003-46 Class 4A1, 4.698% 1/19/34 (n)	$ 16,357	$ 12,702
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (n)	64	32
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (n)	138	65
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (n)	30	13
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (n)	509	242
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (n)	807	386
Class 5A2, 0.7938% 1/25/36 (n)	363	146
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (n)	127	56
Class 6M2, 0.9538% 6/25/35 (n)	1,619	395
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (n)	601	305
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (n)	191	94
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (n)	474	268
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (n)	18	10
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (n)	36	18
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (n)	173	87
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (n)	52	24
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (n)	33	19
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (n)	3,770	1,959
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (n)	780	634
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (n)	63	40
Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (n)	2,822	2,172
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (g)(n)	3,137	2,407
Class C2, 1.6125% 10/18/54 (g)(n)	1,052	526
Class M2, 1.3925% 10/18/54 (g)(n)	1,803	1,165
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (g)(n)	2,691	1,258
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (g)(n)	3,418	1,480
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (g)(n)	6,597	462
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2 Class C1, 0.94% 12/20/54 (n)	$ 5,875	$ 588
Series 2006-3 Class C2, 0.97% 12/20/54 (n)	1,234	76
Series 2006-4:
Class B1, 0.56% 12/20/54 (n)	3,300	660
Class C1, 0.85% 12/20/54 (n)	2,018	141
Class M1, 0.64% 12/20/54 (n)	869	130
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (n)	2,039	204
Class 1M1, 0.62% 12/20/54 (n)	1,326	199
Class 2C1, 0.9% 12/20/54 (n)	930	93
Class 2M1, 0.72% 12/20/54 (n)	1,703	272
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (n)	2,359	236
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (n)	472	118
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.9133% 9/25/34 (n)	356	237
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (n)	700	481
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (n)	467	209
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (g)(n)	669	468
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (n)	2,147	1,223
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (n)	172	98
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (n)	288	170
Series 2005-1:
Class M4, 1.2238% 4/25/35 (n)	34	6
Class M5, 1.2438% 4/25/35 (n)	34	4
Class M6, 1.2938% 4/25/35 (n)	54	8
Series 2005-3 Class A1, 0.7138% 8/25/35 (n)	682	346
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (n)	213	7
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (n)	185	15
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9482% 8/25/36 (n)	2,355	1,405
Series 2004-A1 Class 2A1, 4.4964% 2/25/34 (n)	1,388	1,142
Series 2004-A3 Class 4A1, 4.2896% 7/25/34 (n)	3,687	3,038
Series 2004-A5 Class 2A1, 4.6116% 12/25/34 (n)	2,307	1,877
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (n)	4,609	3,955
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (g)(n)	$ 545	$ 278
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (n)	82	51
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (n)	1,566	756
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (n)	1,971	828
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (g)(n)	228	126
Class C, 0.645% 6/15/22 (g)(n)	1,398	699
Class D, 0.655% 6/15/22 (g)(n)	538	242
Class E, 0.665% 6/15/22 (g)(n)	860	344
Class F, 0.695% 6/15/22 (g)(n)	1,551	543
Class G, 0.765% 6/15/22 (g)(n)	322	97
Class H, 0.785% 6/15/22 (g)(n)	646	161
Class J, 0.825% 6/15/22 (g)(n)	753	151
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (n)	244	142
Series 2003-B Class A1, 0.8138% 4/25/28 (n)	260	152
Series 2003-D Class A, 0.7838% 8/25/28 (n)	220	141
Series 2003-E Class A2, 2.0813% 10/25/28 (n)	367	219
Series 2003-F Class A2, 3.805% 10/25/28 (n)	295	177
Series 2004-A Class A2, 3.715% 4/25/29 (n)	339	210
Series 2004-B Class A2, 2.8388% 6/25/29 (n)	259	153
Series 2004-C Class A2, 2.15% 7/25/29 (n)	299	178
Series 2004-D Class A2, 3.4625% 9/25/29 (n)	255	151
Series 2004-E:
Class A2B, 3.825% 11/25/29 (n)	603	385
Class A2D, 4.015% 11/25/29 (n)	87	51
Series 2004-G Class A2, 3.48% 11/25/29 (n)	291	176
Series 2005-A Class A2, 3.3525% 2/25/30 (n)	282	169
Series 2005-B Class A2, 2.7988% 7/25/30 (n)	860	536
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (n)	1,789	8
Series 2004-A4 Class A1, 4.2286% 8/25/34 (n)	2,458	1,880
Series 2005-A2:
Class A2, 4.4861% 2/25/35 (n)	1,529	1,203
Class A7, 4.4861% 2/25/35 (n)	2,653	1,716
Series 2006-A6 Class A4, 5.3897% 10/25/33 (n)	2,393	1,950
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (n)	$ 310	$ 202
Class A2, 0.9238% 12/25/34 (n)	420	292
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (n)	354	234
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (n)	3,574	1,749
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (n)	2,682	126
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (n)	2,252	1,525
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (n)	573	424
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (n)	1,126	898
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7988% 7/10/35 (g)(n)	1,497	728
Series 2003-CB1 Class B3, 1.8988% 6/10/35 (g)(n)	1,154	618
Series 2004-A:
Class B4, 1.6488% 2/10/36 (g)(n)	880	305
Class B5, 2.1488% 2/10/36 (g)(n)	587	188
Series 2004-B:
Class B4, 1.5488% 2/10/36 (g)(n)	382	105
Class B5, 1.9988% 2/10/36 (g)(n)	296	73
Class B6, 2.4488% 2/10/36 (g)(n)	103	21
Series 2004-C:
Class B4, 1.3988% 9/10/36 (g)(n)	491	144
Class B5, 1.7988% 9/10/36 (g)(n)	550	148
Class B6, 2.1988% 9/10/36 (g)(n)	122	27
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (n)	1,896	1,462
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	269	237
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (n)	275	201
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (n)	1,342	1,090
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (g)(n)	301	226
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (g)(n)	68	66
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (n)	$ 493	$ 301
Series 2004-1 Class A, 1.8888% 2/20/34 (n)	176	113
Series 2004-10 Class A4, 4.5188% 11/20/34 (n)	255	158
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (n)	769	473
Series 2004-3 Class A, 3.885% 5/20/34 (n)	241	147
Series 2004-4 Class A, 4.4388% 5/20/34 (n)	922	574
Series 2004-5 Class A3, 2.9113% 6/20/34 (n)	362	221
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (n)	278	178
Class A3B, 2.3038% 7/20/34 (n)	53	33
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (n)	280	168
Class A3B, 2.1388% 7/20/34 (n)	34	20
Series 2004-8 Class A2, 2.15% 9/20/34 (n)	695	450
Series 2005-1 Class A2, 1.8388% 2/20/35 (n)	466	289
Series 2005-2 Class A2, 2.03% 3/20/35 (n)	582	350
Series 2005-3 Class A1, 0.67% 5/20/35 (n)	283	152
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (n)	577	8
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (g)(n)	103	44
Series 2003-15A Class 4A, 5.4533% 4/25/33 (n)	1,224	992
Series 2003-20 Class 1A1, 5.5% 7/25/33	791	678
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (n)	3,593	1,832
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (n)	166	159
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (n)	67	65
Series 2003-AR10 Class A7, 4.669% 10/25/33 (n)	10,635	6,677
Series 2003-AR8 Class A, 4.2743% 8/25/33 (n)	1,223	985
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (n)	393	389
Series 2005-AR3 Class A2, 4.6384% 3/25/35 (n)	3,511	2,825
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (n)	1,260	1,003
Series 2004-H Class A1, 4.5322% 6/25/34 (n)	3,111	2,531
Series 2004-W:
Class A1, 4.5429% 11/25/34 (n)	1,166	930
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-W:
Class A9, 4.5429% 11/25/34 (n)	$ 3,156	$ 1,985
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (n)	965	753
Series 2005-AR12:
Class 2A5, 4.313% 7/25/35 (n)	12,260	8,002
Class 2A6, 4.313% 7/25/35 (n)	803	614
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (n)	1,587	1,222
TOTAL PRIVATE SPONSOR		132,890
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	10,519	10,679
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $148,537)		143,569
Commercial Mortgage Securities - 0.5%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	3,695	2,865
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (g)(n)	676	304
Class G, 0.9913% 3/15/22 (g)(n)	438	166
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (g)(n)	1,739	783
Class G, 0.785% 10/15/19 (g)(n)	1,185	415
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (g)(n)	116	67
Series 2004-1:
Class A, 0.8338% 4/25/34 (g)(n)	1,510	1,132
Class B, 2.3738% 4/25/34 (g)(n)	168	63
Class M1, 1.0338% 4/25/34 (g)(n)	136	85
Class M2, 1.6738% 4/25/34 (g)(n)	122	64
Series 2004-2:
Class A, 0.9038% 8/25/34 (g)(n)	1,141	913
Class M1, 1.0538% 8/25/34 (g)(n)	259	162
Series 2004-3:
Class A1, 0.8438% 1/25/35 (g)(n)	2,299	1,667
Class A2, 0.8938% 1/25/35 (g)(n)	331	232
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class M1, 0.9738% 1/25/35 (g)(n)	$ 398	$ 259
Class M2, 1.4738% 1/25/35 (g)(n)	257	142
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (g)(n)	1,683	1,178
Class M1, 0.9038% 8/25/35 (g)(n)	125	50
Class M2, 0.9538% 8/25/35 (g)(n)	206	82
Class M3, 0.9738% 8/25/35 (g)(n)	114	40
Class M4, 1.0838% 8/25/35 (g)(n)	105	31
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (g)(n)	918	596
Class A2, 0.8738% 11/25/35 (g)(n)	595	387
Class M1, 0.9138% 11/25/35 (g)(n)	109	41
Class M2, 0.9638% 11/25/35 (g)(n)	138	52
Class M3, 0.9838% 11/25/35 (g)(n)	123	43
Class M4, 1.0738% 11/25/35 (g)(n)	154	54
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (g)(n)	2,157	1,240
Class B1, 1.8738% 1/25/36 (g)(n)	186	65
Class M1, 0.9238% 1/25/36 (g)(n)	696	400
Class M2, 0.9438% 1/25/36 (g)(n)	209	115
Class M3, 0.9738% 1/25/36 (g)(n)	305	152
Class M4, 1.0838% 1/25/36 (g)(n)	169	80
Class M5, 1.1238% 1/25/36 (g)(n)	169	76
Class M6, 1.1738% 1/25/36 (g)(n)	179	75
Series 2006-1:
Class A2, 0.8338% 4/25/36 (g)(n)	336	221
Class M1, 0.8538% 4/25/36 (g)(n)	120	60
Class M2, 0.8738% 4/25/36 (g)(n)	127	57
Class M3, 0.8938% 4/25/36 (g)(n)	109	46
Class M4, 0.9938% 4/25/36 (g)(n)	62	34
Class M5, 1.0338% 4/25/36 (g)(n)	60	23
Class M6, 1.1138% 4/25/36 (g)(n)	120	62
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (g)(n)	3,293	2,635
Class A2, 0.7538% 7/25/36 (g)(n)	297	238
Class B1, 1.3438% 7/25/36 (g)(n)	111	22
Class B3, 3.1738% 7/25/36 (g)(n)	168	34
Class M1, 0.7838% 7/25/36 (g)(n)	312	156
Class M2, 0.8038% 7/25/36 (g)(n)	220	106
Class M3, 0.8238% 7/25/36 (g)(n)	183	82
Class M4, 0.8938% 7/25/36 (g)(n)	123	49
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A:
Class M5, 0.9438% 7/25/36 (g)(n)	$ 152	$ 53
Class M6, 1.0138% 7/25/36 (g)(n)	226	79
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (g)(n)	193	60
Class B2, 1.8238% 10/25/36 (g)(n)	139	41
Class B3, 3.0738% 10/25/36 (g)(n)	226	50
Class M4, 0.9038% 10/25/36 (g)(n)	213	93
Class M5, 0.9538% 10/25/36 (g)(n)	255	102
Class M6, 1.0338% 10/25/36 (g)(n)	499	187
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (g)(n)	919	625
Class A2, 0.7438% 12/25/36 (g)(n)	4,143	2,874
Class B1, 1.1738% 12/25/36 (g)(n)	145	29
Class B2, 1.7238% 12/25/36 (g)(n)	150	69
Class B3, 2.9238% 12/25/36 (g)(n)	251	111
Class M1, 0.7638% 12/25/36 (g)(n)	299	192
Class M2, 0.7838% 12/25/36 (g)(n)	201	127
Class M3, 0.8138% 12/25/36 (g)(n)	204	86
Class M4, 0.8738% 12/25/36 (g)(n)	244	98
Class M5, 0.9138% 12/25/36 (g)(n)	224	90
Class M6, 0.9938% 12/25/36 (g)(n)	201	112
Series 2007-1:
Class A2, 0.7438% 3/25/37 (g)(n)	779	448
Class B1, 1.1438% 3/25/37 (g)(n)	254	89
Class B2, 1.6238% 3/25/37 (g)(n)	184	58
Class B3, 3.8238% 3/25/37 (g)(n)	496	145
Class M1, 0.7438% 3/25/37 (g)(n)	222	120
Class M2, 0.7638% 3/25/37 (g)(n)	167	86
Class M3, 0.7938% 3/25/37 (g)(n)	148	74
Class M4, 0.8438% 3/25/37 (g)(n)	123	59
Class M5, 0.8938% 3/25/37 (g)(n)	186	83
Class M6, 0.9738% 3/25/37 (g)(n)	259	104
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (g)(n)	690	418
Class A2, 0.7938% 7/25/37 (g)(n)	647	399
Class B1, 2.0738% 7/25/37 (g)(n)	203	64
Class B2, 2.7238% 7/25/37 (g)(n)	176	54
Class B3, 3.8238% 7/25/37 (g)(n)	197	59
Class M1, 0.8438% 7/25/37 (g)(n)	230	125
Class M2, 0.8838% 7/25/37 (g)(n)	129	67
Class M3, 0.9638% 7/25/37 (g)(n)	131	65
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class M4, 1.1238% 7/25/37 (g)(n)	$ 252	$ 105
Class M5, 1.2238% 7/25/37 (g)(n)	223	88
Class M6, 1.4738% 7/25/37 (g)(n)	283	104
Series 2007-3:
Class A2, 0.7638% 7/25/37 (g)(n)	1,146	851
Class B1, 1.4238% 7/25/37 (g)(n)	185	88
Class B2, 2.0738% 7/25/37 (g)(n)	457	218
Class B3, 4.4738% 7/25/37 (g)(n)	249	114
Class M1, 0.7838% 7/25/37 (g)(n)	165	96
Class M2, 0.8138% 7/25/37 (g)(n)	176	99
Class M3, 0.8438% 7/25/37 (g)(n)	272	144
Class M4, 0.9738% 7/25/37 (g)(n)	428	224
Class M5, 1.0738% 7/25/37 (g)(n)	227	117
Class M6, 1.2738% 7/25/37 (g)(n)	173	88
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (g)(n)	253	80
Class B2, 3.9238% 9/25/37 (g)(n)	899	263
Class M1, 1.4238% 9/25/37 (g)(n)	242	121
Class M2, 1.5238% 9/25/37 (g)(n)	242	109
Class M4, 2.0738% 9/25/37 (g)(n)	605	242
Class M5, 2.2238% 9/25/37 (g)(n)	605	227
Class M6, 2.4238% 9/25/37 (g)(n)	606	212
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (g)(n)	884	504
Class H, 1.1113% 3/15/19 (g)(n)	595	268
Class J, 1.3113% 3/15/19 (g)(n)	447	179
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (g)(n)	458	284
Class E, 0.755% 3/15/22 (g)(n)	2,379	1,395
Class F, 0.805% 3/15/22 (g)(n)	1,459	817
Class G, 0.855% 3/15/22 (g)(n)	375	204
Class H, 1.005% 3/15/22 (g)(n)	458	206
Class J, 1.155% 3/15/22 (g)(n)	458	183
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (g)(n)	1,201	522
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (g)(n)	488	151
Class H, 0.825% 11/15/36 (g)(n)	390	117
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	$ 9,115	$ 6,079
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (g)(n)	1,043	493
Class E, 0.825% 4/15/17 (g)(n)	332	155
Class F, 0.865% 4/15/17 (g)(n)	188	83
Class G, 1.005% 4/15/17 (g)(n)	188	82
Class H, 1.075% 4/15/17 (g)(n)	188	77
Class J, 1.305% 4/15/17 (g)(n)	144	65
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (g)(n)	427	143
Class G, 0.9613% 11/15/17 (g)(n)	296	92
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (n)	9,295	6,913
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (g)(n)	2,047	614
0.7313% 2/15/22 (g)(n)	731	183
Class F, 0.7813% 2/15/22 (g)(n)	1,462	322
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	2,456	2,467
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6604% 12/10/41 (n)(p)	2,524	30
GS Mortgage Securities Corp. II floater Series 2006-FL8A Class F, 0.885% 6/6/20 (g)(n)	916	522
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (g)(n)	253	119
Class E, 0.7413% 11/15/18 (g)(n)	359	162
Class F, 0.7913% 11/15/18 (g)(n)	538	237
Class G, 0.8213% 11/15/18 (g)(n)	468	197
Class H, 0.9613% 11/15/18 (g)(n)	359	144
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,850	7,985
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (g)(n)	1,255	516
Class G, 0.815% 9/15/21 (g)(n)	2,478	907
Class H, 0.855% 9/15/21 (g)(n)	639	221
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (g)(n)	$ 903	$ 90
Series 2007-XCLA Class A1, 0.662% 7/17/17 (g)(n)	3,008	1,654
Series 2007-XLCA Class B, 0.9613% 7/17/17 (g)(n)	1,712	154
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (g)(n)	732	183
Class E, 0.712% 10/15/20 (g)(n)	916	183
Class F, 0.762% 10/15/20 (g)(n)	550	99
Class G, 0.802% 10/15/20 (g)(n)	680	102
Class H, 0.892% 10/15/20 (g)(n)	428	43
Class J, 1.042% 10/15/20 (g)(n)	488	39
Class MHRO, 1.152% 10/15/20 (g)(n)	198	22
Class MJPM, 1.462% 10/15/20 (g)(n)	67	6
Class MSTR, 1.162% 10/15/20 (g)(n)	122	17
Class NHRO, 1.352% 10/15/20 (g)(n)	290	26
Class NSTR, 1.312% 10/15/20 (g)(n)	114	13
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (g)(n)	2,337	187
Class D, 1.1613% 7/17/17 (g)(n)	1,100	77
Class E, 1.2613% 7/17/17 (g)(n)	894	54
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (g)(n)	193	158
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (g)(n)	1,401	770
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (g)(n)	1,530	627
Class F, 0.795% 8/11/18 (g)(n)	2,061	618
Class G, 0.815% 8/11/18 (g)(n)	1,953	488
Class J, 0.9331% 8/11/18 (g)(n)	434	156
Class X1A, 0.0239% 9/15/21 (g)(n)(p)	3,107	0*
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (g)(n)	103	26
Class AP2, 1.255% 6/15/20 (g)(n)	168	34
Class F, 0.935% 6/15/20 (g)(n)	3,260	1,043
Class LXR2, 1.255% 6/15/20 (g)(n)	2,223	333
sequential payer Series 2007-C32 Class A2, 5.7357% 6/15/49 (n)	3,005	2,158
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	7,210	4,823
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $89,537)		76,907
Municipal Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Montgomery County Gen. Oblig. Series A, 5% 1/1/13	$ 5,440	$ 6,085
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	5,000	5,705
Ohio Gen. Oblig. (Common Schools Proj.) Series E, 5% 9/15/12	5,700	6,329
TOTAL MUNICIPAL SECURITIES (Cost $17,544)		18,119
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,707)	2,462	2,687
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	196	172
6.875% 3/15/12	318	305
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $480)		477
Bank Notes - 0.0%

National City Bank, Cleveland 2.3025% 3/1/13 (n) (Cost $629)	790	616
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (n)	851	269
MUFG Capital Finance 1 Ltd. 6.346% (n)	3,742	2,344
TOTAL PREFERRED SECURITIES (Cost $2,775)		2,613
Fixed-Income Funds - 17.6%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (o)	2,160,345	153,233
Fidelity Commercial Mortgage-Backed Securities Central Fund (o)	4,506,540	306,445
Fidelity Corporate Bond 1-10 Year Central Fund (o)	6,106,713	541,849
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity High Income Central Fund 2 (o)	4,046,515	$ 304,581
Fidelity Mortgage Backed Securities Central Fund (o)	13,783,941	1,377,981
TOTAL FIXED-INCOME FUNDS (Cost $3,040,929)		2,684,089
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.59% (b)	310,483,082	310,483
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	46,897,885	46,898
TOTAL MONEY MARKET FUNDS (Cost $357,381)		357,381
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.25%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	$ 3,524	3,524
0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	6,172	6,172
TOTAL CASH EQUIVALENTS (Cost $9,696)		9,696
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $19,311,449)		15,972,559
NET OTHER ASSETS - (4.9)%		(744,961)
NET ASSETS - 100%		$ 15,227,598
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
3,020 CME E-mini S&P 500 Index Contracts	March 2009	$ 110,864	$ (15,008)

The face value of futures purchased as a percentage of net assets - 0.7%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35 (Rating-Ba1) (l)

	Nov. 2035	$ 4,800	$ (4,470)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (l)	Dec. 2034	613	(579)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (l)	Oct. 2034	1,099	(1,043)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (l)	Oct. 2036	1,436	(1,386)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (l)	Oct. 2034	1,099	(1,042)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	16,700	(16,116)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	13,600	(13,124)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (m)

	Sept. 2037	$ 1,800	$ (1,737)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	13,600	(13,124)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	13,100	(12,642)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	11,500	(11,098)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (l)	August 2035	3,000	(2,817)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (l)	June 2035	1,600	(1,522)
TOTAL CREDIT DEFAULT SWAPS		83,947	(80,700)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	120,000	20,788
		$ 203,947	$ (59,912)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $276,762,000 or 1.8% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,798,000.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $39,175,000.

(l) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(m) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,125,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	6/6/08	$ 18,300
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,524,000 due 3/02/09 at 0.25%
BNP Paribas Securities Corp.	$ 1,894
Barclays Capital, Inc.	457
Citigroup Global Markets, Inc.	261
HSBC Securities (USA), Inc.	131
J.P. Morgan Securities, Inc.	258
Societe Generale, New York Branch	523
$ 3,524
$6,172,000 due 3/02/09 at 0.26%
BNP Paribas Securities Corp.	$ 3,046
Banc of America Securities LLC	1,136
Barclays Capital, Inc.	1,620
Deutsche Bank Securities, Inc.	370
$ 6,172
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 16,923
Fidelity 1-3 Year Duration Securitized Bond Central Fund	4,143
Fidelity Cash Central Fund	4,879
Fidelity Commercial Mortgage-Backed Securities Central Fund	11,553
Fidelity Corporate Bond 1-10 Year Central Fund	38,514
Fidelity Mortgage Backed Securities Central Fund	43,387
Fidelity Securities Lending Cash Central Fund	1,569
Fidelity Ultra-Short Central Fund	4,683
Total	$ 125,651
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,606	$ 4,143	$ 103,518	$ 153,233	18.8%
Fidelity Commercial Mortgage-Backed Securities Central Fund	454,738	11,553	59,363	306,445	13.1%
Fidelity Corporate Bond 1-10 Year Central Fund	1,517,973	38,632	900,980*	541,849	22.2%
Fidelity High Income Central Fund 2	400,269	68,158	69,641	304,581	84.5%
Fidelity Mortgage Backed Securities Central Fund	1,762,588	43,390	458,920	1,377,981	18.8%
Fidelity Ultra-Short Central Fund	658,434	-	554,165*	-	0.0%
Total	$ 5,077,608	$ 165,876	$ 2,146,587	$ 2,684,089
* Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aurora Oil & Gas Corp.	$ 1,272	$ -	$ 455	$ -	$ -
Bell Microproducts, Inc.	4,429	-	4,228	-	-
Capitol Bancorp Ltd.	17,008	-	17,867	-	-
Central Garden & Pet Co.	9,861	-	11,130	-	-
Cirrus Logic, Inc.	-	16,303	-	-	11,589
Credence Systems Corp.	7,204	-	-	-	-
DUSA Pharmaceuticals, Inc.	2,911	-	2,292	-	-
Evergreen Energy, Inc.	6,322	-	6,097	-	-
Great Lakes Dredge & Dock Corp.	34,885	-	32,883	79	-
LandAmerica Financial Group, Inc.	16,912	-	20,004	-	-
Lighthouse Caledonia ASA	2,310	-	119	-	-
LTX Corp.	6,836	-	-	-	-
MarineMax, Inc.	8,237	-	2,909	-	-
Mattson Technology, Inc.	-	14,901	57	-	1,540
Sourcefire, Inc.	12,346	-	12,049	-	-
Spartech Corp.	16,808	-	16,306	-	-
Standard Pacific Corp.	14,818	-	16,004	-	-
The Pantry, Inc.	31,496	-	35,160	-	-
Tween Brands, Inc.	25,114	-	27,074	-	-
Universal Truckload Services, Inc.	26,743	-	24,427	-	-
Total	$ 245,512	$ 31,204	$ 229,061	$ 79	$ 13,129
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 15,972,559	$ 11,417,124	$ 4,499,406	$ 56,029
Other Financial Instruments*	$ (74,389)	$ (15,008)	$ 5,203	$ (64,584)
* Other financial instruments include Futures Contracts, Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 16,518	$ (16,837)
Total Realized Gain (Loss)	547	-*
Total Unrealized Gain (Loss)	(13,112)	5,406
Cost of Purchases	53,678	-
Proceeds of Sales	(2,695)	-
Amortization/Accretion	109	-
Transfer in/out of Level 3	984	(53,153)
Ending Balance	$ 56,029	$ (64,584)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(8,331,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	28.7%
AAA,AA,A	10.6%
BBB	6.8%
BB	0.9%
B	1.1%
CCC,CC,C	0.1%
D	0.0%†
Not Rated	0.1%
Equities	59.0%
Short-Term Investments and Net Other Assets	(7.3)%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.2%
Canada	1.6%
United Kingdom	1.2%
Netherlands	1.2%
Bermuda	1.1%
Others (individually less than 1%)	5.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

† Amount represents less than .1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,853 and repurchase agreements of $9,696) - See accompanying schedule: Unaffiliated issuers (cost $15,882,102)	$ 12,917,960
Fidelity Central Funds (cost $3,398,310)	3,041,470
Other affiliated issuers (cost $31,037)	13,129
Total Investments (cost $19,311,449)		$ 15,972,559
Commitment to sell securities on a delayed delivery basis	(289,776)
Receivable for securities sold on a delayed delivery basis	290,307	531
Receivable for investments sold, regular delivery		266,797
Cash		446
Foreign currency held at value (cost $4,165)		4,165
Receivable for swap agreements		65
Receivable for fund shares sold		17,213
Dividends receivable		24,589
Interest receivable		31,727
Distributions receivable from Fidelity Central Funds		17,385
Prepaid expenses		187
Other receivables		657
Unrealized appreciation for swap agreements		20,788
Total assets		16,357,109

Liabilities
Payable for investments purchased Regular delivery	$ 319,501
Delayed delivery	621,014
Payable for swap agreements	23,361
Payable for fund shares redeemed	22,947
Unrealized depreciation for swap agreements	80,700
Accrued management fee	5,668
Payable for daily variation on futures contracts	2,688
Other affiliated payables	3,690
Other payables and accrued expenses	3,044
Collateral on securities loaned, at value	46,898
Total liabilities		1,129,511

Net Assets		$ 15,227,598
Net Assets consist of:
Paid in capital		$ 22,932,633
Undistributed net investment income		78,170
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,379,365)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,403,840)
Net Assets		$ 15,227,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Balanced: Net Asset Value, offering price and redemption price per share ($14,138,259 ÷ 1,199,088 shares)	$ 11.79

Class K: Net Asset Value, offering price and redemption price per share ($1,089,339 ÷ 92,360 shares)	$ 11.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Dividends (including $79 earned from other affiliated issuers)		$ 123,101
Interest		48,470
Income from Fidelity Central Funds		125,651
Total income		297,222

Expenses
Management fee	$ 38,179
Transfer agent fees	21,767
Accounting and security lending fees	976
Custodian fees and expenses	313
Independent trustees' compensation	60
Depreciation in deferred trustee compensation account	(3)
Registration fees	137
Audit	100
Legal	47
Miscellaneous	913
Total expenses before reductions	62,489
Expense reductions	(794)	61,695
Net investment income (loss)		235,527
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,867,297)
Fidelity Central Funds	(383,494)
Other affiliated issuers	(120,893)
Foreign currency transactions	(4,053)
Futures contracts	(43,695)
Swap agreements	20,092
Total net realized gain (loss)		(4,399,340)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $60)	(3,762,508)
Assets and liabilities in foreign currencies	50
Futures contracts	(15,008)
Swap agreements	5,991
Delayed delivery commitments	503
Total change in net unrealized appreciation (depreciation)		(3,770,972)
Net gain (loss)		(8,170,312)
Net increase (decrease) in net assets resulting from operations		$ (7,934,785)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 235,527	$ 584,438
Net realized gain (loss)	(4,399,340)	346,668
Change in net unrealized appreciation (depreciation)	(3,770,972)	(2,929,820)
Net increase (decrease) in net assets resulting from operations	(7,934,785)	(1,998,714)
Distributions to shareholders from net investment income	(260,136)	(581,560)
Distributions to shareholders from net realized gain	(41,988)	(1,526,672)
Total distributions	(302,124)	(2,108,232)
Share transactions - net increase (decrease)	(1,915,357)	3,295,533
Total increase (decrease) in net assets	(10,152,266)	(811,413)

Net Assets
Beginning of period	25,379,864	26,191,277
End of period (including undistributed net investment income of $78,170 and undistributed net investment income of $102,779, respectively)	$ 15,227,598	$ 25,379,864

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Balanced

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 G

2006 I

2005I

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73	$ 16.57	$ 14.92
Income from Investment Operations
Net investment income (loss) D	.17	.42	.44	.04	.36	.29	.27
Net realized and unrealized gain (loss)	(5.87)	(1.76)	2.13	.36	1.01	2.60	1.64
Total from investment operations	(5.70)	(1.34)	2.57	.40	1.37	2.89	1.91
Distributions from net investment income	(.19)	(.43)	(.43)	-	(.31)	(.29)	(.26)
Distributions from net realized gain	(.03)	(1.18)	(1.04)	-	(.63)	(.44)	-
Total distributions	(.22)	(1.61)	(1.47)	-	(.94)	(.73)	(.26)
Net asset value, end of period	$ 11.79	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73	$ 16.57
Total Return B, C	(32.39)%	(7.28)%	13.96%	2.09%	7.54%	18.04%	12.82%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A	.61%	.61%	.64% A	.64%	.65%	.67%
Expenses net of fee waivers, if any	.68% A	.61%	.61%	.64% A	.64%	.65%	.67%
Expenses net of all reductions	.68% A	.61%	.60%	.63% A	.63%	.64%	.66%
Net investment income (loss)	2.55% A	2.22%	2.20%	2.35% A	1.90%	1.68%	1.63%
Supplemental Data
Net assets, end of period (in millions)	$ 14,138	$ 25,363	$ 26,191	$ 20,350	$ 19,800	$ 14,610	$ 10,784
Portfolio turnover rate F	248% A	73% J	89% J	65% A	61%	82%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended July 31. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

Six months ended February 28, 2009

Year ended August 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss)D	.17	.12
Net realized and unrealized gain (loss)	(5.86)	(1.41)
Total from investment operations	(5.69)	(1.29)
Distributions from net investment income	(.21)	(.11)
Distributions from net realized gain	(.03)	-
Total distributions	(.24)	(.11)
Net asset value, end of period	$ 11.79	$ 17.72
Total Return B, C	(32.35)%	(6.74)%
Ratios to Average Net AssetsE, H
Expenses before reductions	.49% A	.48% A
Expenses net of fee waivers, if any	.49% A	.48% A
Expenses net of all reductions	.48% A	.48% A
Net investment income (loss)	2.74% A	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,089	$ 17
Portfolio turnover rate F	248% A	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the Fund began offering conversion privileges between Balanced and Class K to eligible shareholders of Balanced. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreement Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity High Income Central Fund 2	Fidelity Management & Research Company, Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is vailable upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 396,210,803
Unrealized depreciation	(4,080,742,117)
Net unrealized appreciation (depreciation)	$ (3,684,531,314)
Cost for federal income tax purposes	$ 19,657,090,233

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures

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Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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4. Operating Policies - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.
The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $83,946,923 representing 0.55% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements - continued

current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $19,561,445,773 and $20,420,856,150, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Balanced	$ 21,602,612.24
Class K	165,534.05
	$ 21,767,146

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $433,385 for the period.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $331,388,081 in return for its 5,299,979 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

On February 20, 2009, the Fund redeemed in-kind 7,900,409 shares of Fidelity Corporate Bond 1-10 Year Central Fund, a Fidelity Central Fund in which the Fund invests, valued at $711,093,749 by receiving cash and securities of equal value, including accrued interest. This is considered taxable to the Fund for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57,783 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities.

Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $212,536. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,568,518.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Balanced's operating expenses. During the period,this reimbursement reduced the class' expenses by $5,135.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $642,547 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $87,711. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Balanced	$ 58,568

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008A
From net investment income
Balanced	$ 252,300,883	$ 581,559,348
Class K	7,835,022	570
Total	$ 260,135,905	$ 581,559,918

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10. Distributions to Shareholders - continued

	Six months ended February 28, 2009	Year ended August 31, 2008A
From net realized gain
Balanced	$ 41,696,814	$ 1,526,671,923
Class K	291,112	-
Total	$ 41,987,926	$ 1,526,671,923

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008A	Six months ended February 28, 2009	Year ended August 31, 2008A
Balanced
Shares sold	100,041,261	342,702,362	$ 1,384,728,336	$ 6,544,290,400
Conversion to Class K	(99,400,072)	(959,723)	(1,312,681,454)	(16,766,361)
Reinvestment of distributions	20,256,548	103,189,062	287,355,407	2,066,916,739
Shares redeemed	(253,737,299)	(281,013,909)	(3,491,493,461)	(5,315,835,781)
Net increase (decrease)	(232,839,562)	163,917,792	$ (3,132,091,172)	$ 3,278,604,997
Class K
Shares sold	7,129,084	15,171	$ 93,011,917	$ 276,121
Conversion from Balanced	99,378,060	959,174	1,312,681,454	16,766,361
Reinvestment of distributions	613,960	33	8,126,134	570
Shares redeemed	(15,729,231)	(6,530)	(197,085,044)	(114,733)
Net increase (decrease)	91,391,873	967,848	$ 1,216,734,461	$ 16,928,319

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In March, 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro rata portion of CMBS' net assets.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

BAL-USAN-0409
1.789281.105

Fidelity®
Balanced
Fund -
Class K

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Balanced	.68%
Actual		$ 1,000.00	$ 676.10	$ 2.83
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.41
Class K	.49%
Actual		$ 1,000.00	$ 676.50	$ 2.04
Hypothetical A		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	1.5	0.8
Microsoft Corp.	1.3	0.0
Procter & Gamble Co.	1.3	0.6
AT&T, Inc.	1.1	1.2
Verizon Communications, Inc.	1.0	0.6
	6.2
Top Five Bond Issuers as of February 28, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.7	8.8
Freddie Mac	5.3	3.4
U.S. Treasury Obligations	3.9	4.9
Government National Mortgage Association	3.7	2.3
Citigroup, Inc.	0.3	0.0
	28.9
Top Five Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	10.7	15.9
Information Technology	10.6	9.2
Health Care	9.7	6.3
Energy	9.2	11.8
Consumer Staples	8.7	3.9
Asset Allocation (% of fund's net assets)
As of February 28, 2009*		As of August 31, 2008**
	Stocks and Equity Futures 58.8%		Stocks and Investment Companies 64.5%
	Bonds 49.0%		Bonds 39.1%
	Convertible Securities 0.2%		Convertible Securities 0.8%
	Other Investments 0.3%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets† (8.3)%		Short-Term Investments and Net Other Assets† (4.5)%
* Foreign investments	10.8%	** Foreign investments	10.4%

† Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.1%
Gentex Corp.	936,500	$ 7,492
Johnson Controls, Inc.	1,082,700	12,321
		19,813
Automobiles - 0.1%
Renault SA	77,300	1,110
Toyota Motor Corp. sponsored ADR	119,000	7,514
		8,624
Distributors - 0.2%
Li & Fung Ltd.	16,749,000	36,295
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(e)	72,100	3,228
Service Corp. International	690,100	2,333
		5,561
Hotels, Restaurants & Leisure - 0.6%
Burger King Holdings, Inc.	209,600	4,504
Krispy Kreme Doughnuts, Inc. warrants 3/2/12 (a)	5,495	1
McDonald's Corp.	1,696,155	88,624
Wendy's/Arby's Group, Inc.	603,800	2,735
		95,864
Household Durables - 0.2%
Centex Corp.	140,488	872
D.R. Horton, Inc.	986,800	8,338
Fortune Brands, Inc.	117,400	2,788
Harman International Industries, Inc.	226,500	2,405
Mohawk Industries, Inc. (a)	495,645	11,197
Newell Rubbermaid, Inc.	495,100	2,797
Pulte Homes, Inc.	398,800	3,661
Whirlpool Corp.	137,523	3,057
		35,115
Internet & Catalog Retail - 0.1%
Expedia, Inc. (a)	508,500	4,053
Priceline.com, Inc. (a)(e)	63,183	5,362
		9,415
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	156,200	3,575
Media - 1.4%
Central European Media Enterprises Ltd. Class A (a)	662,608	4,214
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
Class A	3,947,500	$ 51,554
Class A (special) (non-vtg.)	140,200	1,703
Discovery Communications, Inc. (a)	336,200	5,214
Liberty Global, Inc. Class A (a)	688,107	8,443
News Corp. Class A	843,800	4,692
Omnicom Group, Inc.	886,700	21,307
The DIRECTV Group, Inc. (a)	745,300	14,861
The Walt Disney Co.	977,100	16,386
Time Warner Cable, Inc. (a)	1,287,900	23,478
Time Warner, Inc.	5,500,450	41,968
Viacom, Inc. Class B (non-vtg.) (a)	1,079,700	16,617
		210,437
Multiline Retail - 0.3%
Kohl's Corp. (a)	128,210	4,505
Target Corp.	1,145,625	32,433
		36,938
Specialty Retail - 1.2%
Home Depot, Inc.	1,005,400	21,003
Lowe's Companies, Inc.	2,731,100	43,261
MarineMax, Inc. (a)	387,607	558
OfficeMax, Inc.	352,430	1,346
PetSmart, Inc.	753,223	15,095
Ross Stores, Inc.	734,221	21,674
Sally Beauty Holdings, Inc. (a)	365,500	1,414
Sherwin-Williams Co.	172,400	7,922
Staples, Inc.	1,139,866	18,181
Tiffany & Co., Inc.	174,800	3,328
TJX Companies, Inc.	1,661,800	37,008
Urban Outfitters, Inc. (a)	414,800	6,902
Zumiez, Inc. (a)	782,200	6,172
		183,864
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	771,600	12,585
LVMH Moet Hennessy - Louis Vuitton	67,600	3,832
NIKE, Inc. Class B	361,600	15,017
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ports Design Ltd.	2,563,000	$ 2,623
VF Corp.	82,960	4,306
		38,363
TOTAL CONSUMER DISCRETIONARY		683,864
CONSUMER STAPLES - 7.9%
Beverages - 2.6%
Anheuser-Busch InBev NV	1,396,884	38,164
Coca-Cola Enterprises, Inc.	889,800	10,215
Coca-Cola FEMSA SAB de CV sponsored ADR	162,100	5,051
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	251,708	2,965
Coca-Cola Icecek AS	661,000	2,741
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	140,300	5,677
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,094,590	27,334
Cott Corp. (a)	1,806,700	1,449
Diageo PLC sponsored ADR	345,400	16,058
Dr Pepper Snapple Group, Inc. (a)	205,692	2,890
Embotelladora Andina SA sponsored ADR	426,794	6,103
Fomento Economico Mexicano SAB de CV sponsored ADR	109,683	2,527
Molson Coors Brewing Co. Class B	843,900	29,731
Pepsi Bottling Group, Inc.	290,000	5,365
PepsiCo, Inc.	2,278,756	109,699
Pernod Ricard SA	169,800	9,244
SABMiller PLC	163,396	2,365
The Coca-Cola Co.	2,869,841	117,233
		394,811
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	612,300	25,925
CVS Caremark Corp.	2,945,896	75,827
Kroger Co.	941,600	19,463
Safeway, Inc.	1,080,000	19,980
Wal-Mart Stores, Inc.	1,841,900	90,695
Walgreen Co.	1,447,700	34,542
		266,432
Food Products - 1.2%
Archer Daniels Midland Co.	880,000	23,461
Bunge Ltd. (e)	62,400	2,925
Cadbury PLC sponsored ADR	93,300	2,859
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Green Mountain Coffee Roasters, Inc. (a)	593,862	$ 22,181
Groupe Danone	177,900	8,441
Kraft Foods, Inc. Class A	316,000	7,198
Lindt & Spruengli AG	177	3,290
Nestle SA (Reg.)	1,474,388	48,194
Perdigao SA	236,400	2,903
PureCircle Ltd. (a)	47,400	112
Ralcorp Holdings, Inc. (a)	50,330	3,050
Sadia SA ADR (e)	476,600	1,630
SLC Agricola SA	556,200	3,276
Tyson Foods, Inc. Class A	1,505,680	12,693
Unilever NV (NY Shares)	1,869,100	35,719
Viterra, Inc. (a)	371,600	2,956
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)(e)	53,618	1,589
		182,477
Household Products - 1.5%
Colgate-Palmolive Co.	462,000	27,803
Kimberly-Clark Corp.	153,066	7,211
Procter & Gamble Co.	3,995,981	192,486
		227,500
Personal Products - 0.2%
Avon Products, Inc.	1,640,500	28,856
Mead Johnson Nutrition Co. Class A (a)	327,700	9,041
		37,897
Tobacco - 0.6%
Altria Group, Inc.	1,255,200	19,380
British American Tobacco PLC sponsored ADR	957,500	48,871
Philip Morris International, Inc.	743,300	24,878
Souza Cruz Industria Comerico	159,800	3,204
		96,333
TOTAL CONSUMER STAPLES		1,205,450
ENERGY - 7.6%
Energy Equipment & Services - 1.9%
Global Industries Ltd. (a)	941,088	2,974
Nabors Industries Ltd. (a)	2,546,900	24,730
National Oilwell Varco, Inc. (a)	2,902,054	77,572
Noble Corp.	1,959,492	48,184
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Patterson-UTI Energy, Inc.	989,900	$ 8,503
Pride International, Inc. (a)	730,800	12,599
Schlumberger Ltd. (NY Shares)	695,018	26,452
Smith International, Inc.	740,640	15,909
Superior Energy Services, Inc. (a)	193,800	2,556
Transocean Ltd. (a)	50	3
Weatherford International Ltd. (a)	6,583,352	70,244
		289,726
Oil, Gas & Consumable Fuels - 5.7%
Apache Corp.	640,600	37,853
Cabot Oil & Gas Corp.	887,953	18,088
Canadian Natural Resources Ltd.	1,790,100	57,552
Chevron Corp.	1,098,600	66,696
Comstock Resources, Inc. (a)	726,766	22,115
Concho Resources, Inc. (a)	3,439,356	68,615
Concho Resources, Inc. (a)(q)	607,780	12,125
Continental Resources, Inc. (a)(e)	589,000	9,359
Denbury Resources, Inc. (a)	3,370,522	43,412
El Paso Corp.	3,407,800	23,003
Ellora Energy, Inc. (a)(g)	1,529,700	9,313
Energy Resources of Australia Ltd.	427,558	4,952
EXCO Resources, Inc. (a)	3,031,000	27,612
Hess Corp.	870,155	47,589
Occidental Petroleum Corp.	496,900	25,774
OPTI Canada, Inc. (a)	2,681,272	2,108
Petrohawk Energy Corp. (a)	5,878,704	100,056
Plains Exploration & Production Co. (a)	1,256,310	24,046
Range Resources Corp.	190,270	6,768
Royal Dutch Shell PLC Class A sponsored ADR	1,728,100	75,985
SandRidge Energy, Inc. (a)	16,408	111
Southwestern Energy Co. (a)	2,014,232	57,949
Suncor Energy, Inc.	2,054,200	42,726
Sunoco, Inc.	105,579	3,532
Ultra Petroleum Corp. (a)	646,803	22,729
Uranium One, Inc. (a)	1,046,400	1,588
Whiting Petroleum Corp. (a)	7,817	182
Williams Companies, Inc.	5,020,600	56,733
		868,571
TOTAL ENERGY		1,158,297
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 5.6%
Capital Markets - 1.0%
BlackRock, Inc. Class A	86,900	$ 8,413
Cohen & Steers, Inc.	16,900	152
Goldman Sachs Group, Inc.	583,000	53,100
Janus Capital Group, Inc.	551,100	2,430
Morgan Stanley	2,599,923	50,802
Northern Trust Corp.	180,300	10,016
State Street Corp.	955,800	24,153
		149,066
Commercial Banks - 1.3%
Bangkok Bank Ltd. PCL (For. Reg.)	4,016,400	8,184
Mitsubishi UFJ Financial Group, Inc.	608,900	2,750
PNC Financial Services Group, Inc.	1,623,349	44,382
TCF Financial Corp.	661,600	8,111
U.S. Bancorp, Delaware	2,291,000	32,784
UCBH Holdings, Inc.	593,606	950
Uniao de Bancos Brasileiros SA (Unibanco) GDR	95,200	4,982
Wells Fargo & Co.	7,883,791	95,394
		197,537
Consumer Finance - 0.3%
American Express Co.	437,198	5,273
Capital One Financial Corp.	1,535,400	18,502
Discover Financial Services	1,358,610	7,785
Promise Co. Ltd. (e)	290,500	3,880
SLM Corp. (a)	1,169,400	5,379
		40,819
Diversified Financial Services - 1.7%
Bank of America Corp.	9,663,962	38,173
JPMorgan Chase & Co.	9,942,964	227,197
		265,370
Insurance - 1.2%
ACE Ltd.	883,800	32,268
Fidelity National Financial, Inc. Class A	315,950	5,235
Marsh & McLennan Companies, Inc.	970,900	17,408
MetLife, Inc.	1,580,163	29,170
PartnerRe Ltd.	305,400	18,904
Principal Financial Group, Inc.	626,500	5,006
Prudential Financial, Inc.	894,870	14,685
Reinsurance Group of America, Inc.	313,947	8,539
Sony Financial Holdings, Inc.	8,605	22,131
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	326,000	$ 11,785
Unum Group	1,089,000	11,086
W.R. Berkley Corp.	148,400	3,088
		179,305
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp.	211,500	624
SL Green Realty Corp.	172,190	2,001
Vornado Realty Trust	290,300	9,502
		12,127
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	456,600	3,434
TOTAL FINANCIALS		847,658
HEALTH CARE - 9.3%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	21,300	728
Amgen, Inc. (a)	917,600	44,898
Biogen Idec, Inc. (a)	810,887	37,333
BioMarin Pharmaceutical, Inc. (a)	187,836	2,254
CSL Ltd.	343,729	7,949
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0*
Genentech, Inc. (a)	485,889	41,568
Genzyme Corp. (a)	669,700	40,805
Gilead Sciences, Inc. (a)	1,600,273	71,692
Myriad Genetics, Inc. (a)	97,563	7,693
ONYX Pharmaceuticals, Inc. (a)	160,829	4,823
United Therapeutics Corp. (a)	115,725	7,766
		267,509
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	1,410,400	71,803
C.R. Bard, Inc.	253,824	20,372
Cooper Companies, Inc.	187,100	4,114
Covidien Ltd.	1,716,754	54,370
Edwards Lifesciences Corp. (a)	219,055	12,182
Mako Surgical Corp.	529,285	4,144
Masimo Corp. (a)	269,675	6,739
Medtronic, Inc.	379,095	11,217
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,716,000	$ 2,867
St. Jude Medical, Inc. (a)	432,708	14,349
		202,157
Health Care Providers & Services - 1.0%
CardioNet, Inc.	130,823	3,271
Express Scripts, Inc. (a)	691,188	34,767
Henry Schein, Inc. (a)	206,913	7,590
McKesson Corp.	252,450	10,355
Medco Health Solutions, Inc. (a)	1,529,026	62,048
UnitedHealth Group, Inc.	1,005,645	19,761
WellPoint, Inc. (a)	352,100	11,943
		149,735
Health Care Technology - 0.2%
HLTH Corp. (a)	2,236,777	24,426
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	515,342	16,146
QIAGEN NV (a)	1,040,765	16,673
Waters Corp. (a)	268,400	9,453
		42,272
Pharmaceuticals - 4.8%
Abbott Laboratories	2,517,000	119,155
Allergan, Inc.	1,448,565	56,117
Bristol-Myers Squibb Co.	1,910,525	35,173
Elan Corp. PLC sponsored ADR (a)	933,500	5,769
Johnson & Johnson	2,272,491	113,625
Merck & Co., Inc.	3,493,050	84,532
Novo Nordisk AS Series B	315,700	15,369
Perrigo Co.	137,400	2,760
Pfizer, Inc.	8,258,100	101,657
Pronova BioPharma ASA (a)	1,387,101	4,433
Schering-Plough Corp.	2,759,214	47,983
Teva Pharmaceutical Industries Ltd. sponsored ADR	74,900	3,339
Valeant Pharmaceuticals International (a)(e)	717,586	12,486
Wyeth	3,042,900	124,211
		726,609
TOTAL HEALTH CARE		1,412,708
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 5.8%
Aerospace & Defense - 1.3%
General Dynamics Corp.	237,500	$ 10,407
Honeywell International, Inc.	1,446,454	38,808
Lockheed Martin Corp.	853,074	53,838
Raytheon Co.	1,171,075	46,808
The Boeing Co.	441,500	13,881
United Technologies Corp.	727,000	29,683
		193,425
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	1,487,164	61,539
FedEx Corp.	421,500	18,213
United Parcel Service, Inc. Class B	1,424,900	58,677
		138,429
Airlines - 0.0%
AMR Corp. (a)	584,500	2,391
Building Products - 0.0%
Masco Corp.	1,273,877	6,560
Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)	1,255,500	60,239
Construction & Engineering - 0.2%
MYR Group, Inc. (a)	207,500	2,785
Quanta Services, Inc. (a)(e)	1,862,801	32,785
		35,570
Electrical Equipment - 0.4%
Alstom SA	433,700	20,347
Cooper Industries Ltd. Class A	395,800	8,347
Energy Conversion Devices, Inc. (a)	146,779	3,219
First Solar, Inc. (a)	26,300	2,781
Q-Cells SE (a)(e)	571,150	9,463
Renewable Energy Corp. AS (a)(e)	1,261,800	8,559
Sunpower Corp. Class B (a)	505,281	12,511
		65,227
Industrial Conglomerates - 0.8%
General Electric Co.	8,095,595	68,894
McDermott International, Inc. (a)	530,297	6,252
Siemens AG sponsored ADR	404,400	20,471
Textron, Inc.	1,554,211	8,781
Tyco International Ltd.	535,200	10,731
		115,129
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.4%
Cummins, Inc.	1,690,621	$ 35,165
Danaher Corp.	1,321,719	67,090
Deere & Co.	1,116,266	30,686
Eaton Corp.	943,806	34,119
Illinois Tool Works, Inc.	343,100	9,538
Ingersoll-Rand Co. Ltd. Class A	61,500	872
Navistar International Corp. (a)	670,822	18,917
PACCAR, Inc.	182,600	4,578
Toro Co.	294,516	6,441
Trinity Industries, Inc.	165,400	1,221
Vallourec SA	55,700	4,335
		212,962
Professional Services - 0.1%
Manpower, Inc.	308,089	8,590
Monster Worldwide, Inc. (a)	407,900	2,688
		11,278
Road & Rail - 0.3%
CSX Corp.	358,307	8,843
Union Pacific Corp.	1,061,100	39,812
		48,655
Trading Companies & Distributors - 0.0%
GATX Corp.	85,200	1,557
TOTAL INDUSTRIALS		891,422
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.2%
Ciena Corp. (a)	4,051,008	21,754
Cisco Systems, Inc. (a)	402,201	5,860
Juniper Networks, Inc. (a)	5,947,684	84,517
NETGEAR, Inc. (a)	125,983	1,392
QUALCOMM, Inc.	531,100	17,755
Starent Networks Corp. (a)	48,700	770
Sycamore Networks, Inc. (a)	11,020,100	27,771
Tellabs, Inc. (a)	3,623,100	13,768
ZTE Corp. (H Shares)	2,761,800	9,025
		182,612
Computers & Peripherals - 0.8%
Apple, Inc. (a)	258,300	23,069
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	1,688,800	$ 14,405
Hewlett-Packard Co.	1,116,400	32,409
SanDisk Corp. (a)	4,359,526	38,843
Seagate Technology	2,667,500	11,470
Western Digital Corp. (a)	300,300	4,102
		124,298
Electronic Equipment & Components - 0.2%
Arrow Electronics, Inc. (a)	275,588	4,583
Avnet, Inc. (a)	1,079,422	18,642
		23,225
Internet Software & Services - 0.4%
eBay, Inc. (a)	1,809,478	19,669
Google, Inc. Class A (sub. vtg.) (a)	130,411	44,078
		63,747
IT Services - 0.2%
Visa, Inc.	584,100	33,124
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp.	1,752,500	26,866
Analog Devices, Inc.	3,452,400	64,353
Applied Materials, Inc.	11,065,160	101,910
ARM Holdings PLC sponsored ADR	712,000	2,983
ASAT Holdings Ltd. (a)	88,719	0*
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	0*
ASML Holding NV (NY Shares)	7,987,175	120,846
ATMI, Inc. (a)	834,624	11,100
Broadcom Corp. Class A (a)	855,216	14,068
Brooks Automation, Inc. (a)	2,473,662	10,587
Cirrus Logic, Inc. (a)(f)	3,264,439	11,589
Cymer, Inc. (a)	1,259,384	23,261
FEI Co. (a)	508,327	7,274
Globe Specialty Metals, Inc. (Reg. S) (a)	1,579,600	8,688
Inotera Memories, Inc. (a)	27,639,000	9,305
Integrated Device Technology, Inc. (a)	697,463	3,125
Intel Corp.	2,100,500	26,760
Kulicke & Soffa Industries, Inc. (a)	40,062	54
Lam Research Corp. (a)	1,826,600	35,728
Linear Technology Corp. (e)	1,800,042	39,241
Marvell Technology Group Ltd. (a)	4,394,700	33,004
Mattson Technology, Inc. (a)(f)	2,700,983	1,540
MediaTek, Inc.	2,020,000	17,296
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	16,962,900	$ 54,621
Monolithic Power Systems, Inc. (a)	389,197	5,040
Novellus Systems, Inc. (a)	2,876,200	36,672
NVIDIA Corp. (a)	2,302,800	19,067
Photronics, Inc. (a)	408,976	376
Richtek Technology Corp.	1,484,000	6,341
Samsung Electronics Co. Ltd.	153,789	47,301
Silicon Laboratories, Inc. (a)	629,274	13,781
Skyworks Solutions, Inc. (a)	1,561,830	10,152
Taiwan Semiconductor Manufacturing Co. Ltd.	7,417,000	9,352
Teradyne, Inc. (a)	3,390,700	14,004
Texas Instruments, Inc.	1,027,300	14,742
Tokyo Electron Ltd.	2,519,900	84,461
TriQuint Semiconductor, Inc. (a)	2,239,950	5,219
Varian Semiconductor Equipment Associates, Inc. (a)	2,337,072	42,652
Verigy Ltd. (a)	1,860,976	12,859
		946,218
Software - 1.4%
Electronic Arts, Inc. (a)	272,700	4,448
Microsoft Corp.	12,268,000	198,128
Perfect World Co. Ltd. sponsored ADR Class B (a)	308,750	3,551
		206,127
TOTAL INFORMATION TECHNOLOGY		1,579,351
MATERIALS - 1.6%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	171,000	7,909
Airgas, Inc.	244,500	7,528
Albemarle Corp.	660,847	12,787
CF Industries Holdings, Inc.	44,700	2,876
E.I. du Pont de Nemours & Co.	349,800	6,562
Ecolab, Inc.	458,300	14,565
FMC Corp.	297,536	12,029
Monsanto Co.	783,713	59,774
Potash Corp. of Saskatchewan, Inc.	33,600	2,821
Praxair, Inc.	165,000	9,364
Solutia, Inc. (a)	730,970	2,741
The Mosaic Co.	109,114	4,697
		143,653
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Ball Corp.	244,205	$ 9,839
Crown Holdings, Inc. (a)	452,300	9,534
Greif, Inc. Class A	63,600	1,956
Owens-Illinois, Inc. (a)	371,900	5,735
Rock-Tenn Co. Class A	408,351	11,275
Sealed Air Corp.	268,600	2,998
Temple-Inland, Inc.	1,743,054	8,280
		49,617
Metals & Mining - 0.3%
Agnico-Eagle Mines Ltd.	262,800	13,211
Commercial Metals Co.	347,500	3,548
Freeport-McMoRan Copper & Gold, Inc. Class B	118,745	3,612
Ivanhoe Mines Ltd. (a)	525,900	2,336
Newcrest Mining Ltd.	339,544	6,677
Nucor Corp.	295,400	9,940
Randgold Resources Ltd. sponsored ADR	4,700	214
Yamana Gold, Inc.	1,390,300	12,153
		51,691
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	214,464	5,181
TOTAL MATERIALS		250,142
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	7,184,997	170,787
Embarq Corp.	40,300	1,409
Qwest Communications International, Inc.	3,872,100	13,126
Verizon Communications, Inc.	5,263,240	150,160
		335,482
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	622,039	18,114
Clearwire Corp. Class A (a)(e)	2,047,228	6,592
MetroPCS Communications, Inc. (a)	139,900	2,029
Sprint Nextel Corp. (a)	3,973,400	13,072
		39,807
TOTAL TELECOMMUNICATION SERVICES		375,289
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.9%
Electric Utilities - 1.6%
Allegheny Energy, Inc.	228,516	$ 5,402
American Electric Power Co., Inc.	845,400	23,713
DPL, Inc.	418,100	8,404
Duke Energy Corp.	1,895,800	25,536
Edison International	276,800	7,534
Entergy Corp.	444,443	29,951
Exelon Corp.	1,127,481	53,240
FirstEnergy Corp.	423,873	18,040
FPL Group, Inc.	347,300	15,743
Northeast Utilities	163,153	3,575
NV Energy, Inc.	455,467	4,222
Pepco Holdings, Inc.	652,705	9,791
Pinnacle West Capital Corp.	276,600	7,264
PPL Corp.	424,128	11,829
Progress Energy, Inc.	653,400	23,143
		247,387
Gas Utilities - 0.2%
EQT Corp.	176,900	5,440
Questar Corp.	492,800	14,207
		19,647
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	1,285,331	8,098
Constellation Energy Group, Inc.	316,700	6,258
Dynegy, Inc. Class A (a)	1,693,100	2,201
NRG Energy, Inc. (a)	1,756,586	33,199
		49,756
Multi-Utilities - 0.8%
Ameren Corp.	284,718	6,771
CMS Energy Corp.	711,000	7,864
Dominion Resources, Inc.	137,400	4,147
PG&E Corp.	915,300	34,983
Public Service Enterprise Group, Inc.	751,000	20,495
Sempra Energy	569,300	23,666
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp.	185,900	$ 7,403
Xcel Energy, Inc.	708,500	12,569
		117,898
TOTAL UTILITIES		434,688
TOTAL COMMON STOCKS (Cost $11,685,955)		8,838,869
Convertible Preferred Stocks - 0.2%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(g)	35,300	3,491
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Fifth Third Bancorp 8.50%	51,401	1,551
Huntington Bancshares, Inc. 8.50%	18,200	4,746
Wells Fargo & Co. 7.50%	22,900	10,534
		16,831
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	185,800	2,772
TOTAL FINANCIALS		19,603
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0*
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	240,700	13,019
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $62,573)		36,113
Corporate Bonds - 8.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (g)	$ 405	$ 403
Nonconvertible Bonds - 8.9%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	4,524	4,259
5.875% 3/15/11	1,680	1,599
		5,858
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 5.35% 3/1/18	1,891	1,950
Household Durables - 0.0%
Fortune Brands, Inc.:
5.125% 1/15/11	3,427	3,378
5.875% 1/15/36	1,780	1,229
		4,607
Media - 0.5%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,522	1,545
6.875% 5/1/12	1,974	1,990
7.625% 4/15/31	4,975	4,668
Comcast Cable Communications, Inc. 6.75% 1/30/11	413	428
Comcast Corp.:
4.95% 6/15/16	1,520	1,359
5.5% 3/15/11	309	314
5.7% 5/15/18	7,229	6,680
5.85% 1/15/10	49	50
6.45% 3/15/37	4,360	3,744
COX Communications, Inc.:
4.625% 1/15/10	1,731	1,716
4.625% 6/1/13	3,612	3,266
Liberty Media Corp.:
5.7% 5/15/13	1,430	1,081
8.25% 2/1/30	6,315	3,677
News America Holdings, Inc. 7.75% 12/1/45	15,780	13,704
News America, Inc.:
4.75% 3/15/10	198	193
5.3% 12/15/14	708	667
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.: - continued
6.2% 12/15/34	$ 1,720	$ 1,307
6.9% 3/1/19 (g)	2,366	2,240
Time Warner Cable, Inc.:
5.4% 7/2/12	1,976	1,901
6.2% 7/1/13	1,879	1,820
6.75% 7/1/18	949	900
7.3% 7/1/38	2,509	2,289
8.75% 2/14/19	7,496	8,002
Time Warner, Inc.:
5.875% 11/15/16	4,947	4,635
6.5% 11/15/36	3,450	2,952
		71,128
Multiline Retail - 0.0%
Macy's Retail Holdings, Inc. 7.875% 7/15/15	1,897	1,361
Specialty Retail - 0.2%
Home Depot, Inc. 2.0463% 12/16/09 (n)	3,458	3,358
Staples, Inc. 9.75% 1/15/14	17,970	18,854
		22,212
TOTAL CONSUMER DISCRETIONARY		107,116
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	59	50
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (g)	10,075	9,768
Diageo Capital PLC:
5.2% 1/30/13	4,139	4,213
5.75% 10/23/17	1,516	1,510
FBG Finance Ltd. 5.125% 6/15/15 (g)	2,374	2,016
PepsiCo, Inc. 7.9% 11/1/18	7,370	8,857
		26,414
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
2.5025% 6/1/10 (n)	1,856	1,799
6.036% 12/10/28 (g)	1,856	1,417
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.: - continued
6.302% 6/1/37 (n)	$ 3,829	$ 2,355
Wal-Mart Stores, Inc. 6.2% 4/15/38	9,030	9,365
		14,936
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (g)	572	534
General Mills, Inc. 5.65% 2/15/19	1,282	1,281
Kraft Foods, Inc.:
5.625% 11/1/11	2,959	3,092
6.75% 2/19/14	436	465
		5,372
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,447	1,412
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	20,958	21,943
Philip Morris International, Inc.:
4.875% 5/16/13	1,447	1,462
6.375% 5/16/38	3,140	3,089
Reynolds American, Inc.:
6.75% 6/15/17	2,366	1,998
7.25% 6/15/37	7,970	5,801
		34,293
TOTAL CONSUMER STAPLES		82,427
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (g)	5,262	5,101
Noble Drilling Corp. 5.875% 6/1/13	876	850
Transocean Ltd. 5.25% 3/15/13	2,802	2,775
Weatherford International Ltd.:
4.95% 10/15/13	1,408	1,200
5.15% 3/15/13	1,841	1,628
		11,554
Oil, Gas & Consumable Fuels - 0.9%
BW Group Ltd. 6.625% 6/28/17 (g)	2,391	1,255
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.:
5.15% 2/1/13	$ 3,637	$ 3,477
5.7% 5/15/17	937	827
Canadian Oil Sands Ltd. 4.8% 8/10/09 (g)	3,333	3,314
ConocoPhillips:
4.75% 2/1/14	853	863
5.75% 2/1/19	9,619	9,413
6.5% 2/1/39	4,833	4,684
Devon Energy Corp. 5.625% 1/15/14	1,895	1,910
Duke Capital LLC:
6.25% 2/15/13	809	802
6.75% 2/15/32	8,145	6,359
Duke Energy Field Services:
5.375% 10/15/15 (g)	988	810
6.45% 11/3/36 (g)	8,650	6,094
6.875% 2/1/11	1,870	1,866
7.875% 8/16/10	839	849
El Paso Natural Gas Co. 5.95% 4/15/17	756	647
Empresa Nacional de Petroleo 6.75% 11/15/12 (g)	1,370	1,375
Enbridge Energy Partners LP:
5.875% 12/15/16	1,460	1,252
6.5% 4/15/18	1,918	1,673
9.875% 3/1/19	2,368	2,458
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,335	2,266
Enterprise Products Operating LP:
4.625% 10/15/09	1,574	1,566
5.6% 10/15/14	1,581	1,468
5.65% 4/1/13	563	539
Gazstream SA 5.625% 7/22/13 (g)	888	795
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	3,123	2,837
Kinder Morgan Energy Partners LP 5.125% 11/15/14	12,250	11,546
Lukoil International Finance BV 6.656% 6/7/22 (g)	988	672
Nakilat, Inc. 6.067% 12/31/33 (g)	1,212	791
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)	2,855	1,815
Nexen, Inc.:
5.05% 11/20/13	3,109	2,824
5.2% 3/10/15	735	631
5.875% 3/10/35	1,565	1,067
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.: - continued
6.4% 5/15/37	$ 5,235	$ 3,694
NGPL PipeCo LLC 6.514% 12/15/12 (g)	2,881	2,785
Pemex Project Funding Master Trust 3.2963% 6/15/10 (g)(n)	1,007	972
Petroleos Mexicanos 8% 5/3/19 (g)	4,312	4,237
Plains All American Pipeline LP:
6.125% 1/15/17	1,940	1,652
6.65% 1/15/37	4,940	3,610
7.75% 10/15/12	1,907	1,920
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	2,415	2,488
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (g)	1,086	949
6.332% 9/30/27 (g)	5,910	4,619
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	2,199	2,140
Source Gas LLC 5.9% 4/1/17 (g)	2,865	2,148
Suncor Energy, Inc.:
6.1% 6/1/18	9,176	7,562
6.85% 6/1/39	8,895	6,471
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	2,240
TEPPCO Partners LP 5.9% 4/15/13	2,619	2,365
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,215
TransCanada PipeLines Ltd. 6.35% 5/15/67 (n)	1,917	1,160
XTO Energy, Inc.:
5% 1/31/15	1,414	1,313
5.65% 4/1/16	970	910
5.9% 8/1/12	3,600	3,568
6.5% 12/15/18	7,500	7,319
		144,082
TOTAL ENERGY		155,636
FINANCIALS - 3.4%
Capital Markets - 0.8%
Bear Stearns Companies, Inc.:
1.2625% 10/22/10 (n)	1,892	1,820
1.346% 8/21/09 (n)	946	931
1.3525% 7/16/09 (n)	465	459
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.: - continued
2.4556% 9/9/09 (n)	$ 1,028	$ 1,011
3.25% 3/25/09	555	555
4.245% 1/7/10	984	964
4.5% 10/28/10	1,482	1,471
5.3% 10/30/15	946	872
5.85% 7/19/10	3,047	3,073
6.95% 8/10/12	13,792	14,276
BlackRock, Inc. 6.25% 9/15/17	2,483	2,361
Goldman Sachs Group, Inc.:
5.25% 10/15/13	4,773	4,415
5.45% 11/1/12	3,047	2,937
5.95% 1/18/18	3,225	2,883
6.15% 4/1/18	1,593	1,447
6.6% 1/15/12	1,383	1,387
6.75% 10/1/37	11,195	7,960
6.875% 1/15/11	220	223
7.5% 2/15/19	13,421	13,293
Janus Capital Group, Inc. 6.5% 6/15/12	2,268	1,531
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	8,374
Lazard Group LLC:
6.85% 6/15/17	3,104	2,320
7.125% 5/15/15	1,113	845
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	5,188	4,632
6.15% 4/25/13	894	786
6.4% 8/28/17	2,110	1,660
6.875% 4/25/18	3,285	2,733
Morgan Stanley:
1.6475% 1/9/12 (n)	7,709	6,335
1.6975% 1/9/14 (n)	4,044	2,710
4.75% 4/1/14	642	538
5.05% 1/21/11	2,462	2,428
5.25% 11/2/12	198	186
5.45% 1/9/17	193	167
5.95% 12/28/17	445	393
6.6% 4/1/12	4,624	4,591
6.625% 4/1/18	1,106	1,021
6.75% 4/15/11	5,876	5,900
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp. 5.5% 8/15/13	$ 230	$ 238
Scotland International Finance No. 2 BV 7.7% 8/15/10 (g)	790	792
The Bank of New York, Inc. 4.95% 11/1/12	3,124	3,142
UBS AG Stamford Branch:
5.75% 4/25/18	3,319	2,902
5.875% 12/20/17	2,415	2,140
		118,702
Commercial Banks - 0.7%
American Express Bank FSB:
5.5% 4/16/13	3,307	3,130
6% 9/13/17	502	445
ANZ National International Ltd. 6.2% 7/19/13 (g)	888	859
Bank of America NA 6% 10/15/36	7,045	4,845
Bank One Corp.:
5.25% 1/30/13	752	731
7.875% 8/1/10	559	577
BB&T Corp. 6.5% 8/1/11	1,005	1,025
Chase Manhattan Corp. 7.875% 6/15/10	1,255	1,284
Credit Suisse First Boston 6% 2/15/18	14,192	12,875
Credit Suisse First Boston New York Branch 5% 5/15/13	14,702	14,194
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (g)(n)	4,965	3,922
Export-Import Bank of Korea:
5.125% 2/14/11	2,361	2,282
5.25% 2/10/14 (g)	456	409
5.5% 10/17/12	1,824	1,727
Fifth Third Bancorp:
4.5% 6/1/18	100	63
8.25% 3/1/38	1,697	1,230
HBOS PLC 6.75% 5/21/18 (g)	560	450
HSBC Holdings PLC:
1.6125% 10/6/16 (n)	1,254	1,006
6.5% 5/2/36	6,175	5,462
6.5% 9/15/37	10,625	9,248
JPMorgan Chase Bank 6% 10/1/17	1,694	1,603
KeyBank NA:
5.8% 7/1/14	905	806
7% 2/1/11	908	897
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 2,893	$ 2,893
4.625% 9/16/10	1,482	1,442
4.75% 7/20/09	758	754
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (g)(n)	791	662
National City Bank, Cleveland:
4.15% 8/1/09	1,542	1,531
4.5% 3/15/10	2,379	2,364
PNC Funding Corp.:
1.3144% 1/31/12 (n)	4,837	3,847
7.5% 11/1/09	1,638	1,632
Rabobank Capital Funding Trust II 5.26% (g)(n)	460	198
Santander Issuances SA Unipersonal:
1.885% 6/20/16 (g)(n)	3,830	2,884
5.805% 6/20/16 (g)(n)	3,399	2,379
Sovereign Bank 2.88% 8/1/13 (n)	1,795	1,339
Standard Chartered Bank 6.4% 9/26/17 (g)	3,536	2,828
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(n)	2,371	1,067
Union Planters Corp. 7.75% 3/1/11	485	471
UnionBanCal Corp. 5.25% 12/16/13	535	499
Wachovia Bank NA 4.875% 2/1/15	1,138	1,015
Wachovia Corp.:
1.2244% 10/15/11 (n)	3,247	2,881
1.255% 4/23/12 (n)	439	379
2.2525% 12/1/09 (n)	878	867
5.625% 10/15/16	2,748	2,444
5.75% 6/15/17	2,371	2,224
Wells Fargo & Co.:
4.2% 1/15/10	2,130	2,127
5.625% 12/11/17	2,371	2,251
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	469	474
		110,522
Consumer Finance - 0.5%
American Express Credit Corp. 5.875% 5/2/13	471	433
Capital One Financial Corp. 2.4694% 9/10/09 (n)	2,649	2,551
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
2.6288% 6/11/10 (n)	$ 3,252	$ 2,882
6.45% 6/12/17	7,729	5,847
General Electric Capital Corp. 5.625% 9/15/17	22,752	19,830
Household Finance Corp.:
6.375% 10/15/11	1,504	1,465
7% 5/15/12	378	376
HSBC Finance Corp.:
5.25% 1/14/11	1,058	1,038
5.25% 1/15/14	852	796
MBNA America Bank NA 7.125% 11/15/12 (g)	561	538
MBNA Corp. 7.5% 3/15/12	1,300	1,200
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (g)	3,432	3,225
ORIX Corp. 5.48% 11/22/11	311	215
SLM Corp.:
1.3194% 7/26/10 (n)	24,266	19,995
1.3894% 10/25/11 (n)	6,795	4,761
2.1963% 3/15/11 (n)	90	68
4.5% 7/26/10	3,810	3,012
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (g)	335	285
		68,517
Diversified Financial Services - 0.7%
Bank of America Corp. 7.4% 1/15/11	7,003	6,501
BP Capital Markets PLC 5.25% 11/7/13	16,534	17,568
BTM Curacao Holding NV 1.8975% 12/19/16 (g)(n)	2,449	1,893
CIT Group, Inc.:
1.3866% 6/8/09 (n)	947	905
4.75% 12/15/10	664	504
5.4% 2/13/12	1,985	1,498
Citigroup, Inc.:
1.3356% 5/18/11 (n)	2,272	1,901
5.3% 10/17/12	11,325	10,046
5.5% 4/11/13	8,594	7,782
6.125% 5/15/18	6,994	6,031
6.5% 1/18/11	1,057	997
6.5% 8/19/13	18,375	17,131
CME Group, Inc. 5.75% 2/15/14	3,229	3,250
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	16,858	17,356
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
ILFC E-Capital Trust I 5.9% 12/21/65 (g)(n)	$ 2,423	$ 485
International Lease Finance Corp.:
5.4% 2/15/12	2,316	1,494
6.375% 3/25/13	1,215	705
6.625% 11/15/13	2,200	1,254
JPMorgan Chase & Co.:
4.891% 9/1/15 (n)	2,206	1,772
5.6% 6/1/11	2,503	2,552
5.75% 1/2/13	1,792	1,770
6.75% 2/1/11	304	311
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (g)	226	210
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	881	581
5.5% 1/15/14 (g)	562	385
5.7% 4/15/17 (g)	1,371	878
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	2,618	1,924
ZFS Finance USA Trust I 6.15% 12/15/65 (g)(n)	1,878	826
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(n)	4,049	1,648
ZFS Finance USA Trust IV 5.875% 5/9/32 (g)(n)	2,022	779
		110,937
Insurance - 0.2%
Assurant, Inc.:
5.625% 2/15/14	1,546	1,276
6.75% 2/15/34	1,590	993
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	349
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(n)	1,205	747
Jackson National Life Global Funding 5.375% 5/8/13 (g)	609	556
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	481	292
MetLife, Inc.:
5% 6/15/15	941	873
6.125% 12/1/11	800	801
7.717% 2/15/19	8,679	8,374
Metropolitan Life Global Funding I:
4.625% 8/19/10 (g)	2,668	2,598
5.125% 4/10/13 (g)	452	432
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Monumental Global Funding II 5.65% 7/14/11 (g)	$ 1,336	$ 1,348
Monumental Global Funding III 5.5% 4/22/13 (g)	1,780	1,569
Pacific Life Global Funding 5.15% 4/15/13 (g)	2,737	2,670
Prudential Financial, Inc.:
5.15% 1/15/13	1,752	1,567
5.4% 6/13/35	365	216
5.5% 3/15/16	344	287
5.7% 12/14/36	310	189
8.875% 6/15/68 (n)	2,403	1,370
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(n)	2,702	1,270
Symetra Financial Corp. 6.125% 4/1/16 (g)	4,189	3,302
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,010	1,026
		32,105
Real Estate Investment Trusts - 0.4%
AMB Property LP 5.9% 8/15/13	2,086	1,446
Arden Realty LP 5.2% 9/1/11	1,083	1,091
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	262
5.5% 1/15/12	1,935	1,803
6.625% 9/15/11	661	638
Brandywine Operating Partnership LP:
4.5% 11/1/09	2,496	2,405
5.625% 12/15/10	3,298	2,913
5.75% 4/1/12	1,502	826
BRE Properties, Inc.:
4.875% 5/15/10	2,089	1,966
5.75% 9/1/09	494	492
Camden Property Trust:
4.375% 1/15/10	1,195	1,076
5.375% 12/15/13	531	435
5.875% 11/30/12	2,392	2,057
Colonial Properties Trust 4.75% 2/1/10	4,570	4,370
CPG Partners LP 6% 1/15/13	823	732
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,436	1,719
5% 5/3/10	1,812	1,268
5.25% 4/15/11	1,967	968
5.375% 10/15/12	1,039	498
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
4.625% 5/15/13	$ 507	$ 341
5.25% 1/15/10	367	350
5.4% 8/15/14	447	305
5.5% 3/1/16	3,075	1,920
5.625% 8/15/11	5,086	4,333
5.875% 8/15/12	92	70
Equity One, Inc.:
6% 9/15/17	690	455
6.25% 1/15/17	399	271
Federal Realty Investment Trust:
5.4% 12/1/13	334	254
6% 7/15/12	2,371	1,951
6.2% 1/15/17	501	381
Hospitality Properties Trust 5.625% 3/15/17	970	540
HRPT Properties Trust:
5.75% 11/1/15	719	475
6.25% 6/15/17	996	615
6.65% 1/15/18	499	318
Liberty Property LP:
5.125% 3/2/15	686	498
5.5% 12/15/16	1,202	829
Mack-Cali Realty LP:
5.05% 4/15/10	655	616
7.25% 3/15/09	2,358	2,354
7.75% 2/15/11	789	742
Simon Property Group LP:
4.6% 6/15/10	886	849
4.875% 8/15/10	545	522
5% 3/1/12	294	253
5.375% 6/1/11	502	468
5.6% 9/1/11	2,197	2,042
5.75% 5/1/12	1,024	891
7.75% 1/20/11	664	635
Tanger Properties LP 6.15% 11/15/15	20	15
Washington (REIT) 5.95% 6/15/11	2,940	2,561
		52,819
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
ERP Operating LP 5.5% 10/1/12	$ 358	$ 326
Post Apartment Homes LP:
5.45% 6/1/12	1,096	921
6.3% 6/1/13	1,938	1,589
Regency Centers LP:
4.95% 4/15/14	494	361
5.25% 8/1/15	1,725	1,197
5.875% 6/15/17	854	593
		4,987
Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp.:
1.6863% 3/24/09 (n)	1,866	1,862
4.5% 6/15/10	387	376
5.8% 6/7/12	2,358	2,161
Countrywide Home Loans, Inc.:
4.125% 9/15/09	3,111	3,082
6.25% 4/15/09	491	492
Independence Community Bank Corp.:
3.585% 6/20/13 (n)	2,576	1,855
3.75% 4/1/14 (n)	3,410	2,285
4.9% 9/23/10	1,371	1,282
World Savings Bank FSB 4.125% 12/15/09	420	418
		13,813
TOTAL FINANCIALS		512,402
HEALTH CARE - 0.2%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,390	2,440
Health Care Providers & Services - 0.0%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	924
6.3% 8/15/14	2,925	2,130
		3,054
Pharmaceuticals - 0.2%
AstraZeneca PLC 6.45% 9/15/37	2,307	2,436
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,371	2,419
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Finance PLC/Elan Finance Corp.:
5.2344% 11/15/11 (n)	$ 1,630	$ 1,361
7.75% 11/15/11	190	164
Novartis Capital Corp. 4.125% 2/10/14	2,369	2,391
Roche Holdings, Inc.:
5% 3/1/14 (g)	4,805	4,860
6% 3/1/19 (g)	7,400	7,472
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	775	762
		21,865
TOTAL HEALTH CARE		27,359
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (g)	2,135	2,130
6.4% 12/15/11 (g)	661	684
Bombardier, Inc.:
6.3% 5/1/14 (g)	2,615	1,752
7.45% 5/1/34 (g)	3,000	1,755
		6,321
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	60	59
6.978% 10/1/12	334	309
7.024% 4/15/11	2,288	2,219
7.858% 4/1/13	4,393	3,800
Continental Airlines, Inc.:
6.648% 9/15/17	2,610	2,062
6.82% 5/1/18	179	136
6.9% 7/2/19	703	566
7.056% 3/15/11	1,422	1,379
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	305	221
7.57% 11/18/10	7,740	7,082
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,834	1,321
8.36% 7/20/20	1,249	962
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	$ 458	$ 328
6.071% 9/1/14	293	284
6.201% 3/1/10	187	177
6.602% 9/1/13	529	500
		21,405
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (n)	3,811	3,419
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10	2,044	2,093
5.45% 10/15/12	4,620	4,728
6% 10/15/17	2,368	2,385
6.55% 10/15/37	4,505	4,479
General Electric Co. 5.25% 12/6/17	25,356	23,337
		37,022
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (g)	494	470
TOTAL INDUSTRIALS		68,637
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
4.95% 2/15/19	2,840	2,745
5.9% 2/15/39	454	423
		3,168
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,385	2,064
6% 10/1/12	3,134	2,762
6.55% 10/1/17	1,908	1,439
7.125% 10/1/37	2,405	1,569
		7,834
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,295	1,200
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp.:
2.2463% 6/15/10 (n)	$ 3,403	$ 2,956
6.15% 6/15/12	1,199	940
		3,896
TOTAL INFORMATION TECHNOLOGY		16,098
MATERIALS - 0.4%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	4,900	4,288
E.I. du Pont de Nemours & Co. 5% 1/15/13	381	389
Lubrizol Corp. 8.875% 2/1/19	750	769
		5,446
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,482	1,058
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,385	1,288
6.4% 1/15/18	1,414	1,153
Sealed Air Corp. 6.95% 5/15/09 (g)	525	527
		2,968
Metals & Mining - 0.3%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	1,597	1,633
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,618	1,666
Nucor Corp.:
5.85% 6/1/18	6,980	6,960
6.4% 12/1/37	5,600	5,366
Rio Tinto Finance Ltd.:
5.875% 7/15/13	9,881	8,982
6.5% 7/15/18	9,139	8,074
7.125% 7/15/28	9,574	7,862
United States Steel Corp.:
5.65% 6/1/13	1,199	981
6.65% 6/1/37	5,765	3,811
Vale Overseas Ltd. 6.25% 1/23/17	1,877	1,807
		47,142
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
International Paper Co.:
5.85% 10/30/12	$ 120	$ 107
7.4% 6/15/14	2,093	1,684
		1,791
TOTAL MATERIALS		58,405
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T Broadband Corp. 8.375% 3/15/13	2,090	2,230
AT&T, Inc.:
5.8% 2/15/19	7,105	6,900
6.3% 1/15/38	12,550	11,274
6.7% 11/15/13	949	1,004
6.8% 5/15/36	15,241	14,718
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,655	1,662
BellSouth Corp. 6.55% 6/15/34	4,340	4,020
British Telecommunications PLC:
8.625% 12/15/10	2,197	2,289
9.125% 12/15/30	4,565	4,353
Deutsche Telekom International Financial BV:
5.25% 7/22/13	1,979	1,985
6.75% 8/20/18	5,824	5,957
SBC Communications, Inc.:
5.1% 9/15/14	1,754	1,739
5.875% 2/1/12	2,210	2,284
5.875% 8/15/12	790	820
Sprint Capital Corp. 6.875% 11/15/28	15,445	8,533
Telecom Italia Capital SA:
4% 1/15/10	3,953	3,884
4.95% 9/30/14	2,594	2,235
5.25% 10/1/15	12,341	10,410
6.999% 6/4/18	8,694	7,846
7.2% 7/18/36	2,385	1,933
7.721% 6/4/38	2,417	2,081
Telefonica Emisiones SAU:
1.555% 2/4/13 (n)	1,943	1,669
6.421% 6/20/16	939	954
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU: - continued
7.045% 6/20/36	$ 8,498	$ 8,663
Telefonos de Mexico SA de CV 4.75% 1/27/10	5,015	5,065
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	2,648
6.25% 4/1/37	4,611	4,244
6.4% 2/15/38	9,165	8,599
6.9% 4/15/38	10,030	9,973
Verizon Global Funding Corp. 7.25% 12/1/10	2,216	2,340
Verizon New England, Inc. 6.5% 9/15/11	720	740
Verizon New York, Inc. 6.875% 4/1/12	2,145	2,192
		145,244
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV:
4.125% 3/1/09	983	983
5.625% 11/15/17	1,462	1,359
Rogers Communications, Inc. 6.8% 8/15/18	5,520	5,526
Verizon Wireless Capital LLC:
5.55% 2/1/14 (g)	1,919	1,908
8.5% 11/15/18 (g)	2,845	3,203
Vodafone Group PLC:
5% 12/16/13	1,856	1,861
5.5% 6/15/11	2,232	2,263
7.75% 2/15/10	1,494	1,553
		18,656
TOTAL TELECOMMUNICATION SERVICES		163,900
UTILITIES - 1.0%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	2,415	2,355
Appalachian Power Co. 6.375% 4/1/36	5,500	4,824
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	3,325	3,166
8.875% 11/15/18	7,896	8,723
Commonwealth Edison Co. 5.4% 12/15/11	1,409	1,433
Duke Energy Carolinas LLC:
6.05% 4/15/38	3,407	3,518
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Duke Energy Carolinas LLC: - continued
7% 11/15/18	$ 4,166	$ 4,757
EDP Finance BV:
5.375% 11/2/12 (g)	1,612	1,585
6% 2/2/18 (g)	2,964	2,752
Enel Finance International SA:
5.7% 1/15/13 (g)	674	667
6.8% 9/15/37 (g)	13,809	11,076
Exelon Corp.:
4.9% 6/15/15	2,587	2,221
6.75% 5/1/11	538	538
FirstEnergy Corp. 6.45% 11/15/11	1,595	1,593
Florida Power Corp.:
5.65% 6/15/18	3,630	3,724
6.4% 6/15/38	8,735	9,182
FPL Group Capital, Inc. 7.875% 12/15/15	1,250	1,413
Illinois Power Co. 6.125% 11/15/17	333	313
Jersey Central Power & Light Co. 7.35% 2/1/19	1,425	1,431
Nevada Power Co.:
6.5% 5/15/18	5,290	4,995
6.5% 8/1/18	1,270	1,198
Oncor Electric Delivery Co. 6.375% 5/1/12	2,208	2,207
Oncor Electric Delivery Co. LLC 5.95% 9/1/13 (g)	2,924	2,869
Pacific Gas & Electric Co. 5.8% 3/1/37	3,555	3,424
PacifiCorp 6% 1/15/39	974	963
PECO Energy Co. 5.6% 10/15/13	8,290	8,497
Pennsylvania Electric Co. 6.05% 9/1/17	618	566
Pepco Holdings, Inc.:
4% 5/15/10	1,804	1,763
6.125% 6/1/17	485	430
6.45% 8/15/12	3,016	2,945
PPL Capital Funding, Inc. 6.7% 3/30/67 (n)	4,819	2,891
Progress Energy, Inc. 7.1% 3/1/11	2,737	2,811
Sierra Pacific Power Co. 5.45% 9/1/13	1,261	1,220
Tampa Electric Co. 6.15% 5/15/37	4,486	3,786
West Penn Power Co. 5.95% 12/15/17 (g)	254	225
Wisconsin Electric Power Co. 6.25% 12/1/15	2,435	2,587
		108,648
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	$ 357	$ 305
Texas Eastern Transmission Corp. 7.3% 12/1/10	2,507	2,593
		2,898
Independent Power Producers & Energy Traders - 0.0%
Constellation Energy Group, Inc. 7% 4/1/12	5,210	5,072
Duke Capital LLC 5.668% 8/15/14	1,662	1,534
Exelon Generation Co. LLC 5.35% 1/15/14	1,235	1,141
		7,747
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,445	1,178
Dominion Resources, Inc.:
4.75% 12/15/10	3,178	3,197
6.3% 9/30/66 (n)	12,002	7,081
7.5% 6/30/66 (n)	4,115	2,675
DTE Energy Co. 7.05% 6/1/11	795	802
KeySpan Corp. 7.625% 11/15/10	400	417
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,361	2,433
6.5% 9/15/37	8,075	7,786
National Grid PLC 6.3% 8/1/16	1,194	1,140
NiSource Finance Corp.:
5.25% 9/15/17	682	502
5.4% 7/15/14	1,089	855
5.45% 9/15/20	2,219	1,519
6.4% 3/15/18	1,251	982
6.8% 1/15/19	6,000	4,705
7.875% 11/15/10	826	809
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	4,990	3,044
WPS Resources Corp. 6.11% 12/1/66 (n)	713	378
		39,503
TOTAL UTILITIES		158,796
TOTAL NONCONVERTIBLE BONDS		1,350,776
TOTAL CORPORATE BONDS (Cost $1,433,377)		1,351,179
U.S. Government and Government Agency Obligations - 4.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
2.75% 2/5/14	$ 50,000	$ 49,982
3.375% 5/19/11 (k)	14,965	15,556
Freddie Mac 4.875% 6/13/18	50,000	54,621
Tennessee Valley Authority 5.375% 4/1/56	5,098	5,529
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		125,688
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	15,920	15,490
1.625% 1/15/15	106,836	102,934
1.625% 1/15/18	16,062	15,295
2% 4/15/12	10,006	10,068
2% 1/15/14 (k)	109,265	108,794
2.375% 1/15/27 (k)	59,442	57,639
2.5% 7/15/16	145,792	146,165
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		456,385
U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.29% 3/12/09 to 5/14/09 (j)	17,000	16,998
U.S. Treasury Notes:
1.875% 2/28/14	3,804	3,778
3.75% 11/15/18	35,263	37,365
TOTAL U.S. TREASURY OBLIGATIONS		58,141
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $653,378)		640,214
U.S. Government Agency - Mortgage Securities - 10.5%

Fannie Mae - 6.7%
4.5% 2/1/39 (i)	44,000	44,564
5% 12/1/25 to 10/1/38	251,186	256,149
5% 3/12/39 (h)	102,000	103,769
5% 3/12/39 (h)	125,000	127,167
5% 3/12/39 (h)	44,000	44,763
5.5% 1/1/33 to 6/1/38 (i)	240,845	247,713
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.593% 7/1/37 (n)	$ 1,834	$ 1,893
6% 6/1/30 to 3/1/36	134,014	139,417
6.013% 4/1/36 (n)	1,389	1,444
6.118% 4/1/36 (n)	3,149	3,276
6.243% 6/1/36 (n)	493	501
6.328% 4/1/36 (n)	1,373	1,429
6.5% 11/1/29 to 1/1/36 (i)	55,094	58,163
TOTAL FANNIE MAE		1,030,248
Freddie Mac - 1.3%
5% 3/1/19 to 7/1/38	145,491	148,594
5.694% 10/1/35 (n)	893	931
5.86% 6/1/36 (n)	1,571	1,629
5.977% 6/1/36 (n)	1,428	1,482
6% 11/1/33 to 9/1/35	9,676	10,072
6.101% 6/1/36 (n)	1,533	1,595
6.5% 11/1/34 to 3/1/36	27,735	29,240
TOTAL FREDDIE MAC		193,543
Government National Mortgage Association - 2.5%
5.5% 7/20/37	636	654
5.5% 3/18/39 (h)	6,000	6,153
5.5% 3/18/39 (h)	70,000	71,896
5.5% 3/18/39 (h)	6,000	6,153
5.5% 3/18/39 (h)	81,000	83,194
5.5% 3/18/39 (h)	67,000	68,815
5.5% 3/18/39 (h)	6,000	6,153
5.5% 3/18/39 (h)	5,000	5,127
5.5% 3/18/39 (h)	96,000	98,600
6% 2/15/34	20,387	21,253
6.5% 3/15/34	9,820	10,327
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		378,325
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,574,428)		1,602,116
Asset-Backed Securities - 1.4%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (n)	$ 111	$ 40
Series 2005-1 Class M1, 0.9438% 4/25/35 (n)	2,047	1,207
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (n)	916	7
Class M8, 1.3238% 7/25/36 (n)	454	2
Class M9, 2.1738% 7/25/36 (n)	300	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (n)	0*	0*
Class M2, 3.0988% 6/25/33 (n)	137	95
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (n)	326	289
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (n)	682	297
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (n)	288	236
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (n)	38	34
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (n)	398	12
Class M4, 0.8738% 5/25/36 (n)	336	7
Class M5, 0.9138% 5/25/36 (n)	489	8
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (n)	187	8
Class M5, 0.8638% 4/25/36 (n)	177	6
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.5% 9/20/13 (n)	3,940	2,848
Series 2006-A7 Class A7, 0.49% 10/20/12 (n)	4,320	3,456
Series 2006-C1 Class C1, 0.95% 10/20/14 (n)	1,306	91
Series 2007-A1 Class A, 0.52% 1/20/15 (n)	2,890	2,150
Series 2007-A4 Class A4, 0.5% 4/22/13 (n)	4,787	3,543
Series 2007-B1 Class B, 0.72% 12/22/14 (n)	2,765	415
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (g)(n)	1,073	1,058
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (g)(n)	272	247
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	620	616
Ameriquest Mortgage Securities, Inc. Series 2006-M3:
Class A2A, 0.5238% 10/25/36 (n)	139	134
Class M7, 1.3238% 10/25/36 (n)	196	0*
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (n)	178	113
Series 2004-R10 Class M1, 1.1738% 11/25/34 (n)	744	332
Series 2004-R11 Class M1, 1.1338% 11/25/34 (n)	641	314
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (n)	$ 282	$ 215
Class M3, 1.0238% 4/25/34 (n)	185	70
Series 2005-R1 Class M1, 0.9238% 3/25/35 (n)	1,034	603
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (n)	938	643
Series 2005-R2 Class M1, 0.9238% 4/25/35 (n)	2,266	1,305
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (n)	198	99
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (n)	830	2
Series 2006-M2 Class M7, 1.3738% 9/25/36 (n)	759	1
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (n)	53	11
Series 2004-W11 Class M2, 1.1738% 11/25/34 (n)	616	228
Series 2004-W5 Class M1, 1.0738% 4/25/34 (n)	745	439
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (n)	652	206
Class M2, 1.0738% 5/25/34 (n)	570	308
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (n)	1,703	599
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (n)	1,430	18
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (n)	1,574	762
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (n)	268	119
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (n)	589	307
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (n)	2,929	1,269
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (n)	259	103
Class M2, 1.5938% 6/25/34 (n)	457	286
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (n)	457	176
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (n)	452	6
Class M9, 2.6238% 11/25/36 (n)	1,208	6
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (d)(g)(n)	3,736	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (n)	3,769	3,388
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (n)	356	217
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (n)	$ 706	$ 439
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (n)	120	87
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (n)	1,063	483
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (n)	1,675	555
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (n)	492	377
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.6238% 8/25/36 (n)	2,872	2,451
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (n)	2,521	2,254
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (n)	812	699
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 0.83% 6/15/10 (n)	692	681
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (n)	419	390
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (g)(n)	3,192	2,297
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (g)(n)	502	126
Class B, 1.22% 7/20/39 (g)(n)	290	41
Class C, 1.57% 7/20/39 (g)(n)	372	34
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (n)	5,102	245
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (n)	467	9
Series 2006-NC4 Class M1, 0.7738% 10/25/36 (n)	3,255	128
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (n)	205	6
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (n)	1,978	479
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (g)(n)	299	217
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (n)	582	525
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	374	187
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (g)(n)	419	284
Series 2005-HE4 Class A2C, 0.7438% 10/25/35 (n)	5,716	4,872
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (n)	830	10
Series 2006-WF2 Class A2B, 5.735% 5/25/36	922	905
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (n)	840	32
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (g)(n)	1,436	1,414
Class B, 0.735% 7/15/12 (g)(n)	1,436	1,354
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-5 Class 2A1, 0.5738% 4/25/29 (n)	$ 14,121	$ 12,221
Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (n)	477	406
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	363	0*
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (n)	57	31
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (n)	210	112
Class M1, 0.9738% 6/25/34 (n)	726	478
Class M4, 1.4438% 4/25/34 (n)	175	83
Series 2004-4:
Class A, 0.8438% 8/25/34 (n)	46	22
Class M2, 1.0038% 6/25/34 (n)	645	427
Series 2005-1:
Class M1, 0.8938% 8/25/35 (n)	563	406
Class MV2, 0.9138% 7/25/35 (n)	1,552	1,082
Series 2005-3 Class MV1, 0.8938% 8/25/35 (n)	2,721	2,372
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (n)	521	430
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (g)	167	153
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (n)	2,335	2,316
Series 2006-2 Class B1, 0.575% 1/17/12 (n)	3,192	2,860
Series 2007-1 Class B, 0.555% 8/15/12 (n)	3,192	2,494
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (n)	43	22
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (n)	319	79
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (n)	4,941	1,393
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (n)	25	13
Series 2005-FF9 Class A3, 0.7538% 10/25/35 (n)	6,488	5,006
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (n)	536	491
Series 2006-FF14 Class A2, 0.5338% 10/25/36 (n)	4,948	4,005
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (g)	193	191
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (n)	2,222	1,556
Series 2006-4 Class B, 1.005% 6/15/13 (n)	848	428
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (n)	79	23
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2004-1:
Class M2, 1.2238% 2/25/34 (n)	$ 135	$ 86
Series 2004-A Class M1, 1.2988% 1/25/34 (n)	1,318	704
Series 2005-A:
Class M1, 0.9038% 1/25/35 (n)	115	106
Class M2, 0.9338% 1/25/35 (n)	1,927	704
Class M3, 0.9638% 1/25/35 (n)	1,041	445
Class M4, 1.1538% 1/25/35 (n)	399	196
Series 2006-A:
Class M4, 0.8738% 5/25/36 (n)	993	14
Class M5, 0.9738% 5/25/36 (n)	532	7
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (g)(n)	2,585	1,742
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (g)(n)	394	244
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (n)	977	684
Class C, 0.7013% 9/17/12 (n)	760	494
Series 2007-1 Class C, 0.7313% 3/15/13 (n)	5,210	3,438
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (n)	683	333
Series 2003-FM1 Class M1, 1.7% 3/20/33 (n)	1,315	797
Series 2004-AR1 Class M1, 1.1238% 6/25/34 (n)	2,407	915
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (n)	447	239
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (n)	1,151	662
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (n)	630	205
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (n)	999	48
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (n)	17	8
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (n)	389	360
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (n)	473	6
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (g)(n)	724	326
Series 2006-3:
Class B, 0.8738% 9/25/46 (g)(n)	719	115
Class C, 1.0238% 9/25/46 (g)(n)	1,676	201
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (g)(n)	3,867	1,972
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (n)	0*	0*
Series 2003-3 Class M1, 1.7638% 8/25/33 (n)	1,098	501
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-4 Class M1, 1.6738% 10/25/33 (n)	$ 325	$ 144
Series 2003-5:
Class A2, 1.1738% 12/25/33 (n)	36	11
Class M1, 1.5238% 12/25/33 (n)	376	226
Series 2003-7 Class A2, 1.2338% 3/25/34 (n)	2	0*
Series 2003-8 Class M1, 1.5538% 4/25/34 (n)	572	265
Series 2004-3 Class M2, 2.1738% 8/25/34 (n)	372	226
Series 2004-7 Class A3, 0.8638% 1/25/35 (n)	1	0*
Series 2005-1 Class M1, 0.9038% 5/25/35 (n)	1,432	1,279
Series 2005-3 Class M1, 0.8838% 8/25/35 (n)	979	875
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (n)	438	387
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (n)	4,007	2,766
Series 2006-7 Class M4, 0.8538% 1/25/37 (n)	1,259	6
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (n)	310	189
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (n)	2,469	2,193
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (n)	848	449
Class M2, 0.8494% 1/20/35 (n)	636	312
Series 2005-3 Class A1, 0.6194% 1/20/35 (n)	446	239
Series 2006-2:
Class M1, 0.74% 3/20/36 (n)	699	366
Class M2, 0.76% 3/20/36 (n)	1,156	568
Series 2006-3 Class A1V, 0.55% 3/20/36 (n)	763	728
Series 2007-2 Class A3V, 0.69% 7/21/36 (n)	550	243
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (n)	1,359	408
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7738% 7/25/36 (n)	2,980	80
Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (n)	1,364	580
Class MV1, 0.7038% 11/25/36 (n)	1,108	113
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (n)	1,217	945
Series 2006-A Class 2A1, 1.4963% 9/27/21 (n)	827	805
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (g)(n)	295	3
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (n)	2,330	1,049
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust: - continued
Series 2004-2:
Class M1, 1.0038% 6/25/34 (n)	$ 682	$ 360
Class M2, 1.5538% 6/25/34 (n)	485	370
Series 2006-2 Class 2A2, 0.6038% 3/25/36 (n)	463	455
Series 2006-9 Class M4, 0.8438% 11/25/36 (n)	398	1
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (n)	493	18
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (n)	232	0*
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (n)	861	36
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (g)(n)	4,135	3,785
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (n)	654	420
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (n)	179	125
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (n)	2,855	2,024
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (n)	1,863	858
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (n)	48	28
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (n)	578	327
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (n)	446	259
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (n)	63	11
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (n)	1,131	544
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (n)	535	258
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (n)	484	165
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (n)	439	150
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (n)	560	270
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (n)	249	1
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (n)	519	490
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (n)	374	4
Class M6, 0.9238% 6/25/36 (n)	187	1
Series 2007-HE2:
Class A2A, 0.5138% 1/25/37 (n)	124	100
Class M1, 0.7238% 1/25/37 (n)	3,825	91
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (n)	121	81
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (n)	66	52
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (n)	29	8
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (n)	113	92
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (n)	713	402
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (g)(n)	609	350
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (n)	$ 38	$ 7
Class M1, 1.5538% 8/25/32 (n)	69	31
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (n)	448	220
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (n)	374	5
Series 2007-2 Class A1, 0.5738% 4/25/37 (n)	864	656
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.5238% 11/25/36 (n)	341	314
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (n)	1,380	1,296
Series 2006-4 Class A1, 0.5038% 3/25/25 (n)	1,124	1,003
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (n)	1,283	717
Series 2005-4 Class M2, 0.9838% 9/25/35 (n)	1,566	233
Series 2005-D Class M2, 0.9438% 2/25/36 (n)	326	22
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	290	253
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (n)	1,067	6
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (n)	913	827
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (g)(n)	622	218
Series 2006-1A Class A, 1.87% 3/20/11 (g)(n)	1,291	516
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 1.1238% 11/25/34 (n)	378	238
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (n)	184	164
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (n)	255	228
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (n)	306	175
Class M3, 1.7238% 9/25/34 (n)	585	131
Class M4, 1.9238% 9/25/34 (n)	750	79
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (n)	440	73
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (n)	1,277	934
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (n)	1,765	1,036
Class M3, 1.2138% 2/25/35 (n)	219	88
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (n)	847	484
Class M3, 1.0338% 1/25/35 (n)	525	208
Class M4, 1.3038% 1/25/35 (n)	1,620	250
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (n)	$ 1,920	$ 75
Class M9, 2.3538% 5/25/35 (n)	3,649	105
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.5438% 9/25/36 (n)	1,968	1,881
Class M4, 0.8338% 9/25/36 (n)	1,872	12
Class M5, 0.8638% 9/25/36 (n)	933	4
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (g)(n)	3,987	1,715
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (n)	372	328
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (n)	6	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (n)	2,074	986
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.5538% 8/25/36 (n)	1,220	758
Series 2007-NC1 Class A2A, 0.5238% 12/25/36 (n)	838	663
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (g)(n)	1,179	884
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (n)	1,397	628
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	176	174
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (g)(n)	1,898	1,614
Class C, 0.835% 8/15/11 (g)(n)	866	649
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (n)	257	167
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (n)	100	40
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (n)	151	67
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (n)	3	0*
Series 2007-BC4 Class A3, 0.6394% 11/25/37 (n)	11,609	9,486
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (g)(n)	1,436	417
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (n)	1,513	1,146
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (n)	5,772	4,647
Class B, 0.7413% 9/15/11 (n)	4,317	1,727
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Superior Wholesale Inventory Financing Trust: - continued
Series 2007-AE1:
Class A, 0.555% 1/15/12 (n)	$ 1,074	$ 752
Class B, 0.755% 1/15/12 (n)	934	374
Class C, 1.055% 1/15/12 (n)	1,161	348
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.555% 6/15/12 (n)	3,154	2,271
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (n)	32	7
Series 2003-6HE Class A1, 0.9438% 11/25/33 (n)	40	13
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (g)(n)	3,106	2,954
Series 2006-2:
Class B, 0.605% 10/17/11 (n)	3,759	3,289
Class C, 0.805% 10/17/11 (n)	3,532	2,854
Series 2007-1 Class C, 0.8313% 6/15/12 (n)	4,027	2,591
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (n)	662	12
Class M7, 1.2738% 10/25/36 (n)	479	5
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (g)(n)	6,030	5,743
Series 2006-C2A Class C2, 0.955% 8/15/15 (g)(n)	7,684	3,339
Series 2006-C3A Class C3A, 0.835% 10/15/13 (g)(n)	5,378	4,340
Series 2007-A4A Class A4, 5.2% 10/15/14 (g)	3,515	3,146
Series 2007-C1 Class C1, 0.855% 5/15/14 (g)(n)	4,680	2,754
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	8	0*
Series 2006-2 Class A2, 0.5738% 7/25/36 (n)	1,049	948
Series 2007-2 Class A1, 0.5638% 4/25/37 (n)	675	556
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	20	20
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (g)(n)	1,964	236
TOTAL ASSET-BACKED SECURITIES (Cost $231,523)		207,914
Collateralized Mortgage Obligations - 0.9%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.9%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (g)(n)	$ 735	$ 551
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (g)(n)	2,586	2,414
Class 2M, 1.4375% 2/17/52 (g)(n)	1,759	1,580
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (g)(n)	1,651	701
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.2046% 9/25/33 (n)	620	493
Series 2003-J Class 2A2, 5.2918% 11/25/33 (n)	500	405
Series 2003-K Class 1A1, 5.2035% 12/25/33 (n)	74	60
Series 2003-L Class 2A1, 5.3147% 1/25/34 (n)	1,012	786
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (n)	1,521	1,183
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (n)	342	279
Class 2A2, 5.1951% 2/25/34 (n)	1,230	1,003
Series 2004-B:
Class 1A1, 6.433% 3/25/34 (n)	82	63
Class 2A2, 4.0864% 3/25/34 (n)	553	413
Series 2004-C Class 1A1, 5.971% 4/25/34 (n)	146	115
Series 2004-D Class 2A1, 3.6163% 5/25/34 (n)	197	152
Series 2004-F Class 2A6, 4.1429% 7/25/34 (n)	818	799
Series 2004-J Class 2A1, 4.7597% 11/25/34 (n)	684	532
Series 2004-L Class 2A1, 4.3695% 1/25/35 (n)	795	607
Series 2005-H Class 1A1, 5.3329% 9/25/35 (n)	194	140
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(n)(p)	45,019	3,759
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9867% 8/25/33 (n)	1,657	1,129
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (n)	3,377	1,668
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (n)	626	347
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (n)	796	403
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (n)	775	581
Series 2007-A2 Class 2A1, 5.1795% 7/25/37 (n)	6,461	5,227
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.9419% 8/25/34 (n)	1,770	1,433
Class A4, 4.399% 8/25/34 (n)	1,631	1,305
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (n)	113	108
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2003-46 Class 4A1, 4.698% 1/19/34 (n)	$ 16,357	$ 12,702
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (n)	64	32
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (n)	138	65
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (n)	30	13
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (n)	509	242
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (n)	807	386
Class 5A2, 0.7938% 1/25/36 (n)	363	146
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (n)	127	56
Class 6M2, 0.9538% 6/25/35 (n)	1,619	395
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (n)	601	305
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (n)	191	94
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (n)	474	268
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (n)	18	10
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (n)	36	18
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (n)	173	87
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (n)	52	24
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (n)	33	19
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (n)	3,770	1,959
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (n)	780	634
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (n)	63	40
Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (n)	2,822	2,172
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (g)(n)	3,137	2,407
Class C2, 1.6125% 10/18/54 (g)(n)	1,052	526
Class M2, 1.3925% 10/18/54 (g)(n)	1,803	1,165
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (g)(n)	2,691	1,258
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (g)(n)	3,418	1,480
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (g)(n)	6,597	462
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2 Class C1, 0.94% 12/20/54 (n)	$ 5,875	$ 588
Series 2006-3 Class C2, 0.97% 12/20/54 (n)	1,234	76
Series 2006-4:
Class B1, 0.56% 12/20/54 (n)	3,300	660
Class C1, 0.85% 12/20/54 (n)	2,018	141
Class M1, 0.64% 12/20/54 (n)	869	130
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (n)	2,039	204
Class 1M1, 0.62% 12/20/54 (n)	1,326	199
Class 2C1, 0.9% 12/20/54 (n)	930	93
Class 2M1, 0.72% 12/20/54 (n)	1,703	272
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (n)	2,359	236
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (n)	472	118
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.9133% 9/25/34 (n)	356	237
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (n)	700	481
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (n)	467	209
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (g)(n)	669	468
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (n)	2,147	1,223
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (n)	172	98
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (n)	288	170
Series 2005-1:
Class M4, 1.2238% 4/25/35 (n)	34	6
Class M5, 1.2438% 4/25/35 (n)	34	4
Class M6, 1.2938% 4/25/35 (n)	54	8
Series 2005-3 Class A1, 0.7138% 8/25/35 (n)	682	346
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (n)	213	7
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (n)	185	15
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9482% 8/25/36 (n)	2,355	1,405
Series 2004-A1 Class 2A1, 4.4964% 2/25/34 (n)	1,388	1,142
Series 2004-A3 Class 4A1, 4.2896% 7/25/34 (n)	3,687	3,038
Series 2004-A5 Class 2A1, 4.6116% 12/25/34 (n)	2,307	1,877
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (n)	4,609	3,955
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (g)(n)	$ 545	$ 278
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (n)	82	51
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (n)	1,566	756
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (n)	1,971	828
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (g)(n)	228	126
Class C, 0.645% 6/15/22 (g)(n)	1,398	699
Class D, 0.655% 6/15/22 (g)(n)	538	242
Class E, 0.665% 6/15/22 (g)(n)	860	344
Class F, 0.695% 6/15/22 (g)(n)	1,551	543
Class G, 0.765% 6/15/22 (g)(n)	322	97
Class H, 0.785% 6/15/22 (g)(n)	646	161
Class J, 0.825% 6/15/22 (g)(n)	753	151
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (n)	244	142
Series 2003-B Class A1, 0.8138% 4/25/28 (n)	260	152
Series 2003-D Class A, 0.7838% 8/25/28 (n)	220	141
Series 2003-E Class A2, 2.0813% 10/25/28 (n)	367	219
Series 2003-F Class A2, 3.805% 10/25/28 (n)	295	177
Series 2004-A Class A2, 3.715% 4/25/29 (n)	339	210
Series 2004-B Class A2, 2.8388% 6/25/29 (n)	259	153
Series 2004-C Class A2, 2.15% 7/25/29 (n)	299	178
Series 2004-D Class A2, 3.4625% 9/25/29 (n)	255	151
Series 2004-E:
Class A2B, 3.825% 11/25/29 (n)	603	385
Class A2D, 4.015% 11/25/29 (n)	87	51
Series 2004-G Class A2, 3.48% 11/25/29 (n)	291	176
Series 2005-A Class A2, 3.3525% 2/25/30 (n)	282	169
Series 2005-B Class A2, 2.7988% 7/25/30 (n)	860	536
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (n)	1,789	8
Series 2004-A4 Class A1, 4.2286% 8/25/34 (n)	2,458	1,880
Series 2005-A2:
Class A2, 4.4861% 2/25/35 (n)	1,529	1,203
Class A7, 4.4861% 2/25/35 (n)	2,653	1,716
Series 2006-A6 Class A4, 5.3897% 10/25/33 (n)	2,393	1,950
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (n)	$ 310	$ 202
Class A2, 0.9238% 12/25/34 (n)	420	292
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (n)	354	234
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (n)	3,574	1,749
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (n)	2,682	126
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (n)	2,252	1,525
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (n)	573	424
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (n)	1,126	898
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7988% 7/10/35 (g)(n)	1,497	728
Series 2003-CB1 Class B3, 1.8988% 6/10/35 (g)(n)	1,154	618
Series 2004-A:
Class B4, 1.6488% 2/10/36 (g)(n)	880	305
Class B5, 2.1488% 2/10/36 (g)(n)	587	188
Series 2004-B:
Class B4, 1.5488% 2/10/36 (g)(n)	382	105
Class B5, 1.9988% 2/10/36 (g)(n)	296	73
Class B6, 2.4488% 2/10/36 (g)(n)	103	21
Series 2004-C:
Class B4, 1.3988% 9/10/36 (g)(n)	491	144
Class B5, 1.7988% 9/10/36 (g)(n)	550	148
Class B6, 2.1988% 9/10/36 (g)(n)	122	27
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (n)	1,896	1,462
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	269	237
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (n)	275	201
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (n)	1,342	1,090
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (g)(n)	301	226
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (g)(n)	68	66
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (n)	$ 493	$ 301
Series 2004-1 Class A, 1.8888% 2/20/34 (n)	176	113
Series 2004-10 Class A4, 4.5188% 11/20/34 (n)	255	158
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (n)	769	473
Series 2004-3 Class A, 3.885% 5/20/34 (n)	241	147
Series 2004-4 Class A, 4.4388% 5/20/34 (n)	922	574
Series 2004-5 Class A3, 2.9113% 6/20/34 (n)	362	221
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (n)	278	178
Class A3B, 2.3038% 7/20/34 (n)	53	33
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (n)	280	168
Class A3B, 2.1388% 7/20/34 (n)	34	20
Series 2004-8 Class A2, 2.15% 9/20/34 (n)	695	450
Series 2005-1 Class A2, 1.8388% 2/20/35 (n)	466	289
Series 2005-2 Class A2, 2.03% 3/20/35 (n)	582	350
Series 2005-3 Class A1, 0.67% 5/20/35 (n)	283	152
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (n)	577	8
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (g)(n)	103	44
Series 2003-15A Class 4A, 5.4533% 4/25/33 (n)	1,224	992
Series 2003-20 Class 1A1, 5.5% 7/25/33	791	678
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (n)	3,593	1,832
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (n)	166	159
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (n)	67	65
Series 2003-AR10 Class A7, 4.669% 10/25/33 (n)	10,635	6,677
Series 2003-AR8 Class A, 4.2743% 8/25/33 (n)	1,223	985
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (n)	393	389
Series 2005-AR3 Class A2, 4.6384% 3/25/35 (n)	3,511	2,825
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (n)	1,260	1,003
Series 2004-H Class A1, 4.5322% 6/25/34 (n)	3,111	2,531
Series 2004-W:
Class A1, 4.5429% 11/25/34 (n)	1,166	930
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-W:
Class A9, 4.5429% 11/25/34 (n)	$ 3,156	$ 1,985
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (n)	965	753
Series 2005-AR12:
Class 2A5, 4.313% 7/25/35 (n)	12,260	8,002
Class 2A6, 4.313% 7/25/35 (n)	803	614
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (n)	1,587	1,222
TOTAL PRIVATE SPONSOR		132,890
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	10,519	10,679
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $148,537)		143,569
Commercial Mortgage Securities - 0.5%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	3,695	2,865
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (g)(n)	676	304
Class G, 0.9913% 3/15/22 (g)(n)	438	166
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (g)(n)	1,739	783
Class G, 0.785% 10/15/19 (g)(n)	1,185	415
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (g)(n)	116	67
Series 2004-1:
Class A, 0.8338% 4/25/34 (g)(n)	1,510	1,132
Class B, 2.3738% 4/25/34 (g)(n)	168	63
Class M1, 1.0338% 4/25/34 (g)(n)	136	85
Class M2, 1.6738% 4/25/34 (g)(n)	122	64
Series 2004-2:
Class A, 0.9038% 8/25/34 (g)(n)	1,141	913
Class M1, 1.0538% 8/25/34 (g)(n)	259	162
Series 2004-3:
Class A1, 0.8438% 1/25/35 (g)(n)	2,299	1,667
Class A2, 0.8938% 1/25/35 (g)(n)	331	232
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class M1, 0.9738% 1/25/35 (g)(n)	$ 398	$ 259
Class M2, 1.4738% 1/25/35 (g)(n)	257	142
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (g)(n)	1,683	1,178
Class M1, 0.9038% 8/25/35 (g)(n)	125	50
Class M2, 0.9538% 8/25/35 (g)(n)	206	82
Class M3, 0.9738% 8/25/35 (g)(n)	114	40
Class M4, 1.0838% 8/25/35 (g)(n)	105	31
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (g)(n)	918	596
Class A2, 0.8738% 11/25/35 (g)(n)	595	387
Class M1, 0.9138% 11/25/35 (g)(n)	109	41
Class M2, 0.9638% 11/25/35 (g)(n)	138	52
Class M3, 0.9838% 11/25/35 (g)(n)	123	43
Class M4, 1.0738% 11/25/35 (g)(n)	154	54
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (g)(n)	2,157	1,240
Class B1, 1.8738% 1/25/36 (g)(n)	186	65
Class M1, 0.9238% 1/25/36 (g)(n)	696	400
Class M2, 0.9438% 1/25/36 (g)(n)	209	115
Class M3, 0.9738% 1/25/36 (g)(n)	305	152
Class M4, 1.0838% 1/25/36 (g)(n)	169	80
Class M5, 1.1238% 1/25/36 (g)(n)	169	76
Class M6, 1.1738% 1/25/36 (g)(n)	179	75
Series 2006-1:
Class A2, 0.8338% 4/25/36 (g)(n)	336	221
Class M1, 0.8538% 4/25/36 (g)(n)	120	60
Class M2, 0.8738% 4/25/36 (g)(n)	127	57
Class M3, 0.8938% 4/25/36 (g)(n)	109	46
Class M4, 0.9938% 4/25/36 (g)(n)	62	34
Class M5, 1.0338% 4/25/36 (g)(n)	60	23
Class M6, 1.1138% 4/25/36 (g)(n)	120	62
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (g)(n)	3,293	2,635
Class A2, 0.7538% 7/25/36 (g)(n)	297	238
Class B1, 1.3438% 7/25/36 (g)(n)	111	22
Class B3, 3.1738% 7/25/36 (g)(n)	168	34
Class M1, 0.7838% 7/25/36 (g)(n)	312	156
Class M2, 0.8038% 7/25/36 (g)(n)	220	106
Class M3, 0.8238% 7/25/36 (g)(n)	183	82
Class M4, 0.8938% 7/25/36 (g)(n)	123	49
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A:
Class M5, 0.9438% 7/25/36 (g)(n)	$ 152	$ 53
Class M6, 1.0138% 7/25/36 (g)(n)	226	79
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (g)(n)	193	60
Class B2, 1.8238% 10/25/36 (g)(n)	139	41
Class B3, 3.0738% 10/25/36 (g)(n)	226	50
Class M4, 0.9038% 10/25/36 (g)(n)	213	93
Class M5, 0.9538% 10/25/36 (g)(n)	255	102
Class M6, 1.0338% 10/25/36 (g)(n)	499	187
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (g)(n)	919	625
Class A2, 0.7438% 12/25/36 (g)(n)	4,143	2,874
Class B1, 1.1738% 12/25/36 (g)(n)	145	29
Class B2, 1.7238% 12/25/36 (g)(n)	150	69
Class B3, 2.9238% 12/25/36 (g)(n)	251	111
Class M1, 0.7638% 12/25/36 (g)(n)	299	192
Class M2, 0.7838% 12/25/36 (g)(n)	201	127
Class M3, 0.8138% 12/25/36 (g)(n)	204	86
Class M4, 0.8738% 12/25/36 (g)(n)	244	98
Class M5, 0.9138% 12/25/36 (g)(n)	224	90
Class M6, 0.9938% 12/25/36 (g)(n)	201	112
Series 2007-1:
Class A2, 0.7438% 3/25/37 (g)(n)	779	448
Class B1, 1.1438% 3/25/37 (g)(n)	254	89
Class B2, 1.6238% 3/25/37 (g)(n)	184	58
Class B3, 3.8238% 3/25/37 (g)(n)	496	145
Class M1, 0.7438% 3/25/37 (g)(n)	222	120
Class M2, 0.7638% 3/25/37 (g)(n)	167	86
Class M3, 0.7938% 3/25/37 (g)(n)	148	74
Class M4, 0.8438% 3/25/37 (g)(n)	123	59
Class M5, 0.8938% 3/25/37 (g)(n)	186	83
Class M6, 0.9738% 3/25/37 (g)(n)	259	104
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (g)(n)	690	418
Class A2, 0.7938% 7/25/37 (g)(n)	647	399
Class B1, 2.0738% 7/25/37 (g)(n)	203	64
Class B2, 2.7238% 7/25/37 (g)(n)	176	54
Class B3, 3.8238% 7/25/37 (g)(n)	197	59
Class M1, 0.8438% 7/25/37 (g)(n)	230	125
Class M2, 0.8838% 7/25/37 (g)(n)	129	67
Class M3, 0.9638% 7/25/37 (g)(n)	131	65
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class M4, 1.1238% 7/25/37 (g)(n)	$ 252	$ 105
Class M5, 1.2238% 7/25/37 (g)(n)	223	88
Class M6, 1.4738% 7/25/37 (g)(n)	283	104
Series 2007-3:
Class A2, 0.7638% 7/25/37 (g)(n)	1,146	851
Class B1, 1.4238% 7/25/37 (g)(n)	185	88
Class B2, 2.0738% 7/25/37 (g)(n)	457	218
Class B3, 4.4738% 7/25/37 (g)(n)	249	114
Class M1, 0.7838% 7/25/37 (g)(n)	165	96
Class M2, 0.8138% 7/25/37 (g)(n)	176	99
Class M3, 0.8438% 7/25/37 (g)(n)	272	144
Class M4, 0.9738% 7/25/37 (g)(n)	428	224
Class M5, 1.0738% 7/25/37 (g)(n)	227	117
Class M6, 1.2738% 7/25/37 (g)(n)	173	88
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (g)(n)	253	80
Class B2, 3.9238% 9/25/37 (g)(n)	899	263
Class M1, 1.4238% 9/25/37 (g)(n)	242	121
Class M2, 1.5238% 9/25/37 (g)(n)	242	109
Class M4, 2.0738% 9/25/37 (g)(n)	605	242
Class M5, 2.2238% 9/25/37 (g)(n)	605	227
Class M6, 2.4238% 9/25/37 (g)(n)	606	212
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (g)(n)	884	504
Class H, 1.1113% 3/15/19 (g)(n)	595	268
Class J, 1.3113% 3/15/19 (g)(n)	447	179
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (g)(n)	458	284
Class E, 0.755% 3/15/22 (g)(n)	2,379	1,395
Class F, 0.805% 3/15/22 (g)(n)	1,459	817
Class G, 0.855% 3/15/22 (g)(n)	375	204
Class H, 1.005% 3/15/22 (g)(n)	458	206
Class J, 1.155% 3/15/22 (g)(n)	458	183
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (g)(n)	1,201	522
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (g)(n)	488	151
Class H, 0.825% 11/15/36 (g)(n)	390	117
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	$ 9,115	$ 6,079
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (g)(n)	1,043	493
Class E, 0.825% 4/15/17 (g)(n)	332	155
Class F, 0.865% 4/15/17 (g)(n)	188	83
Class G, 1.005% 4/15/17 (g)(n)	188	82
Class H, 1.075% 4/15/17 (g)(n)	188	77
Class J, 1.305% 4/15/17 (g)(n)	144	65
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (g)(n)	427	143
Class G, 0.9613% 11/15/17 (g)(n)	296	92
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (n)	9,295	6,913
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (g)(n)	2,047	614
0.7313% 2/15/22 (g)(n)	731	183
Class F, 0.7813% 2/15/22 (g)(n)	1,462	322
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	2,456	2,467
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6604% 12/10/41 (n)(p)	2,524	30
GS Mortgage Securities Corp. II floater Series 2006-FL8A Class F, 0.885% 6/6/20 (g)(n)	916	522
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (g)(n)	253	119
Class E, 0.7413% 11/15/18 (g)(n)	359	162
Class F, 0.7913% 11/15/18 (g)(n)	538	237
Class G, 0.8213% 11/15/18 (g)(n)	468	197
Class H, 0.9613% 11/15/18 (g)(n)	359	144
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,850	7,985
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (g)(n)	1,255	516
Class G, 0.815% 9/15/21 (g)(n)	2,478	907
Class H, 0.855% 9/15/21 (g)(n)	639	221
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (g)(n)	$ 903	$ 90
Series 2007-XCLA Class A1, 0.662% 7/17/17 (g)(n)	3,008	1,654
Series 2007-XLCA Class B, 0.9613% 7/17/17 (g)(n)	1,712	154
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (g)(n)	732	183
Class E, 0.712% 10/15/20 (g)(n)	916	183
Class F, 0.762% 10/15/20 (g)(n)	550	99
Class G, 0.802% 10/15/20 (g)(n)	680	102
Class H, 0.892% 10/15/20 (g)(n)	428	43
Class J, 1.042% 10/15/20 (g)(n)	488	39
Class MHRO, 1.152% 10/15/20 (g)(n)	198	22
Class MJPM, 1.462% 10/15/20 (g)(n)	67	6
Class MSTR, 1.162% 10/15/20 (g)(n)	122	17
Class NHRO, 1.352% 10/15/20 (g)(n)	290	26
Class NSTR, 1.312% 10/15/20 (g)(n)	114	13
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (g)(n)	2,337	187
Class D, 1.1613% 7/17/17 (g)(n)	1,100	77
Class E, 1.2613% 7/17/17 (g)(n)	894	54
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (g)(n)	193	158
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (g)(n)	1,401	770
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (g)(n)	1,530	627
Class F, 0.795% 8/11/18 (g)(n)	2,061	618
Class G, 0.815% 8/11/18 (g)(n)	1,953	488
Class J, 0.9331% 8/11/18 (g)(n)	434	156
Class X1A, 0.0239% 9/15/21 (g)(n)(p)	3,107	0*
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (g)(n)	103	26
Class AP2, 1.255% 6/15/20 (g)(n)	168	34
Class F, 0.935% 6/15/20 (g)(n)	3,260	1,043
Class LXR2, 1.255% 6/15/20 (g)(n)	2,223	333
sequential payer Series 2007-C32 Class A2, 5.7357% 6/15/49 (n)	3,005	2,158
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	7,210	4,823
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $89,537)		76,907
Municipal Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Montgomery County Gen. Oblig. Series A, 5% 1/1/13	$ 5,440	$ 6,085
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	5,000	5,705
Ohio Gen. Oblig. (Common Schools Proj.) Series E, 5% 9/15/12	5,700	6,329
TOTAL MUNICIPAL SECURITIES (Cost $17,544)		18,119
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,707)	2,462	2,687
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	196	172
6.875% 3/15/12	318	305
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $480)		477
Bank Notes - 0.0%

National City Bank, Cleveland 2.3025% 3/1/13 (n) (Cost $629)	790	616
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (n)	851	269
MUFG Capital Finance 1 Ltd. 6.346% (n)	3,742	2,344
TOTAL PREFERRED SECURITIES (Cost $2,775)		2,613
Fixed-Income Funds - 17.6%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (o)	2,160,345	153,233
Fidelity Commercial Mortgage-Backed Securities Central Fund (o)	4,506,540	306,445
Fidelity Corporate Bond 1-10 Year Central Fund (o)	6,106,713	541,849
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity High Income Central Fund 2 (o)	4,046,515	$ 304,581
Fidelity Mortgage Backed Securities Central Fund (o)	13,783,941	1,377,981
TOTAL FIXED-INCOME FUNDS (Cost $3,040,929)		2,684,089
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.59% (b)	310,483,082	310,483
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	46,897,885	46,898
TOTAL MONEY MARKET FUNDS (Cost $357,381)		357,381
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.25%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	$ 3,524	3,524
0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	6,172	6,172
TOTAL CASH EQUIVALENTS (Cost $9,696)		9,696
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $19,311,449)		15,972,559
NET OTHER ASSETS - (4.9)%		(744,961)
NET ASSETS - 100%		$ 15,227,598
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
3,020 CME E-mini S&P 500 Index Contracts	March 2009	$ 110,864	$ (15,008)

The face value of futures purchased as a percentage of net assets - 0.7%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35 (Rating-Ba1) (l)

	Nov. 2035	$ 4,800	$ (4,470)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (l)	Dec. 2034	613	(579)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (l)	Oct. 2034	1,099	(1,043)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (l)	Oct. 2036	1,436	(1,386)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (l)	Oct. 2034	1,099	(1,042)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	16,700	(16,116)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	13,600	(13,124)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (m)

	Sept. 2037	$ 1,800	$ (1,737)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	13,600	(13,124)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	13,100	(12,642)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	11,500	(11,098)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (l)	August 2035	3,000	(2,817)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (l)	June 2035	1,600	(1,522)
TOTAL CREDIT DEFAULT SWAPS		83,947	(80,700)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	120,000	20,788
		$ 203,947	$ (59,912)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $276,762,000 or 1.8% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,798,000.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $39,175,000.

(l) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(m) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,125,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	6/6/08	$ 18,300
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,524,000 due 3/02/09 at 0.25%
BNP Paribas Securities Corp.	$ 1,894
Barclays Capital, Inc.	457
Citigroup Global Markets, Inc.	261
HSBC Securities (USA), Inc.	131
J.P. Morgan Securities, Inc.	258
Societe Generale, New York Branch	523
$ 3,524
$6,172,000 due 3/02/09 at 0.26%
BNP Paribas Securities Corp.	$ 3,046
Banc of America Securities LLC	1,136
Barclays Capital, Inc.	1,620
Deutsche Bank Securities, Inc.	370
$ 6,172
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 16,923
Fidelity 1-3 Year Duration Securitized Bond Central Fund	4,143
Fidelity Cash Central Fund	4,879
Fidelity Commercial Mortgage-Backed Securities Central Fund	11,553
Fidelity Corporate Bond 1-10 Year Central Fund	38,514
Fidelity Mortgage Backed Securities Central Fund	43,387
Fidelity Securities Lending Cash Central Fund	1,569
Fidelity Ultra-Short Central Fund	4,683
Total	$ 125,651
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,606	$ 4,143	$ 103,518	$ 153,233	18.8%
Fidelity Commercial Mortgage-Backed Securities Central Fund	454,738	11,553	59,363	306,445	13.1%
Fidelity Corporate Bond 1-10 Year Central Fund	1,517,973	38,632	900,980*	541,849	22.2%
Fidelity High Income Central Fund 2	400,269	68,158	69,641	304,581	84.5%
Fidelity Mortgage Backed Securities Central Fund	1,762,588	43,390	458,920	1,377,981	18.8%
Fidelity Ultra-Short Central Fund	658,434	-	554,165*	-	0.0%
Total	$ 5,077,608	$ 165,876	$ 2,146,587	$ 2,684,089
* Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aurora Oil & Gas Corp.	$ 1,272	$ -	$ 455	$ -	$ -
Bell Microproducts, Inc.	4,429	-	4,228	-	-
Capitol Bancorp Ltd.	17,008	-	17,867	-	-
Central Garden & Pet Co.	9,861	-	11,130	-	-
Cirrus Logic, Inc.	-	16,303	-	-	11,589
Credence Systems Corp.	7,204	-	-	-	-
DUSA Pharmaceuticals, Inc.	2,911	-	2,292	-	-
Evergreen Energy, Inc.	6,322	-	6,097	-	-
Great Lakes Dredge & Dock Corp.	34,885	-	32,883	79	-
LandAmerica Financial Group, Inc.	16,912	-	20,004	-	-
Lighthouse Caledonia ASA	2,310	-	119	-	-
LTX Corp.	6,836	-	-	-	-
MarineMax, Inc.	8,237	-	2,909	-	-
Mattson Technology, Inc.	-	14,901	57	-	1,540
Sourcefire, Inc.	12,346	-	12,049	-	-
Spartech Corp.	16,808	-	16,306	-	-
Standard Pacific Corp.	14,818	-	16,004	-	-
The Pantry, Inc.	31,496	-	35,160	-	-
Tween Brands, Inc.	25,114	-	27,074	-	-
Universal Truckload Services, Inc.	26,743	-	24,427	-	-
Total	$ 245,512	$ 31,204	$ 229,061	$ 79	$ 13,129
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 15,972,559	$ 11,417,124	$ 4,499,406	$ 56,029
Other Financial Instruments*	$ (74,389)	$ (15,008)	$ 5,203	$ (64,584)
* Other financial instruments include Futures Contracts, Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 16,518	$ (16,837)
Total Realized Gain (Loss)	547	-*
Total Unrealized Gain (Loss)	(13,112)	5,406
Cost of Purchases	53,678	-
Proceeds of Sales	(2,695)	-
Amortization/Accretion	109	-
Transfer in/out of Level 3	984	(53,153)
Ending Balance	$ 56,029	$ (64,584)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(8,331,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	28.7%
AAA,AA,A	10.6%
BBB	6.8%
BB	0.9%
B	1.1%
CCC,CC,C	0.1%
D	0.0%†
Not Rated	0.1%
Equities	59.0%
Short-Term Investments and Net Other Assets	(7.3)%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.2%
Canada	1.6%
United Kingdom	1.2%
Netherlands	1.2%
Bermuda	1.1%
Others (individually less than 1%)	5.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

† Amount represents less than .1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,853 and repurchase agreements of $9,696) - See accompanying schedule: Unaffiliated issuers (cost $15,882,102)	$ 12,917,960
Fidelity Central Funds (cost $3,398,310)	3,041,470
Other affiliated issuers (cost $31,037)	13,129
Total Investments (cost $19,311,449)		$ 15,972,559
Commitment to sell securities on a delayed delivery basis	(289,776)
Receivable for securities sold on a delayed delivery basis	290,307	531
Receivable for investments sold, regular delivery		266,797
Cash		446
Foreign currency held at value (cost $4,165)		4,165
Receivable for swap agreements		65
Receivable for fund shares sold		17,213
Dividends receivable		24,589
Interest receivable		31,727
Distributions receivable from Fidelity Central Funds		17,385
Prepaid expenses		187
Other receivables		657
Unrealized appreciation for swap agreements		20,788
Total assets		16,357,109

Liabilities
Payable for investments purchased Regular delivery	$ 319,501
Delayed delivery	621,014
Payable for swap agreements	23,361
Payable for fund shares redeemed	22,947
Unrealized depreciation for swap agreements	80,700
Accrued management fee	5,668
Payable for daily variation on futures contracts	2,688
Other affiliated payables	3,690
Other payables and accrued expenses	3,044
Collateral on securities loaned, at value	46,898
Total liabilities		1,129,511

Net Assets		$ 15,227,598
Net Assets consist of:
Paid in capital		$ 22,932,633
Undistributed net investment income		78,170
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,379,365)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,403,840)
Net Assets		$ 15,227,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Balanced: Net Asset Value, offering price and redemption price per share ($14,138,259 ÷ 1,199,088 shares)	$ 11.79

Class K: Net Asset Value, offering price and redemption price per share ($1,089,339 ÷ 92,360 shares)	$ 11.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Dividends (including $79 earned from other affiliated issuers)		$ 123,101
Interest		48,470
Income from Fidelity Central Funds		125,651
Total income		297,222

Expenses
Management fee	$ 38,179
Transfer agent fees	21,767
Accounting and security lending fees	976
Custodian fees and expenses	313
Independent trustees' compensation	60
Depreciation in deferred trustee compensation account	(3)
Registration fees	137
Audit	100
Legal	47
Miscellaneous	913
Total expenses before reductions	62,489
Expense reductions	(794)	61,695
Net investment income (loss)		235,527
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,867,297)
Fidelity Central Funds	(383,494)
Other affiliated issuers	(120,893)
Foreign currency transactions	(4,053)
Futures contracts	(43,695)
Swap agreements	20,092
Total net realized gain (loss)		(4,399,340)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $60)	(3,762,508)
Assets and liabilities in foreign currencies	50
Futures contracts	(15,008)
Swap agreements	5,991
Delayed delivery commitments	503
Total change in net unrealized appreciation (depreciation)		(3,770,972)
Net gain (loss)		(8,170,312)
Net increase (decrease) in net assets resulting from operations		$ (7,934,785)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 235,527	$ 584,438
Net realized gain (loss)	(4,399,340)	346,668
Change in net unrealized appreciation (depreciation)	(3,770,972)	(2,929,820)
Net increase (decrease) in net assets resulting from operations	(7,934,785)	(1,998,714)
Distributions to shareholders from net investment income	(260,136)	(581,560)
Distributions to shareholders from net realized gain	(41,988)	(1,526,672)
Total distributions	(302,124)	(2,108,232)
Share transactions - net increase (decrease)	(1,915,357)	3,295,533
Total increase (decrease) in net assets	(10,152,266)	(811,413)

Net Assets
Beginning of period	25,379,864	26,191,277
End of period (including undistributed net investment income of $78,170 and undistributed net investment income of $102,779, respectively)	$ 15,227,598	$ 25,379,864

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Balanced

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 G

2006 I

2005I

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73	$ 16.57	$ 14.92
Income from Investment Operations
Net investment income (loss) D	.17	.42	.44	.04	.36	.29	.27
Net realized and unrealized gain (loss)	(5.87)	(1.76)	2.13	.36	1.01	2.60	1.64
Total from investment operations	(5.70)	(1.34)	2.57	.40	1.37	2.89	1.91
Distributions from net investment income	(.19)	(.43)	(.43)	-	(.31)	(.29)	(.26)
Distributions from net realized gain	(.03)	(1.18)	(1.04)	-	(.63)	(.44)	-
Total distributions	(.22)	(1.61)	(1.47)	-	(.94)	(.73)	(.26)
Net asset value, end of period	$ 11.79	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73	$ 16.57
Total Return B, C	(32.39)%	(7.28)%	13.96%	2.09%	7.54%	18.04%	12.82%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A	.61%	.61%	.64% A	.64%	.65%	.67%
Expenses net of fee waivers, if any	.68% A	.61%	.61%	.64% A	.64%	.65%	.67%
Expenses net of all reductions	.68% A	.61%	.60%	.63% A	.63%	.64%	.66%
Net investment income (loss)	2.55% A	2.22%	2.20%	2.35% A	1.90%	1.68%	1.63%
Supplemental Data
Net assets, end of period (in millions)	$ 14,138	$ 25,363	$ 26,191	$ 20,350	$ 19,800	$ 14,610	$ 10,784
Portfolio turnover rate F	248% A	73% J	89% J	65% A	61%	82%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended July 31. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

Six months ended February 28, 2009

Year ended August 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss)D	.17	.12
Net realized and unrealized gain (loss)	(5.86)	(1.41)
Total from investment operations	(5.69)	(1.29)
Distributions from net investment income	(.21)	(.11)
Distributions from net realized gain	(.03)	-
Total distributions	(.24)	(.11)
Net asset value, end of period	$ 11.79	$ 17.72
Total Return B, C	(32.35)%	(6.74)%
Ratios to Average Net AssetsE, H
Expenses before reductions	.49% A	.48% A
Expenses net of fee waivers, if any	.49% A	.48% A
Expenses net of all reductions	.48% A	.48% A
Net investment income (loss)	2.74% A	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,089	$ 17
Portfolio turnover rate F	248% A	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the Fund began offering conversion privileges between Balanced and Class K to eligible shareholders of Balanced. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreement Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity High Income Central Fund 2	Fidelity Management & Research Company, Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is vailable upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 396,210,803
Unrealized depreciation	(4,080,742,117)
Net unrealized appreciation (depreciation)	$ (3,684,531,314)
Cost for federal income tax purposes	$ 19,657,090,233

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $83,946,923 representing 0.55% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements - continued

current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $19,561,445,773 and $20,420,856,150, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Balanced	$ 21,602,612.24
Class K	165,534.05
	$ 21,767,146

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $433,385 for the period.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $331,388,081 in return for its 5,299,979 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

On February 20, 2009, the Fund redeemed in-kind 7,900,409 shares of Fidelity Corporate Bond 1-10 Year Central Fund, a Fidelity Central Fund in which the Fund invests, valued at $711,093,749 by receiving cash and securities of equal value, including accrued interest. This is considered taxable to the Fund for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57,783 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities.

Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $212,536. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,568,518.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Balanced's operating expenses. During the period,this reimbursement reduced the class' expenses by $5,135.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $642,547 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $87,711. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Balanced	$ 58,568

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008A
From net investment income
Balanced	$ 252,300,883	$ 581,559,348
Class K	7,835,022	570
Total	$ 260,135,905	$ 581,559,918

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended February 28, 2009	Year ended August 31, 2008A
From net realized gain
Balanced	$ 41,696,814	$ 1,526,671,923
Class K	291,112	-
Total	$ 41,987,926	$ 1,526,671,923

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008A	Six months ended February 28, 2009	Year ended August 31, 2008A
Balanced
Shares sold	100,041,261	342,702,362	$ 1,384,728,336	$ 6,544,290,400
Conversion to Class K	(99,400,072)	(959,723)	(1,312,681,454)	(16,766,361)
Reinvestment of distributions	20,256,548	103,189,062	287,355,407	2,066,916,739
Shares redeemed	(253,737,299)	(281,013,909)	(3,491,493,461)	(5,315,835,781)
Net increase (decrease)	(232,839,562)	163,917,792	$ (3,132,091,172)	$ 3,278,604,997
Class K
Shares sold	7,129,084	15,171	$ 93,011,917	$ 276,121
Conversion from Balanced	99,378,060	959,174	1,312,681,454	16,766,361
Reinvestment of distributions	613,960	33	8,126,134	570
Shares redeemed	(15,729,231)	(6,530)	(197,085,044)	(114,733)
Net increase (decrease)	91,391,873	967,848	$ 1,216,734,461	$ 16,928,319

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In March, 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro rata portion of CMBS' net assets.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

BAL-K-USAN-0409
1.863053.100

Fidelity®
Puritan®
Fund

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Puritan	.67%
Actual		$ 1,000.00	$ 702.40	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Class K	.49%
Actual		$ 1,000.00	$ 703.20	$ 2.07
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.4	2.1
Verizon Communications, Inc.	1.5	0.8
Wal-Mart Stores, Inc.	1.3	1.3
Chevron Corp.	1.3	0.0
Genentech, Inc.	1.2	0.8
	7.7
Top Five Bond Issuers as of February 28, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.5	9.5
Freddie Mac	4.7	3.8
U.S. Treasury Obligations	3.9	3.7
Government National Mortgage Association	3.2	2.3
Citigroup, Inc	0.5	0.1
	27.8
Top Five Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	11.4	13.3
Financials	10.7	11.9
Health Care	10.5	10.5
Energy	9.3	10.1
Consumer Discretionary	7.9	8.4
Asset Allocation (% of fund's net assets)
As of February 28, 2009 *		As of August 31, 2008 **
	Stocks 52.3%		Stocks 61.4%
	Bonds 50.6%		Bonds 39.8%
	Convertible Securities 0.7%		Convertible Securities 0.7%
	Other Investments 1.5%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets† (5.1)%		Short-Term Investments and Net Other Assets† (3.3)%
* Foreign investments	6.5%	** Foreign investments	9.2%

† Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Semiannual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Common Stocks - 52.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.1%
Johnson Controls, Inc.	1,180,900	$ 13,439
The Goodyear Tire & Rubber Co. (a)	1,300,800	5,776
		19,215
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	781,900	21,221
Las Vegas Sands Corp. (a)	50	0*
Las Vegas Sands Corp. unit	127,900	4,860
McDonald's Corp.	1,424,900	74,451
Penn National Gaming, Inc. (a)	651,300	12,433
Starwood Hotels & Resorts Worldwide, Inc.	1,005,600	11,655
Vail Resorts, Inc. (a)(e)	435,400	8,220
Wendy's/Arby's Group, Inc.	3,272,700	14,825
		147,665
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	369,500	8,347
Pulte Homes, Inc.	3,200,700	29,382
Whirlpool Corp.	174,683	3,883
		41,612
Internet & Catalog Retail - 0.2%
Amazon.com, Inc.	393,700	25,508
Media - 1.9%
Comcast Corp. Class A (special) (non-vtg.)	5,210,800	63,311
Grupo Televisa SA de CV (CPO) sponsored ADR	2,312,600	28,144
News Corp. Class B (e)	1,962,896	12,288
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(e)	895,600	1,263
The DIRECTV Group, Inc. (a)	1,900,500	37,896
The Walt Disney Co.	3,512,190	58,899
Time Warner, Inc.	7,180,360	54,786
Vertis Holdings, Inc. (a)	30,518	0*
		256,587
Multiline Retail - 0.0%
Macy's, Inc.	675,200	5,314
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	289,700	11,081
Best Buy Co., Inc.	1,184,200	34,129
Home Depot, Inc.	1,381,200	28,853
J. Crew Group, Inc. (a)(e)	304,537	3,429
Lowe's Companies, Inc.	2,636,000	41,754
Lumber Liquidators, Inc. (a)	100,000	958
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sherwin-Williams Co.	249,400	$ 11,460
Staples, Inc.	3,052,100	48,681
Tiffany & Co., Inc. (e)	682,300	12,991
TJX Companies, Inc.	1,568,500	34,930
Urban Outfitters, Inc. (a)	244,200	4,063
		232,329
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	263,300	10,935
Polo Ralph Lauren Corp. Class A	229,100	7,897
		18,832
TOTAL CONSUMER DISCRETIONARY		747,062
CONSUMER STAPLES - 4.6%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	359,400	12,662
PepsiCo, Inc.	718,700	34,598
The Coca-Cola Co.	1,567,900	64,049
		111,309
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	286,200	12,118
CVS Caremark Corp.	543,200	13,982
Wal-Mart Stores, Inc.	3,689,900	181,691
		207,791
Food Products - 0.1%
Lindt & Spruengli AG (participation certificate)	7,104	11,196
Marine Harvest ASA (a)	26,391,400	6,310
		17,506
Household Products - 1.3%
Colgate-Palmolive Co.	503,500	30,301
Energizer Holdings, Inc. (a)	202,300	8,535
Procter & Gamble Co.	2,990,522	144,053
		182,889
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	444,400	$ 22,682
Philip Morris International, Inc.	2,806,440	93,932
		116,614
TOTAL CONSUMER STAPLES		636,109
ENERGY - 6.7%
Energy Equipment & Services - 0.4%
Noble Corp.	424,400	10,436
Schlumberger Ltd. (NY Shares)	353,280	13,446
Smith International, Inc.	521,200	11,195
Transocean Ltd. (a)	347,900	20,794
		55,871
Oil, Gas & Consumable Fuels - 6.3%
Arch Coal, Inc.	292,100	4,060
BP PLC sponsored ADR	333,200	12,782
Chesapeake Energy Corp.	1,358,217	21,243
Chevron Corp.	2,888,900	175,385
ConocoPhillips	2,074,100	77,468
Denbury Resources, Inc. (a)	470,400	6,059
Exxon Mobil Corp.	4,833,524	328,187
Frontier Oil Corp.	350,100	4,779
Hess Corp.	616,500	33,716
Occidental Petroleum Corp.	1,506,358	78,135
Petrohawk Energy Corp. (a)	1,387,900	23,622
Petroleo Brasileiro SA - Petrobras sponsored ADR	744,300	20,639
Quicksilver Resources, Inc. (a)	94,300	566
Range Resources Corp.	237,408	8,445
Southwestern Energy Co. (a)	1,382,400	39,772
Ultra Petroleum Corp. (a)	556,300	19,548
Valero Energy Corp.	1,147,800	22,244
		876,650
TOTAL ENERGY		932,521
FINANCIALS - 5.6%
Capital Markets - 2.1%
Bank of New York Mellon Corp.	2,519,100	55,848
Credit Suisse Group sponsored ADR	1,018,100	24,597
EFG International	698,520	4,847
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	756,000	$ 68,856
Julius Baer Holding Ltd.	148,473	3,422
KKR Private Equity Investors, LP (a)	923,600	2,078
KKR Private Equity Investors, LP Restricted Depositary Units (a)(g)	977,300	2,199
Morgan Stanley	4,850,100	94,771
Nomura Holdings, Inc.	874,900	3,614
Nomura Holdings, Inc. sponsored ADR	1,149,400	4,701
State Street Corp.	1,013,967	25,623
The Blackstone Group LP	1,542,800	7,513
		298,069
Commercial Banks - 0.6%
KeyCorp	1,657,500	11,619
Standard Chartered PLC (United Kingdom)	510,460	4,810
Wells Fargo & Co.	6,035,840	73,034
		89,463
Diversified Financial Services - 1.4%
Bank of America Corp.	8,313,125	32,837
CIT Group, Inc. (e)	1,901,400	4,658
Citigroup, Inc.	7,614,892	11,422
JPMorgan Chase & Co.	6,130,423	140,080
MSCI, Inc. Class A (a)	87,200	1,374
		190,371
Insurance - 1.4%
ACE Ltd.	1,242,222	45,354
Berkshire Hathaway, Inc. Class B (a)	12,060	30,922
Fidelity National Financial, Inc. Class A	775,600	12,852
MetLife, Inc.	1,313,900	24,255
The Chubb Corp.	482,200	18,825
The First American Corp.	512,600	11,877
The Travelers Companies, Inc.	1,113,800	40,264
Unum Group	909,100	9,255
		193,604
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	359,100	11,886
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	281,428	7
TOTAL FINANCIALS		783,400
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 9.0%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	811,000	$ 27,736
Amgen, Inc. (a)	1,099,900	53,818
Biogen Idec, Inc. (a)	153,900	7,086
Cephalon, Inc. (a)	360,612	23,653
CSL Ltd.	2,481,857	57,396
Genentech, Inc. (a)	1,871,800	160,132
Gilead Sciences, Inc. (a)	399,900	17,916
United Therapeutics Corp. (a)(e)	149,400	10,026
		357,763
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	1,327,400	67,578
C.R. Bard, Inc.	255,600	20,514
		88,092
Health Care Providers & Services - 0.7%
BMP Sunstone Corp. warrants 8/19/12 (a)(p)	59,000	19
Medco Health Solutions, Inc. (a)	1,100,000	44,638
UnitedHealth Group, Inc.	2,894,100	56,869
		101,526
Life Sciences Tools & Services - 0.6%
AMAG Pharmaceuticals, Inc. (a)(e)	181,518	4,910
Illumina, Inc. (a)	962,160	30,144
Millipore Corp. (a)	200,000	11,012
QIAGEN NV (a)	1,506,900	24,141
Waters Corp. (a)	490,758	17,284
		87,491
Pharmaceuticals - 4.5%
Abbott Laboratories	1,469,700	69,576
Allergan, Inc.	576,900	22,349
Auxilium Pharmaceuticals, Inc. (a)(e)	944,100	25,934
Elan Corp. PLC sponsored ADR (a)	1,439,548	8,896
Johnson & Johnson	1,756,400	87,820
Merck & Co., Inc.	3,676,800	88,979
Pfizer, Inc.	10,737,000	132,172
Schering-Plough Corp.	1,840,100	31,999
ULURU, Inc. (a)(f)	3,769,949	754
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Wyeth	3,460,900	$ 141,274
XenoPort, Inc. (a)	331,253	6,920
		616,673
TOTAL HEALTH CARE		1,251,545
INDUSTRIALS - 5.1%
Aerospace & Defense - 2.1%
DigitalGlobe, Inc. (g)	15,842	40
Honeywell International, Inc.	3,380,000	90,685
Lockheed Martin Corp.	485,100	30,615
Northrop Grumman Corp.	956,200	35,724
Precision Castparts Corp.	361,400	20,032
Raytheon Co.	935,100	37,376
United Technologies Corp.	1,746,000	71,289
		285,761
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,675,900	69,014
Airlines - 0.1%
Delta Air Lines, Inc. (a)	2,016,131	10,141
Building Products - 0.1%
Masco Corp.	2,326,973	11,984
Electrical Equipment - 0.3%
Acuity Brands, Inc.	282,800	6,482
AMETEK, Inc.	271,400	7,181
Cooper Industries Ltd. Class A	988,300	20,843
First Solar, Inc. (a)	72,500	7,666
		42,172
Industrial Conglomerates - 0.6%
General Electric Co.	5,761,900	49,034
McDermott International, Inc. (a)	1,141,600	13,459
Siemens AG sponsored ADR	456,400	23,103
Textron, Inc.	8,100	46
		85,642
Machinery - 1.2%
Cummins, Inc.	1,302,200	27,086
Danaher Corp.	948,000	48,120
Deere & Co.	647,300	17,794
Eaton Corp.	166,400	6,015
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	791,100	$ 11,218
Navistar International Corp. (a)	831,500	23,448
PACCAR, Inc.	950,000	23,817
Parker Hannifin Corp.	316,900	10,575
		168,073
Professional Services - 0.1%
Manpower, Inc.	416,100	11,601
Road & Rail - 0.1%
Union Pacific Corp.	453,556	17,017
TOTAL INDUSTRIALS		701,405
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	8,486,600	123,650
QUALCOMM, Inc.	2,968,300	99,230
		222,880
Computers & Peripherals - 2.7%
Apple, Inc. (a)	1,335,500	119,274
Hewlett-Packard Co.	4,463,402	129,573
International Business Machines Corp.	1,320,900	121,562
		370,409
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	1,123,224	28,552
Arrow Electronics, Inc. (a)	884,400	14,708
Avnet, Inc. (a)	897,300	15,496
Flextronics International Ltd. (a)	4,360,700	8,983
Ingram Micro, Inc. Class A (a)	1,195,800	13,022
Tyco Electronics Ltd.	818,556	7,760
		88,521
Internet Software & Services - 0.9%
Alibaba.com Ltd. (a)	806,000	687
China Finance Online Co. Ltd. ADR (a)	212,160	1,861
eBay, Inc. (a)	1,457,700	15,845
Google, Inc. Class A (sub. vtg.) (a)	303,500	102,580
		120,973
IT Services - 1.4%
Accenture Ltd. Class A	1,773,100	51,757
Cognizant Technology Solutions Corp. Class A (a)	867,100	15,955
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	368,600	$ 58,250
Visa, Inc.	1,223,800	69,402
		195,364
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	4,163,000	38,341
Applied Micro Circuits Corp. (a)	1,269,100	4,581
Cree, Inc. (a)	861,800	16,926
Intel Corp.	6,309,040	80,377
Intersil Corp. Class A	1,590,200	16,077
Lam Research Corp. (a)	703,700	13,764
Marvell Technology Group Ltd. (a)	2,375,100	17,837
Novellus Systems, Inc. (a)	782,500	9,977
Skyworks Solutions, Inc. (a)	986,900	6,415
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,445,200	18,437
Texas Instruments, Inc.	2,391,900	34,324
		257,056
Software - 1.7%
Activision Blizzard, Inc. (a)	478,800	4,802
CA, Inc.	1,258,200	21,326
Microsoft Corp.	4,487,813	72,478
Nintendo Co. Ltd.	2,037	574
Oracle Corp. (a)	6,427,000	99,876
Symantec Corp. (a)	2,627,100	36,333
		235,389
TOTAL INFORMATION TECHNOLOGY		1,490,592
MATERIALS - 2.0%
Chemicals - 1.2%
Airgas, Inc.	1,091,300	33,601
Albemarle Corp.	1,264,200	24,462
Celanese Corp. Class A	1,151,581	9,835
E.I. du Pont de Nemours & Co.	1,571,300	29,478
FMC Corp.	119,000	4,811
Monsanto Co.	540,100	41,193
Nalco Holding Co.	858,700	9,763
Solutia, Inc. (a)	190,000	713
Terra Industries, Inc.	636,300	16,410
		170,266
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	271,800	$ 7,504
Metals & Mining - 0.8%
Anglo American PLC ADR	688,500	4,868
ArcelorMittal SA (NY Shares) Class A (e)	350,300	6,771
Barrick Gold Corp.	686,700	20,755
Commercial Metals Co.	559,100	5,708
Freeport-McMoRan Copper & Gold, Inc. Class B	924,200	28,114
Newcrest Mining Ltd.	1,050,589	20,658
Nucor Corp.	439,600	14,793
Stillwater Mining Co. (a)	1,012,100	3,198
		104,865
TOTAL MATERIALS		282,635
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	1,627,236	38,679
Qwest Communications International, Inc.	5,924,300	20,083
Verizon Communications, Inc.	7,141,795	203,755
		262,517
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	8,146,700	26,803
TOTAL TELECOMMUNICATION SERVICES		289,320
UTILITIES - 1.1%
Electric Utilities - 0.9%
Entergy Corp.	320,300	21,585
Exelon Corp.	991,300	46,809
FirstEnergy Corp.	774,800	32,975
FPL Group, Inc.	455,500	20,648
Portland General Electric Co.	13,771	226
		122,243
Gas Utilities - 0.1%
Questar Corp.	687,300	19,815
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	480,500	$ 9,081
TOTAL UTILITIES		151,139
TOTAL COMMON STOCKS (Cost $9,009,015)		7,265,728
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 4.50%	56,300	3,272
El Paso Corp. 4.99% (g)	8,100	4,982
		8,254
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Wells Fargo & Co. 7.50%	22,600	10,396
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	800,000	3,688
TOTAL FINANCIALS		14,084
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (p)	497,017	994
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	4,049
TOTAL CONVERTIBLE PREFERRED STOCKS		27,381
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (g)	4,406	705
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	$ 0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		705
TOTAL PREFERRED STOCKS (Cost $102,339)		28,086
Corporate Bonds - 14.3%
	Principal Amount (000s)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp.:
3.5% 1/15/31	$ 512	224
3.5% 1/15/31 (g)	3,785	1,653
Regal Entertainment Group 6.25% 3/15/11 (g)	4,580	4,076
Virgin Media, Inc. 6.5% 11/15/16 (g)	10,000	5,388
		11,341
Specialty Retail - 0.0%
United Auto Group, Inc. 3.5% 4/1/26	10,340	6,679
TOTAL CONSUMER DISCRETIONARY		18,020
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
The Great Atlantic & Pacific Tea Co. 6.75% 12/15/12	17,480	8,565
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	43,570	26,456
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Vornado Realty LP 3.625% 11/15/26	5,900	4,720
INDUSTRIALS - 0.0%
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12 (g)	6,209	2,980
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (g)	$ 6,000	$ 2,190
Spansion, Inc. 2.25% 6/15/16 (d)(g)	1,480	7
		2,197
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. 3.5% 11/15/25	9,500	8,681
TOTAL CONVERTIBLE BONDS		71,619
Nonconvertible Bonds - 13.8%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	3,297	3,104
5.875% 3/15/11	1,224	1,165
The Goodyear Tire & Rubber Co.:
7.857% 8/15/11	5,355	4,284
8.625% 12/1/11	3,117	2,502
9% 7/1/15	5,030	3,672
		14,727
Automobiles - 0.0%
Ford Motor Co.:
7.125% 11/15/25	165	26
7.4% 11/1/46	1,040	156
7.45% 7/16/31	14,650	2,747
7.5% 8/1/26	470	71
7.75% 6/15/43	1,735	260
8.875% 1/15/22	890	142
8.9% 1/15/32	400	67
General Motors Corp. 8.375% 7/15/33	7,970	1,056
		4,525
Diversified Consumer Services - 0.1%
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14	1,945	1,848
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Education Management LLC/Education Management Finance Corp.: - continued
10.25% 6/1/16	$ 2,110	$ 1,962
Mac-Gray Corp. 7.625% 8/15/15	5,400	4,968
		8,778
Hotels, Restaurants & Leisure - 0.2%
Chukchansi Economic Development Authority:
6.095% 11/15/12 (g)(m)	1,140	188
8% 11/15/13 (g)	1,890	312
McDonald's Corp. 5.35% 3/1/18	1,378	1,421
MGM Mirage, Inc.:
6.625% 7/15/15	1,505	602
7.5% 6/1/16	1,555	603
7.625% 1/15/17	6,865	2,815
13% 11/15/13 (g)	12,000	9,240
OSI Restaurant Partners, Inc. 10% 6/15/15	2,420	532
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)	1,080	805
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)	2,270	1,317
Six Flags Operations, Inc. 12.25% 7/15/16 (g)	3,060	1,698
Six Flags, Inc. 9.625% 6/1/14	6,858	1,269
Station Casinos, Inc.:
6% 4/1/12 (d)	7,405	2,370
7.75% 8/15/16 (d)	1,735	555
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	1,736	1,042
		24,769
Household Durables - 0.0%
Fortune Brands, Inc.:
5.125% 1/15/11	2,498	2,462
5.875% 1/15/36	1,500	1,036
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13	300	234
		3,732
Media - 1.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,109	1,125
6.875% 5/1/12	1,438	1,450
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CanWest Media, Inc. 8% 9/15/12	$ 8,625	$ 1,251
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (d)	17,730	1,507
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	7,240	5,901
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (g)	1,500	1,339
8.375% 4/30/14 (g)	10,000	8,625
Clear Channel Communications, Inc.:
4.4% 5/15/11	1,800	180
5% 3/15/12	4,405	374
6.25% 3/15/11	2,510	276
Comcast Cable Communications, Inc. 6.75% 1/30/11	301	312
Comcast Corp.:
4.95% 6/15/16	1,107	989
5.5% 3/15/11	225	228
5.7% 5/15/18	5,309	4,906
5.85% 1/15/10	36	36
6.45% 3/15/37	4,155	3,568
COX Communications, Inc.:
4.625% 1/15/10	1,261	1,250
4.625% 6/1/13	2,632	2,380
CSC Holdings, Inc. 8.5% 4/15/14 (g)	3,630	3,521
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	2,715
7.125% 2/1/16	5,000	4,525
7.75% 5/31/15	3,705	3,450
Kabel Deutschland GmbH 10.625% 7/1/14	375	377
Lamar Media Corp.:
6.625% 8/15/15	2,080	1,342
6.625% 8/15/15	2,500	1,644
7.25% 1/1/13	1,585	1,236
LBI Media, Inc. 8.5% 8/1/17 (g)	6,320	1,896
Liberty Media Corp.:
5.7% 5/15/13	2,055	1,554
8.25% 2/1/30	10,280	5,985
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Muzak LLC/Muzak Finance Corp. 10% 2/15/09 (d)	$ 5,455	$ 3,328
News America Holdings, Inc. 7.75% 12/1/45	18,112	15,729
News America, Inc.:
4.75% 3/15/10	144	140
5.3% 12/15/14	516	486
6.2% 12/15/34	5,885	4,472
6.9% 3/1/19 (g)	1,724	1,632
Nexstar Broadcasting, Inc. 7% 1/15/14	8,000	2,320
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	4,033	1,089
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	9,095	7,526
11.625% 2/1/14 (g)	1,800	1,611
Radio One, Inc. 8.875% 7/1/11	4,005	1,202
Rainbow National Services LLC:
8.75% 9/1/12 (g)	4,000	3,920
10.375% 9/1/14 (g)	7,775	7,697
The Reader's Digest Association, Inc. 9% 2/15/17	9,530	667
Time Warner Cable, Inc.:
5.4% 7/2/12	1,440	1,385
6.2% 7/1/13	1,369	1,326
6.75% 7/1/18	691	655
7.3% 7/1/38	1,848	1,686
8.75% 2/14/19	2,359	2,518
Time Warner, Inc.:
5.875% 11/15/16	3,605	3,378
6.5% 11/15/36	3,295	2,820
TL Acquisitions, Inc. 10.5% 1/15/15 (g)	23,565	11,134
Vertis, Inc. 13.5% 4/1/14 pay-in-kind	573	6
Videotron Ltd.:
9.125% 4/15/18 (g)	3,045	3,075
9.125% 4/15/18 (g)	2,520	2,545
		146,289
Multiline Retail - 0.0%
Macy's Retail Holdings, Inc. 7.875% 7/15/15	1,382	991
Specialty Retail - 0.3%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	7,125	7,143
Home Depot, Inc. 2.0463% 12/16/09 (m)	2,520	2,447
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc. 10% 11/1/14	$ 7,940	$ 2,700
Sally Holdings LLC 9.25% 11/15/14	2,050	1,953
Staples, Inc. 9.75% 1/15/14	20,087	21,075
Toys 'R' US, Inc. 7.875% 4/15/13	6,585	2,239
		37,557
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 8.875% 4/1/16	6,000	4,500
TOTAL CONSUMER DISCRETIONARY		245,868
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	43	37
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (g)	8,200	7,950
Constellation Brands, Inc.:
7.25% 9/1/16	2,795	2,634
7.25% 5/15/17	2,400	2,274
Diageo Capital PLC:
5.2% 1/30/13	3,201	3,258
5.75% 10/23/17	1,105	1,101
FBG Finance Ltd. 5.125% 6/15/15 (g)	1,730	1,469
PepsiCo, Inc. 7.9% 11/1/18	6,140	7,379
		26,102
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
2.5025% 6/1/10 (m)	1,353	1,312
6.036% 12/10/28 (g)	1,352	1,032
6.302% 6/1/37 (m)	2,791	1,716
Rite Aid Corp. 10.375% 7/15/16	9,795	6,073
Wal-Mart Stores, Inc. 6.2% 4/15/38	6,660	6,907
		17,040
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	417	389
Dean Foods Co. 7% 6/1/16	8,335	7,918
General Mills, Inc. 5.65% 2/15/19	934	933
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.625% 11/1/11	$ 2,156	$ 2,253
6.75% 2/19/14	318	339
		11,832
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,054	1,028
Tobacco - 0.2%
Altria Group, Inc.:
9.25% 8/6/19	5,910	6,024
9.7% 11/10/18	16,293	17,059
Philip Morris International, Inc.:
4.875% 5/16/13	1,054	1,065
6.375% 5/16/38	2,900	2,852
Reynolds American, Inc.:
6.75% 6/15/17	1,724	1,456
7.25% 6/15/37	6,485	4,721
		33,177
TOTAL CONSUMER STAPLES		89,179
ENERGY - 2.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (g)	4,276	4,145
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)	5,420	3,062
Noble Drilling Corp. 5.875% 6/1/13	639	620
Transocean Ltd. 5.25% 3/15/13	2,042	2,023
Weatherford International Ltd.:
4.95% 10/15/13	1,026	874
5.15% 3/15/13	1,341	1,186
		11,910
Oil, Gas & Consumable Fuels - 1.9%
Arch Western Finance LLC 6.75% 7/1/13	4,960	4,613
BW Group Ltd. 6.625% 6/28/17 (g)	1,742	915
Canadian Natural Resources Ltd.:
5.15% 2/1/13	2,650	2,534
5.7% 5/15/17	683	603
Canadian Oil Sands Ltd. 4.8% 8/10/09 (g)	2,429	2,415
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chaparral Energy, Inc.:
8.5% 12/1/15	$ 3,100	$ 651
8.875% 2/1/17	10,890	2,287
Chesapeake Energy Corp.:
6.5% 8/15/17	14,280	11,281
9.5% 2/15/15	5,440	5,093
Colorado Interstate Gas Co. 5.95% 3/15/15	7,000	6,188
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)	5,990	2,246
ConocoPhillips:
4.75% 2/1/14	621	628
5.75% 2/1/19	7,588	7,425
6.5% 2/1/39	3,908	3,788
Devon Energy Corp. 5.625% 1/15/14	1,381	1,392
Drummond Co., Inc. 7.375% 2/15/16 (g)	8,000	4,560
Duke Capital LLC:
6.25% 2/15/13	589	584
6.75% 2/15/32	2,454	1,916
Duke Energy Field Services:
5.375% 10/15/15 (g)	720	591
6.45% 11/3/36 (g)	8,320	5,861
6.875% 2/1/11	1,363	1,360
7.875% 8/16/10	611	618
El Paso Natural Gas Co. 5.95% 4/15/17	551	471
Empresa Nacional de Petroleo 6.75% 11/15/12 (g)	998	1,002
Enbridge Energy Partners LP:
5.875% 12/15/16	1,064	912
6.5% 4/15/18	1,398	1,219
9.875% 3/1/19	1,726	1,792
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,702	1,652
Energy Partners Ltd. 9.75% 4/15/14	10,970	3,181
Enterprise Products Operating LP:
4.625% 10/15/09	1,147	1,141
5.6% 10/15/14	1,152	1,070
5.65% 4/1/13	410	392
EXCO Resources, Inc. 7.25% 1/15/11	5,585	4,440
Forest Oil Corp.:
7.25% 6/15/19	9,250	7,354
8.5% 2/15/14 (g)	2,955	2,682
Gazstream SA 5.625% 7/22/13 (g)	647	579
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	$ 2,276	$ 2,067
Kinder Morgan Energy Partners LP 5.125% 11/15/14	10,945	10,316
Lukoil International Finance BV 6.656% 6/7/22 (g)	720	490
Mariner Energy, Inc. 8% 5/15/17	2,100	1,355
Massey Energy Co. 6.875% 12/15/13	10,565	9,297
Nakilat, Inc. 6.067% 12/31/33 (g)	883	576
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)	3,700	2,352
Nexen, Inc.:
5.05% 11/20/13	2,265	2,057
5.2% 3/10/15	535	459
5.875% 3/10/35	2,365	1,612
6.4% 5/15/37	4,230	2,985
NGPL PipeCo LLC 6.514% 12/15/12 (g)	2,099	2,029
Peabody Energy Corp. 7.875% 11/1/26	7,925	6,657
Pemex Project Funding Master Trust 3.2963% 6/15/10 (g)(m)	734	708
Petrohawk Energy Corp. 9.125% 7/15/13	17,000	15,980
Petroleos Mexicanos 8% 5/3/19 (g)	3,438	3,378
Petroleum Development Corp. 12% 2/15/18	4,240	2,629
Plains All American Pipeline LP:
6.125% 1/15/17	1,880	1,601
6.65% 1/15/37	4,780	3,493
7.75% 10/15/12	1,389	1,399
Plains Exploration & Production Co.:
7% 3/15/17	4,400	3,718
7.625% 6/1/18	7,415	6,340
7.75% 6/15/15	6,000	5,430
Range Resources Corp. 7.375% 7/15/13	1,330	1,277
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	1,760	1,813
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (g)	791	692
6.332% 9/30/27 (g)	5,710	4,462
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	1,603	1,560
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (m)	6,610	4,462
Ship Finance International Ltd. 8.5% 12/15/13	10,070	7,502
Source Gas LLC 5.9% 4/1/17 (g)	2,088	1,565
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. 7.5% 2/1/18 (g)	$ 3,340	$ 3,156
Stone Energy Corp. 6.75% 12/15/14	5,580	2,567
Suncor Energy, Inc.:
6.1% 6/1/18	6,842	5,639
6.85% 6/1/39	6,550	4,765
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	1,810
Teekay Corp. 8.875% 7/15/11	10,030	9,529
Tennessee Gas Pipeline Co. 8% 2/1/16 (g)	825	811
TEPPCO Partners LP 5.9% 4/15/13	1,908	1,723
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	886
TransCanada PipeLines Ltd. 6.35% 5/15/67 (m)	1,397	845
Williams Companies, Inc.:
6.375% 10/1/10 (g)	4,195	4,132
7.625% 7/15/19	2,985	2,791
8.125% 3/15/12	6,285	6,191
XTO Energy, Inc.:
5% 1/31/15	1,031	957
5.65% 4/1/16	707	664
5.9% 8/1/12	2,623	2,600
6.5% 12/15/18	5,000	4,880
		259,643
TOTAL ENERGY		271,553
FINANCIALS - 3.3%
Capital Markets - 0.7%
Bear Stearns Companies, Inc.:
1.2625% 10/22/10 (m)	1,379	1,327
1.346% 8/21/09 (m)	689	678
1.3525% 7/16/09 (m)	339	335
2.4556% 9/9/09 (m)	749	737
3.25% 3/25/09	404	404
4.245% 1/7/10	717	703
4.5% 10/28/10	1,080	1,072
5.3% 10/30/15	689	635
5.85% 7/19/10	2,220	2,239
6.95% 8/10/12	11,066	11,454
BlackRock, Inc. 6.25% 9/15/17	1,810	1,721
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
5.25% 10/15/13	$ 3,478	$ 3,217
5.45% 11/1/12	2,220	2,140
5.95% 1/18/18	2,350	2,101
6.15% 4/1/18	1,161	1,055
6.6% 1/15/12	1,008	1,011
6.75% 10/1/37	8,835	6,282
6.875% 1/15/11	161	163
7.5% 2/15/19	11,036	10,931
Janus Capital Group, Inc. 6.5% 6/15/12	1,653	1,116
JPMorgan Chase Capital XX 6.55% 9/29/36	11,345	8,024
Lazard Group LLC:
6.85% 6/15/17	2,262	1,690
7.125% 5/15/15	811	616
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	3,781	3,375
6.15% 4/25/13	652	573
6.4% 8/28/17	1,830	1,440
6.875% 4/25/18	2,591	2,156
Morgan Stanley:
1.6475% 1/9/12 (m)	6,662	5,475
1.6975% 1/9/14 (m)	2,947	1,975
4.75% 4/1/14	468	392
5.05% 1/21/11	1,794	1,769
5.25% 11/2/12	144	135
5.45% 1/9/17	140	121
5.95% 12/28/17	324	286
6.6% 4/1/12	3,370	3,346
6.625% 4/1/18	806	744
6.75% 4/15/11	4,992	5,012
Northern Trust Corp. 5.5% 8/15/13	168	174
Nuveen Investments, Inc. 10.5% 11/15/15 (g)	6,070	1,396
Scotland International Finance No. 2 BV 7.7% 8/15/10 (g)	576	578
The Bank of New York, Inc. 4.95% 11/1/12	2,277	2,290
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
5.75% 4/25/18	$ 2,418	$ 2,114
5.875% 12/20/17	1,760	1,559
		94,561
Commercial Banks - 0.6%
American Express Bank FSB:
5.5% 4/16/13	2,410	2,281
6% 9/13/17	366	324
ANZ National International Ltd. 6.2% 7/19/13 (g)	647	626
Bank of America NA 6% 10/15/36	2,235	1,537
Bank One Corp.:
5.25% 1/30/13	548	532
7.875% 8/1/10	407	420
BB&T Corp. 6.5% 8/1/11	732	746
Chase Manhattan Corp. 7.875% 6/15/10	915	936
Credit Suisse First Boston 6% 2/15/18	9,961	9,037
Credit Suisse First Boston New York Branch 5% 5/15/13	10,815	10,441
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (g)(m)	3,570	2,820
Export-Import Bank of Korea:
5.125% 2/14/11	1,720	1,663
5.25% 2/10/14 (g)	333	299
5.5% 10/17/12	1,329	1,258
Fifth Third Bancorp:
4.5% 6/1/18	73	46
8.25% 3/1/38	1,237	896
HBOS PLC 6.75% 5/21/18 (g)	408	328
HSBC Holdings PLC:
1.6125% 10/6/16 (m)	868	696
6.5% 5/2/36	6,610	5,847
6.5% 9/15/37	8,400	7,311
JPMorgan Chase Bank 6% 10/1/17	1,234	1,168
KeyBank NA:
5.8% 7/1/14	660	588
7% 2/1/11	662	654
Korea Development Bank:
3.875% 3/2/09	2,108	2,108
4.625% 9/16/10	1,080	1,051
4.75% 7/20/09	552	549
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (g)(m)	$ 547	$ 458
National City Bank, Cleveland:
4.15% 8/1/09	1,123	1,115
4.5% 3/15/10	1,734	1,723
PNC Funding Corp.:
1.3144% 1/31/12 (m)	3,525	2,804
7.5% 11/1/09	1,194	1,190
Rabobank Capital Funding Trust II 5.26% (g)(m)	335	144
Santander Issuances SA Unipersonal:
1.885% 6/20/16 (g)(m)	2,649	1,995
5.805% 6/20/16 (g)(m)	2,477	1,734
Sovereign Bank 2.88% 8/1/13 (m)	1,242	926
Standard Chartered Bank 6.4% 9/26/17 (g)	2,577	2,061
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(m)	1,728	778
Union Planters Corp. 7.75% 3/1/11	353	343
UnionBanCal Corp. 5.25% 12/16/13	390	364
Wachovia Bank NA 4.875% 2/1/15	829	740
Wachovia Corp.:
1.2244% 10/15/11 (m)	2,366	2,099
1.255% 4/23/12 (m)	320	276
2.2525% 12/1/09 (m)	640	632
5.625% 10/15/16	2,003	1,781
5.75% 6/15/17	1,728	1,621
Wells Fargo & Co.:
4.2% 1/15/10	1,552	1,550
5.625% 12/11/17	1,847	1,753
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	342	346
		80,595
Consumer Finance - 0.6%
American Express Credit Corp. 5.875% 5/2/13	343	315
Capital One Financial Corp. 2.4694% 9/10/09 (m)	1,931	1,859
Discover Financial Services:
2.6288% 6/11/10 (m)	2,370	2,100
6.45% 6/12/17	6,200	4,690
Ford Motor Credit Co. LLC:
5.5444% 4/15/09 (m)	17,355	15,967
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
8% 12/15/16	$ 11,965	$ 5,564
12% 5/15/15	6,990	4,159
General Electric Capital Corp. 5.625% 9/15/17	17,812	15,524
GMAC LLC:
7% 2/1/12 (g)	5,945	3,537
7.5% 12/31/13 (g)	1,762	740
8% 11/1/31 (g)	12,581	5,661
Household Finance Corp.:
6.375% 10/15/11	1,096	1,067
7% 5/15/12	276	274
HSBC Finance Corp.:
5.25% 1/14/11	771	757
5.25% 1/15/14	621	581
MBNA America Bank NA 7.125% 11/15/12 (g)	409	392
MBNA Corp. 7.5% 3/15/12	948	875
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (g)	2,501	2,350
ORIX Corp. 5.48% 11/22/11	227	157
SLM Corp.:
1.3194% 7/26/10 (m)	20,263	16,696
1.3894% 10/25/11 (m)	5,381	3,770
2.1963% 3/15/11 (m)	66	50
4.5% 7/26/10	2,889	2,284
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (g)	244	208
		89,577
Diversified Financial Services - 0.7%
Bank of America Corp. 7.4% 1/15/11	5,103	4,738
BP Capital Markets PLC 5.25% 11/7/13	13,466	14,308
BTM Curacao Holding NV 1.8975% 12/19/16 (g)(m)	1,709	1,320
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	9,335	7,375
CIT Group, Inc.:
1.3866% 6/8/09 (m)	690	660
4.75% 12/15/10	484	368
5.4% 2/13/12	1,447	1,092
Citigroup, Inc.:
1.3356% 5/18/11 (m)	1,656	1,385
5.3% 10/17/12	8,973	7,959
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
5.5% 4/11/13	$ 6,263	$ 5,671
6.125% 5/15/18	4,915	4,238
6.5% 1/18/11	770	726
6.5% 8/19/13	12,925	12,050
CME Group, Inc. 5.75% 2/15/14	2,601	2,618
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	12,399	12,765
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)	5,200	3,978
9% 6/1/16 (g)	5,690	4,524
ILFC E-Capital Trust I 5.9% 12/21/65 (g)(m)	1,765	353
International Lease Finance Corp.:
5.4% 2/15/12	1,688	1,089
6.375% 3/25/13	886	514
6.625% 11/15/13	1,603	914
JPMorgan Chase & Co.:
4.891% 9/1/15 (m)	1,608	1,291
5.6% 6/1/11	1,824	1,860
5.75% 1/2/13	1,306	1,290
6.75% 2/1/11	221	226
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (g)	165	153
NSG Holdings II, LLC 7.75% 12/15/25 (g)	6,750	5,400
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	642	424
5.5% 1/15/14 (g)	409	280
5.7% 4/15/17 (g)	999	640
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	1,908	1,402
ZFS Finance USA Trust I 6.15% 12/15/65 (g)(m)	1,369	602
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(m)	2,951	1,201
ZFS Finance USA Trust IV 5.875% 5/9/32 (g)(m)	1,473	568
		103,982
Insurance - 0.2%
Assurant, Inc.:
5.625% 2/15/14	1,126	930
6.75% 2/15/34	1,159	724
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	254
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)	$ 878	$ 544
HUB International Holdings, Inc. 9% 12/15/14 (g)	3,710	2,430
Jackson National Life Global Funding 5.375% 5/8/13 (g)	444	406
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	350	213
MetLife, Inc.:
5% 6/15/15	686	637
6.125% 12/1/11	583	584
7.717% 2/15/19	6,959	6,715
Metropolitan Life Global Funding I:
4.625% 8/19/10 (g)	1,944	1,893
5.125% 4/10/13 (g)	329	314
Monumental Global Funding II 5.65% 7/14/11 (g)	973	982
Monumental Global Funding III 5.5% 4/22/13 (g)	1,297	1,143
Pacific Life Global Funding 5.15% 4/15/13 (g)	1,995	1,946
Prudential Financial, Inc.:
5.15% 1/15/13	1,277	1,142
5.4% 6/13/35	266	157
5.5% 3/15/16	250	209
5.7% 12/14/36	226	138
8.875% 6/15/68 (m)	1,751	998
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(m)	1,969	925
Symetra Financial Corp. 6.125% 4/1/16 (g)	3,053	2,406
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	736	748
USI Holdings Corp. 5.1125% 11/15/14 (g)(m)	2,920	1,387
		27,825
Real Estate Investment Trusts - 0.4%
AMB Property LP 5.9% 8/15/13	1,520	1,053
Arden Realty LP 5.2% 9/1/11	789	795
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	191
5.5% 1/15/12	1,410	1,314
6.625% 9/15/11	482	465
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,819	1,753
5.625% 12/15/10	2,403	2,123
5.75% 4/1/12	1,095	602
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
BRE Properties, Inc.:
4.875% 5/15/10	$ 1,522	$ 1,432
5.75% 9/1/09	360	358
Camden Property Trust:
4.375% 1/15/10	871	784
5.375% 12/15/13	387	317
5.875% 11/30/12	1,743	1,499
Colonial Properties Trust 4.75% 2/1/10	3,330	3,184
CPG Partners LP 6% 1/15/13	599	532
Developers Diversified Realty Corp.:
4.625% 8/1/10	1,775	1,253
5% 5/3/10	1,320	924
5.25% 4/15/11	1,433	705
5.375% 10/15/12	757	363
Duke Realty LP:
4.625% 5/15/13	369	248
5.25% 1/15/10	267	255
5.4% 8/15/14	325	222
5.5% 3/1/16	2,930	1,829
5.625% 8/15/11	4,312	3,674
5.875% 8/15/12	67	51
Equity One, Inc.:
6% 9/15/17	503	332
6.25% 1/15/17	291	198
Federal Realty Investment Trust:
5.4% 12/1/13	243	185
6% 7/15/12	1,728	1,422
6.2% 1/15/17	365	277
Hospitality Properties Trust 5.625% 3/15/17	707	394
HRPT Properties Trust:
5.75% 11/1/15	524	346
6.25% 6/15/17	726	449
6.65% 1/15/18	364	232
Liberty Property LP:
5.125% 3/2/15	500	363
5.5% 12/15/16	876	604
Mack-Cali Realty LP:
5.05% 4/15/10	478	449
7.25% 3/15/09	1,718	1,715
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mack-Cali Realty LP: - continued
7.75% 2/15/11	$ 575	$ 541
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	3,712
Rouse Co.:
3.625% 3/15/09 (d)	10,830	3,520
5.375% 11/26/13 (d)	4,960	1,488
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)(g)	3,675	1,103
Senior Housing Properties Trust 8.625% 1/15/12	5,910	5,260
Simon Property Group LP:
4.6% 6/15/10	646	619
4.875% 8/15/10	397	380
5% 3/1/12	214	184
5.375% 6/1/11	366	341
5.6% 9/1/11	1,601	1,488
5.75% 5/1/12	746	649
7.75% 1/20/11	484	463
Tanger Properties LP 6.15% 11/15/15	14	10
Washington (REIT) 5.95% 6/15/11	2,143	1,867
		54,517
Real Estate Management & Development - 0.0%
ERP Operating LP 5.5% 10/1/12	261	238
Post Apartment Homes LP:
5.45% 6/1/12	798	670
6.3% 6/1/13	1,412	1,158
Regency Centers LP:
4.95% 4/15/14	360	263
5.25% 8/1/15	1,257	872
5.875% 6/15/17	622	432
		3,633
Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp.:
1.6863% 3/24/09 (m)	1,360	1,357
4.5% 6/15/10	282	274
5.8% 6/7/12	1,718	1,574
Countrywide Home Loans, Inc.:
4.125% 9/15/09	2,267	2,246
6.25% 4/15/09	358	359
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.:
3.585% 6/20/13 (m)	$ 1,793	$ 1,291
3.75% 4/1/14 (m)	2,485	1,665
4.9% 9/23/10	999	934
World Savings Bank FSB 4.125% 12/15/09	306	304
		10,004
TOTAL FINANCIALS		464,694
HEALTH CARE - 1.1%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	1,741	1,777
Health Care Equipment & Supplies - 0.2%
Accellent, Inc. 10.5% 12/1/13	9,830	7,127
Biomet, Inc.:
10% 10/15/17	6,820	6,820
11.625% 10/15/17	7,320	6,771
Fresenius US Finance II, Inc. 9% 7/15/15 (g)	3,140	3,203
		23,921
Health Care Providers & Services - 0.9%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (m)	5,075	1,269
Community Health Systems, Inc. 8.875% 7/15/15	6,435	6,081
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	673
6.3% 8/15/14	2,132	1,552
DaVita, Inc. 6.625% 3/15/13	20,205	19,700
HCA, Inc.:
8.75% 9/1/10	9,235	9,189
9.25% 11/15/16	25,720	23,598
9.875% 2/15/17 (g)	850	816
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	9,000	8,640
Rural/Metro Corp. 9.875% 3/15/15	4,835	3,868
Sun Healthcare Group, Inc. 9.125% 4/15/15	7,630	6,981
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (g)(m)	4,360	2,616
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	$ 6,460	$ 5,426
Tenet Healthcare Corp.:
6.5% 6/1/12	2,005	1,754
7.375% 2/1/13	1,250	1,063
9.25% 2/1/15	9,420	7,465
9.875% 7/1/14	4,690	3,717
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	8,112
US Oncology Holdings, Inc. 8.3344% 3/15/12 pay-in-kind (m)	8,242	4,093
Viant Holdings, Inc. 10.125% 7/15/17 (g)	10,489	5,245
		121,858
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	1,853	1,957
Bristol-Myers Squibb Co. 5.45% 5/1/18	1,728	1,763
Novartis Capital Corp. 4.125% 2/10/14	1,727	1,743
Roche Holdings, Inc. 5% 3/1/14 (g)	3,501	3,541
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	564	555
		9,559
TOTAL HEALTH CARE		157,115
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (g)	1,556	1,552
6.4% 12/15/11 (g)	482	499
Bombardier, Inc.:
6.3% 5/1/14 (g)	10,420	6,981
7.45% 5/1/34 (g)	2,340	1,369
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,746
7.625% 2/1/18	1,830	1,810
		15,957
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	44	43
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates: - continued
6.978% 10/1/12	$ 243	$ 225
7.024% 4/15/11	1,667	1,617
7.858% 4/1/13	3,201	2,769
AMR Corp. 10.2% 3/15/20	3,445	1,843
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	98	63
9.798% 4/1/21	6,354	3,447
6.648% 9/15/17	1,902	1,502
6.82% 5/1/18	130	99
6.9% 7/2/19	512	412
7.056% 3/15/11	1,036	1,005
7.339% 4/19/14	2,050	1,312
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	27,035	541
8.3% 12/15/29 (a)	15,711	314
10.375% 2/1/11 (a)	8,640	173
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	222	161
7.57% 11/18/10	6,419	5,873
7.779% 1/2/12	1,541	1,309
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,336	962
8.36% 7/20/20	910	701
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	333	238
6.071% 9/1/14	214	207
6.201% 3/1/10	136	129
6.602% 9/1/13	386	365
		25,310
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (m)	2,670	2,395
Masonite International Corp. 11% 4/6/15 (d)	6,000	120
Nortek, Inc. 10% 12/1/13	10,880	4,243
		6,758
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
ARAMARK Corp. 8.5% 2/1/15	$ 7,670	$ 6,980
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,378
Cenveo Corp. 10.5% 8/15/16 (g)	2,590	1,580
Iron Mountain, Inc.:
6.625% 1/1/16	7,000	6,510
7.75% 1/15/15	5,930	5,886
8.625% 4/1/13	370	370
		22,704
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	11,608	9,519
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	1,489	1,525
5.45% 10/15/12	3,609	3,693
6% 10/15/17	1,726	1,738
6.55% 10/15/37	3,560	3,539
General Electric Co. 5.25% 12/6/17	19,778	18,203
		28,698
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (g)	360	342
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	606
		948
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13	920	918
7.75% 10/1/16	1,800	1,778
		2,696
Road & Rail - 0.0%
Kansas City Southern Railway Co. 8% 6/1/15	2,450	2,230
Trading Companies & Distributors - 0.1%
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	9,330	6,998
TOTAL INDUSTRIALS		121,818
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.95% 2/15/19	$ 2,070	$ 2,001
5.9% 2/15/39	331	308
Lucent Technologies, Inc. 6.45% 3/15/29	10,065	3,422
Nortel Networks Corp.:
10.125% 7/15/13 (d)	7,880	1,024
10.75% 7/15/16 (d)(g)	4,900	662
		7,417
Electronic Equipment & Components - 0.1%
Itron, Inc. 7.75% 5/15/12	860	761
Tyco Electronics Group SA:
5.95% 1/15/14	1,738	1,504
6% 10/1/12	2,284	2,013
6.55% 10/1/17	1,390	1,048
7.125% 10/1/37	1,952	1,274
		6,600
IT Services - 0.1%
Lender Processing Services, Inc. 8.125% 7/1/16	1,760	1,760
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	9,853
10.625% 5/15/15 (g)	8,415	7,132
		18,745
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	944	875
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Finance Ltd. 10.125% 12/1/13	8,150	6,866
Freescale Semiconductor, Inc.:
8.875% 12/15/14	10,770	1,831
9.875% 12/15/14 pay-in-kind (m)	32,920	1,463
National Semiconductor Corp.:
2.2463% 6/15/10 (m)	2,354	2,045
6.15% 6/15/12	874	685
NXP BV 7.875% 10/15/14	8,000	1,560
Spansion LLC 11.25% 1/15/16 (d)(g)	7,320	174
		14,624
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)	$ 1,300	$ 208
TOTAL INFORMATION TECHNOLOGY		48,469
MATERIALS - 0.7%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	5,105	4,468
Airgas, Inc. 7.125% 10/1/18 (g)	2,190	2,015
E.I. du Pont de Nemours & Co. 5% 1/15/13	278	284
Georgia Gulf Corp.:
9.5% 10/15/14	6,440	837
10.75% 10/15/16	885	27
Koppers, Inc. 9.875% 10/15/13	722	673
Lubrizol Corp. 8.875% 2/1/19	547	561
MacDermid, Inc. 9.5% 4/15/17 (g)	740	292
Momentive Performance Materials, Inc.:
9.75% 12/1/14	3,670	1,431
10.875% 12/1/14 pay-in-kind (m)	199	47
		10,635
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,080	771
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. 8.875% 9/15/14	10,450	6,166
BWAY Corp. 10% 10/15/10	840	785
Crown Americas LLC/Crown Americas Capital Corp.:
7.625% 11/15/13	4,000	4,010
7.75% 11/15/15	4,000	4,030
Owens-Brockway Glass Container, Inc. 6.75% 12/1/14	2,390	2,271
Owens-Illinois, Inc.:
7.5% 5/15/10	770	782
7.8% 5/15/18	350	336
Pactiv Corp.:
5.875% 7/15/12	1,009	938
6.4% 1/15/18	1,030	840
Sealed Air Corp. 6.95% 5/15/09 (g)	383	385
		20,543
Metals & Mining - 0.4%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	1,164	1,190
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	$ 1,179	$ 1,214
FMG Finance Property Ltd. 10.625% 9/1/16 (g)	7,000	5,880
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	13,725	11,735
Noranda Aluminium Holding Corp. 8.345% 11/15/14 pay-in-kind (m)	3,500	525
Nucor Corp.:
5.85% 6/1/18	5,135	5,120
6.4% 12/1/37	4,120	3,948
Rio Tinto Finance Ltd.:
5.875% 7/15/13	7,256	6,596
6.5% 7/15/18	6,714	5,932
7.125% 7/15/28	7,050	5,789
Steel Dynamics, Inc.:
7.375% 11/1/12	3,005	2,584
7.75% 4/15/16 (g)	8,205	6,359
United States Steel Corp.:
5.65% 6/1/13	874	715
6.65% 6/1/37	4,975	3,289
Vale Overseas Ltd. 6.25% 1/23/17	1,368	1,317
		62,193
Paper & Forest Products - 0.0%
Catalyst Paper Corp. 7.375% 3/1/14	4,268	1,494
International Paper Co.:
5.85% 10/30/12	88	78
7.4% 6/15/14	1,525	1,227
		2,799
TOTAL MATERIALS		96,941
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	1,523	1,625
AT&T, Inc.:
5.8% 2/15/19	5,178	5,028
6.3% 1/15/38	9,775	8,781
6.7% 11/15/13	691	731
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
6.8% 5/15/36	$ 13,429	$ 12,968
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,845	1,852
BellSouth Corp. 6.55% 6/15/34	4,075	3,775
British Telecommunications PLC:
8.625% 12/15/10	1,601	1,668
9.125% 12/15/30	3,080	2,937
Deutsche Telekom International Financial BV:
5.25% 7/22/13	1,443	1,448
6.75% 8/20/18	4,408	4,509
Intelsat Corp. 9.25% 8/15/14 (g)	5,190	4,879
Intelsat Ltd. 11.25% 6/15/16	14,660	13,854
Level 3 Financing, Inc. 9.25% 11/1/14	8,960	5,690
SBC Communications, Inc.:
5.1% 9/15/14	1,278	1,267
5.875% 2/1/12	1,610	1,664
5.875% 8/15/12	576	598
Sprint Capital Corp.:
6.875% 11/15/28	12,338	6,817
6.9% 5/1/19	17,010	11,057
8.375% 3/15/12	7,330	5,937
Telecom Italia Capital SA:
4% 1/15/10	2,881	2,831
4.95% 9/30/14	1,890	1,628
5.25% 10/1/15	9,507	8,020
6.999% 6/4/18	6,391	5,768
7.2% 7/18/36	3,550	2,878
7.721% 6/4/38	1,777	1,530
Telefonica Emisiones SAU:
1.555% 2/4/13 (m)	1,416	1,217
6.421% 6/20/16	684	695
7.045% 6/20/36	8,220	8,380
Telefonos de Mexico SA de CV 4.75% 1/27/10	3,654	3,691
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	1,890
6.25% 4/1/37	3,729	3,432
6.4% 2/15/38	6,365	5,972
6.9% 4/15/38	8,315	8,268
Verizon Global Funding Corp. 7.25% 12/1/10	1,615	1,705
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New England, Inc. 6.5% 9/15/11	$ 525	$ 540
Verizon New York, Inc. 6.875% 4/1/12	1,563	1,597
		157,127
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
4.125% 3/1/09	716	716
5.625% 11/15/17	1,066	991
Cricket Communications, Inc.:
9.375% 11/1/14	660	602
10% 7/15/15 (g)	4,320	3,974
Crown Castle International Corp. 9% 1/15/15	2,955	2,881
Digicel Group Ltd.:
8.875% 1/15/15 (g)	13,560	9,899
9.25% 9/1/12 (g)	4,120	3,708
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 7.625% 5/15/16	8,200	7,872
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)	6,745	6,189
11.5% 6/15/16 (g)	665	617
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (g)	2,055	1,957
8.875% 1/15/15 (g)	9,980	9,281
8.875% 1/15/15 (g)	870	807
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)	1,510	906
Rogers Communications, Inc. 6.8% 8/15/18	4,480	4,485
Verizon Wireless Capital LLC:
5.55% 2/1/14 (g)	7,589	7,545
8.5% 11/15/18 (g)	7,074	7,963
Vodafone Group PLC:
5% 12/16/13	1,353	1,357
5.5% 6/15/11	1,626	1,649
7.75% 2/15/10	1,089	1,132
		74,531
TOTAL TELECOMMUNICATION SERVICES		231,658
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 1.3%
Electric Utilities - 0.9%
AmerenUE 6.4% 6/15/17	$ 1,760	$ 1,717
Appalachian Power Co. 6.375% 4/1/36	6,000	5,263
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	2,423	2,307
8.875% 11/15/18	6,537	7,222
Commonwealth Edison Co. 5.4% 12/15/11	1,027	1,044
Duke Energy Carolinas LLC:
6.05% 4/15/38	2,510	2,592
7% 11/15/18	3,449	3,939
EDP Finance BV:
5.375% 11/2/12 (g)	1,175	1,155
6% 2/2/18 (g)	2,160	2,006
Enel Finance International SA:
5.7% 1/15/13 (g)	491	486
6.8% 9/15/37 (g)	10,928	8,765
Energy Future Holdings 10.875% 11/1/17	23,170	13,786
Exelon Corp.:
4.9% 6/15/15	1,885	1,618
6.75% 5/1/11	392	392
FirstEnergy Corp. 6.45% 11/15/11	1,163	1,162
Florida Power Corp.:
5.65% 6/15/18	2,710	2,780
6.4% 6/15/38	6,435	6,764
FPL Group Capital, Inc. 7.875% 12/15/15	911	1,030
Illinois Power Co. 6.125% 11/15/17	243	229
Intergen NV 9% 6/30/17 (g)	9,645	9,066
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)	3,625	3,335
Jersey Central Power & Light Co. 7.35% 2/1/19	1,039	1,043
Mirant Americas Generation LLC 8.3% 5/1/11	6,000	5,865
Nevada Power Co.:
6.5% 5/15/18	5,100	4,815
6.5% 8/1/18	925	873
Oncor Electric Delivery Co. 6.375% 5/1/12	1,609	1,608
Oncor Electric Delivery Co. LLC 5.95% 9/1/13 (g)	2,131	2,091
Pacific Gas & Electric Co. 5.8% 3/1/37	3,230	3,111
PacifiCorp 6% 1/15/39	710	702
PECO Energy Co. 5.6% 10/15/13	6,150	6,304
Pennsylvania Electric Co. 6.05% 9/1/17	450	412
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc.:
4% 5/15/10	$ 1,314	$ 1,284
6.125% 6/1/17	353	313
6.45% 8/15/12	2,198	2,146
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)	3,512	2,107
Progress Energy, Inc. 7.1% 3/1/11	1,994	2,048
Sierra Pacific Power Co. 5.45% 9/1/13	919	889
Tampa Electric Co. 6.15% 5/15/37	3,871	3,267
West Penn Power Co. 5.95% 12/15/17 (g)	185	164
Wisconsin Electric Power Co. 6.25% 12/1/15	1,775	1,886
		117,586
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	222
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,827	1,890
		2,112
Independent Power Producers & Energy Traders - 0.2%
AES Corp. 7.75% 10/15/15	4,660	4,078
Constellation Energy Group, Inc. 7% 4/1/12	3,797	3,696
Duke Capital LLC 5.668% 8/15/14	1,211	1,118
Enron Corp.:
6.4% 7/15/06 (d)	3,600	9
6.625% 11/15/05 (d)	2,155	5
6.75% 9/1/04 (d)	1,425	7
9.125% 4/1/03 (d)	4,315	11
Exelon Generation Co. LLC 5.35% 1/15/14	900	831
NRG Energy, Inc. 7.375% 2/1/16	13,560	12,679
Reliant Energy, Inc. 6.75% 12/15/14	9,645	8,584
		31,018
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,053	859
Dominion Resources, Inc.:
4.75% 12/15/10	2,316	2,330
6.3% 9/30/66 (m)	12,212	7,205
7.5% 6/30/66 (m)	2,999	1,949
DTE Energy Co. 7.05% 6/1/11	580	585
KeySpan Corp. 7.625% 11/15/10	291	303
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	$ 1,721	$ 1,773
6.5% 9/15/37	6,515	6,282
National Grid PLC 6.3% 8/1/16	870	831
NiSource Finance Corp.:
5.25% 9/15/17	497	366
5.4% 7/15/14	794	623
5.45% 9/15/20	2,082	1,426
6.4% 3/15/18	912	716
6.8% 1/15/19	4,000	3,137
7.875% 11/15/10	602	590
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	3,636	2,218
WPS Resources Corp. 6.11% 12/1/66 (m)	520	276
		31,469
TOTAL UTILITIES		182,185
TOTAL NONCONVERTIBLE BONDS		1,909,480
TOTAL CORPORATE BONDS (Cost $2,408,069)		1,981,099
U.S. Government and Government Agency Obligations - 5.4%

U.S. Government Agency Obligations - 1.9%
Fannie Mae:
3.375% 5/19/11	173,673	180,537
3.625% 8/15/11	14,335	15,051
4.375% 7/17/13	20,070	21,541
6% 5/15/11 (j)	38,785	42,444
Freddie Mac 5.25% 7/18/11 (j)	1,950	2,113
Tennessee Valley Authority 5.375% 4/1/56	5,573	6,045
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		267,731
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	11,940	11,618
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
1.625% 1/15/15 (j)	$ 33,042	$ 31,835
1.625% 1/15/18	12,046	11,471
2% 4/15/12	7,369	7,414
2% 1/15/14 (j)	154,758	154,090
2% 1/15/14 (j)	15,969	15,900
2.375% 1/15/27	46,928	45,505
2.5% 7/15/16	140,585	140,945
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		418,778
U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.1% 3/12/09 to 4/2/09	23,250	23,248
U.S. Treasury Notes:
1.875% 2/28/14	2,772	2,753
3.75% 11/15/18	11,123	11,786
3.875% 5/15/18	24,000	25,710
TOTAL U.S. TREASURY OBLIGATIONS		63,497
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $750,415)		750,006
U.S. Government Agency - Mortgage Securities - 8.0%

Fannie Mae - 4.9%
4.5% 2/1/39 to 3/1/39 (i)	33,000	33,114
5% 12/1/25 to 10/1/38	168,833	172,197
5% 3/12/39 (h)	40,000	40,694
5% 3/12/39 (h)	49,000	49,850
5% 3/12/39 (h)	33,000	33,572
5.5% 1/1/33 to 7/1/38 (i)	186,662	192,002
5.593% 7/1/37 (m)	1,476	1,523
6% 6/1/30 to 7/1/37	105,112	109,367
6% 3/12/39 (h)(i)	2,000	2,066
6% 4/13/39 (h)	2,000	2,061
6.013% 4/1/36 (m)	1,116	1,160
6.118% 4/1/36 (m)	2,536	2,638
6.243% 6/1/36 (m)	399	405
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.328% 4/1/36 (m)	$ 1,104	$ 1,149
6.5% 11/1/29 to 1/1/36 (i)	41,472	43,781
TOTAL FANNIE MAE		685,579
Freddie Mac - 1.2%
5% 3/1/19 to 7/1/38	120,770	123,416
5.694% 10/1/35 (m)	716	746
5.86% 6/1/36 (m)	1,266	1,313
5.977% 6/1/36 (m)	1,152	1,196
6% 11/1/33 to 9/1/35	9,676	10,072
6.101% 6/1/36 (m)	1,232	1,282
6.5% 11/1/34 to 3/1/36	22,183	23,388
TOTAL FREDDIE MAC		161,413
Government National Mortgage Association - 1.9%
5.5% 9/20/38	572	588
5.5% 3/18/39 (h)	6,000	6,153
5.5% 3/18/39 (h)	44,000	45,192
5.5% 3/18/39 (h)	3,000	3,076
5.5% 3/18/39 (h)	61,000	62,652
5.5% 3/18/39 (h)	44,000	45,192
5.5% 3/18/39 (h)	4,000	4,102
5.5% 3/18/39 (h)	4,000	4,102
5.5% 3/18/39 (h)	68,000	69,842
6% 2/15/34	14,157	14,758
6.5% 3/15/34	7,761	8,161
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		263,818
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,091,460)		1,110,810
Asset-Backed Securities - 1.1%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (m)	77	27
Series 2005-1 Class M1, 0.9438% 4/25/35 (m)	1,416	835
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (m)	633	5
Class M8, 1.3238% 7/25/36 (m)	314	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Series 2006-NC2: - continued
Class M9, 2.1738% 7/25/36 (m)	$ 207	$ 1
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (m)	0*	0*
Class M2, 3.0988% 6/25/33 (m)	94	66
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (m)	225	200
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (m)	472	205
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (m)	199	163
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (m)	26	24
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (m)	275	8
Class M4, 0.8738% 5/25/36 (m)	233	5
Class M5, 0.9138% 5/25/36 (m)	338	5
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (m)	129	5
Class M5, 0.8638% 4/25/36 (m)	123	4
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.5% 9/20/13 (m)	3,170	2,291
Series 2006-A7 Class A7, 0.49% 10/20/12 (m)	3,470	2,776
Series 2006-C1 Class C1, 0.95% 10/20/14 (m)	903	63
Series 2007-A1 Class A, 0.52% 1/20/15 (m)	2,330	1,734
Series 2007-A4 Class A4, 0.5% 4/22/13 (m)	3,311	2,450
Series 2007-B1 Class B, 0.72% 12/22/14 (m)	1,912	287
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (g)(m)	742	732
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (g)(m)	188	171
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	429	426
Ameriquest Mortgage Securities, Inc. Series 2006-M3:
Class A2A, 0.5238% 10/25/36 (m)	112	108
Class M7, 1.3238% 10/25/36 (m)	136	0*
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (m)	123	78
Series 2004-R10 Class M1, 1.1738% 11/25/34 (m)	515	229
Series 2004-R11 Class M1, 1.1338% 11/25/34 (m)	443	217
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (m)	195	149
Class M3, 1.0238% 4/25/34 (m)	128	49
Series 2005-R1 Class M1, 0.9238% 3/25/35 (m)	715	417
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (m)	649	445
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2005-R2 Class M1, 0.9238% 4/25/35 (m)	$ 1,567	$ 902
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (m)	137	69
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (m)	574	2
Series 2006-M2 Class M7, 1.3738% 9/25/36 (m)	525	0*
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (m)	36	7
Series 2004-W11 Class M2, 1.1738% 11/25/34 (m)	426	158
Series 2004-W5 Class M1, 1.0738% 4/25/34 (m)	516	303
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (m)	451	143
Class M2, 1.0738% 5/25/34 (m)	394	213
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (m)	1,178	415
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (m)	989	12
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (m)	1,089	527
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (m)	185	82
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (m)	407	212
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (m)	2,026	878
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (m)	179	71
Class M2, 1.5938% 6/25/34 (m)	316	198
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (m)	316	122
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (m)	313	4
Class M9, 2.6238% 11/25/36 (m)	835	4
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (d)(g)(m)	2,584	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (m)	2,606	2,343
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (m)	246	150
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (m)	488	304
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (m)	83	60
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (m)	735	334
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (m)	1,159	384
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities I Trust: - continued
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (m)	$ 397	$ 304
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.6238% 8/25/36 (m)	2,314	1,975
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (m)	1,744	1,559
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (m)	592	509
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 0.83% 6/15/10 (m)	479	471
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (m)	290	270
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (g)(m)	2,208	1,589
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (g)(m)	347	87
Class B, 1.22% 7/20/39 (g)(m)	200	28
Class C, 1.57% 7/20/39 (g)(m)	258	23
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (m)	4,366	210
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (m)	323	6
Series 2006-NC4 Class M1, 0.7738% 10/25/36 (m)	2,570	101
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (m)	141	4
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (m)	1,368	331
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (g)(m)	207	150
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (m)	403	363
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	259	129
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (g)(m)	290	197
Series 2005-HE4 Class A2C, 0.7438% 10/25/35 (m)	4,764	4,060
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (m)	574	7
Series 2006-WF2 Class A2B, 5.735% 5/25/36	696	683
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (m)	581	22
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (g)(m)	993	978
Class B, 0.735% 7/15/12 (g)(m)	993	937
Countrywide Asset-Backed Certificates Trust:
Series 2007-5 Class 2A1, 0.5738% 4/25/29 (m)	10,474	9,065
Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (m)	385	328
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	251	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (m)	$ 39	$ 21
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (m)	145	78
Class M1, 0.9738% 6/25/34 (m)	502	330
Class M4, 1.4438% 4/25/34 (m)	121	57
Series 2004-4:
Class A, 0.8438% 8/25/34 (m)	32	15
Class M2, 1.0038% 6/25/34 (m)	446	295
Series 2005-1:
Class M1, 0.8938% 8/25/35 (m)	389	281
Class MV2, 0.9138% 7/25/35 (m)	1,073	749
Series 2005-3 Class MV1, 0.8938% 8/25/35 (m)	1,882	1,640
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (m)	360	298
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (g)	116	106
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (m)	1,615	1,602
Series 2006-2 Class B1, 0.575% 1/17/12 (m)	2,208	1,978
Series 2007-1 Class B, 0.555% 8/15/12 (m)	2,208	1,725
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (m)	30	15
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (m)	221	55
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (m)	3,417	963
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (m)	17	9
Series 2005-FF9 Class A3, 0.7538% 10/25/35 (m)	5,224	4,031
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (m)	370	339
Series 2006-FF14 Class A2, 0.5338% 10/25/36 (m)	3,646	2,951
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (g)	134	132
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (m)	1,537	1,076
Series 2006-4 Class B, 1.005% 6/15/13 (m)	587	296
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (m)	55	16
Class M2, 1.2238% 2/25/34 (m)	94	60
Series 2004-A Class M1, 1.2988% 1/25/34 (m)	912	487
Series 2005-A:
Class M1, 0.9038% 1/25/35 (m)	79	73
Class M2, 0.9338% 1/25/35 (m)	1,333	487
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2005-A:
Class M3, 0.9638% 1/25/35 (m)	$ 720	$ 308
Class M4, 1.1538% 1/25/35 (m)	276	135
Series 2006-A:
Class M4, 0.8738% 5/25/36 (m)	687	9
Class M5, 0.9738% 5/25/36 (m)	368	5
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (g)(m)	1,788	1,205
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (g)(m)	273	169
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (m)	676	473
Class C, 0.7013% 9/17/12 (m)	525	341
Series 2007-1 Class C, 0.7313% 3/15/13 (m)	3,603	2,378
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (m)	473	230
Series 2003-FM1 Class M1, 1.7% 3/20/33 (m)	909	551
Series 2004-AR1 Class M1, 1.1238% 6/25/34 (m)	1,665	633
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (m)	309	166
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (m)	796	458
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (m)	436	142
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (m)	691	33
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (m)	12	6
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (m)	269	249
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (m)	327	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (g)(m)	501	225
Series 2006-3:
Class B, 0.8738% 9/25/46 (g)(m)	497	80
Class C, 1.0238% 9/25/46 (g)(m)	1,159	139
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (g)(m)	2,674	1,364
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (m)	0*	0*
Series 2003-3 Class M1, 1.7638% 8/25/33 (m)	759	346
Series 2003-4 Class M1, 1.6738% 10/25/33 (m)	225	100
Series 2003-5:
Class A2, 1.1738% 12/25/33 (m)	25	7
Class M1, 1.5238% 12/25/33 (m)	260	156
Series 2003-7 Class A2, 1.2338% 3/25/34 (m)	1	0*
Series 2003-8 Class M1, 1.5538% 4/25/34 (m)	395	183
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2004-3 Class M2, 2.1738% 8/25/34 (m)	$ 258	$ 157
Series 2004-7 Class A3, 0.8638% 1/25/35 (m)	0*	0*
Series 2005-1 Class M1, 0.9038% 5/25/35 (m)	990	885
Series 2005-3 Class M1, 0.8838% 8/25/35 (m)	677	605
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (m)	303	268
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (m)	2,771	1,913
Series 2006-7 Class M4, 0.8538% 1/25/37 (m)	871	4
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (m)	214	130
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (m)	1,708	1,517
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (m)	587	310
Class M2, 0.8494% 1/20/35 (m)	440	216
Series 2005-3 Class A1, 0.6194% 1/20/35 (m)	309	165
Series 2006-2:
Class M1, 0.74% 3/20/36 (m)	484	253
Class M2, 0.76% 3/20/36 (m)	800	393
Series 2006-3 Class A1V, 0.55% 3/20/36 (m)	528	504
Series 2007-2 Class A3V, 0.69% 7/21/36 (m)	440	194
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (m)	940	282
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7738% 7/25/36 (m)	2,355	64
Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (m)	944	401
Class MV1, 0.7038% 11/25/36 (m)	767	78
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (m)	842	654
Series 2006-A Class 2A1, 1.4963% 9/27/21 (m)	572	557
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (g)(m)	204	2
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (m)	1,611	725
Series 2004-2:
Class M1, 1.0038% 6/25/34 (m)	472	249
Class M2, 1.5538% 6/25/34 (m)	335	256
Series 2006-2 Class 2A2, 0.6038% 3/25/36 (m)	362	356
Series 2006-9 Class M4, 0.8438% 11/25/36 (m)	276	1
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (m)	341	12
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust: - continued
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (m)	$ 160	$ 0*
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (m)	596	25
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (g)(m)	3,365	3,080
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (m)	452	290
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (m)	124	86
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (m)	1,975	1,400
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (m)	1,289	593
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (m)	33	19
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (m)	400	226
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (m)	309	179
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (m)	44	8
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (m)	782	376
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (m)	370	179
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (m)	335	114
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (m)	303	103
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (m)	388	187
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (m)	172	0*
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (m)	417	394
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (m)	258	3
Class M6, 0.9238% 6/25/36 (m)	129	1
Series 2007-HE2:
Class A2A, 0.5138% 1/25/37 (m)	86	69
Class M1, 0.7238% 1/25/37 (m)	3,030	72
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (m)	84	56
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (m)	45	36
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (m)	20	6
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (m)	78	64
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (m)	493	278
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (g)(m)	421	242
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (m)	26	5
Class M1, 1.5538% 8/25/32 (m)	48	22
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (m)	310	152
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (m)	258	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Home Equity Loans Trust: - continued
Series 2007-2 Class A1, 0.5738% 4/25/37 (m)	$ 687	$ 522
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.5238% 11/25/36 (m)	267	246
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (m)	954	896
Series 2006-4 Class A1, 0.5038% 3/25/25 (m)	777	694
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (m)	887	496
Series 2005-4 Class M2, 0.9838% 9/25/35 (m)	1,083	161
Series 2005-D Class M2, 0.9438% 2/25/36 (m)	226	15
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	201	175
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (m)	738	4
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (m)	632	572
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (g)(m)	430	150
Series 2006-1A Class A, 1.87% 3/20/11 (g)(m)	893	357
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 1.1238% 11/25/34 (m)	261	164
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (m)	147	130
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (m)	205	184
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (m)	211	121
Class M3, 1.7238% 9/25/34 (m)	405	91
Class M4, 1.9238% 9/25/34 (m)	519	55
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (m)	304	50
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (m)	883	646
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (m)	1,221	717
Class M3, 1.2138% 2/25/35 (m)	151	61
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (m)	586	335
Class M3, 1.0338% 1/25/35 (m)	363	144
Class M4, 1.3038% 1/25/35 (m)	1,120	173
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (m)	1,328	52
Class M9, 2.3538% 5/25/35 (m)	449	13
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.5438% 9/25/36 (m)	$ 1,548	$ 1,479
Class M4, 0.8338% 9/25/36 (m)	1,295	8
Class M5, 0.8638% 9/25/36 (m)	645	3
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (g)(m)	2,758	1,186
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (m)	300	264
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (m)	4	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (m)	1,435	682
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.5538% 8/25/36 (m)	995	618
Series 2007-NC1 Class A2A, 0.5238% 12/25/36 (m)	632	500
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (g)(m)	815	612
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (m)	966	435
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	138	136
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (g)(m)	1,313	1,116
Class C, 0.835% 8/15/11 (g)(m)	599	449
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (m)	178	116
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (m)	69	28
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (m)	104	46
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (m)	2	0*
Series 2007-BC4 Class A3, 0.6394% 11/25/37 (m)	8,864	7,243
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (g)(m)	993	289
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (m)	1,217	922
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (m)	3,992	3,214
Class B, 0.7413% 9/15/11 (m)	2,986	1,194
Series 2007-AE1:
Class A, 0.555% 1/15/12 (m)	743	520
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Superior Wholesale Inventory Financing Trust: - continued
Series 2007-AE1:
Class B, 0.755% 1/15/12 (m)	$ 646	$ 259
Class C, 1.055% 1/15/12 (m)	803	241
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.555% 6/15/12 (m)	2,182	1,571
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (m)	22	5
Series 2003-6HE Class A1, 0.9438% 11/25/33 (m)	28	9
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (g)(m)	2,148	2,043
Series 2006-2:
Class B, 0.605% 10/17/11 (m)	2,600	2,275
Class C, 0.805% 10/17/11 (m)	2,443	1,974
Series 2007-1 Class C, 0.8313% 6/15/12 (m)	2,785	1,792
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	674	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (m)	458	8
Class M7, 1.2738% 10/25/36 (m)	331	4
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (g)(m)	4,170	3,972
Series 2006-C2A Class C2, 0.955% 8/15/15 (g)(m)	5,315	2,309
Series 2006-C3A Class C3A, 0.835% 10/15/13 (g)(m)	3,720	3,002
Series 2007-A4A Class A4, 5.2% 10/15/14 (g)	2,615	2,340
Series 2007-C1 Class C1, 0.855% 5/15/14 (g)(m)	3,237	1,904
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	6	0*
Series 2006-2 Class A2, 0.5738% 7/25/36 (m)	842	761
Series 2007-2 Class A1, 0.5638% 4/25/37 (m)	543	448
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	14	14
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (g)(m)	1,358	163
TOTAL ASSET-BACKED SECURITIES (Cost $167,287)		149,518
Collateralized Mortgage Obligations - 0.8%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.7%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (g)(m)	$ 508	$ 381
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (g)(m)	1,789	1,669
Class 2M, 1.4375% 2/17/52 (g)(m)	1,216	1,093
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (g)(m)	1,142	485
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.2046% 9/25/33 (m)	508	404
Series 2003-J Class 2A2, 5.2918% 11/25/33 (m)	410	332
Series 2003-K Class 1A1, 5.2035% 12/25/33 (m)	51	42
Series 2003-L Class 2A1, 5.3147% 1/25/34 (m)	829	644
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (m)	1,247	970
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (m)	280	229
Class 2A2, 5.1951% 2/25/34 (m)	1,014	826
Series 2004-B:
Class 1A1, 6.433% 3/25/34 (m)	57	43
Class 2A2, 4.0864% 3/25/34 (m)	453	339
Series 2004-C Class 1A1, 5.971% 4/25/34 (m)	101	80
Series 2004-D Class 2A1, 3.6163% 5/25/34 (m)	160	123
Series 2004-F Class 2A6, 4.1429% 7/25/34 (m)	671	656
Series 2004-J Class 2A1, 4.7597% 11/25/34 (m)	560	436
Series 2004-L Class 2A1, 4.3695% 1/25/35 (m)	647	494
Series 2005-H Class 1A1, 5.3329% 9/25/35 (m)	158	114
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(m)(o)	43,449	3,628
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9867% 8/25/33 (m)	1,348	919
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (m)	2,336	1,154
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (m)	433	240
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (m)	551	279
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (m)	628	471
Series 2007-A2 Class 2A1, 5.1795% 7/25/37 (m)	6,364	5,148
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.9419% 8/25/34 (m)	1,442	1,167
Class A4, 4.399% 8/25/34 (m)	1,327	1,062
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (m)	78	74
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2003-46 Class 4A1, 4.698% 1/19/34 (m)	$ 13,150	$ 10,211
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (m)	44	22
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (m)	96	45
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (m)	21	9
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (m)	352	168
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (m)	558	267
Class 5A2, 0.7938% 1/25/36 (m)	251	101
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (m)	88	39
Class 6M2, 0.9538% 6/25/35 (m)	1,120	274
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (m)	416	211
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (m)	132	65
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (m)	328	186
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (m)	12	7
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (m)	25	13
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (m)	120	60
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (m)	36	16
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (m)	23	13
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (m)	2,608	1,355
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (m)	539	439
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (m)	43	27
Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (m)	2,314	1,781
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (g)(m)	2,170	1,665
Class C2, 1.6125% 10/18/54 (g)(m)	727	364
Class M2, 1.3925% 10/18/54 (g)(m)	1,247	806
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (g)(m)	1,862	870
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (g)(m)	2,364	1,024
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (g)(m)	4,563	319
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2 Class C1, 0.94% 12/20/54 (m)	$ 4,063	$ 406
Series 2006-3 Class C2, 0.97% 12/20/54 (m)	853	53
Series 2006-4:
Class B1, 0.56% 12/20/54 (m)	2,283	457
Class C1, 0.85% 12/20/54 (m)	1,396	98
Class M1, 0.64% 12/20/54 (m)	601	90
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (m)	1,410	141
Class 1M1, 0.62% 12/20/54 (m)	917	138
Class 2C1, 0.9% 12/20/54 (m)	644	64
Class 2M1, 0.72% 12/20/54 (m)	1,178	188
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (m)	1,632	163
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (m)	327	82
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.9133% 9/25/34 (m)	290	193
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (m)	570	392
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (m)	323	145
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (g)(m)	462	324
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (m)	1,485	846
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (m)	119	67
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (m)	199	118
Series 2005-1:
Class M4, 1.2238% 4/25/35 (m)	24	4
Class M5, 1.2438% 4/25/35 (m)	24	3
Class M6, 1.2938% 4/25/35 (m)	38	5
Series 2005-3 Class A1, 0.7138% 8/25/35 (m)	472	239
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (m)	147	5
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (m)	128	10
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9482% 8/25/36 (m)	1,917	1,144
Series 2004-A1 Class 2A1, 4.4964% 2/25/34 (m)	1,131	930
Series 2004-A3 Class 4A1, 4.2896% 7/25/34 (m)	2,966	2,444
Series 2004-A5 Class 2A1, 4.6116% 12/25/34 (m)	1,884	1,533
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (m)	5,097	4,374
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (g)(m)	$ 377	$ 192
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (m)	56	35
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (m)	1,083	523
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (m)	1,363	572
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (g)(m)	158	87
Class C, 0.645% 6/15/22 (g)(m)	967	483
Class D, 0.655% 6/15/22 (g)(m)	372	167
Class E, 0.665% 6/15/22 (g)(m)	595	238
Class F, 0.695% 6/15/22 (g)(m)	1,073	375
Class G, 0.765% 6/15/22 (g)(m)	223	67
Class H, 0.785% 6/15/22 (g)(m)	447	112
Class J, 0.825% 6/15/22 (g)(m)	521	104
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (m)	169	98
Series 2003-B Class A1, 0.8138% 4/25/28 (m)	180	105
Series 2003-D Class A, 0.7838% 8/25/28 (m)	152	98
Series 2003-E Class A2, 2.0813% 10/25/28 (m)	254	152
Series 2003-F Class A2, 3.805% 10/25/28 (m)	204	122
Series 2004-A Class A2, 3.715% 4/25/29 (m)	235	145
Series 2004-B Class A2, 2.8388% 6/25/29 (m)	179	106
Series 2004-C Class A2, 2.15% 7/25/29 (m)	207	123
Series 2004-D Class A2, 3.4625% 9/25/29 (m)	176	104
Series 2004-E:
Class A2B, 3.825% 11/25/29 (m)	417	266
Class A2D, 4.015% 11/25/29 (m)	60	35
Series 2004-G Class A2, 3.48% 11/25/29 (m)	201	122
Series 2005-A Class A2, 3.3525% 2/25/30 (m)	195	117
Series 2005-B Class A2, 2.7988% 7/25/30 (m)	595	371
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (m)	1,237	6
Series 2004-A4 Class A1, 4.2286% 8/25/34 (m)	1,978	1,513
Series 2005-A2:
Class A2, 4.4861% 2/25/35 (m)	1,228	966
Class A7, 4.4861% 2/25/35 (m)	2,175	1,407
Series 2006-A6 Class A4, 5.3897% 10/25/33 (m)	1,962	1,599
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (m)	$ 215	$ 140
Class A2, 0.9238% 12/25/34 (m)	290	202
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (m)	245	162
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (m)	2,472	1,210
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (m)	1,855	87
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (m)	1,558	1,055
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (m)	396	293
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (m)	923	736
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7988% 7/10/35 (g)(m)	1,035	504
Series 2003-CB1 Class B3, 1.8988% 6/10/35 (g)(m)	798	427
Series 2004-A:
Class B4, 1.6488% 2/10/36 (g)(m)	609	211
Class B5, 2.1488% 2/10/36 (g)(m)	406	130
Series 2004-B:
Class B4, 1.5488% 2/10/36 (g)(m)	264	73
Class B5, 1.9988% 2/10/36 (g)(m)	204	51
Class B6, 2.4488% 2/10/36 (g)(m)	71	15
Series 2004-C:
Class B4, 1.3988% 9/10/36 (g)(m)	339	100
Class B5, 1.7988% 9/10/36 (g)(m)	381	102
Class B6, 2.1988% 9/10/36 (g)(m)	84	18
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (m)	1,312	1,011
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	186	164
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (m)	190	139
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (m)	1,093	888
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (g)(m)	208	156
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (g)(m)	47	46
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (m)	$ 341	$ 208
Series 2004-1 Class A, 1.8888% 2/20/34 (m)	122	78
Series 2004-10 Class A4, 4.5188% 11/20/34 (m)	176	109
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (m)	532	327
Series 2004-3 Class A, 3.885% 5/20/34 (m)	167	102
Series 2004-4 Class A, 4.4388% 5/20/34 (m)	638	397
Series 2004-5 Class A3, 2.9113% 6/20/34 (m)	250	153
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (m)	192	123
Class A3B, 2.3038% 7/20/34 (m)	37	23
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (m)	194	116
Class A3B, 2.1388% 7/20/34 (m)	24	14
Series 2004-8 Class A2, 2.15% 9/20/34 (m)	481	311
Series 2005-1 Class A2, 1.8388% 2/20/35 (m)	322	200
Series 2005-2 Class A2, 2.03% 3/20/35 (m)	403	242
Series 2005-3 Class A1, 0.67% 5/20/35 (m)	196	105
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (m)	399	5
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (g)(m)	72	30
Series 2003-15A Class 4A, 5.4533% 4/25/33 (m)	999	810
Series 2003-20 Class 1A1, 5.5% 7/25/33	646	553
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (m)	2,485	1,267
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (m)	115	110
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (m)	47	45
Series 2003-AR10 Class A7, 4.669% 10/25/33 (m)	8,573	5,383
Series 2003-AR8 Class A, 4.2743% 8/25/33 (m)	984	792
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (m)	322	319
Series 2005-AR3 Class A2, 4.6384% 3/25/35 (m)	2,827	2,274
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (m)	1,027	818
Series 2004-H Class A1, 4.5322% 6/25/34 (m)	2,535	2,063
Series 2004-W:
Class A1, 4.5429% 11/25/34 (m)	935	746
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-W:
Class A9, 4.5429% 11/25/34 (m)	$ 2,569	$ 1,616
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (m)	796	621
Series 2005-AR12:
Class 2A5, 4.313% 7/25/35 (m)	9,940	6,488
Class 2A6, 4.313% 7/25/35 (m)	663	506
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (m)	1,319	1,015
TOTAL PRIVATE SPONSOR		104,814
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	7,951	8,072
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $117,205)		112,886
Commercial Mortgage Securities - 0.4%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	2,565	1,989
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (g)(m)	467	210
Class G, 0.9913% 3/15/22 (g)(m)	303	115
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (g)(m)	1,203	541
Class G, 0.785% 10/15/19 (g)(m)	820	287
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (g)(m)	80	46
Series 2004-1:
Class A, 0.8338% 4/25/34 (g)(m)	1,044	783
Class B, 2.3738% 4/25/34 (g)(m)	116	44
Class M1, 1.0338% 4/25/34 (g)(m)	94	59
Class M2, 1.6738% 4/25/34 (g)(m)	85	44
Series 2004-2:
Class A, 0.9038% 8/25/34 (g)(m)	790	632
Class M1, 1.0538% 8/25/34 (g)(m)	179	112
Series 2004-3:
Class A1, 0.8438% 1/25/35 (g)(m)	1,590	1,153
Class A2, 0.8938% 1/25/35 (g)(m)	229	160
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class M1, 0.9738% 1/25/35 (g)(m)	$ 275	$ 179
Class M2, 1.4738% 1/25/35 (g)(m)	178	98
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (g)(m)	1,164	815
Class M1, 0.9038% 8/25/35 (g)(m)	86	35
Class M2, 0.9538% 8/25/35 (g)(m)	142	57
Class M3, 0.9738% 8/25/35 (g)(m)	79	28
Class M4, 1.0838% 8/25/35 (g)(m)	72	22
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (g)(m)	635	412
Class A2, 0.8738% 11/25/35 (g)(m)	411	267
Class M1, 0.9138% 11/25/35 (g)(m)	75	29
Class M2, 0.9638% 11/25/35 (g)(m)	95	36
Class M3, 0.9838% 11/25/35 (g)(m)	85	30
Class M4, 1.0738% 11/25/35 (g)(m)	106	37
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (g)(m)	1,492	858
Class B1, 1.8738% 1/25/36 (g)(m)	129	45
Class M1, 0.9238% 1/25/36 (g)(m)	481	277
Class M2, 0.9438% 1/25/36 (g)(m)	144	79
Class M3, 0.9738% 1/25/36 (g)(m)	211	105
Class M4, 1.0838% 1/25/36 (g)(m)	117	55
Class M5, 1.1238% 1/25/36 (g)(m)	117	52
Class M6, 1.1738% 1/25/36 (g)(m)	124	52
Series 2006-1:
Class A2, 0.8338% 4/25/36 (g)(m)	232	153
Class M1, 0.8538% 4/25/36 (g)(m)	83	42
Class M2, 0.8738% 4/25/36 (g)(m)	88	39
Class M3, 0.8938% 4/25/36 (g)(m)	75	32
Class M4, 0.9938% 4/25/36 (g)(m)	43	23
Class M5, 1.0338% 4/25/36 (g)(m)	42	16
Class M6, 1.1138% 4/25/36 (g)(m)	83	43
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (g)(m)	2,278	1,822
Class A2, 0.7538% 7/25/36 (g)(m)	206	165
Class B1, 1.3438% 7/25/36 (g)(m)	77	15
Class B3, 3.1738% 7/25/36 (g)(m)	116	23
Class M1, 0.7838% 7/25/36 (g)(m)	216	108
Class M2, 0.8038% 7/25/36 (g)(m)	152	73
Class M3, 0.8238% 7/25/36 (g)(m)	126	57
Class M4, 0.8938% 7/25/36 (g)(m)	85	34
Class M5, 0.9438% 7/25/36 (g)(m)	105	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A:
Class M6, 1.0138% 7/25/36 (g)(m)	$ 156	$ 55
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (g)(m)	133	41
Class B2, 1.8238% 10/25/36 (g)(m)	96	28
Class B3, 3.0738% 10/25/36 (g)(m)	157	35
Class M4, 0.9038% 10/25/36 (g)(m)	147	64
Class M5, 0.9538% 10/25/36 (g)(m)	176	71
Class M6, 1.0338% 10/25/36 (g)(m)	345	130
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (g)(m)	636	432
Class A2, 0.7438% 12/25/36 (g)(m)	2,865	1,988
Class B1, 1.1738% 12/25/36 (g)(m)	100	20
Class B2, 1.7238% 12/25/36 (g)(m)	104	48
Class B3, 2.9238% 12/25/36 (g)(m)	174	77
Class M1, 0.7638% 12/25/36 (g)(m)	207	133
Class M2, 0.7838% 12/25/36 (g)(m)	139	88
Class M3, 0.8138% 12/25/36 (g)(m)	141	59
Class M4, 0.8738% 12/25/36 (g)(m)	169	68
Class M5, 0.9138% 12/25/36 (g)(m)	155	62
Class M6, 0.9938% 12/25/36 (g)(m)	139	77
Series 2007-1:
Class A2, 0.7438% 3/25/37 (g)(m)	539	310
Class B1, 1.1438% 3/25/37 (g)(m)	176	62
Class B2, 1.6238% 3/25/37 (g)(m)	127	40
Class B3, 3.8238% 3/25/37 (g)(m)	343	100
Class M1, 0.7438% 3/25/37 (g)(m)	154	83
Class M2, 0.7638% 3/25/37 (g)(m)	115	60
Class M3, 0.7938% 3/25/37 (g)(m)	103	51
Class M4, 0.8438% 3/25/37 (g)(m)	85	41
Class M5, 0.8938% 3/25/37 (g)(m)	128	58
Class M6, 0.9738% 3/25/37 (g)(m)	179	72
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (g)(m)	478	289
Class A2, 0.7938% 7/25/37 (g)(m)	447	276
Class B1, 2.0738% 7/25/37 (g)(m)	140	44
Class B2, 2.7238% 7/25/37 (g)(m)	121	38
Class B3, 3.8238% 7/25/37 (g)(m)	137	41
Class M1, 0.8438% 7/25/37 (g)(m)	159	86
Class M2, 0.8838% 7/25/37 (g)(m)	89	46
Class M3, 0.9638% 7/25/37 (g)(m)	91	45
Class M4, 1.1238% 7/25/37 (g)(m)	174	73
Class M5, 1.2238% 7/25/37 (g)(m)	154	61
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class M6, 1.4738% 7/25/37 (g)(m)	$ 196	$ 72
Series 2007-3:
Class A2, 0.7638% 7/25/37 (g)(m)	792	589
Class B1, 1.4238% 7/25/37 (g)(m)	128	61
Class B2, 2.0738% 7/25/37 (g)(m)	316	151
Class B3, 4.4738% 7/25/37 (g)(m)	172	79
Class M1, 0.7838% 7/25/37 (g)(m)	114	66
Class M2, 0.8138% 7/25/37 (g)(m)	122	68
Class M3, 0.8438% 7/25/37 (g)(m)	188	99
Class M4, 0.9738% 7/25/37 (g)(m)	296	155
Class M5, 1.0738% 7/25/37 (g)(m)	157	81
Class M6, 1.2738% 7/25/37 (g)(m)	120	61
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (g)(m)	175	56
Class B2, 3.9238% 9/25/37 (g)(m)	622	182
Class M1, 1.4238% 9/25/37 (g)(m)	167	84
Class M2, 1.5238% 9/25/37 (g)(m)	167	75
Class M4, 2.0738% 9/25/37 (g)(m)	418	167
Class M5, 2.2238% 9/25/37 (g)(m)	418	157
Class M6, 2.4238% 9/25/37 (g)(m)	419	147
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (g)(m)	611	349
Class H, 1.1113% 3/15/19 (g)(m)	411	185
Class J, 1.3113% 3/15/19 (g)(m)	309	124
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (g)(m)	317	197
Class E, 0.755% 3/15/22 (g)(m)	1,645	965
Class F, 0.805% 3/15/22 (g)(m)	1,009	565
Class G, 0.855% 3/15/22 (g)(m)	259	141
Class H, 1.005% 3/15/22 (g)(m)	317	143
Class J, 1.155% 3/15/22 (g)(m)	317	127
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.0538% 8/1/24 (g)(m)	595	295
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (g)(m)	831	361
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (g)(m)	337	105
Class H, 0.825% 11/15/36 (g)(m)	270	81
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	$ 6,330	$ 4,222
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (g)(m)	721	341
Class E, 0.825% 4/15/17 (g)(m)	230	107
Class F, 0.865% 4/15/17 (g)(m)	130	58
Class G, 1.005% 4/15/17 (g)(m)	130	56
Class H, 1.075% 4/15/17 (g)(m)	130	53
Class J, 1.305% 4/15/17 (g)(m)	100	45
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (g)(m)	295	99
Class G, 0.9613% 11/15/17 (g)(m)	205	64
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (m)	6,455	4,801
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (g)(m)	1,416	425
0.7313% 2/15/22 (g)(m)	506	126
Class F, 0.7813% 2/15/22 (g)(m)	1,011	222
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0047% 4/29/39 (g)(m)	451	451
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	6,524	6,555
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6604% 12/10/41 (m)(o)	4,326	51
GS Mortgage Securities Corp. II floater Series 2006-FL8A Class F, 0.885% 6/6/20 (g)(m)	634	361
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (g)(m)	175	82
Class E, 0.7413% 11/15/18 (g)(m)	248	112
Class F, 0.7913% 11/15/18 (g)(m)	372	164
Class G, 0.8213% 11/15/18 (g)(m)	324	136
Class H, 0.9613% 11/15/18 (g)(m)	248	99
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,840	5,545
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0935% 4/25/21 (g)(m)	136	99
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (g)(m)	$ 868	$ 357
Class G, 0.815% 9/15/21 (g)(m)	1,714	627
Class H, 0.855% 9/15/21 (g)(m)	442	153
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (g)(m)	625	62
Series 2007-XCLA Class A1, 0.662% 7/17/17 (g)(m)	2,080	1,144
Series 2007-XLCA Class B, 0.9613% 7/17/17 (g)(m)	1,184	107
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (g)(m)	507	127
Class E, 0.712% 10/15/20 (g)(m)	634	127
Class F, 0.762% 10/15/20 (g)(m)	380	68
Class G, 0.802% 10/15/20 (g)(m)	470	71
Class H, 0.892% 10/15/20 (g)(m)	296	30
Class J, 1.042% 10/15/20 (g)(m)	338	27
Class MHRO, 1.152% 10/15/20 (g)(m)	137	15
Class MJPM, 1.462% 10/15/20 (g)(m)	46	4
Class MSTR, 1.162% 10/15/20 (g)(m)	85	12
Class NHRO, 1.352% 10/15/20 (g)(m)	200	18
Class NSTR, 1.312% 10/15/20 (g)(m)	79	9
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (g)(m)	1,616	129
Class D, 1.1613% 7/17/17 (g)(m)	761	53
Class E, 1.2613% 7/17/17 (g)(m)	618	37
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (g)(m)	133	109
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (g)(m)	969	533
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (g)(m)	1,058	434
Class F, 0.795% 8/11/18 (g)(m)	1,426	428
Class G, 0.815% 8/11/18 (g)(m)	1,351	338
Class J, 0.9331% 8/11/18 (g)(m)	300	108
Class X1A, 0.0239% 9/15/21 (g)(m)(o)	2,149	0*
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (g)(m)	71	18
Class AP2, 1.255% 6/15/20 (g)(m)	116	23
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class F, 0.935% 6/15/20 (g)(m)	$ 2,255	$ 722
Class LXR2, 1.255% 6/15/20 (g)(m)	1,537	231
sequential payer Series 2007-C32 Class A2, 5.7357% 6/15/49 (m)	2,090	1,501
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	5,005	3,348
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $67,939)		59,009
Municipal Securities - 0.1%

Montgomery County Gen. Oblig. Series A, 5% 1/1/13	3,800	4,250
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	3,400	3,880
Ohio Gen. Oblig. (Common Schools Proj.) Series E, 5% 9/15/12	3,910	4,342
TOTAL MUNICIPAL SECURITIES (Cost $12,076)		12,472
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $1,972)	1,794	1,958
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	143	126
6.875% 3/15/12	232	222
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $350)		348
Floating Rate Loans - 1.5%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
AM General LLC term loan 6.2269% 4/17/12 (m)	15,438	8,568
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Fantasy Springs Resort Casino term loan 9.72% 8/6/12 (m)	$ 7,650	$ 3,825
Southwest Sports Group, Inc. Tranche B, term loan 4% 12/22/10 (m)	7,000	3,640
		7,465
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 3.2114% 3/6/14 (m)	17,411	13,755
Discovery Communications, Inc. term loan 3.4588% 5/14/14 (m)	1,527	1,412
Hicks Sports Group LLC Tranche 2LN, term loan 7% 12/22/11 (m)	11,000	2,200
Idearc, Inc. term loan 3.4179% 11/17/14 (m)	13,456	4,709
Newsday LLC term loan 9.75% 8/1/13 (m)	7,000	6,318
Tribune Co. term loan 7.0838% 6/4/09 (d)(m)	1,188	297
		28,691
Multiline Retail - 0.1%
Dollar General Corp. Tranche B2, term loan 3.2288% 7/6/14 (m)	13,000	10,725
Specialty Retail - 0.0%
GNC Corp. term loan 3.7064% 9/16/13 (m)	786	574
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.705% 4/4/14 (m)	1,560	874
TOTAL CONSUMER DISCRETIONARY		56,897
CONSUMER STAPLES - 0.0%
Household Products - 0.0%
KIK Custom Products, Inc. Tranche 2LN, term loan 5.4769% 11/30/14 (m)	12,000	1,800
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Antero Resources Corp. Tranche 2LN, term loan 5.94% 4/12/14 (m)	11,000	5,500
Venoco, Inc. Tranche 2LN, term loan 5.25% 5/7/14 (m)	603	278
		5,778
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
LandSource Communities Development LLC Tranche 2LN, term loan 10.55% 2/27/14 (d)(m)	$ 1,120	$ 11
MGM Holdings II, Inc.:
term loan 4.7088% 4/8/12 (m)	6,965	3,064
Tranche B, term loan 4.2491% 4/8/12 (m)	9,473	4,168
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 5.7088% 12/15/14 (m)	10,000	6,600
		13,843
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Concentra Operating Corp. Tranche 2LN, term loan 6.96% 6/25/15 (m)	18,825	2,609
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (m)	2,500	1,200
Golden Gate National Senior Care LLC:
Tranche 1, term loan 3.2288% 3/14/11 (m)	11,389	9,795
Tranche 2, term loan 8.2288% 9/14/11 (m)	16,000	10,400
Rural/Metro Corp.:
Credit-Linked Deposit 4.01% 3/4/11 (m)	2,285	1,982
term loan 6.279% 3/4/11 (m)	3,605	3,128
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.8325% 6/15/15 (m)	17,840	9,812
		38,926
Pharmaceuticals - 0.0%
Graceway Pharmaceuticals LLC Tranche B 2LN, term loan 7.9588% 5/3/13 (m)	15,000	3,975
TOTAL HEALTH CARE		42,901
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.48% 5/11/15 pay-in-kind (m)	110	47
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.695% 4/30/14 (m)	8,443	4,095
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. term loan 2.45% 12/31/10 (m)	$ 10,712	$ 9,373
US Airways Group, Inc. term loan 2.9788% 3/23/14 (m)	4,720	2,148
		15,616
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 7.125% 2/7/15 (m)	985	246
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (m)	10,990	4,396
Navistar International Corp.:
term loan 3.7288% 1/19/12 (m)	352	250
Credit-Linked Deposit 4.1256% 1/19/12 (m)	128	91
		4,737
TOTAL INDUSTRIALS		20,646
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
IPC Systems, Inc. Tranche 2LN, term loan 6.7088% 5/31/15 (m)	6,000	900
SafeNet, Inc. Tranche 2LN, term loan 7.66% 4/12/15 (m)	7,500	2,925
		3,825
Electronic Equipment & Components - 0.0%
Texas Competitive Electric Holdings Co. LLC:
Tranche B2, term loan 3.9515% 10/10/14 (m)	2,805	1,711
Tranche B3, term loan 3.9515% 10/10/14 (m)	3,000	1,830
		3,541
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 7.2088% 6/11/15 (m)	33,730	15,179
Serena Software, Inc. term loan 3.1038% 3/10/13 (m)	288	158
SS&C Technologies, Inc. term loan 3.4271% 11/23/12 (m)	447	326
		15,663
TOTAL INFORMATION TECHNOLOGY		23,029
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp. term loan 6.8255% 6/20/14 (m)	$ 7,314	$ 6,144
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat Ltd. Tranche B, term loan 3.925% 7/3/13 (m)	19,628	17,763
Paetec Communications, Inc. Tranche B, term loan 2.9788% 2/28/13 (m)	443	323
Wind Telecomunicazioni SpA term loan 8.3925% 12/21/11 pay-in-kind (m)	20,492	13,851
		31,937
UTILITIES - 0.1%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 5.46% 12/31/14 (m)	810	486
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 5.9663% 5/1/14 (m)	12,970	8,171
TOTAL UTILITIES		8,657
TOTAL FLOATING RATE LOANS (Cost $353,119)		211,632
Bank Notes - 0.0%

National City Bank, Cleveland 2.3025% 3/1/13 (m) (Cost $458)	576	449
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (m)	620	196
MUFG Capital Finance 1 Ltd. 6.346% (m)	2,727	1,708
		1,904
TOTAL PREFERRED SECURITIES (Cost $2,022)		1,904
Fixed-Income Funds - 14.6%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (n)	1,499,285	$ 106,344
Fidelity Commercial Mortgage-Backed Securities Central Fund (n)	3,129,512	212,807
Fidelity Corporate Bond 1-10 Year Central Fund (n)	5,209,658	462,253
Fidelity Mortgage Backed Securities Central Fund (n)	12,481,630	1,247,789
TOTAL FIXED-INCOME FUNDS (Cost $2,234,427)		2,029,193
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.59% (b)	482,470,269	482,470
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	20,750,850	20,751
TOTAL MONEY MARKET FUNDS (Cost $503,221)		503,221
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.25%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	$ 18,188	18,188
0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	5,753	5,753
TOTAL CASH EQUIVALENTS (Cost $23,941)		23,941
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $16,845,315)		14,242,260
NET OTHER ASSETS - (2.5)%		(348,690)
NET ASSETS - 100%		$ 13,893,570
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JPMorgan Mortgage Acquisition Corp., par value of the notional amount of JPMorgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36 (Rating-C) (k)

	Sept. 2036	$ 4,600	$ (4,445)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (k)	Oct. 2036	1,293	(1,248)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	13,300	(12,835)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	10,900	(10,519)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	2,500	(2,413)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	10,900	(10,519)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	10,600	(10,229)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)

	Sept. 2037	$ 9,100	$ (8,780)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36 (Rating-C) (k)	August 2036	8,500	(8,467)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (k)	August 2035	2,700	(2,535)
TOTAL CREDIT DEFAULT SWAPS		$ 74,393	$ (71,990)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.947% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	100,000	10,255
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	50,000	8,662
Receive semi-annually a fixed rate equal to 5.61% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2012	95,500	11,103
TOTAL INTEREST RATE SWAPS		$ 245,500	$ 30,020
		$ 319,893	$ (41,970)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $433,955,000 or 3.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.

(j) Security or a portion of the security has been segregated as collateral for swap agreements. At the period end, the value of securities pledged amounted to $75,098,000, of which $18,013,000 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(k) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(l) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,013,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 7
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$18,188,000 due 3/02/09 at 0.25%
BNP Paribas Securities Corp.	$ 9,775
Barclays Capital, Inc.	2,360
Citigroup Global Markets, Inc.	1,349
HSBC Securities (USA), Inc.	674
J.P. Morgan Securities, Inc.	1,333
Societe Generale, New York Branch	2,697
$ 18,188
$5,753,000 due 3/02/09 at 0.26%
BNP Paribas Securities Corp.	$ 2,839
Banc of America Securities LLC	1,059
Barclays Capital, Inc.	1,510
Deutsche Bank Securities, Inc.	345
$ 5,753
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,875
Fidelity Cash Central Fund	4,445
Fidelity Commercial Mortgage-Backed Securities Central Fund	8,023
Fidelity Corporate Bond 1-10 Year Central Fund	28,419
Fidelity Mortgage Backed Securities Central Fund	34,817
Fidelity Securities Lending Cash Central Fund	1,512
Fidelity Ultra-Short Central Fund	3,239
Total	$ 83,330
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 196,835	$ 2,875	$ 71,853	$ 106,344	13.1%
Fidelity Commercial Mortgage-Backed Securities Central Fund	315,814	8,023	41,246	212,807	9.1%
Fidelity Corporate Bond 1-10 Year Central Fund	1,064,585	28,505	553,180*	462,253	18.9%
Fidelity Mortgage Backed Securities Central Fund	1,308,960	34,818	119,687	1,247,789	17.0%
Fidelity Ultra-Short Central Fund	455,384	-	383,267*	-	0.0%
Total	$ 3,341,578	$ 74,221	$ 1,169,233	$ 2,029,193
*Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ULURU, Inc.	$ 5,614	$ -	$ 55	$ -	$ 754
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 14,242,260	$ 9,679,709	$ 4,511,045	$ 51,506
Other Financial Instruments*	$ (41,508)	$ -	$ 9,180	$ (50,688)
*Other financial instruments include Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 6,438	$ (30,439)
Total Realized Gain (Loss)	412	-*
Total Unrealized Gain (Loss)	(20,188)	11,324
Cost of Purchases	38,637	-
Proceeds of Sales	(2,591)	-
Amortization/Accretion	(603)	-
Transfer in/out of Level 3	29,401	(31,573)
Ending Balance	$ 51,506	$ (50,688)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(958,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	27.4%
AAA,AA,A	8.6%
BBB	5.1%
BB	2.6%
B	4.6%
CCC,CC,C	1.9%
D	0.0%†
Not Rated	0.3%
Equities	52.5%
Short-Term Investments and Net Other Assets	(3.0)%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above table is based on the combined investments of the Fund and its pro-rata shares of the investments of Fidelity's Fixed-Income Central Funds.

† Amount represents less than 0.1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009
Assets
Investment in securities, at value (including securities loaned of $20,141 and repurchase agreements of $23,941) - See accompanying schedule: Unaffiliated issuers (cost $14,092,011)	$ 11,709,092
Fidelity Central Funds (cost $2,737,648)	2,532,414
Other affiliated issuers (cost $15,656)	754
Total Investments (cost $16,845,315)		$ 14,242,260
Commitment to sell securities on a delayed delivery basis	(254,992)
Receivable for securities sold on a delayed delivery basis	255,454	462
Receivable for investments sold, regular delivery		151,111
Cash		206
Receivable for swap agreements		65
Receivable for fund shares sold		10,964
Dividends receivable		17,703
Interest receivable		67,969
Distributions receivable from Fidelity Central Funds		11,672
Prepaid expenses		170
Other receivables		619
Unrealized appreciation on swap agreements		30,020
Total assets		14,533,221

Liabilities
Payable for investments purchased Regular delivery	$ 109,449
Delayed delivery	385,770
Payable for swap agreements	22,738
Payable for fund shares redeemed	19,873
Unrealized depreciation on swap agreements	71,990
Accrued management fee	5,138
Other affiliated payables	3,206
Other payables and accrued expenses	736
Collateral on securities loaned, at value	20,751
Total liabilities		639,651

Net Assets		$ 13,893,570
Net Assets consist of:
Paid in capital		$ 19,347,194
Undistributed net investment income		98,420
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,916,872)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,635,172)
Net Assets		$ 13,893,570

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009

Puritan: Net Asset Value, offering price and redemption price per share ($13,015,003 ÷ 1,104,548 shares)	$ 11.78

Class K: Net Asset Value, offering price and redemption price per share ($878,567 ÷ 74,565 shares)	$ 11.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009

Investment Income
Dividends		$ 117,347
Interest		123,860
Income from Fidelity Central Funds		83,330
Total income		324,537

Expenses
Management fee	$ 34,154
Transfer agent fees	18,580
Accounting and security lending fees	930
Custodian fees and expenses	124
Independent trustees' compensation	53
Depreciation in deferred trustee compensation account	(8)
Registration fees	66
Audit	135
Legal	57
Miscellaneous	672
Total expenses before reductions	54,763
Expense reductions	(169)	54,594
Net investment income (loss)		269,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,631,660)
Fidelity Central Funds	(243,124)
Other affiliated issuers	(313)
Foreign currency transactions	78
Futures contracts	(26,789)
Swap agreements	130
Total net realized gain (loss)		(2,901,678)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,616,450)
Assets and liabilities in foreign currencies	(84)
Swap agreements	22,791
Delayed delivery commitments	440
Total change in net unrealized appreciation (depreciation)		(3,593,303)
Net gain (loss)		(6,494,981)
Net increase (decrease) in net assets resulting from operations		$ (6,225,038)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 269,943	$ 647,822
Net realized gain (loss)	(2,901,678)	771,383
Change in net unrealized appreciation (depreciation)	(3,593,303)	(3,177,660)
Net increase (decrease) in net assets resulting from operations	(6,225,038)	(1,758,455)
Distributions to shareholders from net investment income	(283,670)	(690,835)
Distributions to shareholders from net realized gain	(18,395)	(2,042,154)
Total distributions	(302,065)	(2,732,989)
Share transactions - net increase (decrease)	(1,005,832)	198,958
Total increase (decrease) in net assets	(7,532,935)	(4,292,486)

Net Assets
Beginning of period	21,426,505	25,718,991
End of period (including undistributed net investment income of $98,420 and undistributed net investment income of $112,147, respectively)	$ 13,893,570	$ 21,426,505

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Puritan

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 G

2006 I

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13	$ 18.44	$ 16.96
Income from Investment Operations
Net investment income (loss) D	.22	.50	.59	.06	.55	.47	.45
Net realized and unrealized gain (loss)	(5.26)	(1.80)	1.70	.29	.80	1.39	1.79
Total from investment operations	(5.04)	(1.30)	2.29	.35	1.35	1.86	2.24
Distributions from net investment income	(.23)	(.55)	(.59)	-	(.55)	(.45)	(.46)
Distributions from net realized gain	(.02)	(1.62)	(.85)	-	(.59)	(.72)	(.30)
Total distributions	(.25) K	(2.17)	(1.44)	-	(1.14)	(1.17)	(.76)
Net asset value, end of period	$ 11.78	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13	$ 18.44
Total Return B, C	(29.76)%	(7.35)%	12.18%	1.81%	7.36%	10.51%	13.43%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.61%	.60%	.63% A	.62%	.63%	.65%
Expenses net of fee waivers, if any	.67% A	.61%	.60%	.62% A	.62%	.63%	.65%
Expenses net of all reductions	.67% A	.60%	.59%	.62% A	.61%	.62%	.64%
Net investment income (loss)	3.27% A	2.72%	2.91%	3.97% A	2.90%	2.53%	2.46%
Supplemental Data
Net assets, end of period (in millions)	$ 13,015	$ 21,418	$ 25,719	$ 23,955	$ 23,558	$ 24,276	$ 22,054
Portfolio turnover rate F	137% A	115%	70% J	78% A	44%	75%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended July 31. J Portfolio turnover rate excludes securities received or delivered in-kind. K Total distributions of $.247 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

Six months ended February 28,

Year ended August 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.22	.14
Net realized and unrealized gain (loss)	(5.25)	(1.16)
Total from investment operations	(5.03)	(1.02)
Distributions from net investment income	(.25)	(.13)
Distributions from net realized gain	(.02)	-
Total distributions	(.26) I	(.13)
Net asset value, end of period	$ 11.78	$ 17.07
Total Return B, C	(29.68)%	(5.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.49% A	.48% A
Expenses net of fee waivers, if any	.49% A	.48% A
Expenses net of all reductions	.49% A	.48% A
Net investment income (loss)	3.45% A	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 879	$ 9
Portfolio turnover rate F	137% A	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.262 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Puritan and Class K to eligible shareholders of Puritan. In order to disclose class level financial information, dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

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3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments ,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 597,407,714
Unrealized depreciation	(3,497,111,691)
Net unrealized appreciation (depreciation)	$ (2,899,703,977)
Cost for federal income tax purposes	$ 17,141,964,128

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

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4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

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Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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4. Operating Policies - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $74,392,526 representing 0.54% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional

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Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $8,929,845,342 and $9,396,395,142, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Puritan	$ 18,441,432.23
Class K	138,874.05
	$ 18,580,306

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $237,298 for the period.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $229,205,663 in return for its 3,665,748 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

On February 20, 2009, the Fund redeemed in-kind 5,759,631 shares of Fidelity Corporate Bond 1-10 Year Central Fund, a Fidelity Central Fund in which the Fund invests, valued at $518,408,300 by receiving cash and securities of equal value, including accrued interest. This is considered taxable to the Fund for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51,623 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

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Notes to Financial Statements - continued

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $171,433. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,511,733.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Puritan's operating expenses. During the period, this reimbursement reduced the class' expenses by $4,485.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $97,166 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $28,433. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Puritan	$ 39,207

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008A
From net investment income
Puritan	$ 275,631,060	$ 690,834,669
Class K	8,038,609	703
Total	$ 283,669,669	$ 690,835,372

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10. Distributions to Shareholders - continued

	Six months ended February 28, 2009	Year ended August 31, 2008A
From net realized gain
Puritan	$ 18,038,081	$ 2,042,154,277
Class K	356,426	-
Total	$ 18,394,507	$ 2,042,154,277

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008 A	Six months ended February 28, 2009	Year ended August 31, 2008 A
Puritan
Shares sold	55,114,638	100,604,414	$ 742,458,077	$ 1,863,774,728
Conversion to Class K	(74,629,734)	(504,580)	(977,664,148)	(8,618,229)
Reinvestment of distributions	20,041,735	134,689,399	279,869,329	2,624,144,864
Shares redeemed	(150,476,741)	(232,505,275)	(2,021,231,674)	(4,289,044,484)
Net increase (decrease)	(149,950,102)	2,283,958	$ (1,976,568,416)	$ 190,256,879
Class K
Shares sold	3,169,653	5,496	$ 40,360,333	$ 100,133
Conversion from Puritan	74,630,262	504,580	977,664,148	8,618,229
Reinvestment of distributions	649,748	42	8,395,035	703
Shares redeemed	(4,393,485)	(1,008)	(55,682,427)	(17,286)
Net increase (decrease)	74,056,178	509,110	$ 970,737,089	$ 8,701,779

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

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Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In March 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro rata portion of CMBS' net assets.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 28, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 28, 2009

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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15445 N. Scottsdale Road
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California

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281 East Flatiron Circle
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48 West Putnam Avenue
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Delaware

400 Delaware Avenue
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4400 N. Federal Highway
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4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
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1502 N. Westshore Blvd.
Tampa, FL

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3445 Peachtree Road, N.E.
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1000 Abernathy Road
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Illinois

One North LaSalle Street
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1415 West 22nd Street
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Orland Park, IL

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Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
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Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

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Roslyn, NY

799 Central Park Avenue
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North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisers

FIL Investment Advisers
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

PUR-USAN-0409
1.789289.105

Fidelity®
Puritan®
Fund -
Class K

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Puritan	.67%
Actual		$ 1,000.00	$ 702.40	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Class K	.49%
Actual		$ 1,000.00	$ 703.20	$ 2.07
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.4	2.1
Verizon Communications, Inc.	1.5	0.8
Wal-Mart Stores, Inc.	1.3	1.3
Chevron Corp.	1.3	0.0
Genentech, Inc.	1.2	0.8
	7.7
Top Five Bond Issuers as of February 28, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.5	9.5
Freddie Mac	4.7	3.8
U.S. Treasury Obligations	3.9	3.7
Government National Mortgage Association	3.2	2.3
Citigroup, Inc	0.5	0.1
	27.8
Top Five Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	11.4	13.3
Financials	10.7	11.9
Health Care	10.5	10.5
Energy	9.3	10.1
Consumer Discretionary	7.9	8.4
Asset Allocation (% of fund's net assets)
As of February 28, 2009 *		As of August 31, 2008 **
	Stocks 52.3%		Stocks 61.4%
	Bonds 50.6%		Bonds 39.8%
	Convertible Securities 0.7%		Convertible Securities 0.7%
	Other Investments 1.5%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets† (5.1)%		Short-Term Investments and Net Other Assets† (3.3)%
* Foreign investments	6.5%	** Foreign investments	9.2%

† Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Semiannual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Common Stocks - 52.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.1%
Johnson Controls, Inc.	1,180,900	$ 13,439
The Goodyear Tire & Rubber Co. (a)	1,300,800	5,776
		19,215
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	781,900	21,221
Las Vegas Sands Corp. (a)	50	0*
Las Vegas Sands Corp. unit	127,900	4,860
McDonald's Corp.	1,424,900	74,451
Penn National Gaming, Inc. (a)	651,300	12,433
Starwood Hotels & Resorts Worldwide, Inc.	1,005,600	11,655
Vail Resorts, Inc. (a)(e)	435,400	8,220
Wendy's/Arby's Group, Inc.	3,272,700	14,825
		147,665
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	369,500	8,347
Pulte Homes, Inc.	3,200,700	29,382
Whirlpool Corp.	174,683	3,883
		41,612
Internet & Catalog Retail - 0.2%
Amazon.com, Inc.	393,700	25,508
Media - 1.9%
Comcast Corp. Class A (special) (non-vtg.)	5,210,800	63,311
Grupo Televisa SA de CV (CPO) sponsored ADR	2,312,600	28,144
News Corp. Class B (e)	1,962,896	12,288
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(e)	895,600	1,263
The DIRECTV Group, Inc. (a)	1,900,500	37,896
The Walt Disney Co.	3,512,190	58,899
Time Warner, Inc.	7,180,360	54,786
Vertis Holdings, Inc. (a)	30,518	0*
		256,587
Multiline Retail - 0.0%
Macy's, Inc.	675,200	5,314
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	289,700	11,081
Best Buy Co., Inc.	1,184,200	34,129
Home Depot, Inc.	1,381,200	28,853
J. Crew Group, Inc. (a)(e)	304,537	3,429
Lowe's Companies, Inc.	2,636,000	41,754
Lumber Liquidators, Inc. (a)	100,000	958
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sherwin-Williams Co.	249,400	$ 11,460
Staples, Inc.	3,052,100	48,681
Tiffany & Co., Inc. (e)	682,300	12,991
TJX Companies, Inc.	1,568,500	34,930
Urban Outfitters, Inc. (a)	244,200	4,063
		232,329
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	263,300	10,935
Polo Ralph Lauren Corp. Class A	229,100	7,897
		18,832
TOTAL CONSUMER DISCRETIONARY		747,062
CONSUMER STAPLES - 4.6%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	359,400	12,662
PepsiCo, Inc.	718,700	34,598
The Coca-Cola Co.	1,567,900	64,049
		111,309
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	286,200	12,118
CVS Caremark Corp.	543,200	13,982
Wal-Mart Stores, Inc.	3,689,900	181,691
		207,791
Food Products - 0.1%
Lindt & Spruengli AG (participation certificate)	7,104	11,196
Marine Harvest ASA (a)	26,391,400	6,310
		17,506
Household Products - 1.3%
Colgate-Palmolive Co.	503,500	30,301
Energizer Holdings, Inc. (a)	202,300	8,535
Procter & Gamble Co.	2,990,522	144,053
		182,889
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	444,400	$ 22,682
Philip Morris International, Inc.	2,806,440	93,932
		116,614
TOTAL CONSUMER STAPLES		636,109
ENERGY - 6.7%
Energy Equipment & Services - 0.4%
Noble Corp.	424,400	10,436
Schlumberger Ltd. (NY Shares)	353,280	13,446
Smith International, Inc.	521,200	11,195
Transocean Ltd. (a)	347,900	20,794
		55,871
Oil, Gas & Consumable Fuels - 6.3%
Arch Coal, Inc.	292,100	4,060
BP PLC sponsored ADR	333,200	12,782
Chesapeake Energy Corp.	1,358,217	21,243
Chevron Corp.	2,888,900	175,385
ConocoPhillips	2,074,100	77,468
Denbury Resources, Inc. (a)	470,400	6,059
Exxon Mobil Corp.	4,833,524	328,187
Frontier Oil Corp.	350,100	4,779
Hess Corp.	616,500	33,716
Occidental Petroleum Corp.	1,506,358	78,135
Petrohawk Energy Corp. (a)	1,387,900	23,622
Petroleo Brasileiro SA - Petrobras sponsored ADR	744,300	20,639
Quicksilver Resources, Inc. (a)	94,300	566
Range Resources Corp.	237,408	8,445
Southwestern Energy Co. (a)	1,382,400	39,772
Ultra Petroleum Corp. (a)	556,300	19,548
Valero Energy Corp.	1,147,800	22,244
		876,650
TOTAL ENERGY		932,521
FINANCIALS - 5.6%
Capital Markets - 2.1%
Bank of New York Mellon Corp.	2,519,100	55,848
Credit Suisse Group sponsored ADR	1,018,100	24,597
EFG International	698,520	4,847
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	756,000	$ 68,856
Julius Baer Holding Ltd.	148,473	3,422
KKR Private Equity Investors, LP (a)	923,600	2,078
KKR Private Equity Investors, LP Restricted Depositary Units (a)(g)	977,300	2,199
Morgan Stanley	4,850,100	94,771
Nomura Holdings, Inc.	874,900	3,614
Nomura Holdings, Inc. sponsored ADR	1,149,400	4,701
State Street Corp.	1,013,967	25,623
The Blackstone Group LP	1,542,800	7,513
		298,069
Commercial Banks - 0.6%
KeyCorp	1,657,500	11,619
Standard Chartered PLC (United Kingdom)	510,460	4,810
Wells Fargo & Co.	6,035,840	73,034
		89,463
Diversified Financial Services - 1.4%
Bank of America Corp.	8,313,125	32,837
CIT Group, Inc. (e)	1,901,400	4,658
Citigroup, Inc.	7,614,892	11,422
JPMorgan Chase & Co.	6,130,423	140,080
MSCI, Inc. Class A (a)	87,200	1,374
		190,371
Insurance - 1.4%
ACE Ltd.	1,242,222	45,354
Berkshire Hathaway, Inc. Class B (a)	12,060	30,922
Fidelity National Financial, Inc. Class A	775,600	12,852
MetLife, Inc.	1,313,900	24,255
The Chubb Corp.	482,200	18,825
The First American Corp.	512,600	11,877
The Travelers Companies, Inc.	1,113,800	40,264
Unum Group	909,100	9,255
		193,604
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	359,100	11,886
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	281,428	7
TOTAL FINANCIALS		783,400
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 9.0%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	811,000	$ 27,736
Amgen, Inc. (a)	1,099,900	53,818
Biogen Idec, Inc. (a)	153,900	7,086
Cephalon, Inc. (a)	360,612	23,653
CSL Ltd.	2,481,857	57,396
Genentech, Inc. (a)	1,871,800	160,132
Gilead Sciences, Inc. (a)	399,900	17,916
United Therapeutics Corp. (a)(e)	149,400	10,026
		357,763
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	1,327,400	67,578
C.R. Bard, Inc.	255,600	20,514
		88,092
Health Care Providers & Services - 0.7%
BMP Sunstone Corp. warrants 8/19/12 (a)(p)	59,000	19
Medco Health Solutions, Inc. (a)	1,100,000	44,638
UnitedHealth Group, Inc.	2,894,100	56,869
		101,526
Life Sciences Tools & Services - 0.6%
AMAG Pharmaceuticals, Inc. (a)(e)	181,518	4,910
Illumina, Inc. (a)	962,160	30,144
Millipore Corp. (a)	200,000	11,012
QIAGEN NV (a)	1,506,900	24,141
Waters Corp. (a)	490,758	17,284
		87,491
Pharmaceuticals - 4.5%
Abbott Laboratories	1,469,700	69,576
Allergan, Inc.	576,900	22,349
Auxilium Pharmaceuticals, Inc. (a)(e)	944,100	25,934
Elan Corp. PLC sponsored ADR (a)	1,439,548	8,896
Johnson & Johnson	1,756,400	87,820
Merck & Co., Inc.	3,676,800	88,979
Pfizer, Inc.	10,737,000	132,172
Schering-Plough Corp.	1,840,100	31,999
ULURU, Inc. (a)(f)	3,769,949	754
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Wyeth	3,460,900	$ 141,274
XenoPort, Inc. (a)	331,253	6,920
		616,673
TOTAL HEALTH CARE		1,251,545
INDUSTRIALS - 5.1%
Aerospace & Defense - 2.1%
DigitalGlobe, Inc. (g)	15,842	40
Honeywell International, Inc.	3,380,000	90,685
Lockheed Martin Corp.	485,100	30,615
Northrop Grumman Corp.	956,200	35,724
Precision Castparts Corp.	361,400	20,032
Raytheon Co.	935,100	37,376
United Technologies Corp.	1,746,000	71,289
		285,761
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,675,900	69,014
Airlines - 0.1%
Delta Air Lines, Inc. (a)	2,016,131	10,141
Building Products - 0.1%
Masco Corp.	2,326,973	11,984
Electrical Equipment - 0.3%
Acuity Brands, Inc.	282,800	6,482
AMETEK, Inc.	271,400	7,181
Cooper Industries Ltd. Class A	988,300	20,843
First Solar, Inc. (a)	72,500	7,666
		42,172
Industrial Conglomerates - 0.6%
General Electric Co.	5,761,900	49,034
McDermott International, Inc. (a)	1,141,600	13,459
Siemens AG sponsored ADR	456,400	23,103
Textron, Inc.	8,100	46
		85,642
Machinery - 1.2%
Cummins, Inc.	1,302,200	27,086
Danaher Corp.	948,000	48,120
Deere & Co.	647,300	17,794
Eaton Corp.	166,400	6,015
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	791,100	$ 11,218
Navistar International Corp. (a)	831,500	23,448
PACCAR, Inc.	950,000	23,817
Parker Hannifin Corp.	316,900	10,575
		168,073
Professional Services - 0.1%
Manpower, Inc.	416,100	11,601
Road & Rail - 0.1%
Union Pacific Corp.	453,556	17,017
TOTAL INDUSTRIALS		701,405
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	8,486,600	123,650
QUALCOMM, Inc.	2,968,300	99,230
		222,880
Computers & Peripherals - 2.7%
Apple, Inc. (a)	1,335,500	119,274
Hewlett-Packard Co.	4,463,402	129,573
International Business Machines Corp.	1,320,900	121,562
		370,409
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	1,123,224	28,552
Arrow Electronics, Inc. (a)	884,400	14,708
Avnet, Inc. (a)	897,300	15,496
Flextronics International Ltd. (a)	4,360,700	8,983
Ingram Micro, Inc. Class A (a)	1,195,800	13,022
Tyco Electronics Ltd.	818,556	7,760
		88,521
Internet Software & Services - 0.9%
Alibaba.com Ltd. (a)	806,000	687
China Finance Online Co. Ltd. ADR (a)	212,160	1,861
eBay, Inc. (a)	1,457,700	15,845
Google, Inc. Class A (sub. vtg.) (a)	303,500	102,580
		120,973
IT Services - 1.4%
Accenture Ltd. Class A	1,773,100	51,757
Cognizant Technology Solutions Corp. Class A (a)	867,100	15,955
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	368,600	$ 58,250
Visa, Inc.	1,223,800	69,402
		195,364
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	4,163,000	38,341
Applied Micro Circuits Corp. (a)	1,269,100	4,581
Cree, Inc. (a)	861,800	16,926
Intel Corp.	6,309,040	80,377
Intersil Corp. Class A	1,590,200	16,077
Lam Research Corp. (a)	703,700	13,764
Marvell Technology Group Ltd. (a)	2,375,100	17,837
Novellus Systems, Inc. (a)	782,500	9,977
Skyworks Solutions, Inc. (a)	986,900	6,415
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,445,200	18,437
Texas Instruments, Inc.	2,391,900	34,324
		257,056
Software - 1.7%
Activision Blizzard, Inc. (a)	478,800	4,802
CA, Inc.	1,258,200	21,326
Microsoft Corp.	4,487,813	72,478
Nintendo Co. Ltd.	2,037	574
Oracle Corp. (a)	6,427,000	99,876
Symantec Corp. (a)	2,627,100	36,333
		235,389
TOTAL INFORMATION TECHNOLOGY		1,490,592
MATERIALS - 2.0%
Chemicals - 1.2%
Airgas, Inc.	1,091,300	33,601
Albemarle Corp.	1,264,200	24,462
Celanese Corp. Class A	1,151,581	9,835
E.I. du Pont de Nemours & Co.	1,571,300	29,478
FMC Corp.	119,000	4,811
Monsanto Co.	540,100	41,193
Nalco Holding Co.	858,700	9,763
Solutia, Inc. (a)	190,000	713
Terra Industries, Inc.	636,300	16,410
		170,266
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	271,800	$ 7,504
Metals & Mining - 0.8%
Anglo American PLC ADR	688,500	4,868
ArcelorMittal SA (NY Shares) Class A (e)	350,300	6,771
Barrick Gold Corp.	686,700	20,755
Commercial Metals Co.	559,100	5,708
Freeport-McMoRan Copper & Gold, Inc. Class B	924,200	28,114
Newcrest Mining Ltd.	1,050,589	20,658
Nucor Corp.	439,600	14,793
Stillwater Mining Co. (a)	1,012,100	3,198
		104,865
TOTAL MATERIALS		282,635
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	1,627,236	38,679
Qwest Communications International, Inc.	5,924,300	20,083
Verizon Communications, Inc.	7,141,795	203,755
		262,517
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	8,146,700	26,803
TOTAL TELECOMMUNICATION SERVICES		289,320
UTILITIES - 1.1%
Electric Utilities - 0.9%
Entergy Corp.	320,300	21,585
Exelon Corp.	991,300	46,809
FirstEnergy Corp.	774,800	32,975
FPL Group, Inc.	455,500	20,648
Portland General Electric Co.	13,771	226
		122,243
Gas Utilities - 0.1%
Questar Corp.	687,300	19,815
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	480,500	$ 9,081
TOTAL UTILITIES		151,139
TOTAL COMMON STOCKS (Cost $9,009,015)		7,265,728
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 4.50%	56,300	3,272
El Paso Corp. 4.99% (g)	8,100	4,982
		8,254
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Wells Fargo & Co. 7.50%	22,600	10,396
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	800,000	3,688
TOTAL FINANCIALS		14,084
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (p)	497,017	994
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	4,049
TOTAL CONVERTIBLE PREFERRED STOCKS		27,381
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (g)	4,406	705
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	$ 0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		705
TOTAL PREFERRED STOCKS (Cost $102,339)		28,086
Corporate Bonds - 14.3%
	Principal Amount (000s)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp.:
3.5% 1/15/31	$ 512	224
3.5% 1/15/31 (g)	3,785	1,653
Regal Entertainment Group 6.25% 3/15/11 (g)	4,580	4,076
Virgin Media, Inc. 6.5% 11/15/16 (g)	10,000	5,388
		11,341
Specialty Retail - 0.0%
United Auto Group, Inc. 3.5% 4/1/26	10,340	6,679
TOTAL CONSUMER DISCRETIONARY		18,020
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
The Great Atlantic & Pacific Tea Co. 6.75% 12/15/12	17,480	8,565
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	43,570	26,456
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Vornado Realty LP 3.625% 11/15/26	5,900	4,720
INDUSTRIALS - 0.0%
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12 (g)	6,209	2,980
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (g)	$ 6,000	$ 2,190
Spansion, Inc. 2.25% 6/15/16 (d)(g)	1,480	7
		2,197
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. 3.5% 11/15/25	9,500	8,681
TOTAL CONVERTIBLE BONDS		71,619
Nonconvertible Bonds - 13.8%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	3,297	3,104
5.875% 3/15/11	1,224	1,165
The Goodyear Tire & Rubber Co.:
7.857% 8/15/11	5,355	4,284
8.625% 12/1/11	3,117	2,502
9% 7/1/15	5,030	3,672
		14,727
Automobiles - 0.0%
Ford Motor Co.:
7.125% 11/15/25	165	26
7.4% 11/1/46	1,040	156
7.45% 7/16/31	14,650	2,747
7.5% 8/1/26	470	71
7.75% 6/15/43	1,735	260
8.875% 1/15/22	890	142
8.9% 1/15/32	400	67
General Motors Corp. 8.375% 7/15/33	7,970	1,056
		4,525
Diversified Consumer Services - 0.1%
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14	1,945	1,848
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Education Management LLC/Education Management Finance Corp.: - continued
10.25% 6/1/16	$ 2,110	$ 1,962
Mac-Gray Corp. 7.625% 8/15/15	5,400	4,968
		8,778
Hotels, Restaurants & Leisure - 0.2%
Chukchansi Economic Development Authority:
6.095% 11/15/12 (g)(m)	1,140	188
8% 11/15/13 (g)	1,890	312
McDonald's Corp. 5.35% 3/1/18	1,378	1,421
MGM Mirage, Inc.:
6.625% 7/15/15	1,505	602
7.5% 6/1/16	1,555	603
7.625% 1/15/17	6,865	2,815
13% 11/15/13 (g)	12,000	9,240
OSI Restaurant Partners, Inc. 10% 6/15/15	2,420	532
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)	1,080	805
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)	2,270	1,317
Six Flags Operations, Inc. 12.25% 7/15/16 (g)	3,060	1,698
Six Flags, Inc. 9.625% 6/1/14	6,858	1,269
Station Casinos, Inc.:
6% 4/1/12 (d)	7,405	2,370
7.75% 8/15/16 (d)	1,735	555
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	1,736	1,042
		24,769
Household Durables - 0.0%
Fortune Brands, Inc.:
5.125% 1/15/11	2,498	2,462
5.875% 1/15/36	1,500	1,036
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13	300	234
		3,732
Media - 1.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,109	1,125
6.875% 5/1/12	1,438	1,450
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CanWest Media, Inc. 8% 9/15/12	$ 8,625	$ 1,251
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (d)	17,730	1,507
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	7,240	5,901
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (g)	1,500	1,339
8.375% 4/30/14 (g)	10,000	8,625
Clear Channel Communications, Inc.:
4.4% 5/15/11	1,800	180
5% 3/15/12	4,405	374
6.25% 3/15/11	2,510	276
Comcast Cable Communications, Inc. 6.75% 1/30/11	301	312
Comcast Corp.:
4.95% 6/15/16	1,107	989
5.5% 3/15/11	225	228
5.7% 5/15/18	5,309	4,906
5.85% 1/15/10	36	36
6.45% 3/15/37	4,155	3,568
COX Communications, Inc.:
4.625% 1/15/10	1,261	1,250
4.625% 6/1/13	2,632	2,380
CSC Holdings, Inc. 8.5% 4/15/14 (g)	3,630	3,521
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	2,715
7.125% 2/1/16	5,000	4,525
7.75% 5/31/15	3,705	3,450
Kabel Deutschland GmbH 10.625% 7/1/14	375	377
Lamar Media Corp.:
6.625% 8/15/15	2,080	1,342
6.625% 8/15/15	2,500	1,644
7.25% 1/1/13	1,585	1,236
LBI Media, Inc. 8.5% 8/1/17 (g)	6,320	1,896
Liberty Media Corp.:
5.7% 5/15/13	2,055	1,554
8.25% 2/1/30	10,280	5,985
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Muzak LLC/Muzak Finance Corp. 10% 2/15/09 (d)	$ 5,455	$ 3,328
News America Holdings, Inc. 7.75% 12/1/45	18,112	15,729
News America, Inc.:
4.75% 3/15/10	144	140
5.3% 12/15/14	516	486
6.2% 12/15/34	5,885	4,472
6.9% 3/1/19 (g)	1,724	1,632
Nexstar Broadcasting, Inc. 7% 1/15/14	8,000	2,320
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	4,033	1,089
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	9,095	7,526
11.625% 2/1/14 (g)	1,800	1,611
Radio One, Inc. 8.875% 7/1/11	4,005	1,202
Rainbow National Services LLC:
8.75% 9/1/12 (g)	4,000	3,920
10.375% 9/1/14 (g)	7,775	7,697
The Reader's Digest Association, Inc. 9% 2/15/17	9,530	667
Time Warner Cable, Inc.:
5.4% 7/2/12	1,440	1,385
6.2% 7/1/13	1,369	1,326
6.75% 7/1/18	691	655
7.3% 7/1/38	1,848	1,686
8.75% 2/14/19	2,359	2,518
Time Warner, Inc.:
5.875% 11/15/16	3,605	3,378
6.5% 11/15/36	3,295	2,820
TL Acquisitions, Inc. 10.5% 1/15/15 (g)	23,565	11,134
Vertis, Inc. 13.5% 4/1/14 pay-in-kind	573	6
Videotron Ltd.:
9.125% 4/15/18 (g)	3,045	3,075
9.125% 4/15/18 (g)	2,520	2,545
		146,289
Multiline Retail - 0.0%
Macy's Retail Holdings, Inc. 7.875% 7/15/15	1,382	991
Specialty Retail - 0.3%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	7,125	7,143
Home Depot, Inc. 2.0463% 12/16/09 (m)	2,520	2,447
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc. 10% 11/1/14	$ 7,940	$ 2,700
Sally Holdings LLC 9.25% 11/15/14	2,050	1,953
Staples, Inc. 9.75% 1/15/14	20,087	21,075
Toys 'R' US, Inc. 7.875% 4/15/13	6,585	2,239
		37,557
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 8.875% 4/1/16	6,000	4,500
TOTAL CONSUMER DISCRETIONARY		245,868
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	43	37
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (g)	8,200	7,950
Constellation Brands, Inc.:
7.25% 9/1/16	2,795	2,634
7.25% 5/15/17	2,400	2,274
Diageo Capital PLC:
5.2% 1/30/13	3,201	3,258
5.75% 10/23/17	1,105	1,101
FBG Finance Ltd. 5.125% 6/15/15 (g)	1,730	1,469
PepsiCo, Inc. 7.9% 11/1/18	6,140	7,379
		26,102
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
2.5025% 6/1/10 (m)	1,353	1,312
6.036% 12/10/28 (g)	1,352	1,032
6.302% 6/1/37 (m)	2,791	1,716
Rite Aid Corp. 10.375% 7/15/16	9,795	6,073
Wal-Mart Stores, Inc. 6.2% 4/15/38	6,660	6,907
		17,040
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	417	389
Dean Foods Co. 7% 6/1/16	8,335	7,918
General Mills, Inc. 5.65% 2/15/19	934	933
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.625% 11/1/11	$ 2,156	$ 2,253
6.75% 2/19/14	318	339
		11,832
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,054	1,028
Tobacco - 0.2%
Altria Group, Inc.:
9.25% 8/6/19	5,910	6,024
9.7% 11/10/18	16,293	17,059
Philip Morris International, Inc.:
4.875% 5/16/13	1,054	1,065
6.375% 5/16/38	2,900	2,852
Reynolds American, Inc.:
6.75% 6/15/17	1,724	1,456
7.25% 6/15/37	6,485	4,721
		33,177
TOTAL CONSUMER STAPLES		89,179
ENERGY - 2.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (g)	4,276	4,145
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)	5,420	3,062
Noble Drilling Corp. 5.875% 6/1/13	639	620
Transocean Ltd. 5.25% 3/15/13	2,042	2,023
Weatherford International Ltd.:
4.95% 10/15/13	1,026	874
5.15% 3/15/13	1,341	1,186
		11,910
Oil, Gas & Consumable Fuels - 1.9%
Arch Western Finance LLC 6.75% 7/1/13	4,960	4,613
BW Group Ltd. 6.625% 6/28/17 (g)	1,742	915
Canadian Natural Resources Ltd.:
5.15% 2/1/13	2,650	2,534
5.7% 5/15/17	683	603
Canadian Oil Sands Ltd. 4.8% 8/10/09 (g)	2,429	2,415
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chaparral Energy, Inc.:
8.5% 12/1/15	$ 3,100	$ 651
8.875% 2/1/17	10,890	2,287
Chesapeake Energy Corp.:
6.5% 8/15/17	14,280	11,281
9.5% 2/15/15	5,440	5,093
Colorado Interstate Gas Co. 5.95% 3/15/15	7,000	6,188
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)	5,990	2,246
ConocoPhillips:
4.75% 2/1/14	621	628
5.75% 2/1/19	7,588	7,425
6.5% 2/1/39	3,908	3,788
Devon Energy Corp. 5.625% 1/15/14	1,381	1,392
Drummond Co., Inc. 7.375% 2/15/16 (g)	8,000	4,560
Duke Capital LLC:
6.25% 2/15/13	589	584
6.75% 2/15/32	2,454	1,916
Duke Energy Field Services:
5.375% 10/15/15 (g)	720	591
6.45% 11/3/36 (g)	8,320	5,861
6.875% 2/1/11	1,363	1,360
7.875% 8/16/10	611	618
El Paso Natural Gas Co. 5.95% 4/15/17	551	471
Empresa Nacional de Petroleo 6.75% 11/15/12 (g)	998	1,002
Enbridge Energy Partners LP:
5.875% 12/15/16	1,064	912
6.5% 4/15/18	1,398	1,219
9.875% 3/1/19	1,726	1,792
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,702	1,652
Energy Partners Ltd. 9.75% 4/15/14	10,970	3,181
Enterprise Products Operating LP:
4.625% 10/15/09	1,147	1,141
5.6% 10/15/14	1,152	1,070
5.65% 4/1/13	410	392
EXCO Resources, Inc. 7.25% 1/15/11	5,585	4,440
Forest Oil Corp.:
7.25% 6/15/19	9,250	7,354
8.5% 2/15/14 (g)	2,955	2,682
Gazstream SA 5.625% 7/22/13 (g)	647	579
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	$ 2,276	$ 2,067
Kinder Morgan Energy Partners LP 5.125% 11/15/14	10,945	10,316
Lukoil International Finance BV 6.656% 6/7/22 (g)	720	490
Mariner Energy, Inc. 8% 5/15/17	2,100	1,355
Massey Energy Co. 6.875% 12/15/13	10,565	9,297
Nakilat, Inc. 6.067% 12/31/33 (g)	883	576
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)	3,700	2,352
Nexen, Inc.:
5.05% 11/20/13	2,265	2,057
5.2% 3/10/15	535	459
5.875% 3/10/35	2,365	1,612
6.4% 5/15/37	4,230	2,985
NGPL PipeCo LLC 6.514% 12/15/12 (g)	2,099	2,029
Peabody Energy Corp. 7.875% 11/1/26	7,925	6,657
Pemex Project Funding Master Trust 3.2963% 6/15/10 (g)(m)	734	708
Petrohawk Energy Corp. 9.125% 7/15/13	17,000	15,980
Petroleos Mexicanos 8% 5/3/19 (g)	3,438	3,378
Petroleum Development Corp. 12% 2/15/18	4,240	2,629
Plains All American Pipeline LP:
6.125% 1/15/17	1,880	1,601
6.65% 1/15/37	4,780	3,493
7.75% 10/15/12	1,389	1,399
Plains Exploration & Production Co.:
7% 3/15/17	4,400	3,718
7.625% 6/1/18	7,415	6,340
7.75% 6/15/15	6,000	5,430
Range Resources Corp. 7.375% 7/15/13	1,330	1,277
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	1,760	1,813
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (g)	791	692
6.332% 9/30/27 (g)	5,710	4,462
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	1,603	1,560
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (m)	6,610	4,462
Ship Finance International Ltd. 8.5% 12/15/13	10,070	7,502
Source Gas LLC 5.9% 4/1/17 (g)	2,088	1,565
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. 7.5% 2/1/18 (g)	$ 3,340	$ 3,156
Stone Energy Corp. 6.75% 12/15/14	5,580	2,567
Suncor Energy, Inc.:
6.1% 6/1/18	6,842	5,639
6.85% 6/1/39	6,550	4,765
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	1,810
Teekay Corp. 8.875% 7/15/11	10,030	9,529
Tennessee Gas Pipeline Co. 8% 2/1/16 (g)	825	811
TEPPCO Partners LP 5.9% 4/15/13	1,908	1,723
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	886
TransCanada PipeLines Ltd. 6.35% 5/15/67 (m)	1,397	845
Williams Companies, Inc.:
6.375% 10/1/10 (g)	4,195	4,132
7.625% 7/15/19	2,985	2,791
8.125% 3/15/12	6,285	6,191
XTO Energy, Inc.:
5% 1/31/15	1,031	957
5.65% 4/1/16	707	664
5.9% 8/1/12	2,623	2,600
6.5% 12/15/18	5,000	4,880
		259,643
TOTAL ENERGY		271,553
FINANCIALS - 3.3%
Capital Markets - 0.7%
Bear Stearns Companies, Inc.:
1.2625% 10/22/10 (m)	1,379	1,327
1.346% 8/21/09 (m)	689	678
1.3525% 7/16/09 (m)	339	335
2.4556% 9/9/09 (m)	749	737
3.25% 3/25/09	404	404
4.245% 1/7/10	717	703
4.5% 10/28/10	1,080	1,072
5.3% 10/30/15	689	635
5.85% 7/19/10	2,220	2,239
6.95% 8/10/12	11,066	11,454
BlackRock, Inc. 6.25% 9/15/17	1,810	1,721
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
5.25% 10/15/13	$ 3,478	$ 3,217
5.45% 11/1/12	2,220	2,140
5.95% 1/18/18	2,350	2,101
6.15% 4/1/18	1,161	1,055
6.6% 1/15/12	1,008	1,011
6.75% 10/1/37	8,835	6,282
6.875% 1/15/11	161	163
7.5% 2/15/19	11,036	10,931
Janus Capital Group, Inc. 6.5% 6/15/12	1,653	1,116
JPMorgan Chase Capital XX 6.55% 9/29/36	11,345	8,024
Lazard Group LLC:
6.85% 6/15/17	2,262	1,690
7.125% 5/15/15	811	616
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	3,781	3,375
6.15% 4/25/13	652	573
6.4% 8/28/17	1,830	1,440
6.875% 4/25/18	2,591	2,156
Morgan Stanley:
1.6475% 1/9/12 (m)	6,662	5,475
1.6975% 1/9/14 (m)	2,947	1,975
4.75% 4/1/14	468	392
5.05% 1/21/11	1,794	1,769
5.25% 11/2/12	144	135
5.45% 1/9/17	140	121
5.95% 12/28/17	324	286
6.6% 4/1/12	3,370	3,346
6.625% 4/1/18	806	744
6.75% 4/15/11	4,992	5,012
Northern Trust Corp. 5.5% 8/15/13	168	174
Nuveen Investments, Inc. 10.5% 11/15/15 (g)	6,070	1,396
Scotland International Finance No. 2 BV 7.7% 8/15/10 (g)	576	578
The Bank of New York, Inc. 4.95% 11/1/12	2,277	2,290
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
5.75% 4/25/18	$ 2,418	$ 2,114
5.875% 12/20/17	1,760	1,559
		94,561
Commercial Banks - 0.6%
American Express Bank FSB:
5.5% 4/16/13	2,410	2,281
6% 9/13/17	366	324
ANZ National International Ltd. 6.2% 7/19/13 (g)	647	626
Bank of America NA 6% 10/15/36	2,235	1,537
Bank One Corp.:
5.25% 1/30/13	548	532
7.875% 8/1/10	407	420
BB&T Corp. 6.5% 8/1/11	732	746
Chase Manhattan Corp. 7.875% 6/15/10	915	936
Credit Suisse First Boston 6% 2/15/18	9,961	9,037
Credit Suisse First Boston New York Branch 5% 5/15/13	10,815	10,441
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (g)(m)	3,570	2,820
Export-Import Bank of Korea:
5.125% 2/14/11	1,720	1,663
5.25% 2/10/14 (g)	333	299
5.5% 10/17/12	1,329	1,258
Fifth Third Bancorp:
4.5% 6/1/18	73	46
8.25% 3/1/38	1,237	896
HBOS PLC 6.75% 5/21/18 (g)	408	328
HSBC Holdings PLC:
1.6125% 10/6/16 (m)	868	696
6.5% 5/2/36	6,610	5,847
6.5% 9/15/37	8,400	7,311
JPMorgan Chase Bank 6% 10/1/17	1,234	1,168
KeyBank NA:
5.8% 7/1/14	660	588
7% 2/1/11	662	654
Korea Development Bank:
3.875% 3/2/09	2,108	2,108
4.625% 9/16/10	1,080	1,051
4.75% 7/20/09	552	549
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (g)(m)	$ 547	$ 458
National City Bank, Cleveland:
4.15% 8/1/09	1,123	1,115
4.5% 3/15/10	1,734	1,723
PNC Funding Corp.:
1.3144% 1/31/12 (m)	3,525	2,804
7.5% 11/1/09	1,194	1,190
Rabobank Capital Funding Trust II 5.26% (g)(m)	335	144
Santander Issuances SA Unipersonal:
1.885% 6/20/16 (g)(m)	2,649	1,995
5.805% 6/20/16 (g)(m)	2,477	1,734
Sovereign Bank 2.88% 8/1/13 (m)	1,242	926
Standard Chartered Bank 6.4% 9/26/17 (g)	2,577	2,061
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(m)	1,728	778
Union Planters Corp. 7.75% 3/1/11	353	343
UnionBanCal Corp. 5.25% 12/16/13	390	364
Wachovia Bank NA 4.875% 2/1/15	829	740
Wachovia Corp.:
1.2244% 10/15/11 (m)	2,366	2,099
1.255% 4/23/12 (m)	320	276
2.2525% 12/1/09 (m)	640	632
5.625% 10/15/16	2,003	1,781
5.75% 6/15/17	1,728	1,621
Wells Fargo & Co.:
4.2% 1/15/10	1,552	1,550
5.625% 12/11/17	1,847	1,753
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	342	346
		80,595
Consumer Finance - 0.6%
American Express Credit Corp. 5.875% 5/2/13	343	315
Capital One Financial Corp. 2.4694% 9/10/09 (m)	1,931	1,859
Discover Financial Services:
2.6288% 6/11/10 (m)	2,370	2,100
6.45% 6/12/17	6,200	4,690
Ford Motor Credit Co. LLC:
5.5444% 4/15/09 (m)	17,355	15,967
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
8% 12/15/16	$ 11,965	$ 5,564
12% 5/15/15	6,990	4,159
General Electric Capital Corp. 5.625% 9/15/17	17,812	15,524
GMAC LLC:
7% 2/1/12 (g)	5,945	3,537
7.5% 12/31/13 (g)	1,762	740
8% 11/1/31 (g)	12,581	5,661
Household Finance Corp.:
6.375% 10/15/11	1,096	1,067
7% 5/15/12	276	274
HSBC Finance Corp.:
5.25% 1/14/11	771	757
5.25% 1/15/14	621	581
MBNA America Bank NA 7.125% 11/15/12 (g)	409	392
MBNA Corp. 7.5% 3/15/12	948	875
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (g)	2,501	2,350
ORIX Corp. 5.48% 11/22/11	227	157
SLM Corp.:
1.3194% 7/26/10 (m)	20,263	16,696
1.3894% 10/25/11 (m)	5,381	3,770
2.1963% 3/15/11 (m)	66	50
4.5% 7/26/10	2,889	2,284
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (g)	244	208
		89,577
Diversified Financial Services - 0.7%
Bank of America Corp. 7.4% 1/15/11	5,103	4,738
BP Capital Markets PLC 5.25% 11/7/13	13,466	14,308
BTM Curacao Holding NV 1.8975% 12/19/16 (g)(m)	1,709	1,320
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	9,335	7,375
CIT Group, Inc.:
1.3866% 6/8/09 (m)	690	660
4.75% 12/15/10	484	368
5.4% 2/13/12	1,447	1,092
Citigroup, Inc.:
1.3356% 5/18/11 (m)	1,656	1,385
5.3% 10/17/12	8,973	7,959
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
5.5% 4/11/13	$ 6,263	$ 5,671
6.125% 5/15/18	4,915	4,238
6.5% 1/18/11	770	726
6.5% 8/19/13	12,925	12,050
CME Group, Inc. 5.75% 2/15/14	2,601	2,618
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	12,399	12,765
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)	5,200	3,978
9% 6/1/16 (g)	5,690	4,524
ILFC E-Capital Trust I 5.9% 12/21/65 (g)(m)	1,765	353
International Lease Finance Corp.:
5.4% 2/15/12	1,688	1,089
6.375% 3/25/13	886	514
6.625% 11/15/13	1,603	914
JPMorgan Chase & Co.:
4.891% 9/1/15 (m)	1,608	1,291
5.6% 6/1/11	1,824	1,860
5.75% 1/2/13	1,306	1,290
6.75% 2/1/11	221	226
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (g)	165	153
NSG Holdings II, LLC 7.75% 12/15/25 (g)	6,750	5,400
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	642	424
5.5% 1/15/14 (g)	409	280
5.7% 4/15/17 (g)	999	640
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	1,908	1,402
ZFS Finance USA Trust I 6.15% 12/15/65 (g)(m)	1,369	602
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(m)	2,951	1,201
ZFS Finance USA Trust IV 5.875% 5/9/32 (g)(m)	1,473	568
		103,982
Insurance - 0.2%
Assurant, Inc.:
5.625% 2/15/14	1,126	930
6.75% 2/15/34	1,159	724
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	254
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)	$ 878	$ 544
HUB International Holdings, Inc. 9% 12/15/14 (g)	3,710	2,430
Jackson National Life Global Funding 5.375% 5/8/13 (g)	444	406
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	350	213
MetLife, Inc.:
5% 6/15/15	686	637
6.125% 12/1/11	583	584
7.717% 2/15/19	6,959	6,715
Metropolitan Life Global Funding I:
4.625% 8/19/10 (g)	1,944	1,893
5.125% 4/10/13 (g)	329	314
Monumental Global Funding II 5.65% 7/14/11 (g)	973	982
Monumental Global Funding III 5.5% 4/22/13 (g)	1,297	1,143
Pacific Life Global Funding 5.15% 4/15/13 (g)	1,995	1,946
Prudential Financial, Inc.:
5.15% 1/15/13	1,277	1,142
5.4% 6/13/35	266	157
5.5% 3/15/16	250	209
5.7% 12/14/36	226	138
8.875% 6/15/68 (m)	1,751	998
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(m)	1,969	925
Symetra Financial Corp. 6.125% 4/1/16 (g)	3,053	2,406
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	736	748
USI Holdings Corp. 5.1125% 11/15/14 (g)(m)	2,920	1,387
		27,825
Real Estate Investment Trusts - 0.4%
AMB Property LP 5.9% 8/15/13	1,520	1,053
Arden Realty LP 5.2% 9/1/11	789	795
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	191
5.5% 1/15/12	1,410	1,314
6.625% 9/15/11	482	465
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,819	1,753
5.625% 12/15/10	2,403	2,123
5.75% 4/1/12	1,095	602
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
BRE Properties, Inc.:
4.875% 5/15/10	$ 1,522	$ 1,432
5.75% 9/1/09	360	358
Camden Property Trust:
4.375% 1/15/10	871	784
5.375% 12/15/13	387	317
5.875% 11/30/12	1,743	1,499
Colonial Properties Trust 4.75% 2/1/10	3,330	3,184
CPG Partners LP 6% 1/15/13	599	532
Developers Diversified Realty Corp.:
4.625% 8/1/10	1,775	1,253
5% 5/3/10	1,320	924
5.25% 4/15/11	1,433	705
5.375% 10/15/12	757	363
Duke Realty LP:
4.625% 5/15/13	369	248
5.25% 1/15/10	267	255
5.4% 8/15/14	325	222
5.5% 3/1/16	2,930	1,829
5.625% 8/15/11	4,312	3,674
5.875% 8/15/12	67	51
Equity One, Inc.:
6% 9/15/17	503	332
6.25% 1/15/17	291	198
Federal Realty Investment Trust:
5.4% 12/1/13	243	185
6% 7/15/12	1,728	1,422
6.2% 1/15/17	365	277
Hospitality Properties Trust 5.625% 3/15/17	707	394
HRPT Properties Trust:
5.75% 11/1/15	524	346
6.25% 6/15/17	726	449
6.65% 1/15/18	364	232
Liberty Property LP:
5.125% 3/2/15	500	363
5.5% 12/15/16	876	604
Mack-Cali Realty LP:
5.05% 4/15/10	478	449
7.25% 3/15/09	1,718	1,715
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mack-Cali Realty LP: - continued
7.75% 2/15/11	$ 575	$ 541
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	3,712
Rouse Co.:
3.625% 3/15/09 (d)	10,830	3,520
5.375% 11/26/13 (d)	4,960	1,488
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)(g)	3,675	1,103
Senior Housing Properties Trust 8.625% 1/15/12	5,910	5,260
Simon Property Group LP:
4.6% 6/15/10	646	619
4.875% 8/15/10	397	380
5% 3/1/12	214	184
5.375% 6/1/11	366	341
5.6% 9/1/11	1,601	1,488
5.75% 5/1/12	746	649
7.75% 1/20/11	484	463
Tanger Properties LP 6.15% 11/15/15	14	10
Washington (REIT) 5.95% 6/15/11	2,143	1,867
		54,517
Real Estate Management & Development - 0.0%
ERP Operating LP 5.5% 10/1/12	261	238
Post Apartment Homes LP:
5.45% 6/1/12	798	670
6.3% 6/1/13	1,412	1,158
Regency Centers LP:
4.95% 4/15/14	360	263
5.25% 8/1/15	1,257	872
5.875% 6/15/17	622	432
		3,633
Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp.:
1.6863% 3/24/09 (m)	1,360	1,357
4.5% 6/15/10	282	274
5.8% 6/7/12	1,718	1,574
Countrywide Home Loans, Inc.:
4.125% 9/15/09	2,267	2,246
6.25% 4/15/09	358	359
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.:
3.585% 6/20/13 (m)	$ 1,793	$ 1,291
3.75% 4/1/14 (m)	2,485	1,665
4.9% 9/23/10	999	934
World Savings Bank FSB 4.125% 12/15/09	306	304
		10,004
TOTAL FINANCIALS		464,694
HEALTH CARE - 1.1%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	1,741	1,777
Health Care Equipment & Supplies - 0.2%
Accellent, Inc. 10.5% 12/1/13	9,830	7,127
Biomet, Inc.:
10% 10/15/17	6,820	6,820
11.625% 10/15/17	7,320	6,771
Fresenius US Finance II, Inc. 9% 7/15/15 (g)	3,140	3,203
		23,921
Health Care Providers & Services - 0.9%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (m)	5,075	1,269
Community Health Systems, Inc. 8.875% 7/15/15	6,435	6,081
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	673
6.3% 8/15/14	2,132	1,552
DaVita, Inc. 6.625% 3/15/13	20,205	19,700
HCA, Inc.:
8.75% 9/1/10	9,235	9,189
9.25% 11/15/16	25,720	23,598
9.875% 2/15/17 (g)	850	816
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	9,000	8,640
Rural/Metro Corp. 9.875% 3/15/15	4,835	3,868
Sun Healthcare Group, Inc. 9.125% 4/15/15	7,630	6,981
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (g)(m)	4,360	2,616
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	$ 6,460	$ 5,426
Tenet Healthcare Corp.:
6.5% 6/1/12	2,005	1,754
7.375% 2/1/13	1,250	1,063
9.25% 2/1/15	9,420	7,465
9.875% 7/1/14	4,690	3,717
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	8,112
US Oncology Holdings, Inc. 8.3344% 3/15/12 pay-in-kind (m)	8,242	4,093
Viant Holdings, Inc. 10.125% 7/15/17 (g)	10,489	5,245
		121,858
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	1,853	1,957
Bristol-Myers Squibb Co. 5.45% 5/1/18	1,728	1,763
Novartis Capital Corp. 4.125% 2/10/14	1,727	1,743
Roche Holdings, Inc. 5% 3/1/14 (g)	3,501	3,541
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	564	555
		9,559
TOTAL HEALTH CARE		157,115
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (g)	1,556	1,552
6.4% 12/15/11 (g)	482	499
Bombardier, Inc.:
6.3% 5/1/14 (g)	10,420	6,981
7.45% 5/1/34 (g)	2,340	1,369
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,746
7.625% 2/1/18	1,830	1,810
		15,957
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	44	43
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates: - continued
6.978% 10/1/12	$ 243	$ 225
7.024% 4/15/11	1,667	1,617
7.858% 4/1/13	3,201	2,769
AMR Corp. 10.2% 3/15/20	3,445	1,843
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	98	63
9.798% 4/1/21	6,354	3,447
6.648% 9/15/17	1,902	1,502
6.82% 5/1/18	130	99
6.9% 7/2/19	512	412
7.056% 3/15/11	1,036	1,005
7.339% 4/19/14	2,050	1,312
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	27,035	541
8.3% 12/15/29 (a)	15,711	314
10.375% 2/1/11 (a)	8,640	173
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	222	161
7.57% 11/18/10	6,419	5,873
7.779% 1/2/12	1,541	1,309
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,336	962
8.36% 7/20/20	910	701
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	333	238
6.071% 9/1/14	214	207
6.201% 3/1/10	136	129
6.602% 9/1/13	386	365
		25,310
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (m)	2,670	2,395
Masonite International Corp. 11% 4/6/15 (d)	6,000	120
Nortek, Inc. 10% 12/1/13	10,880	4,243
		6,758
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
ARAMARK Corp. 8.5% 2/1/15	$ 7,670	$ 6,980
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,378
Cenveo Corp. 10.5% 8/15/16 (g)	2,590	1,580
Iron Mountain, Inc.:
6.625% 1/1/16	7,000	6,510
7.75% 1/15/15	5,930	5,886
8.625% 4/1/13	370	370
		22,704
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	11,608	9,519
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	1,489	1,525
5.45% 10/15/12	3,609	3,693
6% 10/15/17	1,726	1,738
6.55% 10/15/37	3,560	3,539
General Electric Co. 5.25% 12/6/17	19,778	18,203
		28,698
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (g)	360	342
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	606
		948
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13	920	918
7.75% 10/1/16	1,800	1,778
		2,696
Road & Rail - 0.0%
Kansas City Southern Railway Co. 8% 6/1/15	2,450	2,230
Trading Companies & Distributors - 0.1%
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	9,330	6,998
TOTAL INDUSTRIALS		121,818
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.95% 2/15/19	$ 2,070	$ 2,001
5.9% 2/15/39	331	308
Lucent Technologies, Inc. 6.45% 3/15/29	10,065	3,422
Nortel Networks Corp.:
10.125% 7/15/13 (d)	7,880	1,024
10.75% 7/15/16 (d)(g)	4,900	662
		7,417
Electronic Equipment & Components - 0.1%
Itron, Inc. 7.75% 5/15/12	860	761
Tyco Electronics Group SA:
5.95% 1/15/14	1,738	1,504
6% 10/1/12	2,284	2,013
6.55% 10/1/17	1,390	1,048
7.125% 10/1/37	1,952	1,274
		6,600
IT Services - 0.1%
Lender Processing Services, Inc. 8.125% 7/1/16	1,760	1,760
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	9,853
10.625% 5/15/15 (g)	8,415	7,132
		18,745
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	944	875
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Finance Ltd. 10.125% 12/1/13	8,150	6,866
Freescale Semiconductor, Inc.:
8.875% 12/15/14	10,770	1,831
9.875% 12/15/14 pay-in-kind (m)	32,920	1,463
National Semiconductor Corp.:
2.2463% 6/15/10 (m)	2,354	2,045
6.15% 6/15/12	874	685
NXP BV 7.875% 10/15/14	8,000	1,560
Spansion LLC 11.25% 1/15/16 (d)(g)	7,320	174
		14,624
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)	$ 1,300	$ 208
TOTAL INFORMATION TECHNOLOGY		48,469
MATERIALS - 0.7%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	5,105	4,468
Airgas, Inc. 7.125% 10/1/18 (g)	2,190	2,015
E.I. du Pont de Nemours & Co. 5% 1/15/13	278	284
Georgia Gulf Corp.:
9.5% 10/15/14	6,440	837
10.75% 10/15/16	885	27
Koppers, Inc. 9.875% 10/15/13	722	673
Lubrizol Corp. 8.875% 2/1/19	547	561
MacDermid, Inc. 9.5% 4/15/17 (g)	740	292
Momentive Performance Materials, Inc.:
9.75% 12/1/14	3,670	1,431
10.875% 12/1/14 pay-in-kind (m)	199	47
		10,635
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,080	771
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. 8.875% 9/15/14	10,450	6,166
BWAY Corp. 10% 10/15/10	840	785
Crown Americas LLC/Crown Americas Capital Corp.:
7.625% 11/15/13	4,000	4,010
7.75% 11/15/15	4,000	4,030
Owens-Brockway Glass Container, Inc. 6.75% 12/1/14	2,390	2,271
Owens-Illinois, Inc.:
7.5% 5/15/10	770	782
7.8% 5/15/18	350	336
Pactiv Corp.:
5.875% 7/15/12	1,009	938
6.4% 1/15/18	1,030	840
Sealed Air Corp. 6.95% 5/15/09 (g)	383	385
		20,543
Metals & Mining - 0.4%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	1,164	1,190
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	$ 1,179	$ 1,214
FMG Finance Property Ltd. 10.625% 9/1/16 (g)	7,000	5,880
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	13,725	11,735
Noranda Aluminium Holding Corp. 8.345% 11/15/14 pay-in-kind (m)	3,500	525
Nucor Corp.:
5.85% 6/1/18	5,135	5,120
6.4% 12/1/37	4,120	3,948
Rio Tinto Finance Ltd.:
5.875% 7/15/13	7,256	6,596
6.5% 7/15/18	6,714	5,932
7.125% 7/15/28	7,050	5,789
Steel Dynamics, Inc.:
7.375% 11/1/12	3,005	2,584
7.75% 4/15/16 (g)	8,205	6,359
United States Steel Corp.:
5.65% 6/1/13	874	715
6.65% 6/1/37	4,975	3,289
Vale Overseas Ltd. 6.25% 1/23/17	1,368	1,317
		62,193
Paper & Forest Products - 0.0%
Catalyst Paper Corp. 7.375% 3/1/14	4,268	1,494
International Paper Co.:
5.85% 10/30/12	88	78
7.4% 6/15/14	1,525	1,227
		2,799
TOTAL MATERIALS		96,941
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	1,523	1,625
AT&T, Inc.:
5.8% 2/15/19	5,178	5,028
6.3% 1/15/38	9,775	8,781
6.7% 11/15/13	691	731
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
6.8% 5/15/36	$ 13,429	$ 12,968
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,845	1,852
BellSouth Corp. 6.55% 6/15/34	4,075	3,775
British Telecommunications PLC:
8.625% 12/15/10	1,601	1,668
9.125% 12/15/30	3,080	2,937
Deutsche Telekom International Financial BV:
5.25% 7/22/13	1,443	1,448
6.75% 8/20/18	4,408	4,509
Intelsat Corp. 9.25% 8/15/14 (g)	5,190	4,879
Intelsat Ltd. 11.25% 6/15/16	14,660	13,854
Level 3 Financing, Inc. 9.25% 11/1/14	8,960	5,690
SBC Communications, Inc.:
5.1% 9/15/14	1,278	1,267
5.875% 2/1/12	1,610	1,664
5.875% 8/15/12	576	598
Sprint Capital Corp.:
6.875% 11/15/28	12,338	6,817
6.9% 5/1/19	17,010	11,057
8.375% 3/15/12	7,330	5,937
Telecom Italia Capital SA:
4% 1/15/10	2,881	2,831
4.95% 9/30/14	1,890	1,628
5.25% 10/1/15	9,507	8,020
6.999% 6/4/18	6,391	5,768
7.2% 7/18/36	3,550	2,878
7.721% 6/4/38	1,777	1,530
Telefonica Emisiones SAU:
1.555% 2/4/13 (m)	1,416	1,217
6.421% 6/20/16	684	695
7.045% 6/20/36	8,220	8,380
Telefonos de Mexico SA de CV 4.75% 1/27/10	3,654	3,691
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	1,890
6.25% 4/1/37	3,729	3,432
6.4% 2/15/38	6,365	5,972
6.9% 4/15/38	8,315	8,268
Verizon Global Funding Corp. 7.25% 12/1/10	1,615	1,705
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New England, Inc. 6.5% 9/15/11	$ 525	$ 540
Verizon New York, Inc. 6.875% 4/1/12	1,563	1,597
		157,127
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
4.125% 3/1/09	716	716
5.625% 11/15/17	1,066	991
Cricket Communications, Inc.:
9.375% 11/1/14	660	602
10% 7/15/15 (g)	4,320	3,974
Crown Castle International Corp. 9% 1/15/15	2,955	2,881
Digicel Group Ltd.:
8.875% 1/15/15 (g)	13,560	9,899
9.25% 9/1/12 (g)	4,120	3,708
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 7.625% 5/15/16	8,200	7,872
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)	6,745	6,189
11.5% 6/15/16 (g)	665	617
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (g)	2,055	1,957
8.875% 1/15/15 (g)	9,980	9,281
8.875% 1/15/15 (g)	870	807
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)	1,510	906
Rogers Communications, Inc. 6.8% 8/15/18	4,480	4,485
Verizon Wireless Capital LLC:
5.55% 2/1/14 (g)	7,589	7,545
8.5% 11/15/18 (g)	7,074	7,963
Vodafone Group PLC:
5% 12/16/13	1,353	1,357
5.5% 6/15/11	1,626	1,649
7.75% 2/15/10	1,089	1,132
		74,531
TOTAL TELECOMMUNICATION SERVICES		231,658
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 1.3%
Electric Utilities - 0.9%
AmerenUE 6.4% 6/15/17	$ 1,760	$ 1,717
Appalachian Power Co. 6.375% 4/1/36	6,000	5,263
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	2,423	2,307
8.875% 11/15/18	6,537	7,222
Commonwealth Edison Co. 5.4% 12/15/11	1,027	1,044
Duke Energy Carolinas LLC:
6.05% 4/15/38	2,510	2,592
7% 11/15/18	3,449	3,939
EDP Finance BV:
5.375% 11/2/12 (g)	1,175	1,155
6% 2/2/18 (g)	2,160	2,006
Enel Finance International SA:
5.7% 1/15/13 (g)	491	486
6.8% 9/15/37 (g)	10,928	8,765
Energy Future Holdings 10.875% 11/1/17	23,170	13,786
Exelon Corp.:
4.9% 6/15/15	1,885	1,618
6.75% 5/1/11	392	392
FirstEnergy Corp. 6.45% 11/15/11	1,163	1,162
Florida Power Corp.:
5.65% 6/15/18	2,710	2,780
6.4% 6/15/38	6,435	6,764
FPL Group Capital, Inc. 7.875% 12/15/15	911	1,030
Illinois Power Co. 6.125% 11/15/17	243	229
Intergen NV 9% 6/30/17 (g)	9,645	9,066
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)	3,625	3,335
Jersey Central Power & Light Co. 7.35% 2/1/19	1,039	1,043
Mirant Americas Generation LLC 8.3% 5/1/11	6,000	5,865
Nevada Power Co.:
6.5% 5/15/18	5,100	4,815
6.5% 8/1/18	925	873
Oncor Electric Delivery Co. 6.375% 5/1/12	1,609	1,608
Oncor Electric Delivery Co. LLC 5.95% 9/1/13 (g)	2,131	2,091
Pacific Gas & Electric Co. 5.8% 3/1/37	3,230	3,111
PacifiCorp 6% 1/15/39	710	702
PECO Energy Co. 5.6% 10/15/13	6,150	6,304
Pennsylvania Electric Co. 6.05% 9/1/17	450	412
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc.:
4% 5/15/10	$ 1,314	$ 1,284
6.125% 6/1/17	353	313
6.45% 8/15/12	2,198	2,146
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)	3,512	2,107
Progress Energy, Inc. 7.1% 3/1/11	1,994	2,048
Sierra Pacific Power Co. 5.45% 9/1/13	919	889
Tampa Electric Co. 6.15% 5/15/37	3,871	3,267
West Penn Power Co. 5.95% 12/15/17 (g)	185	164
Wisconsin Electric Power Co. 6.25% 12/1/15	1,775	1,886
		117,586
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	222
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,827	1,890
		2,112
Independent Power Producers & Energy Traders - 0.2%
AES Corp. 7.75% 10/15/15	4,660	4,078
Constellation Energy Group, Inc. 7% 4/1/12	3,797	3,696
Duke Capital LLC 5.668% 8/15/14	1,211	1,118
Enron Corp.:
6.4% 7/15/06 (d)	3,600	9
6.625% 11/15/05 (d)	2,155	5
6.75% 9/1/04 (d)	1,425	7
9.125% 4/1/03 (d)	4,315	11
Exelon Generation Co. LLC 5.35% 1/15/14	900	831
NRG Energy, Inc. 7.375% 2/1/16	13,560	12,679
Reliant Energy, Inc. 6.75% 12/15/14	9,645	8,584
		31,018
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,053	859
Dominion Resources, Inc.:
4.75% 12/15/10	2,316	2,330
6.3% 9/30/66 (m)	12,212	7,205
7.5% 6/30/66 (m)	2,999	1,949
DTE Energy Co. 7.05% 6/1/11	580	585
KeySpan Corp. 7.625% 11/15/10	291	303
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	$ 1,721	$ 1,773
6.5% 9/15/37	6,515	6,282
National Grid PLC 6.3% 8/1/16	870	831
NiSource Finance Corp.:
5.25% 9/15/17	497	366
5.4% 7/15/14	794	623
5.45% 9/15/20	2,082	1,426
6.4% 3/15/18	912	716
6.8% 1/15/19	4,000	3,137
7.875% 11/15/10	602	590
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	3,636	2,218
WPS Resources Corp. 6.11% 12/1/66 (m)	520	276
		31,469
TOTAL UTILITIES		182,185
TOTAL NONCONVERTIBLE BONDS		1,909,480
TOTAL CORPORATE BONDS (Cost $2,408,069)		1,981,099
U.S. Government and Government Agency Obligations - 5.4%

U.S. Government Agency Obligations - 1.9%
Fannie Mae:
3.375% 5/19/11	173,673	180,537
3.625% 8/15/11	14,335	15,051
4.375% 7/17/13	20,070	21,541
6% 5/15/11 (j)	38,785	42,444
Freddie Mac 5.25% 7/18/11 (j)	1,950	2,113
Tennessee Valley Authority 5.375% 4/1/56	5,573	6,045
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		267,731
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	11,940	11,618
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
1.625% 1/15/15 (j)	$ 33,042	$ 31,835
1.625% 1/15/18	12,046	11,471
2% 4/15/12	7,369	7,414
2% 1/15/14 (j)	154,758	154,090
2% 1/15/14 (j)	15,969	15,900
2.375% 1/15/27	46,928	45,505
2.5% 7/15/16	140,585	140,945
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		418,778
U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.1% 3/12/09 to 4/2/09	23,250	23,248
U.S. Treasury Notes:
1.875% 2/28/14	2,772	2,753
3.75% 11/15/18	11,123	11,786
3.875% 5/15/18	24,000	25,710
TOTAL U.S. TREASURY OBLIGATIONS		63,497
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $750,415)		750,006
U.S. Government Agency - Mortgage Securities - 8.0%

Fannie Mae - 4.9%
4.5% 2/1/39 to 3/1/39 (i)	33,000	33,114
5% 12/1/25 to 10/1/38	168,833	172,197
5% 3/12/39 (h)	40,000	40,694
5% 3/12/39 (h)	49,000	49,850
5% 3/12/39 (h)	33,000	33,572
5.5% 1/1/33 to 7/1/38 (i)	186,662	192,002
5.593% 7/1/37 (m)	1,476	1,523
6% 6/1/30 to 7/1/37	105,112	109,367
6% 3/12/39 (h)(i)	2,000	2,066
6% 4/13/39 (h)	2,000	2,061
6.013% 4/1/36 (m)	1,116	1,160
6.118% 4/1/36 (m)	2,536	2,638
6.243% 6/1/36 (m)	399	405
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.328% 4/1/36 (m)	$ 1,104	$ 1,149
6.5% 11/1/29 to 1/1/36 (i)	41,472	43,781
TOTAL FANNIE MAE		685,579
Freddie Mac - 1.2%
5% 3/1/19 to 7/1/38	120,770	123,416
5.694% 10/1/35 (m)	716	746
5.86% 6/1/36 (m)	1,266	1,313
5.977% 6/1/36 (m)	1,152	1,196
6% 11/1/33 to 9/1/35	9,676	10,072
6.101% 6/1/36 (m)	1,232	1,282
6.5% 11/1/34 to 3/1/36	22,183	23,388
TOTAL FREDDIE MAC		161,413
Government National Mortgage Association - 1.9%
5.5% 9/20/38	572	588
5.5% 3/18/39 (h)	6,000	6,153
5.5% 3/18/39 (h)	44,000	45,192
5.5% 3/18/39 (h)	3,000	3,076
5.5% 3/18/39 (h)	61,000	62,652
5.5% 3/18/39 (h)	44,000	45,192
5.5% 3/18/39 (h)	4,000	4,102
5.5% 3/18/39 (h)	4,000	4,102
5.5% 3/18/39 (h)	68,000	69,842
6% 2/15/34	14,157	14,758
6.5% 3/15/34	7,761	8,161
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		263,818
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,091,460)		1,110,810
Asset-Backed Securities - 1.1%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (m)	77	27
Series 2005-1 Class M1, 0.9438% 4/25/35 (m)	1,416	835
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (m)	633	5
Class M8, 1.3238% 7/25/36 (m)	314	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Series 2006-NC2: - continued
Class M9, 2.1738% 7/25/36 (m)	$ 207	$ 1
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (m)	0*	0*
Class M2, 3.0988% 6/25/33 (m)	94	66
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (m)	225	200
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (m)	472	205
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (m)	199	163
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (m)	26	24
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (m)	275	8
Class M4, 0.8738% 5/25/36 (m)	233	5
Class M5, 0.9138% 5/25/36 (m)	338	5
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (m)	129	5
Class M5, 0.8638% 4/25/36 (m)	123	4
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.5% 9/20/13 (m)	3,170	2,291
Series 2006-A7 Class A7, 0.49% 10/20/12 (m)	3,470	2,776
Series 2006-C1 Class C1, 0.95% 10/20/14 (m)	903	63
Series 2007-A1 Class A, 0.52% 1/20/15 (m)	2,330	1,734
Series 2007-A4 Class A4, 0.5% 4/22/13 (m)	3,311	2,450
Series 2007-B1 Class B, 0.72% 12/22/14 (m)	1,912	287
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (g)(m)	742	732
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (g)(m)	188	171
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	429	426
Ameriquest Mortgage Securities, Inc. Series 2006-M3:
Class A2A, 0.5238% 10/25/36 (m)	112	108
Class M7, 1.3238% 10/25/36 (m)	136	0*
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (m)	123	78
Series 2004-R10 Class M1, 1.1738% 11/25/34 (m)	515	229
Series 2004-R11 Class M1, 1.1338% 11/25/34 (m)	443	217
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (m)	195	149
Class M3, 1.0238% 4/25/34 (m)	128	49
Series 2005-R1 Class M1, 0.9238% 3/25/35 (m)	715	417
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (m)	649	445
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2005-R2 Class M1, 0.9238% 4/25/35 (m)	$ 1,567	$ 902
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (m)	137	69
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (m)	574	2
Series 2006-M2 Class M7, 1.3738% 9/25/36 (m)	525	0*
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (m)	36	7
Series 2004-W11 Class M2, 1.1738% 11/25/34 (m)	426	158
Series 2004-W5 Class M1, 1.0738% 4/25/34 (m)	516	303
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (m)	451	143
Class M2, 1.0738% 5/25/34 (m)	394	213
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (m)	1,178	415
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (m)	989	12
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (m)	1,089	527
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (m)	185	82
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (m)	407	212
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (m)	2,026	878
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (m)	179	71
Class M2, 1.5938% 6/25/34 (m)	316	198
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (m)	316	122
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (m)	313	4
Class M9, 2.6238% 11/25/36 (m)	835	4
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (d)(g)(m)	2,584	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (m)	2,606	2,343
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (m)	246	150
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (m)	488	304
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (m)	83	60
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (m)	735	334
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (m)	1,159	384
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities I Trust: - continued
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (m)	$ 397	$ 304
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.6238% 8/25/36 (m)	2,314	1,975
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (m)	1,744	1,559
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (m)	592	509
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 0.83% 6/15/10 (m)	479	471
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (m)	290	270
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (g)(m)	2,208	1,589
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (g)(m)	347	87
Class B, 1.22% 7/20/39 (g)(m)	200	28
Class C, 1.57% 7/20/39 (g)(m)	258	23
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (m)	4,366	210
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (m)	323	6
Series 2006-NC4 Class M1, 0.7738% 10/25/36 (m)	2,570	101
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (m)	141	4
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (m)	1,368	331
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (g)(m)	207	150
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (m)	403	363
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	259	129
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (g)(m)	290	197
Series 2005-HE4 Class A2C, 0.7438% 10/25/35 (m)	4,764	4,060
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (m)	574	7
Series 2006-WF2 Class A2B, 5.735% 5/25/36	696	683
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (m)	581	22
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (g)(m)	993	978
Class B, 0.735% 7/15/12 (g)(m)	993	937
Countrywide Asset-Backed Certificates Trust:
Series 2007-5 Class 2A1, 0.5738% 4/25/29 (m)	10,474	9,065
Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (m)	385	328
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	251	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (m)	$ 39	$ 21
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (m)	145	78
Class M1, 0.9738% 6/25/34 (m)	502	330
Class M4, 1.4438% 4/25/34 (m)	121	57
Series 2004-4:
Class A, 0.8438% 8/25/34 (m)	32	15
Class M2, 1.0038% 6/25/34 (m)	446	295
Series 2005-1:
Class M1, 0.8938% 8/25/35 (m)	389	281
Class MV2, 0.9138% 7/25/35 (m)	1,073	749
Series 2005-3 Class MV1, 0.8938% 8/25/35 (m)	1,882	1,640
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (m)	360	298
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (g)	116	106
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (m)	1,615	1,602
Series 2006-2 Class B1, 0.575% 1/17/12 (m)	2,208	1,978
Series 2007-1 Class B, 0.555% 8/15/12 (m)	2,208	1,725
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (m)	30	15
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (m)	221	55
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (m)	3,417	963
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (m)	17	9
Series 2005-FF9 Class A3, 0.7538% 10/25/35 (m)	5,224	4,031
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (m)	370	339
Series 2006-FF14 Class A2, 0.5338% 10/25/36 (m)	3,646	2,951
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (g)	134	132
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (m)	1,537	1,076
Series 2006-4 Class B, 1.005% 6/15/13 (m)	587	296
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (m)	55	16
Class M2, 1.2238% 2/25/34 (m)	94	60
Series 2004-A Class M1, 1.2988% 1/25/34 (m)	912	487
Series 2005-A:
Class M1, 0.9038% 1/25/35 (m)	79	73
Class M2, 0.9338% 1/25/35 (m)	1,333	487
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2005-A:
Class M3, 0.9638% 1/25/35 (m)	$ 720	$ 308
Class M4, 1.1538% 1/25/35 (m)	276	135
Series 2006-A:
Class M4, 0.8738% 5/25/36 (m)	687	9
Class M5, 0.9738% 5/25/36 (m)	368	5
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (g)(m)	1,788	1,205
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (g)(m)	273	169
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (m)	676	473
Class C, 0.7013% 9/17/12 (m)	525	341
Series 2007-1 Class C, 0.7313% 3/15/13 (m)	3,603	2,378
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (m)	473	230
Series 2003-FM1 Class M1, 1.7% 3/20/33 (m)	909	551
Series 2004-AR1 Class M1, 1.1238% 6/25/34 (m)	1,665	633
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (m)	309	166
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (m)	796	458
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (m)	436	142
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (m)	691	33
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (m)	12	6
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (m)	269	249
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (m)	327	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (g)(m)	501	225
Series 2006-3:
Class B, 0.8738% 9/25/46 (g)(m)	497	80
Class C, 1.0238% 9/25/46 (g)(m)	1,159	139
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (g)(m)	2,674	1,364
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (m)	0*	0*
Series 2003-3 Class M1, 1.7638% 8/25/33 (m)	759	346
Series 2003-4 Class M1, 1.6738% 10/25/33 (m)	225	100
Series 2003-5:
Class A2, 1.1738% 12/25/33 (m)	25	7
Class M1, 1.5238% 12/25/33 (m)	260	156
Series 2003-7 Class A2, 1.2338% 3/25/34 (m)	1	0*
Series 2003-8 Class M1, 1.5538% 4/25/34 (m)	395	183
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2004-3 Class M2, 2.1738% 8/25/34 (m)	$ 258	$ 157
Series 2004-7 Class A3, 0.8638% 1/25/35 (m)	0*	0*
Series 2005-1 Class M1, 0.9038% 5/25/35 (m)	990	885
Series 2005-3 Class M1, 0.8838% 8/25/35 (m)	677	605
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (m)	303	268
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (m)	2,771	1,913
Series 2006-7 Class M4, 0.8538% 1/25/37 (m)	871	4
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (m)	214	130
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (m)	1,708	1,517
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (m)	587	310
Class M2, 0.8494% 1/20/35 (m)	440	216
Series 2005-3 Class A1, 0.6194% 1/20/35 (m)	309	165
Series 2006-2:
Class M1, 0.74% 3/20/36 (m)	484	253
Class M2, 0.76% 3/20/36 (m)	800	393
Series 2006-3 Class A1V, 0.55% 3/20/36 (m)	528	504
Series 2007-2 Class A3V, 0.69% 7/21/36 (m)	440	194
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (m)	940	282
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7738% 7/25/36 (m)	2,355	64
Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (m)	944	401
Class MV1, 0.7038% 11/25/36 (m)	767	78
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (m)	842	654
Series 2006-A Class 2A1, 1.4963% 9/27/21 (m)	572	557
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (g)(m)	204	2
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (m)	1,611	725
Series 2004-2:
Class M1, 1.0038% 6/25/34 (m)	472	249
Class M2, 1.5538% 6/25/34 (m)	335	256
Series 2006-2 Class 2A2, 0.6038% 3/25/36 (m)	362	356
Series 2006-9 Class M4, 0.8438% 11/25/36 (m)	276	1
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (m)	341	12
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust: - continued
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (m)	$ 160	$ 0*
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (m)	596	25
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (g)(m)	3,365	3,080
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (m)	452	290
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (m)	124	86
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (m)	1,975	1,400
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (m)	1,289	593
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (m)	33	19
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (m)	400	226
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (m)	309	179
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (m)	44	8
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (m)	782	376
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (m)	370	179
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (m)	335	114
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (m)	303	103
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (m)	388	187
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (m)	172	0*
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (m)	417	394
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (m)	258	3
Class M6, 0.9238% 6/25/36 (m)	129	1
Series 2007-HE2:
Class A2A, 0.5138% 1/25/37 (m)	86	69
Class M1, 0.7238% 1/25/37 (m)	3,030	72
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (m)	84	56
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (m)	45	36
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (m)	20	6
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (m)	78	64
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (m)	493	278
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (g)(m)	421	242
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (m)	26	5
Class M1, 1.5538% 8/25/32 (m)	48	22
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (m)	310	152
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (m)	258	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Home Equity Loans Trust: - continued
Series 2007-2 Class A1, 0.5738% 4/25/37 (m)	$ 687	$ 522
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.5238% 11/25/36 (m)	267	246
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (m)	954	896
Series 2006-4 Class A1, 0.5038% 3/25/25 (m)	777	694
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (m)	887	496
Series 2005-4 Class M2, 0.9838% 9/25/35 (m)	1,083	161
Series 2005-D Class M2, 0.9438% 2/25/36 (m)	226	15
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	201	175
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (m)	738	4
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (m)	632	572
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (g)(m)	430	150
Series 2006-1A Class A, 1.87% 3/20/11 (g)(m)	893	357
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 1.1238% 11/25/34 (m)	261	164
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (m)	147	130
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (m)	205	184
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (m)	211	121
Class M3, 1.7238% 9/25/34 (m)	405	91
Class M4, 1.9238% 9/25/34 (m)	519	55
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (m)	304	50
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (m)	883	646
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (m)	1,221	717
Class M3, 1.2138% 2/25/35 (m)	151	61
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (m)	586	335
Class M3, 1.0338% 1/25/35 (m)	363	144
Class M4, 1.3038% 1/25/35 (m)	1,120	173
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (m)	1,328	52
Class M9, 2.3538% 5/25/35 (m)	449	13
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.5438% 9/25/36 (m)	$ 1,548	$ 1,479
Class M4, 0.8338% 9/25/36 (m)	1,295	8
Class M5, 0.8638% 9/25/36 (m)	645	3
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (g)(m)	2,758	1,186
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (m)	300	264
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (m)	4	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (m)	1,435	682
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.5538% 8/25/36 (m)	995	618
Series 2007-NC1 Class A2A, 0.5238% 12/25/36 (m)	632	500
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (g)(m)	815	612
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (m)	966	435
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	138	136
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (g)(m)	1,313	1,116
Class C, 0.835% 8/15/11 (g)(m)	599	449
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (m)	178	116
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (m)	69	28
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (m)	104	46
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (m)	2	0*
Series 2007-BC4 Class A3, 0.6394% 11/25/37 (m)	8,864	7,243
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (g)(m)	993	289
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (m)	1,217	922
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (m)	3,992	3,214
Class B, 0.7413% 9/15/11 (m)	2,986	1,194
Series 2007-AE1:
Class A, 0.555% 1/15/12 (m)	743	520
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Superior Wholesale Inventory Financing Trust: - continued
Series 2007-AE1:
Class B, 0.755% 1/15/12 (m)	$ 646	$ 259
Class C, 1.055% 1/15/12 (m)	803	241
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.555% 6/15/12 (m)	2,182	1,571
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (m)	22	5
Series 2003-6HE Class A1, 0.9438% 11/25/33 (m)	28	9
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (g)(m)	2,148	2,043
Series 2006-2:
Class B, 0.605% 10/17/11 (m)	2,600	2,275
Class C, 0.805% 10/17/11 (m)	2,443	1,974
Series 2007-1 Class C, 0.8313% 6/15/12 (m)	2,785	1,792
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	674	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (m)	458	8
Class M7, 1.2738% 10/25/36 (m)	331	4
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (g)(m)	4,170	3,972
Series 2006-C2A Class C2, 0.955% 8/15/15 (g)(m)	5,315	2,309
Series 2006-C3A Class C3A, 0.835% 10/15/13 (g)(m)	3,720	3,002
Series 2007-A4A Class A4, 5.2% 10/15/14 (g)	2,615	2,340
Series 2007-C1 Class C1, 0.855% 5/15/14 (g)(m)	3,237	1,904
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	6	0*
Series 2006-2 Class A2, 0.5738% 7/25/36 (m)	842	761
Series 2007-2 Class A1, 0.5638% 4/25/37 (m)	543	448
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	14	14
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (g)(m)	1,358	163
TOTAL ASSET-BACKED SECURITIES (Cost $167,287)		149,518
Collateralized Mortgage Obligations - 0.8%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.7%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (g)(m)	$ 508	$ 381
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (g)(m)	1,789	1,669
Class 2M, 1.4375% 2/17/52 (g)(m)	1,216	1,093
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (g)(m)	1,142	485
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.2046% 9/25/33 (m)	508	404
Series 2003-J Class 2A2, 5.2918% 11/25/33 (m)	410	332
Series 2003-K Class 1A1, 5.2035% 12/25/33 (m)	51	42
Series 2003-L Class 2A1, 5.3147% 1/25/34 (m)	829	644
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (m)	1,247	970
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (m)	280	229
Class 2A2, 5.1951% 2/25/34 (m)	1,014	826
Series 2004-B:
Class 1A1, 6.433% 3/25/34 (m)	57	43
Class 2A2, 4.0864% 3/25/34 (m)	453	339
Series 2004-C Class 1A1, 5.971% 4/25/34 (m)	101	80
Series 2004-D Class 2A1, 3.6163% 5/25/34 (m)	160	123
Series 2004-F Class 2A6, 4.1429% 7/25/34 (m)	671	656
Series 2004-J Class 2A1, 4.7597% 11/25/34 (m)	560	436
Series 2004-L Class 2A1, 4.3695% 1/25/35 (m)	647	494
Series 2005-H Class 1A1, 5.3329% 9/25/35 (m)	158	114
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(m)(o)	43,449	3,628
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9867% 8/25/33 (m)	1,348	919
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (m)	2,336	1,154
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (m)	433	240
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (m)	551	279
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (m)	628	471
Series 2007-A2 Class 2A1, 5.1795% 7/25/37 (m)	6,364	5,148
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.9419% 8/25/34 (m)	1,442	1,167
Class A4, 4.399% 8/25/34 (m)	1,327	1,062
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (m)	78	74
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2003-46 Class 4A1, 4.698% 1/19/34 (m)	$ 13,150	$ 10,211
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (m)	44	22
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (m)	96	45
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (m)	21	9
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (m)	352	168
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (m)	558	267
Class 5A2, 0.7938% 1/25/36 (m)	251	101
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (m)	88	39
Class 6M2, 0.9538% 6/25/35 (m)	1,120	274
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (m)	416	211
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (m)	132	65
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (m)	328	186
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (m)	12	7
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (m)	25	13
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (m)	120	60
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (m)	36	16
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (m)	23	13
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (m)	2,608	1,355
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (m)	539	439
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (m)	43	27
Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (m)	2,314	1,781
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (g)(m)	2,170	1,665
Class C2, 1.6125% 10/18/54 (g)(m)	727	364
Class M2, 1.3925% 10/18/54 (g)(m)	1,247	806
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (g)(m)	1,862	870
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (g)(m)	2,364	1,024
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (g)(m)	4,563	319
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2 Class C1, 0.94% 12/20/54 (m)	$ 4,063	$ 406
Series 2006-3 Class C2, 0.97% 12/20/54 (m)	853	53
Series 2006-4:
Class B1, 0.56% 12/20/54 (m)	2,283	457
Class C1, 0.85% 12/20/54 (m)	1,396	98
Class M1, 0.64% 12/20/54 (m)	601	90
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (m)	1,410	141
Class 1M1, 0.62% 12/20/54 (m)	917	138
Class 2C1, 0.9% 12/20/54 (m)	644	64
Class 2M1, 0.72% 12/20/54 (m)	1,178	188
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (m)	1,632	163
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (m)	327	82
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.9133% 9/25/34 (m)	290	193
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (m)	570	392
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (m)	323	145
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (g)(m)	462	324
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (m)	1,485	846
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (m)	119	67
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (m)	199	118
Series 2005-1:
Class M4, 1.2238% 4/25/35 (m)	24	4
Class M5, 1.2438% 4/25/35 (m)	24	3
Class M6, 1.2938% 4/25/35 (m)	38	5
Series 2005-3 Class A1, 0.7138% 8/25/35 (m)	472	239
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (m)	147	5
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (m)	128	10
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9482% 8/25/36 (m)	1,917	1,144
Series 2004-A1 Class 2A1, 4.4964% 2/25/34 (m)	1,131	930
Series 2004-A3 Class 4A1, 4.2896% 7/25/34 (m)	2,966	2,444
Series 2004-A5 Class 2A1, 4.6116% 12/25/34 (m)	1,884	1,533
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (m)	5,097	4,374
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (g)(m)	$ 377	$ 192
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (m)	56	35
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (m)	1,083	523
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (m)	1,363	572
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (g)(m)	158	87
Class C, 0.645% 6/15/22 (g)(m)	967	483
Class D, 0.655% 6/15/22 (g)(m)	372	167
Class E, 0.665% 6/15/22 (g)(m)	595	238
Class F, 0.695% 6/15/22 (g)(m)	1,073	375
Class G, 0.765% 6/15/22 (g)(m)	223	67
Class H, 0.785% 6/15/22 (g)(m)	447	112
Class J, 0.825% 6/15/22 (g)(m)	521	104
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (m)	169	98
Series 2003-B Class A1, 0.8138% 4/25/28 (m)	180	105
Series 2003-D Class A, 0.7838% 8/25/28 (m)	152	98
Series 2003-E Class A2, 2.0813% 10/25/28 (m)	254	152
Series 2003-F Class A2, 3.805% 10/25/28 (m)	204	122
Series 2004-A Class A2, 3.715% 4/25/29 (m)	235	145
Series 2004-B Class A2, 2.8388% 6/25/29 (m)	179	106
Series 2004-C Class A2, 2.15% 7/25/29 (m)	207	123
Series 2004-D Class A2, 3.4625% 9/25/29 (m)	176	104
Series 2004-E:
Class A2B, 3.825% 11/25/29 (m)	417	266
Class A2D, 4.015% 11/25/29 (m)	60	35
Series 2004-G Class A2, 3.48% 11/25/29 (m)	201	122
Series 2005-A Class A2, 3.3525% 2/25/30 (m)	195	117
Series 2005-B Class A2, 2.7988% 7/25/30 (m)	595	371
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (m)	1,237	6
Series 2004-A4 Class A1, 4.2286% 8/25/34 (m)	1,978	1,513
Series 2005-A2:
Class A2, 4.4861% 2/25/35 (m)	1,228	966
Class A7, 4.4861% 2/25/35 (m)	2,175	1,407
Series 2006-A6 Class A4, 5.3897% 10/25/33 (m)	1,962	1,599
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (m)	$ 215	$ 140
Class A2, 0.9238% 12/25/34 (m)	290	202
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (m)	245	162
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (m)	2,472	1,210
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (m)	1,855	87
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (m)	1,558	1,055
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (m)	396	293
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (m)	923	736
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7988% 7/10/35 (g)(m)	1,035	504
Series 2003-CB1 Class B3, 1.8988% 6/10/35 (g)(m)	798	427
Series 2004-A:
Class B4, 1.6488% 2/10/36 (g)(m)	609	211
Class B5, 2.1488% 2/10/36 (g)(m)	406	130
Series 2004-B:
Class B4, 1.5488% 2/10/36 (g)(m)	264	73
Class B5, 1.9988% 2/10/36 (g)(m)	204	51
Class B6, 2.4488% 2/10/36 (g)(m)	71	15
Series 2004-C:
Class B4, 1.3988% 9/10/36 (g)(m)	339	100
Class B5, 1.7988% 9/10/36 (g)(m)	381	102
Class B6, 2.1988% 9/10/36 (g)(m)	84	18
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (m)	1,312	1,011
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	186	164
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (m)	190	139
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (m)	1,093	888
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (g)(m)	208	156
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (g)(m)	47	46
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (m)	$ 341	$ 208
Series 2004-1 Class A, 1.8888% 2/20/34 (m)	122	78
Series 2004-10 Class A4, 4.5188% 11/20/34 (m)	176	109
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (m)	532	327
Series 2004-3 Class A, 3.885% 5/20/34 (m)	167	102
Series 2004-4 Class A, 4.4388% 5/20/34 (m)	638	397
Series 2004-5 Class A3, 2.9113% 6/20/34 (m)	250	153
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (m)	192	123
Class A3B, 2.3038% 7/20/34 (m)	37	23
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (m)	194	116
Class A3B, 2.1388% 7/20/34 (m)	24	14
Series 2004-8 Class A2, 2.15% 9/20/34 (m)	481	311
Series 2005-1 Class A2, 1.8388% 2/20/35 (m)	322	200
Series 2005-2 Class A2, 2.03% 3/20/35 (m)	403	242
Series 2005-3 Class A1, 0.67% 5/20/35 (m)	196	105
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (m)	399	5
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (g)(m)	72	30
Series 2003-15A Class 4A, 5.4533% 4/25/33 (m)	999	810
Series 2003-20 Class 1A1, 5.5% 7/25/33	646	553
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (m)	2,485	1,267
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (m)	115	110
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (m)	47	45
Series 2003-AR10 Class A7, 4.669% 10/25/33 (m)	8,573	5,383
Series 2003-AR8 Class A, 4.2743% 8/25/33 (m)	984	792
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (m)	322	319
Series 2005-AR3 Class A2, 4.6384% 3/25/35 (m)	2,827	2,274
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (m)	1,027	818
Series 2004-H Class A1, 4.5322% 6/25/34 (m)	2,535	2,063
Series 2004-W:
Class A1, 4.5429% 11/25/34 (m)	935	746
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-W:
Class A9, 4.5429% 11/25/34 (m)	$ 2,569	$ 1,616
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (m)	796	621
Series 2005-AR12:
Class 2A5, 4.313% 7/25/35 (m)	9,940	6,488
Class 2A6, 4.313% 7/25/35 (m)	663	506
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (m)	1,319	1,015
TOTAL PRIVATE SPONSOR		104,814
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	7,951	8,072
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $117,205)		112,886
Commercial Mortgage Securities - 0.4%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	2,565	1,989
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (g)(m)	467	210
Class G, 0.9913% 3/15/22 (g)(m)	303	115
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (g)(m)	1,203	541
Class G, 0.785% 10/15/19 (g)(m)	820	287
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (g)(m)	80	46
Series 2004-1:
Class A, 0.8338% 4/25/34 (g)(m)	1,044	783
Class B, 2.3738% 4/25/34 (g)(m)	116	44
Class M1, 1.0338% 4/25/34 (g)(m)	94	59
Class M2, 1.6738% 4/25/34 (g)(m)	85	44
Series 2004-2:
Class A, 0.9038% 8/25/34 (g)(m)	790	632
Class M1, 1.0538% 8/25/34 (g)(m)	179	112
Series 2004-3:
Class A1, 0.8438% 1/25/35 (g)(m)	1,590	1,153
Class A2, 0.8938% 1/25/35 (g)(m)	229	160
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class M1, 0.9738% 1/25/35 (g)(m)	$ 275	$ 179
Class M2, 1.4738% 1/25/35 (g)(m)	178	98
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (g)(m)	1,164	815
Class M1, 0.9038% 8/25/35 (g)(m)	86	35
Class M2, 0.9538% 8/25/35 (g)(m)	142	57
Class M3, 0.9738% 8/25/35 (g)(m)	79	28
Class M4, 1.0838% 8/25/35 (g)(m)	72	22
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (g)(m)	635	412
Class A2, 0.8738% 11/25/35 (g)(m)	411	267
Class M1, 0.9138% 11/25/35 (g)(m)	75	29
Class M2, 0.9638% 11/25/35 (g)(m)	95	36
Class M3, 0.9838% 11/25/35 (g)(m)	85	30
Class M4, 1.0738% 11/25/35 (g)(m)	106	37
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (g)(m)	1,492	858
Class B1, 1.8738% 1/25/36 (g)(m)	129	45
Class M1, 0.9238% 1/25/36 (g)(m)	481	277
Class M2, 0.9438% 1/25/36 (g)(m)	144	79
Class M3, 0.9738% 1/25/36 (g)(m)	211	105
Class M4, 1.0838% 1/25/36 (g)(m)	117	55
Class M5, 1.1238% 1/25/36 (g)(m)	117	52
Class M6, 1.1738% 1/25/36 (g)(m)	124	52
Series 2006-1:
Class A2, 0.8338% 4/25/36 (g)(m)	232	153
Class M1, 0.8538% 4/25/36 (g)(m)	83	42
Class M2, 0.8738% 4/25/36 (g)(m)	88	39
Class M3, 0.8938% 4/25/36 (g)(m)	75	32
Class M4, 0.9938% 4/25/36 (g)(m)	43	23
Class M5, 1.0338% 4/25/36 (g)(m)	42	16
Class M6, 1.1138% 4/25/36 (g)(m)	83	43
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (g)(m)	2,278	1,822
Class A2, 0.7538% 7/25/36 (g)(m)	206	165
Class B1, 1.3438% 7/25/36 (g)(m)	77	15
Class B3, 3.1738% 7/25/36 (g)(m)	116	23
Class M1, 0.7838% 7/25/36 (g)(m)	216	108
Class M2, 0.8038% 7/25/36 (g)(m)	152	73
Class M3, 0.8238% 7/25/36 (g)(m)	126	57
Class M4, 0.8938% 7/25/36 (g)(m)	85	34
Class M5, 0.9438% 7/25/36 (g)(m)	105	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A:
Class M6, 1.0138% 7/25/36 (g)(m)	$ 156	$ 55
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (g)(m)	133	41
Class B2, 1.8238% 10/25/36 (g)(m)	96	28
Class B3, 3.0738% 10/25/36 (g)(m)	157	35
Class M4, 0.9038% 10/25/36 (g)(m)	147	64
Class M5, 0.9538% 10/25/36 (g)(m)	176	71
Class M6, 1.0338% 10/25/36 (g)(m)	345	130
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (g)(m)	636	432
Class A2, 0.7438% 12/25/36 (g)(m)	2,865	1,988
Class B1, 1.1738% 12/25/36 (g)(m)	100	20
Class B2, 1.7238% 12/25/36 (g)(m)	104	48
Class B3, 2.9238% 12/25/36 (g)(m)	174	77
Class M1, 0.7638% 12/25/36 (g)(m)	207	133
Class M2, 0.7838% 12/25/36 (g)(m)	139	88
Class M3, 0.8138% 12/25/36 (g)(m)	141	59
Class M4, 0.8738% 12/25/36 (g)(m)	169	68
Class M5, 0.9138% 12/25/36 (g)(m)	155	62
Class M6, 0.9938% 12/25/36 (g)(m)	139	77
Series 2007-1:
Class A2, 0.7438% 3/25/37 (g)(m)	539	310
Class B1, 1.1438% 3/25/37 (g)(m)	176	62
Class B2, 1.6238% 3/25/37 (g)(m)	127	40
Class B3, 3.8238% 3/25/37 (g)(m)	343	100
Class M1, 0.7438% 3/25/37 (g)(m)	154	83
Class M2, 0.7638% 3/25/37 (g)(m)	115	60
Class M3, 0.7938% 3/25/37 (g)(m)	103	51
Class M4, 0.8438% 3/25/37 (g)(m)	85	41
Class M5, 0.8938% 3/25/37 (g)(m)	128	58
Class M6, 0.9738% 3/25/37 (g)(m)	179	72
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (g)(m)	478	289
Class A2, 0.7938% 7/25/37 (g)(m)	447	276
Class B1, 2.0738% 7/25/37 (g)(m)	140	44
Class B2, 2.7238% 7/25/37 (g)(m)	121	38
Class B3, 3.8238% 7/25/37 (g)(m)	137	41
Class M1, 0.8438% 7/25/37 (g)(m)	159	86
Class M2, 0.8838% 7/25/37 (g)(m)	89	46
Class M3, 0.9638% 7/25/37 (g)(m)	91	45
Class M4, 1.1238% 7/25/37 (g)(m)	174	73
Class M5, 1.2238% 7/25/37 (g)(m)	154	61
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class M6, 1.4738% 7/25/37 (g)(m)	$ 196	$ 72
Series 2007-3:
Class A2, 0.7638% 7/25/37 (g)(m)	792	589
Class B1, 1.4238% 7/25/37 (g)(m)	128	61
Class B2, 2.0738% 7/25/37 (g)(m)	316	151
Class B3, 4.4738% 7/25/37 (g)(m)	172	79
Class M1, 0.7838% 7/25/37 (g)(m)	114	66
Class M2, 0.8138% 7/25/37 (g)(m)	122	68
Class M3, 0.8438% 7/25/37 (g)(m)	188	99
Class M4, 0.9738% 7/25/37 (g)(m)	296	155
Class M5, 1.0738% 7/25/37 (g)(m)	157	81
Class M6, 1.2738% 7/25/37 (g)(m)	120	61
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (g)(m)	175	56
Class B2, 3.9238% 9/25/37 (g)(m)	622	182
Class M1, 1.4238% 9/25/37 (g)(m)	167	84
Class M2, 1.5238% 9/25/37 (g)(m)	167	75
Class M4, 2.0738% 9/25/37 (g)(m)	418	167
Class M5, 2.2238% 9/25/37 (g)(m)	418	157
Class M6, 2.4238% 9/25/37 (g)(m)	419	147
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (g)(m)	611	349
Class H, 1.1113% 3/15/19 (g)(m)	411	185
Class J, 1.3113% 3/15/19 (g)(m)	309	124
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (g)(m)	317	197
Class E, 0.755% 3/15/22 (g)(m)	1,645	965
Class F, 0.805% 3/15/22 (g)(m)	1,009	565
Class G, 0.855% 3/15/22 (g)(m)	259	141
Class H, 1.005% 3/15/22 (g)(m)	317	143
Class J, 1.155% 3/15/22 (g)(m)	317	127
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.0538% 8/1/24 (g)(m)	595	295
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (g)(m)	831	361
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (g)(m)	337	105
Class H, 0.825% 11/15/36 (g)(m)	270	81
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	$ 6,330	$ 4,222
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (g)(m)	721	341
Class E, 0.825% 4/15/17 (g)(m)	230	107
Class F, 0.865% 4/15/17 (g)(m)	130	58
Class G, 1.005% 4/15/17 (g)(m)	130	56
Class H, 1.075% 4/15/17 (g)(m)	130	53
Class J, 1.305% 4/15/17 (g)(m)	100	45
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (g)(m)	295	99
Class G, 0.9613% 11/15/17 (g)(m)	205	64
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (m)	6,455	4,801
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (g)(m)	1,416	425
0.7313% 2/15/22 (g)(m)	506	126
Class F, 0.7813% 2/15/22 (g)(m)	1,011	222
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0047% 4/29/39 (g)(m)	451	451
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	6,524	6,555
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6604% 12/10/41 (m)(o)	4,326	51
GS Mortgage Securities Corp. II floater Series 2006-FL8A Class F, 0.885% 6/6/20 (g)(m)	634	361
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (g)(m)	175	82
Class E, 0.7413% 11/15/18 (g)(m)	248	112
Class F, 0.7913% 11/15/18 (g)(m)	372	164
Class G, 0.8213% 11/15/18 (g)(m)	324	136
Class H, 0.9613% 11/15/18 (g)(m)	248	99
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,840	5,545
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0935% 4/25/21 (g)(m)	136	99
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (g)(m)	$ 868	$ 357
Class G, 0.815% 9/15/21 (g)(m)	1,714	627
Class H, 0.855% 9/15/21 (g)(m)	442	153
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (g)(m)	625	62
Series 2007-XCLA Class A1, 0.662% 7/17/17 (g)(m)	2,080	1,144
Series 2007-XLCA Class B, 0.9613% 7/17/17 (g)(m)	1,184	107
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (g)(m)	507	127
Class E, 0.712% 10/15/20 (g)(m)	634	127
Class F, 0.762% 10/15/20 (g)(m)	380	68
Class G, 0.802% 10/15/20 (g)(m)	470	71
Class H, 0.892% 10/15/20 (g)(m)	296	30
Class J, 1.042% 10/15/20 (g)(m)	338	27
Class MHRO, 1.152% 10/15/20 (g)(m)	137	15
Class MJPM, 1.462% 10/15/20 (g)(m)	46	4
Class MSTR, 1.162% 10/15/20 (g)(m)	85	12
Class NHRO, 1.352% 10/15/20 (g)(m)	200	18
Class NSTR, 1.312% 10/15/20 (g)(m)	79	9
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (g)(m)	1,616	129
Class D, 1.1613% 7/17/17 (g)(m)	761	53
Class E, 1.2613% 7/17/17 (g)(m)	618	37
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (g)(m)	133	109
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (g)(m)	969	533
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (g)(m)	1,058	434
Class F, 0.795% 8/11/18 (g)(m)	1,426	428
Class G, 0.815% 8/11/18 (g)(m)	1,351	338
Class J, 0.9331% 8/11/18 (g)(m)	300	108
Class X1A, 0.0239% 9/15/21 (g)(m)(o)	2,149	0*
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (g)(m)	71	18
Class AP2, 1.255% 6/15/20 (g)(m)	116	23
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class F, 0.935% 6/15/20 (g)(m)	$ 2,255	$ 722
Class LXR2, 1.255% 6/15/20 (g)(m)	1,537	231
sequential payer Series 2007-C32 Class A2, 5.7357% 6/15/49 (m)	2,090	1,501
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	5,005	3,348
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $67,939)		59,009
Municipal Securities - 0.1%

Montgomery County Gen. Oblig. Series A, 5% 1/1/13	3,800	4,250
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	3,400	3,880
Ohio Gen. Oblig. (Common Schools Proj.) Series E, 5% 9/15/12	3,910	4,342
TOTAL MUNICIPAL SECURITIES (Cost $12,076)		12,472
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $1,972)	1,794	1,958
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	143	126
6.875% 3/15/12	232	222
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $350)		348
Floating Rate Loans - 1.5%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
AM General LLC term loan 6.2269% 4/17/12 (m)	15,438	8,568
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Fantasy Springs Resort Casino term loan 9.72% 8/6/12 (m)	$ 7,650	$ 3,825
Southwest Sports Group, Inc. Tranche B, term loan 4% 12/22/10 (m)	7,000	3,640
		7,465
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 3.2114% 3/6/14 (m)	17,411	13,755
Discovery Communications, Inc. term loan 3.4588% 5/14/14 (m)	1,527	1,412
Hicks Sports Group LLC Tranche 2LN, term loan 7% 12/22/11 (m)	11,000	2,200
Idearc, Inc. term loan 3.4179% 11/17/14 (m)	13,456	4,709
Newsday LLC term loan 9.75% 8/1/13 (m)	7,000	6,318
Tribune Co. term loan 7.0838% 6/4/09 (d)(m)	1,188	297
		28,691
Multiline Retail - 0.1%
Dollar General Corp. Tranche B2, term loan 3.2288% 7/6/14 (m)	13,000	10,725
Specialty Retail - 0.0%
GNC Corp. term loan 3.7064% 9/16/13 (m)	786	574
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.705% 4/4/14 (m)	1,560	874
TOTAL CONSUMER DISCRETIONARY		56,897
CONSUMER STAPLES - 0.0%
Household Products - 0.0%
KIK Custom Products, Inc. Tranche 2LN, term loan 5.4769% 11/30/14 (m)	12,000	1,800
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Antero Resources Corp. Tranche 2LN, term loan 5.94% 4/12/14 (m)	11,000	5,500
Venoco, Inc. Tranche 2LN, term loan 5.25% 5/7/14 (m)	603	278
		5,778
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
LandSource Communities Development LLC Tranche 2LN, term loan 10.55% 2/27/14 (d)(m)	$ 1,120	$ 11
MGM Holdings II, Inc.:
term loan 4.7088% 4/8/12 (m)	6,965	3,064
Tranche B, term loan 4.2491% 4/8/12 (m)	9,473	4,168
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 5.7088% 12/15/14 (m)	10,000	6,600
		13,843
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Concentra Operating Corp. Tranche 2LN, term loan 6.96% 6/25/15 (m)	18,825	2,609
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (m)	2,500	1,200
Golden Gate National Senior Care LLC:
Tranche 1, term loan 3.2288% 3/14/11 (m)	11,389	9,795
Tranche 2, term loan 8.2288% 9/14/11 (m)	16,000	10,400
Rural/Metro Corp.:
Credit-Linked Deposit 4.01% 3/4/11 (m)	2,285	1,982
term loan 6.279% 3/4/11 (m)	3,605	3,128
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.8325% 6/15/15 (m)	17,840	9,812
		38,926
Pharmaceuticals - 0.0%
Graceway Pharmaceuticals LLC Tranche B 2LN, term loan 7.9588% 5/3/13 (m)	15,000	3,975
TOTAL HEALTH CARE		42,901
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.48% 5/11/15 pay-in-kind (m)	110	47
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.695% 4/30/14 (m)	8,443	4,095
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. term loan 2.45% 12/31/10 (m)	$ 10,712	$ 9,373
US Airways Group, Inc. term loan 2.9788% 3/23/14 (m)	4,720	2,148
		15,616
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 7.125% 2/7/15 (m)	985	246
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (m)	10,990	4,396
Navistar International Corp.:
term loan 3.7288% 1/19/12 (m)	352	250
Credit-Linked Deposit 4.1256% 1/19/12 (m)	128	91
		4,737
TOTAL INDUSTRIALS		20,646
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
IPC Systems, Inc. Tranche 2LN, term loan 6.7088% 5/31/15 (m)	6,000	900
SafeNet, Inc. Tranche 2LN, term loan 7.66% 4/12/15 (m)	7,500	2,925
		3,825
Electronic Equipment & Components - 0.0%
Texas Competitive Electric Holdings Co. LLC:
Tranche B2, term loan 3.9515% 10/10/14 (m)	2,805	1,711
Tranche B3, term loan 3.9515% 10/10/14 (m)	3,000	1,830
		3,541
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 7.2088% 6/11/15 (m)	33,730	15,179
Serena Software, Inc. term loan 3.1038% 3/10/13 (m)	288	158
SS&C Technologies, Inc. term loan 3.4271% 11/23/12 (m)	447	326
		15,663
TOTAL INFORMATION TECHNOLOGY		23,029
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp. term loan 6.8255% 6/20/14 (m)	$ 7,314	$ 6,144
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat Ltd. Tranche B, term loan 3.925% 7/3/13 (m)	19,628	17,763
Paetec Communications, Inc. Tranche B, term loan 2.9788% 2/28/13 (m)	443	323
Wind Telecomunicazioni SpA term loan 8.3925% 12/21/11 pay-in-kind (m)	20,492	13,851
		31,937
UTILITIES - 0.1%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 5.46% 12/31/14 (m)	810	486
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 5.9663% 5/1/14 (m)	12,970	8,171
TOTAL UTILITIES		8,657
TOTAL FLOATING RATE LOANS (Cost $353,119)		211,632
Bank Notes - 0.0%

National City Bank, Cleveland 2.3025% 3/1/13 (m) (Cost $458)	576	449
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (m)	620	196
MUFG Capital Finance 1 Ltd. 6.346% (m)	2,727	1,708
		1,904
TOTAL PREFERRED SECURITIES (Cost $2,022)		1,904
Fixed-Income Funds - 14.6%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (n)	1,499,285	$ 106,344
Fidelity Commercial Mortgage-Backed Securities Central Fund (n)	3,129,512	212,807
Fidelity Corporate Bond 1-10 Year Central Fund (n)	5,209,658	462,253
Fidelity Mortgage Backed Securities Central Fund (n)	12,481,630	1,247,789
TOTAL FIXED-INCOME FUNDS (Cost $2,234,427)		2,029,193
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.59% (b)	482,470,269	482,470
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	20,750,850	20,751
TOTAL MONEY MARKET FUNDS (Cost $503,221)		503,221
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.25%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	$ 18,188	18,188
0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	5,753	5,753
TOTAL CASH EQUIVALENTS (Cost $23,941)		23,941
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $16,845,315)		14,242,260
NET OTHER ASSETS - (2.5)%		(348,690)
NET ASSETS - 100%		$ 13,893,570
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JPMorgan Mortgage Acquisition Corp., par value of the notional amount of JPMorgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36 (Rating-C) (k)

	Sept. 2036	$ 4,600	$ (4,445)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (k)	Oct. 2036	1,293	(1,248)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	13,300	(12,835)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	10,900	(10,519)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	2,500	(2,413)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	10,900	(10,519)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	10,600	(10,229)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)

	Sept. 2037	$ 9,100	$ (8,780)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36 (Rating-C) (k)	August 2036	8,500	(8,467)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (k)	August 2035	2,700	(2,535)
TOTAL CREDIT DEFAULT SWAPS		$ 74,393	$ (71,990)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.947% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	100,000	10,255
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	50,000	8,662
Receive semi-annually a fixed rate equal to 5.61% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2012	95,500	11,103
TOTAL INTEREST RATE SWAPS		$ 245,500	$ 30,020
		$ 319,893	$ (41,970)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $433,955,000 or 3.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.

(j) Security or a portion of the security has been segregated as collateral for swap agreements. At the period end, the value of securities pledged amounted to $75,098,000, of which $18,013,000 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(k) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(l) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,013,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 7
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$18,188,000 due 3/02/09 at 0.25%
BNP Paribas Securities Corp.	$ 9,775
Barclays Capital, Inc.	2,360
Citigroup Global Markets, Inc.	1,349
HSBC Securities (USA), Inc.	674
J.P. Morgan Securities, Inc.	1,333
Societe Generale, New York Branch	2,697
$ 18,188
$5,753,000 due 3/02/09 at 0.26%
BNP Paribas Securities Corp.	$ 2,839
Banc of America Securities LLC	1,059
Barclays Capital, Inc.	1,510
Deutsche Bank Securities, Inc.	345
$ 5,753
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,875
Fidelity Cash Central Fund	4,445
Fidelity Commercial Mortgage-Backed Securities Central Fund	8,023
Fidelity Corporate Bond 1-10 Year Central Fund	28,419
Fidelity Mortgage Backed Securities Central Fund	34,817
Fidelity Securities Lending Cash Central Fund	1,512
Fidelity Ultra-Short Central Fund	3,239
Total	$ 83,330
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 196,835	$ 2,875	$ 71,853	$ 106,344	13.1%
Fidelity Commercial Mortgage-Backed Securities Central Fund	315,814	8,023	41,246	212,807	9.1%
Fidelity Corporate Bond 1-10 Year Central Fund	1,064,585	28,505	553,180*	462,253	18.9%
Fidelity Mortgage Backed Securities Central Fund	1,308,960	34,818	119,687	1,247,789	17.0%
Fidelity Ultra-Short Central Fund	455,384	-	383,267*	-	0.0%
Total	$ 3,341,578	$ 74,221	$ 1,169,233	$ 2,029,193
*Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ULURU, Inc.	$ 5,614	$ -	$ 55	$ -	$ 754
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 14,242,260	$ 9,679,709	$ 4,511,045	$ 51,506
Other Financial Instruments*	$ (41,508)	$ -	$ 9,180	$ (50,688)
*Other financial instruments include Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 6,438	$ (30,439)
Total Realized Gain (Loss)	412	-*
Total Unrealized Gain (Loss)	(20,188)	11,324
Cost of Purchases	38,637	-
Proceeds of Sales	(2,591)	-
Amortization/Accretion	(603)	-
Transfer in/out of Level 3	29,401	(31,573)
Ending Balance	$ 51,506	$ (50,688)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(958,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	27.4%
AAA,AA,A	8.6%
BBB	5.1%
BB	2.6%
B	4.6%
CCC,CC,C	1.9%
D	0.0%†
Not Rated	0.3%
Equities	52.5%
Short-Term Investments and Net Other Assets	(3.0)%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above table is based on the combined investments of the Fund and its pro-rata shares of the investments of Fidelity's Fixed-Income Central Funds.

† Amount represents less than 0.1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009
Assets
Investment in securities, at value (including securities loaned of $20,141 and repurchase agreements of $23,941) - See accompanying schedule: Unaffiliated issuers (cost $14,092,011)	$ 11,709,092
Fidelity Central Funds (cost $2,737,648)	2,532,414
Other affiliated issuers (cost $15,656)	754
Total Investments (cost $16,845,315)		$ 14,242,260
Commitment to sell securities on a delayed delivery basis	(254,992)
Receivable for securities sold on a delayed delivery basis	255,454	462
Receivable for investments sold, regular delivery		151,111
Cash		206
Receivable for swap agreements		65
Receivable for fund shares sold		10,964
Dividends receivable		17,703
Interest receivable		67,969
Distributions receivable from Fidelity Central Funds		11,672
Prepaid expenses		170
Other receivables		619
Unrealized appreciation on swap agreements		30,020
Total assets		14,533,221

Liabilities
Payable for investments purchased Regular delivery	$ 109,449
Delayed delivery	385,770
Payable for swap agreements	22,738
Payable for fund shares redeemed	19,873
Unrealized depreciation on swap agreements	71,990
Accrued management fee	5,138
Other affiliated payables	3,206
Other payables and accrued expenses	736
Collateral on securities loaned, at value	20,751
Total liabilities		639,651

Net Assets		$ 13,893,570
Net Assets consist of:
Paid in capital		$ 19,347,194
Undistributed net investment income		98,420
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,916,872)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,635,172)
Net Assets		$ 13,893,570

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009

Puritan: Net Asset Value, offering price and redemption price per share ($13,015,003 ÷ 1,104,548 shares)	$ 11.78

Class K: Net Asset Value, offering price and redemption price per share ($878,567 ÷ 74,565 shares)	$ 11.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009

Investment Income
Dividends		$ 117,347
Interest		123,860
Income from Fidelity Central Funds		83,330
Total income		324,537

Expenses
Management fee	$ 34,154
Transfer agent fees	18,580
Accounting and security lending fees	930
Custodian fees and expenses	124
Independent trustees' compensation	53
Depreciation in deferred trustee compensation account	(8)
Registration fees	66
Audit	135
Legal	57
Miscellaneous	672
Total expenses before reductions	54,763
Expense reductions	(169)	54,594
Net investment income (loss)		269,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,631,660)
Fidelity Central Funds	(243,124)
Other affiliated issuers	(313)
Foreign currency transactions	78
Futures contracts	(26,789)
Swap agreements	130
Total net realized gain (loss)		(2,901,678)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,616,450)
Assets and liabilities in foreign currencies	(84)
Swap agreements	22,791
Delayed delivery commitments	440
Total change in net unrealized appreciation (depreciation)		(3,593,303)
Net gain (loss)		(6,494,981)
Net increase (decrease) in net assets resulting from operations		$ (6,225,038)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 269,943	$ 647,822
Net realized gain (loss)	(2,901,678)	771,383
Change in net unrealized appreciation (depreciation)	(3,593,303)	(3,177,660)
Net increase (decrease) in net assets resulting from operations	(6,225,038)	(1,758,455)
Distributions to shareholders from net investment income	(283,670)	(690,835)
Distributions to shareholders from net realized gain	(18,395)	(2,042,154)
Total distributions	(302,065)	(2,732,989)
Share transactions - net increase (decrease)	(1,005,832)	198,958
Total increase (decrease) in net assets	(7,532,935)	(4,292,486)

Net Assets
Beginning of period	21,426,505	25,718,991
End of period (including undistributed net investment income of $98,420 and undistributed net investment income of $112,147, respectively)	$ 13,893,570	$ 21,426,505

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Puritan

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 G

2006 I

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13	$ 18.44	$ 16.96
Income from Investment Operations
Net investment income (loss) D	.22	.50	.59	.06	.55	.47	.45
Net realized and unrealized gain (loss)	(5.26)	(1.80)	1.70	.29	.80	1.39	1.79
Total from investment operations	(5.04)	(1.30)	2.29	.35	1.35	1.86	2.24
Distributions from net investment income	(.23)	(.55)	(.59)	-	(.55)	(.45)	(.46)
Distributions from net realized gain	(.02)	(1.62)	(.85)	-	(.59)	(.72)	(.30)
Total distributions	(.25) K	(2.17)	(1.44)	-	(1.14)	(1.17)	(.76)
Net asset value, end of period	$ 11.78	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13	$ 18.44
Total Return B, C	(29.76)%	(7.35)%	12.18%	1.81%	7.36%	10.51%	13.43%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.61%	.60%	.63% A	.62%	.63%	.65%
Expenses net of fee waivers, if any	.67% A	.61%	.60%	.62% A	.62%	.63%	.65%
Expenses net of all reductions	.67% A	.60%	.59%	.62% A	.61%	.62%	.64%
Net investment income (loss)	3.27% A	2.72%	2.91%	3.97% A	2.90%	2.53%	2.46%
Supplemental Data
Net assets, end of period (in millions)	$ 13,015	$ 21,418	$ 25,719	$ 23,955	$ 23,558	$ 24,276	$ 22,054
Portfolio turnover rate F	137% A	115%	70% J	78% A	44%	75%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended July 31. J Portfolio turnover rate excludes securities received or delivered in-kind. K Total distributions of $.247 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

Six months ended February 28,

Year ended August 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.22	.14
Net realized and unrealized gain (loss)	(5.25)	(1.16)
Total from investment operations	(5.03)	(1.02)
Distributions from net investment income	(.25)	(.13)
Distributions from net realized gain	(.02)	-
Total distributions	(.26) I	(.13)
Net asset value, end of period	$ 11.78	$ 17.07
Total Return B, C	(29.68)%	(5.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.49% A	.48% A
Expenses net of fee waivers, if any	.49% A	.48% A
Expenses net of all reductions	.49% A	.48% A
Net investment income (loss)	3.45% A	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 879	$ 9
Portfolio turnover rate F	137% A	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.262 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Puritan and Class K to eligible shareholders of Puritan. In order to disclose class level financial information, dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments ,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 597,407,714
Unrealized depreciation	(3,497,111,691)
Net unrealized appreciation (depreciation)	$ (2,899,703,977)
Cost for federal income tax purposes	$ 17,141,964,128

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $74,392,526 representing 0.54% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $8,929,845,342 and $9,396,395,142, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Puritan	$ 18,441,432.23
Class K	138,874.05
	$ 18,580,306

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $237,298 for the period.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $229,205,663 in return for its 3,665,748 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

On February 20, 2009, the Fund redeemed in-kind 5,759,631 shares of Fidelity Corporate Bond 1-10 Year Central Fund, a Fidelity Central Fund in which the Fund invests, valued at $518,408,300 by receiving cash and securities of equal value, including accrued interest. This is considered taxable to the Fund for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51,623 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $171,433. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,511,733.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Puritan's operating expenses. During the period, this reimbursement reduced the class' expenses by $4,485.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $97,166 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $28,433. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Puritan	$ 39,207

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008A
From net investment income
Puritan	$ 275,631,060	$ 690,834,669
Class K	8,038,609	703
Total	$ 283,669,669	$ 690,835,372

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10. Distributions to Shareholders - continued

	Six months ended February 28, 2009	Year ended August 31, 2008A
From net realized gain
Puritan	$ 18,038,081	$ 2,042,154,277
Class K	356,426	-
Total	$ 18,394,507	$ 2,042,154,277

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008 A	Six months ended February 28, 2009	Year ended August 31, 2008 A
Puritan
Shares sold	55,114,638	100,604,414	$ 742,458,077	$ 1,863,774,728
Conversion to Class K	(74,629,734)	(504,580)	(977,664,148)	(8,618,229)
Reinvestment of distributions	20,041,735	134,689,399	279,869,329	2,624,144,864
Shares redeemed	(150,476,741)	(232,505,275)	(2,021,231,674)	(4,289,044,484)
Net increase (decrease)	(149,950,102)	2,283,958	$ (1,976,568,416)	$ 190,256,879
Class K
Shares sold	3,169,653	5,496	$ 40,360,333	$ 100,133
Conversion from Puritan	74,630,262	504,580	977,664,148	8,618,229
Reinvestment of distributions	649,748	42	8,395,035	703
Shares redeemed	(4,393,485)	(1,008)	(55,682,427)	(17,286)
Net increase (decrease)	74,056,178	509,110	$ 970,737,089	$ 8,701,779

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

Semiannual Report

Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In March 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro rata portion of CMBS' net assets.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 28, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 28, 2009

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisers

FIL Investment Advisers
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

PUR-K-USAN-0409
1.863168.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 5, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 5, 2009